     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-6093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 December 31, 2009

Item 1: Reports to Shareholders

Vanguard Institutional Index Fund Annual Report

  After a dismal start to the year, stocks began a steady rise in March to finish 2009 with strong returns.
  For the fiscal year ended December 31, 2009, Vanguard Institutional Index Fund returned about 26% and closely tracked its target benchmark, the Standard & Poor’s 500 Index.
  Led by information technology stocks, all ten industry sectors posted gains.

Contents
Your Fund’s Total Returns..........	1
Chairman’s Letter.......................	2
Results of Proxy Voting..............	7
Fund Profile..............................	9
Performance Summary.............	10
Financial Statements...............	12
About Your Fund’s Expenses....	27
Glossary...................................	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	26.63%
Institutional Plus Shares	26.66
S&P 500 Index	26.46
Large-Cap Core Funds Average	27.46
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available for a minimum initial investment of $5 million. Institutional Plus Shares are available for a minimum investment of $200 million.

Your Fund’s Performance at a Glance
December 31, 2008 , Through December 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$82.54	$101.98	$2.208	$0.000
Institutional Plus Shares	82.54	101.98	2.230	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund returned about 26% for the fiscal year ended December 31, 2009, as U.S. stocks rebounded off their March lows and advanced throughout the rest of the year. The fund met its objective of closely tracking its unmanaged benchmark, the Standard & Poor’s 500 Index. It slightly trailed the average return of its large-capitalization peers.

Impressive stock returns masked lingering uncertainties

For the 12 months ended December 31, 2009, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

2

Bond markets calmed down, money market funds endured

Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

Broad-based recovery lifted fund’s returns

For the Vanguard Institutional Index Fund and the broader U.S. stock market, 2009 featured a momentous turnaround. Widespread pessimism stemming from the global financial crisis was followed by a historic rebound as government stimulus programs took hold and signs of recovery appeared on the distant horizon of the deepest economic downturn in a generation.

From the year’s start through early March, the benchmark Standard & Poor’s 500 Index declined nearly 25% before reversing

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2009
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.43%	-5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	-6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	-5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	-3.04	6.30

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup Three-Month U.S. Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

3

course and gaining almost 68% through the rest of the year. The recovery was broad-based as all ten sectors posted gains for the year—in striking contrast to 2008, when all ten sectors recorded losses.

Information technology, the largest sector in the index and the fund, returned more than 60% and contributed nearly 11 percentage points to the fund’s return. Having slashed their budgets during the financial crisis, many corporations resumed spending on communications equipment, computer hardware, and computer software. Consumers, too, gradually opened their wallets, and sales of home computers and electronic components helped lift the sector.

Although the downturn spurred an increase in the nationwide savings rate, certain consumer discretionary companies were well-positioned to benefit from cost-conscious customers. Internet retailers, media companies, home improvement retailers, and recreation-oriented companies were among the firms that bounced back and drove the sector’s return of nearly 42%.

Financial stocks, the index’s poorest-performing sector in 2008, were also instrumental in the recovery, posting a gain of about 17%. Giant banks passed the Treasury Department’s stress tests and began to regain investors’ confidence. Companies in the broader sector, including investment firms, consumer-finance firms, and insurance companies, took advantage of record-low interest rates to improve their balance sheets. Health care and industrials each returned about 20%. While the materials sector is one of the index’s smallest, its nearly 50% return provided a spark.

Fund has kept ahead of actively managed peers

Over the past ten years, Vanguard Institutional Index Fund recorded an average annual return of –0.92%, more than 1 percentage point better than the average result for its large-cap core peers (most of which are actively managed). Since their inception in 1997, the fund’s Institutional Plus Shares have also outperformed the peer-group average. As a group, institutional funds often have access to lower management fees than those available to retail funds, but the Institutional Index Fund’s combination of low costs and market-like returns have proved a tough foe for even its most attractively priced actively managed peers. This is in part a testament to the fund’s indexing strategy, but a sound strategy is worth little without excellent execution. Vanguard Quantitative Equity Group, the fund’s advisor, has more than 30 years of index-tracking experience. These long-tenured professionals have developed sophisticated portfolio construction and trading methodologies to help Vanguard deliver sound index fund management in a variety of different marketplaces and market environments.

4

While equity returns for the decade were undoubtedly disappointing, it’s worthwhile to consider the investing environment, which included the bursting of the technology stock bubble and three straight years of negative returns from 2000 through 2002 as well as the global financial crisis of 2008–2009. Looking beyond the past decade, the fund’s 8.34% average annual return since its inception in 1990 comes closer to approaching the stock market’s results over the past 100 years.

We believe the reasons for long-term equity investing remain sound. History indicates that both the U.S. economy and stock market have been resilient over the years and have overcome many crises, including the Great Depression and two World Wars. The inherent risk in equity investments is, paradoxically, both why they sometimes generate poor returns, and why we expect them to outperform less-risky assets over time.

Staying the course counts in diverse market conditions

The unpredictability that underlies the stock market was abundantly clear in 2009. After returning about –37% for 2008, the worst calendar-year result since 1931, the broad U.S. stock market continued its sharp decline during the first two months of 2009. In March, even as credit markets hit another rough patch and economic reports signaled the deepening of the recession, the stock market began a recovery that lasted through year-end.

Total Returns
Ten Years Ended December 31, 2009
Average
Annual Return
Institutional Index Fund Institutional Shares	-0.92%
S&P 500 Index	-0.95
Large-Cap Core Funds Average	-2.21
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The Institutional Index Fund’s history of tightly tracking the S&P 500 Index over long periods and its long-term record versus its peers offer strong evidence for indexing’s effectiveness. At Vanguard, we believe that the best way for your organization to withstand the inevitable market volatility and achieve long-term investment success is to maintain a carefully chosen portfolio of stocks, bonds, and short-term reserves tailored to the circumstances of your institution. We believe the Institutional Index Fund is a sensible investment for a core holding in an institutional portfolio.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

January 13, 2010

6

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	800,870,883	12,470,067	98.5%
Charles D. Ellis	789,425,633	23,915,317	97.1%
Emerson U. Fullwood	804,990,098	8,350,851	99.0%
Rajiv L. Gupta	802,591,507	10,749,443	98.7%
Amy Gutmann	805,052,646	8,288,304	99.0%
JoAnn Heffernan Heisen	802,450,398	10,890,552	98.7%
F. William McNabb III	803,031,309	10,309,641	98.7%
André F. Perold	802,741,071	10,599,879	98.7%
Alfred M. Rankin, Jr.	802,368,637	10,972,313	98.7%
Peter F. Volanakis	805,004,858	8,336,092	99.0%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:

(a)	Purchasing and selling real estate.
(b)	Issuing senior securities.
(c)	Borrowing money.
(d)	Making loans.
(e)	Purchasing and selling commodities.
(f)	Concentrating investments in a particular industry or group of industries.
(g)	Eliminating outdated fundamental investment policies not required by law.

7

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Index Fund
2a	310,302,160	14,000,840	4,829,463	38,870,403	84.3%
2b	307,774,109	14,072,301	7,286,057	38,870,398	83.6%
2c	303,505,159	14,092,690	11,534,618	38,870,400	82.5%
2d	304,306,414	15,670,873	9,155,180	38,870,399	82.7%
2e	304,030,716	14,005,328	11,096,422	38,870,400	82.6%
2f	307,687,882	14,329,653	7,114,932	38,870,399	83.6%
2g	307,563,436	14,006,378	7,562,649	38,870,403	83.6%

8

Institutional Index Fund

Fund Profile
As of December 31, 2009

Share-Class Characteristics
	Institutional				Institutional
	Shares				Plus Shares
Ticker Symbol			VINIX		VIIIX
Expense Ratio[1]	0.05%				0.025%
30-Day SEC Yield	1.83%				1.85%

Portfolio Characteristics
					DJ
					U.S. Total
			S&P 500 Market
	Fund		Index		Index
Number of Stocks	502		500		4,201
Median Market Cap	$42.7B		$42.7	B	$30.7	B
Price/Earnings Ratio	30.3	x	30.3	x	35.7	x
Price/Book Ratio	2.2	x	2.2	x	2.1	x
Return on Equity	20.8%		20.8%		19.3%
Earnings Growth Rate	8.2%		8.2%		8.1%
Dividend Yield	1.9%		1.9%		1.8%
Foreign Holdings	0.0%		0.0%		0.0%
Turnover Rate	11%		—		—
Short-Term Reserves	-0.1%		—		—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	9.6%	9.6%	10.3%
Consumer Staples	11.4	11.4	9.9
Energy	11.5	11.5	10.6
Financials	14.4	14.4	16.0
Health Care	12.6	12.6	12.6
Industrials	10.2	10.2	10.6
Information
Technology	19.8	19.8	19.3
Materials	3.6	3.6	4.0
Telecommunication
Services	3.2	3.2	2.9
Utilities	3.7	3.7	3.8

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2%
Microsoft Corp.	Systems Software	2.4
Apple Inc.	Computer
	Hardware	1.9
Johnson & Johnson	Pharmaceuticals	1.8
Procter & Gamble Co.	Household
	Products	1.8
International Business	Computer
Machines Corp.	Hardware	1.7
AT&T Inc.	Integrated
	Telecommunication
	Services	1.7
JPMorgan Chase & Co.	Diversified Financial
	Services	1.6
General Electric Co.	Industrial
	Conglomerates	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
Top Ten		19.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2009. For the fiscal year ended December 31, 2009, the expense ratios were 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares.

9

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999, Through December 31, 2009

Initial Investment of $5,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2009
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional
Shares	26.63%	0.45%	-0.92%	$4,560,817
Dow Jones U.S. Total Stock Market
Index	29.35	1.09	-0.17	4,913,789
S&P 500 Index	26.46	0.42	-0.95	4,545,113
Large-Cap Core Funds Average	27.46	-0.15	-2.21	4,000,300

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional
Plus Shares	26.66%	0.48%	-0.89%	$182,916,568
Dow Jones U.S. Total Stock Market
Index	29.35	1.09	-0.17	196,551,580
S&P 500 Index	26.46	0.42	-0.95	181,804,501

See Financial Highlights for dividend and capital gains information.

10

Institutional Index Fund

11

Institutional Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (9.6%)
	McDonald’s Corp.	7,483,194	467,251
	Walt Disney Co.	13,325,990	429,763
	Home Depot Inc.	11,790,714	341,105
	Comcast Corp. Class A	18,950,056	319,498
*	Amazon.com Inc.	2,311,763	310,978
	Target Corp.	5,216,510	252,323
	Lowe’s Cos. Inc.	10,207,067	238,743
	Time Warner Inc.	8,095,949	235,916
*	Ford Motor Co.	22,931,452	229,314
*	DIRECTV Class A	6,634,831	221,272
	News Corp. Class A	15,623,802	213,890
	NIKE Inc. Class B	2,701,484	178,487
	Johnson Controls Inc.	4,653,110	126,751
*	Viacom Inc. Class B	4,208,807	125,128
	Staples Inc.	5,019,372	123,426
*	Starbucks Corp.	5,151,057	118,783
*	Kohl’s Corp.	2,125,903	114,650
	Yum! Brands Inc.	3,242,910	113,405
	TJX Cos. Inc.	2,910,162	106,366
	Time Warner Cable Inc.	2,443,631	101,142
*	Carnival Corp.	3,029,890	96,017
	Best Buy Co. Inc.	2,368,261	93,452
	Omnicom Group Inc.	2,157,965	84,484
	Coach Inc.	2,211,307	80,779
	McGraw-Hill Cos. Inc.	2,183,356	73,164
*	Bed Bath & Beyond Inc.	1,821,279	70,356
	Gap Inc.	3,301,015	69,156
*	priceline.com Inc.	304,726	66,583
	CBS Corp. Class B	4,695,139	65,967
*	Apollo Group Inc. Class A	890,992	53,976
	H&R Block Inc.	2,324,733	52,585
	Mattel Inc.	2,506,219	50,074
	Macy’s Inc.	2,918,932	48,921
	Marriott International Inc.
	Class A	1,758,515	47,920
	Starwood Hotels &
	Resorts Worldwide Inc.	1,296,527	47,414
	VF Corp.	615,567	45,084

			Market
			Value•
		Shares	($000)
	Fortune Brands Inc.	1,042,285	45,027
	JC Penney Co. Inc.	1,635,249	43,514
	Nordstrom Inc.	1,145,919	43,064
	Genuine Parts Co.	1,106,157	41,990
	Whirlpool Corp.	514,943	41,535
	Harley-Davidson Inc.	1,625,375	40,959
	Sherwin-Williams Co.	659,989	40,688
	International Game
	Technology	2,059,049	38,648
*	Expedia Inc.	1,461,335	37,571
	Tiffany & Co.	862,742	37,098
	Ross Stores Inc.	867,242	37,040
*	O’Reilly Automotive Inc.	951,063	36,254
	Ltd Brands Inc.	1,854,529	35,681
	Darden Restaurants Inc.	967,929	33,945
*	AutoZone Inc.	207,370	32,779
	Polo Ralph Lauren Corp.
	Class A	398,234	32,249
	Newell Rubbermaid Inc.	1,925,152	28,897
*,^	Sears Holdings Corp.	336,409	28,073
	Wynn Resorts Ltd.	477,938	27,830
	Hasbro Inc.	863,504	27,684
	Black & Decker Corp.	417,512	27,067
	Family Dollar Stores Inc.	962,120	26,776
	Scripps Networks
	Interactive Inc. Class A	621,922	25,810
*	GameStop Corp. Class A	1,145,113	25,124
	Wyndham
	Worldwide Corp.	1,242,122	25,054
*	Interpublic Group of
	Cos. Inc.	3,380,467	24,948
	DeVry Inc.	429,644	24,374
	Gannett Co. Inc.	1,637,652	24,319
*	Goodyear Tire &
	Rubber Co.	1,683,939	23,744
	Pulte Homes Inc.	2,195,462	21,955
	Leggett & Platt Inc.	1,057,726	21,578
	Abercrombie & Fitch Co.	611,802	21,321
	DR Horton Inc.	1,921,950	20,892
	Washington Post Co.
	Class B	43,137	18,963

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Harman International
	Industries Inc.	482,341	17,017
	RadioShack Corp.	870,555	16,976
*	Big Lots Inc.	574,539	16,650
	Lennar Corp. Class A	1,121,945	14,327
	Comcast Corp.	844,535	13,521
*	Office Depot Inc.	1,910,439	12,322
*	AutoNation Inc.	643,061	12,315
*	New York Times Co.
	Class A	804,050	9,938
*	Eastman Kodak Co.	1,865,013	7,870
	Meredith Corp.	255,028	7,868
			6,605,378
Consumer Staples (11.3%)
	Procter & Gamble Co.	20,259,809	1,228,352
	Coca-Cola Co.	16,067,710	915,859
	Wal-Mart Stores Inc.	14,795,356	790,812
	PepsiCo Inc.	10,820,277	657,873
	Philip Morris
	International Inc.	13,207,334	636,461
	CVS Caremark Corp.	9,780,770	315,039
	Colgate-Palmolive Co.	3,447,506	283,213
	Altria Group Inc.	14,368,834	282,060
	Kraft Foods Inc.	10,242,677	278,396
	Walgreen Co.	6,856,476	251,770
	Kimberly-Clark Corp.	2,880,137	183,494
	Costco Wholesale Corp.	3,023,068	178,875
	General Mills Inc.	2,264,482	160,348
	Archer-Daniels-
	Midland Co.	4,453,983	139,454
	Sysco Corp.	4,103,633	114,655
	Kellogg Co.	1,762,577	93,769
	HJ Heinz Co.	2,188,558	93,583
	Avon Products Inc.	2,961,055	93,273
	Kroger Co.	4,512,511	92,642
	Lorillard Inc.	1,113,821	89,362
	ConAgra Foods Inc.	3,070,975	70,786
	Reynolds American Inc.	1,171,738	62,067
	Mead Johnson
	Nutrition Co. Class A	1,417,868	61,961
	Safeway Inc.	2,817,717	59,989
	Clorox Co.	969,279	59,126
	Sara Lee Corp.	4,834,627	58,886
	JM Smucker Co.	825,160	50,954
	Dr Pepper Snapple
	Group Inc.	1,761,497	49,850
	Molson Coors Brewing Co.
	Class B	1,090,389	49,242
	Coca-Cola Enterprises Inc.	2,203,319	46,710
	Campbell Soup Co.	1,316,733	44,506
	Hershey Co.	1,152,788	41,258
	Brown-Forman Corp.
	Class B	761,710	40,805
	Estee Lauder Cos. Inc.
	Class A	818,347	39,575
	Pepsi Bottling Group Inc.	998,592	37,447

			Market
			Value•
		Shares	($000)
	McCormick & Co. Inc.	907,648	32,793
*	Whole Foods Market Inc.	974,960	26,763
	Tyson Foods Inc. Class A	2,115,044	25,952
*	Dean Foods Co.	1,255,161	22,643
*	Constellation Brands Inc.
	Class A	1,386,776	22,091
	SUPERVALU Inc.	1,474,298	18,738
	Hormel Foods Corp.	485,256	18,658
			7,820,090
Energy (11.4%)
	Exxon Mobil Corp.	32,918,562	2,244,717
	Chevron Corp.	13,911,815	1,071,071
	Schlumberger Ltd.	8,326,206	541,953
	ConocoPhillips	10,288,077	525,412
	Occidental
	Petroleum Corp.	5,628,193	457,853
	Apache Corp.	2,330,975	240,487
	Devon Energy Corp.	3,079,347	226,332
	Anadarko Petroleum Corp.	3,408,129	212,735
	Halliburton Co.	6,253,886	188,179
	XTO Energy Inc.	4,023,964	187,235
	EOG Resources Inc.	1,749,814	170,257
	Marathon Oil Corp.	4,908,084	153,230
	National Oilwell Varco Inc.	2,900,659	127,890
	Hess Corp.	2,018,336	122,109
	Chesapeake Energy Corp.	4,491,089	116,229
*	Southwestern Energy Co.	2,394,169	115,399
	Spectra Energy Corp.	4,484,411	91,975
	Baker Hughes Inc.	2,148,558	86,974
	Noble Energy Inc.	1,202,746	85,660
	Williams Cos. Inc.	4,043,158	85,230
	Peabody Energy Corp.	1,857,034	83,956
	Murphy Oil Corp.	1,323,813	71,751
*	Cameron International
	Corp.	1,694,635	70,836
	Valero Energy Corp.	3,912,867	65,540
	Consol Energy Inc.	1,253,769	62,438
	Range Resources Corp.	1,093,615	54,517
*	FMC Technologies Inc.	847,016	48,991
	El Paso Corp.	4,862,016	47,794
	Diamond Offshore
	Drilling Inc.	481,865	47,425
	Smith International Inc.	1,715,301	46,605
*	Nabors Industries Ltd.	1,964,009	42,992
	Pioneer Natural
	Resources Co.	799,472	38,511
	BJ Services Co.	2,034,691	37,845
	Cabot Oil & Gas Corp.	718,533	31,321
*	Denbury Resources Inc.	1,731,842	25,631
	Massey Energy Co.	594,807	24,988
	Sunoco Inc.	812,942	21,218
*	Rowan Cos. Inc.	791,018	17,909
	Tesoro Corp.	974,913	13,210
			7,904,405

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
Financials (14.3%)
	JPMorgan Chase & Co.	27,325,197	1,138,641
	Bank of America Corp.	68,903,224	1,037,683
	Wells Fargo & Co.	35,440,944	956,551
	Goldman Sachs
	Group Inc.	3,564,719	601,867
	Citigroup Inc.	135,214,867	447,561
	American Express Co.	8,245,742	334,117
	US Bancorp	13,260,820	298,501
	Morgan Stanley	9,426,310	279,019
	Bank of New York
	Mellon Corp.	8,350,190	233,555
	MetLife Inc.	5,677,447	200,698
	Travelers Cos. Inc.	3,788,471	188,893
	PNC Financial Services
	Group Inc.	3,199,343	168,893
	Prudential Financial Inc.	3,217,248	160,090
	Simon Property Group Inc.	1,976,950	157,761
	CME Group Inc.	461,236	154,952
	Aflac Inc.	3,244,282	150,048
	State Street Corp.	3,429,961	149,341
	Charles Schwab Corp.	6,607,509	124,353
	BB&T Corp.	4,767,730	120,957
	Capital One
	Financial Corp.	3,119,643	119,607
	Chubb Corp.	2,368,336	116,475
	Allstate Corp.	3,719,789	111,742
	Franklin Resources Inc.	1,033,162	108,844
	T Rowe Price Group Inc.	1,785,441	95,075
	Loews Corp.	2,502,244	90,957
	Northern Trust Corp.	1,674,507	87,744
*	Progressive Corp.	4,674,784	84,099
	Marsh & McLennan
	Cos. Inc.	3,657,496	80,758
	Public Storage	940,375	76,594
	Vornado Realty Trust	1,087,134	76,034
	AON Corp.	1,899,231	72,817
	SunTrust Banks Inc.	3,460,855	70,221
	Ameriprise Financial Inc.	1,768,010	68,634
	Invesco Ltd.	2,915,842	68,493
	Equity Residential	1,914,561	64,674
	Boston Properties Inc.	961,745	64,504
	HCP Inc.	2,032,377	62,069
	Hartford Financial
	Services Group Inc.	2,655,526	61,768
*	IntercontinentalExchange
	Inc.	507,873	57,034
	Discover Financial
	Services	3,763,486	55,361
	Fifth Third Bancorp	5,514,175	53,763
	Principal Financial
	Group Inc.	2,211,280	53,159
	Lincoln National Corp.	2,094,345	52,107
	Host Hotels &
	Resorts Inc.	4,375,843	51,066
	Ventas Inc.	1,085,728	47,490

			Market
			Value•
		Shares	($000)
	AvalonBay
	Communities Inc.	564,517	46,352
	NYSE Euronext	1,802,579	45,605
	Hudson City Bancorp Inc.	3,277,861	45,005
	ProLogis	3,280,776	44,914
	Unum Group	2,300,159	44,899
	Regions Financial Corp.	8,236,741	43,572
	XL Capital Ltd. Class A	2,372,014	43,479
	Plum Creek
	Timber Co. Inc.	1,128,751	42,622
	People’s United
	Financial Inc.	2,414,365	40,320
*	Genworth Financial Inc.
	Class A	3,387,125	38,444
^	M&T Bank Corp.	573,065	38,332
	Health Care REIT Inc.	852,822	37,797
	Kimco Realty Corp.	2,785,140	37,683
*	SLM Corp.	3,290,262	37,081
	Moody’s Corp.	1,360,817	36,470
	Legg Mason Inc.	1,126,261	33,968
	KeyCorp	6,090,719	33,803
*	Leucadia National Corp.	1,314,627	31,275
	Comerica Inc.	1,047,608	30,978
	Cincinnati Financial Corp.	1,127,940	29,597
*,^	American International
	Group Inc.	933,117	27,975
*	CB Richard Ellis
	Group Inc. Class A	1,869,876	25,374
	Torchmark Corp.	575,637	25,299
	Assurant Inc.	812,249	23,945

*	First Horizon

	National Corp.	1,543,194	20,679
*	NASDAQ OMX Group Inc.	1,027,492	20,365
	Marshall & Ilsley Corp.	3,528,583	19,231
*	E*Trade Financial Corp.	10,767,585	18,843
	Huntington
	Bancshares Inc.	4,972,592	18,150
	Janus Capital Group Inc.	1,265,773	17,025
	Federated Investors Inc.
	Class B	612,615	16,847
	Apartment Investment &
	Management Co.	813,621	12,953
^	Zions Bancorporation	961,051	12,330
			9,895,782
Health Care (12.6%)
	Johnson & Johnson	19,132,064	1,232,296
	Pfizer Inc.	55,955,622	1,017,833
	Merck & Co. Inc.	21,180,195	773,924
	Abbott Laboratories	10,725,242	579,056
*	Amgen Inc.	7,018,232	397,021
	Medtronic Inc.	7,674,633	337,530
	Bristol-Myers Squibb Co.	11,868,935	299,691
*	Gilead Sciences Inc.	6,240,067	270,070
	Eli Lilly & Co.	7,011,232	250,371
	UnitedHealth Group Inc.	8,057,396	245,589
	Baxter International Inc.	4,180,195	245,294

14

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Medco Health
	Solutions Inc.	3,305,815	211,275
*	WellPoint Inc.	3,178,089	185,251
*	Celgene Corp.	3,186,822	177,442
*	Express Scripts Inc.	1,904,804	164,670
*	Thermo Fisher
	Scientific Inc.	2,831,188	135,019
	Allergan Inc.	2,132,196	134,350
	Becton Dickinson and Co.	1,644,150	129,658
	McKesson Corp.	1,858,090	116,131
*	Biogen Idec Inc.	2,005,183	107,277
	Stryker Corp.	1,958,024	98,626
	Aetna Inc.	3,005,726	95,282
*	Boston Scientific Corp.	10,472,850	94,256
*	Genzyme Corp.	1,840,086	90,183
*	Zimmer Holdings Inc.	1,476,717	87,289
*	St Jude Medical Inc.	2,317,561	85,240
	Cardinal Health Inc.	2,514,800	81,077
*	Intuitive Surgical Inc.	264,801	80,319
*	Forest Laboratories Inc.	2,092,246	67,182
	CIGNA Corp.	1,895,867	66,867
	Quest Diagnostics Inc.	1,076,815	65,018
*	Life Technologies Corp.	1,236,409	64,578
*	Hospira Inc.	1,124,277	57,338
*	Laboratory Corp. of
	America Holdings	736,293	55,104
	CR Bard Inc.	669,297	52,138
	AmerisourceBergen Corp.
	Class A	1,997,344	52,071
*	Humana Inc.	1,177,444	51,678
*	DaVita Inc.	708,533	41,619
*	Waters Corp.	656,487	40,676
*	Varian Medical
	Systems Inc.	862,831	40,424
*	Mylan Inc.	2,118,586	39,046
	DENTSPLY
	International Inc.	1,053,978	37,068
*	Cephalon Inc.	517,537	32,299
*	CareFusion Corp.	1,227,791	30,707
*	Watson
	Pharmaceuticals Inc.	735,732	29,142
*	Millipore Corp.	385,482	27,890
	IMS Health Inc.	1,264,673	26,634
*	Coventry Health Care Inc.	1,029,047	24,996
*	King Pharmaceuticals Inc.	1,726,303	21,182
*	Patterson Cos. Inc.	647,252	18,110
	PerkinElmer Inc.	811,971	16,718
*	Tenet Healthcare Corp.	3,011,204	16,230
			8,696,735
Industrials (10.2%)
	General Electric Co.	73,831,671	1,117,073
	United Technologies Corp.	6,500,925	451,229
	3M Co.	4,909,054	405,831
	United Parcel Service Inc.
	Class B	6,884,122	394,942
	Boeing Co.	5,038,252	272,721

			Market
			Value•
		Shares	($000)
	Caterpillar Inc.	4,317,969	246,081
	Union Pacific Corp.	3,498,484	223,553
	Emerson Electric Co.	5,215,401	222,176
	Honeywell
	International Inc.	5,290,936	207,405
	General Dynamics Corp.	2,675,115	182,363
	FedEx Corp.	2,166,950	180,832
	Burlington Northern
	Santa Fe Corp.	1,817,542	179,246
	Lockheed Martin Corp.	2,217,801	167,111
	Deere & Co.	2,932,618	158,625
	Raytheon Co.	2,636,123	135,813
	Danaher Corp.	1,804,182	135,674
	Norfolk Southern Corp.	2,550,907	133,719
	CSX Corp.	2,721,945	131,987
	Illinois Tool Works Inc.	2,674,321	128,341
	Northrop Grumman Corp.	2,175,500	121,502
	Waste Management Inc.	3,395,095	114,788
	Precision Castparts Corp.	975,711	107,670
	PACCAR Inc.	2,520,453	91,417
	Eaton Corp.	1,149,563	73,135
	L-3 Communications
	Holdings Inc.	805,811	70,065
	CH Robinson
	Worldwide Inc.	1,163,032	68,305
	Cummins Inc.	1,399,096	64,163
	Republic Services Inc.
	Class A	2,240,312	63,423
	ITT Corp.	1,266,720	63,007
	Rockwell Collins Inc.	1,090,140	60,350
	Parker Hannifin Corp.	1,114,130	60,029
	Southwest Airlines Co.	5,144,157	58,798
	Fluor Corp.	1,240,911	55,891
	Goodrich Corp.	862,192	55,396
	Dover Corp.	1,290,733	53,707
	Expeditors International
	of Washington Inc.	1,470,151	51,058
	Rockwell Automation Inc.	986,199	46,332
*,^	First Solar Inc.	336,251	45,528
	WW Grainger Inc.	437,917	42,403
	Fastenal Co.	915,199	38,109
	Flowserve Corp.	387,136	36,596
	Textron Inc.	1,879,526	35,354
	Masco Corp.	2,489,524	34,380
	Roper Industries Inc.	631,191	33,055
	Pitney Bowes Inc.	1,435,975	32,683
*	Jacobs Engineering
	Group Inc.	861,996	32,420
*	Stericycle Inc.	583,905	32,214
	RR Donnelley & Sons Co.	1,423,202	31,695
	Dun & Bradstreet Corp.	360,280	30,397
*	Quanta Services Inc.	1,454,687	30,316
	Pall Corp.	810,308	29,333
	Stanley Works	557,501	28,717
*	Iron Mountain Inc.	1,254,695	28,557
	Avery Dennison Corp.	781,583	28,520

15

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Robert Half
	International Inc.	1,046,522	27,974
	Equifax Inc.	876,694	27,081
	Cintas Corp.	914,170	23,814
	Snap-On Inc.	401,443	16,965
	Ryder System Inc.	389,703	16,044
*	Monster Worldwide Inc.	874,059	15,209
*	Raytheon Co.
	Warrants Exp. 6/16/2011	20,998	304
			7,051,426
Information Technology (19.8%)
	Microsoft Corp.	53,565,525	1,633,213
*	Apple Inc.	6,245,468	1,316,919
	International Business
	Machines Corp.	9,108,741	1,192,334
*	Google Inc. Class A	1,672,002	1,036,608
*	Cisco Systems Inc.	39,889,448	954,953
	Hewlett-Packard Co.	16,441,396	846,896
	Intel Corp.	38,290,451	781,125
	Oracle Corp.	27,114,419	665,388
	QUALCOMM Inc.	11,582,157	535,791
	Visa Inc. Class A	3,105,898	271,642
*	EMC Corp.	14,144,153	247,098
	Texas Instruments Inc.	8,687,410	226,394
	Corning Inc.	10,789,941	208,354
*	eBay Inc.	7,799,779	183,607
*	Dell Inc.	11,939,204	171,447
	Mastercard Inc. Class A	665,771	170,424
	Automatic Data
	Processing Inc.	3,499,055	149,830
*	Yahoo! Inc.	8,257,467	138,560
*	Adobe Systems Inc.	3,631,631	133,571
	Applied Materials Inc.	9,247,738	128,913
	Motorola Inc.	16,023,673	124,344
*	Symantec Corp.	5,620,151	100,545
*	Juniper Networks Inc.	3,643,193	97,164
*	Broadcom Corp. Class A	2,986,519	93,926
*	Cognizant Technology
	Solutions Corp. Class A	2,043,385	92,565
	Western Union Co.	4,798,832	90,458
*	NetApp Inc.	2,349,807	80,810
*	Agilent Technologies Inc.	2,392,860	74,346
*	NVIDIA Corp.	3,847,385	71,869
*	Western Digital Corp.	1,562,656	68,991
	Paychex Inc.	2,229,997	68,327
*	IntuitInc.	2,196,209	67,446
	Analog Devices Inc.	2,023,593	63,905
*	Micron Technology Inc.	5,892,354	62,223
	CA Inc.	2,749,117	61,745
*	ComputerSciences Corp.	1,056,749	60,795
*	Salesforce.com Inc.	762,003	56,213
	Amphenol Corp. Class A	1,188,958	54,906
	Fidelity National
	Information Services Inc.	2,272,544	53,268
*	CitrixSystems Inc.	1,268,596	52,786
*	FiservInc.	1,067,004	51,728

			Market
			Value•
		Shares	($000)
*	BMC Software Inc.	1,271,469	50,986
	Xerox Corp.	6,026,675	50,986
*	Sun Microsystems Inc.	5,223,238	48,942
	Xilinx Inc.	1,919,467	48,102
	Linear Technology Corp.	1,546,834	47,240
	Altera Corp.	2,047,832	46,342
*	SanDisk Corp.	1,582,217	45,869
*	McAfee Inc.	1,093,521	44,364
	Harris Corp.	913,149	43,420
	KLA-Tencor Corp.	1,184,791	42,842
*	Autodesk Inc.	1,592,646	40,469
*	Affiliated Computer
	Services Inc. Class A	676,920	40,405
*	Red Hat Inc.	1,301,854	40,227
*	SAIC Inc.	2,122,783	40,206
*	Electronic Arts Inc.	2,256,504	40,053
*	Advanced Micro
	Devices Inc.	3,903,551	37,786
*	Teradata Corp.	1,186,849	37,303
	Microchip Technology Inc.	1,272,833	36,989
*	FLIR Systems Inc.	1,052,252	34,430
*	VeriSign Inc.	1,333,399	32,322
*	Akamai Technologies Inc.	1,187,323	30,075
*	LSI Corp.	4,527,917	27,213
	National
	Semiconductor Corp.	1,640,242	25,194
	Total System Services Inc.	1,371,216	23,681
	Jabil Circuit Inc.	1,325,656	23,027
*	MEMC Electronic
	Materials Inc.	1,554,683	21,175
	Molex Inc.	942,385	20,308
*	Novellus Systems Inc.	674,511	15,743
*	Tellabs Inc.	2,685,511	15,254
*	QLogic Corp.	796,928	15,038
*	Lexmark International Inc.
	Class A	543,040	14,108
*	Teradyne Inc.	1,216,096	13,049
*	JDS Uniphase Corp.	1,548,159	12,772
*	Compuware Corp.	1,602,746	11,588
*	Novell Inc.	2,411,689	10,009
			13,668,944
Materials (3.6%)
	Monsanto Co.	3,779,367	308,963
*	Freeport-McMoRan
	Copper & Gold Inc.	2,980,786	239,327
	Dow Chemical Co.	7,930,575	219,122
	EI du Pont de Nemours
	& Co.	6,266,460	210,992
	Praxair Inc.	2,127,312	170,844
	Newmont Mining Corp.	3,398,736	160,794
	Air Products &
	Chemicals Inc.	1,467,851	118,984
	Alcoa Inc.	6,756,122	108,909
	Nucor Corp.	2,182,831	101,829
	International Paper Co.	3,002,877	80,417
	Ecolab Inc.	1,647,079	73,427

16

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	PPG Industries Inc.	1,157,785	67,777
	Weyerhaeuser Co.	1,465,354	63,215
	United States Steel Corp.	993,805	54,779
	Vulcan Materials Co.	869,360	45,789
	Sigma-Aldrich Corp.	843,680	42,631
	Cliffs Natural
	Resources Inc.	908,025	41,851
*	Owens-Illinois Inc.	1,168,211	38,399
	MeadWestvaco Corp.	1,186,465	33,969
	Ball Corp.	652,329	33,725
	CF Industries
	Holdings Inc.	336,628	30,559
	Allegheny
	Technologies Inc.	679,863	30,438
	Eastman Chemical Co.	503,969	30,359
	FMC Corp.	501,206	27,947
	Airgas Inc.	569,106	27,089
	Sealed Air Corp.	1,105,399	24,164
	International Flavors &
	Fragrances Inc.	549,633	22,612
	Bemis Co. Inc.	752,411	22,309
*	Pactiv Corp.	920,083	22,211
	AK Steel Holding Corp.	760,533	16,237
*	Titanium Metals Corp.	588,304	7,366
			2,477,034
Telecommunication Services (3.1%)
	AT&T Inc.	40,918,615	1,146,949
	Verizon
	Communications Inc.	19,697,432	652,576
*	American Tower Corp.
	Class A	2,783,544	120,277
*	Sprint Nextel Corp.	20,585,612	75,343
	CenturyTel Inc.	2,062,829	74,695
	Qwest Communications
	International Inc.	10,294,974	43,342
	Windstream Corp.	3,027,812	33,275
	Frontier
	Communications Corp.	2,171,953	16,963
*	MetroPCS
	Communications Inc.	1,813,467	13,837
			2,177,257
Utilities (3.7%)
	Exelon Corp.	4,572,041	223,436
	Southern Co.	5,548,632	184,880
	Dominion Resources Inc.	4,141,155	161,174
	Duke Energy Corp.	9,045,996	155,682
	FPL Group Inc.	2,866,067	151,386
	Public Service Enterprise
	Group Inc.	3,508,282	116,650
	American Electric
	Power Co. Inc.	3,311,914	115,221
	PG&E Corp.	2,572,135	114,846
	Entergy Corp.	1,309,953	107,207

			Market
			Value•
		Shares	($000)
	FirstEnergy Corp.	2,113,596	98,176
	Sempra Energy	1,708,724	95,654
	Consolidated Edison Inc.	1,945,577	88,388
	PPL Corp.	2,614,467	84,473
	Progress Energy Inc.	1,938,764	79,509
	Edison International	2,258,995	78,568
	Xcel Energy Inc.	3,166,151	67,186
*	AES Corp.	4,628,571	61,606
	Questar Corp.	1,208,900	50,254
	DTE Energy Co.	1,143,405	49,841
	Constellation Energy
	Group Inc.	1,392,846	48,986
	Ameren Corp.	1,642,560	45,910
	Wisconsin Energy Corp.	810,510	40,388
	EQT Corp.	907,635	39,863
	CenterPoint Energy Inc.	2,706,412	39,270
	Northeast Utilities	1,216,426	31,372
	NiSource Inc.	1,911,660	29,401
	SCANA Corp.	768,263	28,948
	Allegheny Energy Inc.	1,175,466	27,600
	Pepco Holdings Inc.	1,536,148	25,884
	Pinnacle West
	Capital Corp.	703,872	25,748
	CMS Energy Corp.	1,596,683	25,004
	TECO Energy Inc.	1,486,559	24,112
	Integrys Energy
	Group Inc.	531,373	22,312
	Nicor Inc.	314,504	13,241
			2,552,176
Total Common Stocks
(Cost $68,852,127)			68,849,227
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity
	Fund, 0.187%	342,767,665	342,768

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan
	Bank Discount Notes,
	0.220%, 3/26/10	10,000	9,997
4,5	Freddie Mac Discount
	Notes, 0.230%, 6/21/10	17,000	16,983
			26,980
Total Temporary Cash Investments
(Cost $369,744)			369,748
Total Investments (100.1%)
(Cost $69,221,871)			69,218,975

17

Institutional Index Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	716,019
Liabilities[3]	(766,916)
(50,897)
Net Assets (100%)	69,168,078

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	70,503,967
Undistributed Net Investment Income	9,972
Accumulated Net Realized Losses	(1,344,013)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,896)
Futures Contracts	1,048
Net Assets	69,168,078

Institutional Shares—Net Assets
Applicable to 435,390,760 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	44,401,040
Net Asset Value Per Share—
Institutional Shares	$101.98

Institutional Plus Shares—Net Assets
Applicable to 242,857,138 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,767,038
Net Asset Value Per Share—
Institutional Plus Shares	$101.98

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $100,731,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $105,494,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $26,980,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	1,435,305
Interest[1]	1,697
Security Lending	38,627
Total Income	1,475,629
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	17,962
Management and Administrative—Institutional Plus Shares	5,170
Total Expenses	23,132
Net Investment Income	1,452,497
Realized Net Gain (Loss)
Investment Securities Sold	3,179,801
Futures Contracts	105,379
Realized Net Gain (Loss)	3,285,180
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,842,252
Futures Contracts	(11,337)
Change in Unrealized Appreciation (Depreciation)	9,830,915
Net Increase (Decrease) in Net Assets Resulting from Operations	14,568,592
1 Interest income from an affiliated company of the fund was $1,402,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,452,497	1,436,285
Realized Net Gain (Loss)	3,285,180	(732,143)
Change in Unrealized Appreciation (Depreciation)	9,830,915	(28,467,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,568,592	(27,763,206)
Distributions
Net Investment Income
Institutional Shares	(922,489)	(911,292)
Institutional Plus Shares	(529,650)	(524,799)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,452,139)	(1,436,091)
Capital Share Transactions
Institutional Shares	4,601,659	4,295,881
Institutional Plus Shares	2,263,207	2,467,315
Net Increase (Decrease) from Capital Share Transactions	6,864,866	6,763,196
Total Increase (Decrease)	19,981,319	(22,436,101)
Net Assets
Beginning of Period	49,186,759	71,622,860
End of Period[1]	69,168,078	49,186,759
1 Net Assets—End of Period includes undistributed net investment income of $9,972,000 and $9,614,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$82.54	$134.14	$129.59	$114.01	$110.70
Investment Operations
Net Investment Income	2.207	2.521	2.560	2.240	2.050
Net Realized and Unrealized Gain (Loss)
on Investments	19.441	(51.599)	4.550	15.580	3.310
Total from Investment Operations	21.648	(49.078)	7.110	17.820	5.360
Distributions
Dividends from Net Investment Income	(2.208)	(2.522)	(2.560)	(2.240)	(2.050)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.208)	(2.522)	(2.560)	(2.240)	(2.050)
Net Asset Value, End of Period	$101.98	$82.54	$134.14	$129.59	$114.01

Total Return	26.63%	-36.95%	5.47%	15.78%	4.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,401	$31,543	$45,847	$45,243	$39,154
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.28%	1.90%	1.87%	1.87%
Portfolio Turnover Rate[1]	11%	7%	7%	8%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$82.54	$134.14	$129.59	$114.01	$110.71
Investment Operations
Net Investment Income	2.229	2.548	2.597	2.269	2.068
Net Realized and Unrealized Gain (Loss)
on Investments	19.441	(51.598)	4.548	15.580	3.310
Total from Investment Operations	21.670	(49.050)	7.145	17.849	5.378
Distributions
Dividends from Net Investment Income	(2.230)	(2.550)	(2.595)	(2.269)	(2.078)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.230)	(2.550)	(2.595)	(2.269)	(2.078)
Net Asset Value, End of Period	$101.98	$82.54	$134.14	$129.59	$114.01

Total Return	26.66%	-36.94%	5.50%	15.81%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,767	$17,643	$25,776	$20,294	$17,095
Ratio of Total Expenses to Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.30%	1.93%	1.90%	1.90%
Portfolio Turnover Rate[1]	11%	7%	7%	8%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional

Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

23

Institutional Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,849,227	—	—
Temporary Cash Investments	342,768	26,980	—
Futures Contracts—Liabilities[1]	(3,121)	—	—
Total	69,188,874	26,980	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	3,236	179,711	(61)
S&P 500 Index	March 2010	448	124,398	1,109

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

24

Institutional Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2009, the fund realized $626,072,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2009, the fund had $9,535,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,342,501,000 to offset future net capital gains of $631,487,000 through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016.

At December 31, 2009, the cost of investment securities for tax purposes was $69,221,899,000. Net unrealized depreciation of investment securities for tax purposes was $2,924,000, consisting of unrealized gains of $11,019,613,000 on securities that had risen in value since their purchase and $11,022,537,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $14,525,791,000 of investment securities and sold $7,434,272,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	10,784,824	125,715	10,979,735	100,686
Issued in Lieu of Cash Distributions	832,657	9,266	827,364	8,027
Redeemed	(7,015,822)	(81,732)	(7,511,218)	(68,358)
Net Increase (Decrease)—Institutional Shares	4,601,659	53,249	4,295,881	40,355
Institutional Plus Shares
Issued	5,888,812	71,004	5,751,623	52,099
Issued in Lieu of Cash Distributions	509,495	5,659	506,788	4,911
Redeemed	(4,135,100)	(47,550)	(3,791,096)	(35,416)
Net Increase (Decrease)—Institutional Plus Shares	2,263,207	29,113	2,467,315	21,594

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 10, 2010, for potential recognition or disclosure in these financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional

Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard

Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2010

Special 2009 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,452,139,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 96.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2009	12/31/2009	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,226.16	$0.28
Institutional Plus Shares	1,000.00	1,226.31	0.14
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.95	$0.26
Institutional Plus Shares	1,000.00	1,025.08	0.13

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

29

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and the Columbus Community Education Coalition; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services); Deputy Chairman of the Federal Reserve Bank of Cleveland; Trustee of University Hospitals of Cleveland, The Cleveland Museum of Art, and Case Western Reserve University.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller

Michael S. Miller
James M. Norris
Glenn W. Reed
George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

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have been licensed for use by The Vanguard Group, Inc.
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Text Telephone for People	sold, or promoted by Standard & Poor’s, and Standard
With Hearing Impairment > 800-749-7273	& Poor’s makes no representation regarding the
advisability of investing in the funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.

Vanguard All rights reserved.
Marketing Corporation, Distributor.

Q940 022010

Vanguard Institutional

Total Bond Market Index Fund Annual Report

  Investors began to regain their appetite for risk and reward in early 2009, helping to fuel a rally in the corporate bond market.
  For the year ended December 31, 2009, Vanguard Institutional Total Bond Market Index Fund returned about 6%, closely tracking its target benchmark.
  In a year when lower-quality, riskier bonds were among the best performers, the fund’s return lagged the average return of its peer group.

Contents
Your Fund’s Total Returns.......	1
Chairman’s Letter...................	2
Results of Proxy Voting...........	7
Fund Profile............................	8
Performance Summary............	9
Financial Statements...............	11
About Your Fund’s Expenses....	73
Glossary...................................	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Institutional Total Bond Market
Index Fund	3.47%	4.44%	1.62%	6.06%
Barclays Capital U.S. Aggregate Bond Index				5.93
Spliced Intermediate Investment-Grade Funds
Average				12.49
Spliced Intermediate Investment-Grade Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
December 31, 2008 , Through December 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Bond Market Index
Fund	$51.33	$52.01	$2.205	$0.150

Chairman’s Letter

Dear Shareholder,

As credit markets returned to normal, Vanguard Institutional Total Bond Market Index Fund returned 6.06% for the year ended December 31, 2009, the second-highest fiscal-year return since the fund’s inception in 2002. The fund closely tracked its benchmark index, the Barclays Capital U.S. Aggregate Bond Index.

However, amid a low-quality bond rally, the fund’s high-quality portfolio trailed the average return of peer funds by more than 6 percentage points. In contrast, in 2008, when the highest-quality bonds were the best performers, the fund returned 5.05% while the average return of the peer group was –4.43%.

On December 31, the fund’s 30-day SEC yield was 3.47%, down from 4.48% a year ago.

Please note that this is our last stand-alone report for this fund. In early February, the fund merged with Vanguard Total Bond Market Index Fund, which has a similar portfolio and now offers six share classes, including new Institutional Plus Shares. As we announced last autumn, the merger is expected to result in greater efficiencies in the administration and investment management of the fund—developments that will ultimately benefit fund shareholders.

Also, as of January 1, 2010, both funds adopted a new float-adjusted version of their former benchmark index. Float-adjusted indexes better represent the liquidity in the marketplace by including only those bonds that are actually available to investors. The Federal Reserve Board’s extraordinary efforts to stabilize the credit markets included plans to purchase more than $1 trillion in U.S. agency mortgage-backed securities, effectively removing these bonds from the investable universe. Barclays Capital updates its float-adjusted indexes as such bonds are taken out of the public supply, and then again when they are sold back.

Bond markets calmed down, money market funds endured

Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy.

The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2009
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup Three-Month U.S. Treasury Bill Index	0.16	2.22	2.88

Stocks
Russell 1000 Index (Large-caps)	28.43%	-5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	-6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	-5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	-3.04	6.30

CPI
Consumer Price Index	2.72%	2.28%	2.56%

Impressive stock returns masked lingering uncertainties

For the 12 months, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Corporate bonds rallied as confidence returned

In the bond market, as in the stock market, 2009 stood in sharp contrast to 2008. In 2008, investors’ customary desire to earn a return on capital was trumped by a panic to preserve it. Strong demand pushed Treasury yields down (and prices up) to near-record lows, boosting returns to exceptional levels.

But by early 2009, as government rescue programs started to take hold, investors began seeking rewards again, favoring return “on” capital in the form of the higher yields offered by corporate bonds. With the Federal Reserve Board holding short-term interest rates near zero, and investors selling Treasuries, the yield curve steepened. By December, the difference between the yields of 2-year and 10-year Treasury notes approached 3 percentage points, near levels last seen in the 1992 and 2003 economic recoveries. As a result, Treasuries lagged while the riskiest, lowest-quality bonds significantly outperformed. (The government’s sale of a record $2.1 trillion in new securities also pushed down Treasury prices.)

For the fund, these dynamics produced an income return of 4.44% (similar to 4.78% in 2008) and a capital return of 1.62%—up more than a percentage point from 2008.

Treasury and agency bonds represent a substantial portion of the broad U.S. bond market, and can have a significant influence on its return. The Treasury component of the benchmark index finished 2009 in negative territory, pulling down the index’s return. In contrast, in 2008, Treasuries’ double-digit gain helped lift the index into positive territory in an otherwise dismal year.

Corporate bonds—a smaller slice of the fixed income market—experienced a dramatic turnaround. After returning

–4.94% in 2008 (the worst annual return for this component of the benchmark since 1974), corporate bonds enjoyed double-digit gains in 2009. Some of the best performers were bonds of lower credit quality.

In addition to the divergent returns of low- and high-quality bonds, investors’ renewed appetite for risk led to significant differences in bond returns by maturity. In general, intermediate-maturity bonds outperformed those at the short end of the yield curve. Bonds at the long end posted the lowest returns as their yields rose, reflecting investors’ concern about potential inflation down the road.

Close tracking of the index is a hallmark of the fund’s advisor

As a concept, indexing may sound simple: Match the return of a target benchmark. In practice, however, several hurdles must be overcome to accomplish this objective. Cost is the most obvious hurdle, because an index incurs no transaction or other costs. The less obvious challenges test the skill and experience of the advisor, especially since the fund is managed using a sampling strategy (to select about 2,700 of the more than 8,000 bonds in the index).

Vanguard Fixed Income Group has a seasoned team of portfolio managers, traders, risk managers, and credit analysts, supported by state-of-the-art technology. These resources are critical to the day-today management of the fund and to the

Total Returns
Inception Through December 31, 2009
Average
Annual Return
Institutional Total Bond Market Index Fund (Returns since inception: 4/26/2002)	5.28%
Barclays Capital U.S. Aggregate Bond Index	5.37
Spliced Intermediate Investment-Grade Funds Average	4.17
Spliced Intermediate Investment-Grade Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

effort to capture the key characteristics—such as credit quality, duration, and yield to maturity—and returns of the benchmark.

From the fund’s inception on April 26, 2002, through December 31, 2009, its average annual return was 5.28%, compared with 5.37% for its benchmark index—enabling your institution to capture the return of the broad U.S. bond market less nominal expenses. And the fund’s performance compared favorably with the 4.17% average annual return of the peer group.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

February 8, 2010

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	800,870,883	12,470,067	98.5%
Charles D. Ellis	789,425,633	23,915,317	97.1%
Emerson U. Fullwood	804,990,098	8,350,851	99.0%
Rajiv L. Gupta	802,591,507	10,749,443	98.7%
Amy Gutmann	805,052,646	8,288,304	99.0%
JoAnn Heffernan Heisen	802,450,398	10,890,552	98.7%
F. William McNabb III	803,031,309	10,309,641	98.7%
André F. Perold	802,741,071	10,599,879	98.7%
Alfred M. Rankin, Jr.	802,368,637	10,972,313	98.7%
Peter F. Volanakis	805,004,858	8,336,092	99.0%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Total Bond Market Index Fund
2a	87,110,502	367,079	35,009	1	99.5%
2b	87,110,287	367,523	34,780	0	99.5%
2c	87,100,394	364,387	47,808	1	99.5%
2d	87,101,362	363,960	47,267	2	99.5%
2e	87,101,115	362,885	48,589	1	99.5%
2f	87,104,593	364,056	43,941	1	99.5%
2g	87,113,977	368,669	29,944	1	99.5%

Institutional Total Bond Market Index Fund

Fund Profile
As of December 31, 2009

Financial Attributes
			Barclays
			U.S.
			Aggregate
	Fund		Bond Index
Number of Bonds	2,672		8,413
Average Quality	Aa1	/Aa2	Aa1	/Aa2
Yield to Maturity
(before expenses)	3.6%		3.7%
Average Coupon	4.7%		4.7%
Average Duration	4.5 years		4.6 years
Average Effective
Maturity	6.6 years		6.8 years
Ticker Symbol	VITBX		—
Expense Ratio[1]	0.05%		—
30-Day SEC Yield	3.47%		—
Short-Term
Reserves	0.2%		—

Average quality: Moody’s Investors Service.

Sector Diversification (% of portfolio)
Asset-Backed	0.5%
Commercial Mortgage-Backed	3.0
Finance	7.2
Foreign	3.9
Government Mortgage-Backed	32.7
Industrial	10.5
Treasury/Agency	39.8
Utilities	2.2
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Barclays
U.S.
Aggregate
Bond Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	1.8%
1 - 3 Years	24.3
3 - 5 Years	23.3
5 - 10 Years	38.4
10 - 20 Years	5.7
20 - 30 Years	6.4
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)

Aaa	77.3%
Aa	4.0
A	10.2
Baa	8.5
Ratings: Moody’s Investors Service.

Investment Focus

1 The expense ratio shown is from the prospectus dated April 29, 2009. For the fiscal year ended December 31, 2009, the expense ratio was 0.05%.

Institutional Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 26, 2002, Through December 31, 2009

Initial Investment of $100,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2009
				Final Value
	One	Five	Since	of a $100,000,000
	Year	Years	Inception	Investment
Institutional Total Bond Market Index
Fund	6.06%	4.97%	5.28%	$148,521,633
Barclays Capital U.S. Aggregate Bond
Index	5.93	4.97	5.37	149,423,575
Spliced Intermediate Investment-Grade
Funds Average	12.49	3.48	4.17	136,903,599

Spliced Intermediate Investment-Grade Funds Average: Derived from data provided by Lipper Inc.

Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception.

See Financial Highlights for dividend and capital gains information.

Institutional Total Bond Market Index Fund

Fiscal-Year Total Returns (%): April 26, 2002, Through December 31, 2009
				Barclays Capital U.S.
				Aggregate Bond
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	3.50%	3.80%	7.30%	7.95%
2003	3.91	0.17	4.08	4.10
2004	4.33	0.03	4.36	4.34
2005	4.40	-1.93	2.47	2.43
2006	5.23	-0.93	4.30	4.33
2007	5.28	1.73	7.01	6.97
2008	4.78	0.27	5.05	5.24
2009	4.44	1.62	6.06	5.93

Institutional Total Bond Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.9%)
U.S. Government Securities (33.0%)
United States Treasury Inflation Indexed Bonds	3.500%	1/15/11	2,250	2,899
United States Treasury Note/Bond	1.250%	11/30/10	15,375	15,486
United States Treasury Note/Bond	4.375%	12/15/10	6,195	6,421
United States Treasury Note/Bond	0.875%	12/31/10	23,770	23,855
United States Treasury Note/Bond	4.250%	1/15/11	27,000	28,012
United States Treasury Note/Bond	0.875%	1/31/11	6,800	6,820
United States Treasury Note/Bond	5.000%	2/15/11	1,350	1,415
United States Treasury Note/Bond	0.875%	2/28/11	31,805	31,879
United States Treasury Note/Bond	0.875%	3/31/11	9,475	9,491
United States Treasury Note/Bond	4.875%	4/30/11	4,675	4,923
United States Treasury Note/Bond	0.875%	5/31/11	1,470	1,472
United States Treasury Note/Bond	1.125%	6/30/11	24,425	24,520
United States Treasury Note/Bond	1.000%	7/31/11	18,225	18,251
United States Treasury Note/Bond	4.875%	7/31/11	1,225	1,301
United States Treasury Note/Bond	1.000%	8/31/11	13,697	13,701
United States Treasury Note/Bond	1.000%	9/30/11	1,100	1,099
United States Treasury Note/Bond	4.500%	9/30/11	732	776
United States Treasury Note/Bond	1.000%	10/31/11	24,975	24,952
United States Treasury Note/Bond	1.750%	11/15/11	9,615	9,737
United States Treasury Note/Bond	0.750%	11/30/11	37,925	37,676
United States Treasury Note/Bond	4.500%	11/30/11	2,975	3,167
United States Treasury Note/Bond	1.125%	12/15/11	50	50
United States Treasury Note/Bond	4.625%	12/31/11	1,750	1,870
United States Treasury Note/Bond	1.125%	1/15/12	2,745	2,742
United States Treasury Note/Bond	4.750%	1/31/12	1,750	1,878
United States Treasury Note/Bond	4.500%	3/31/12	26,000	27,828
United States Treasury Note/Bond	1.375%	4/15/12	7,050	7,058
United States Treasury Note/Bond	4.500%	4/30/12	1,600	1,715
United States Treasury Note/Bond	1.375%	5/15/12	38,400	38,406
United States Treasury Note/Bond	4.750%	5/31/12	12,775	13,797
United States Treasury Note/Bond	1.875%	6/15/12	10,750	10,868
United States Treasury Note/Bond	4.875%	6/30/12	150	163
United States Treasury Note/Bond	1.500%	7/15/12	3,000	3,005
United States Treasury Note/Bond	4.625%	7/31/12	76,000	82,092
United States Treasury Note/Bond	1.750%	8/15/12	39,735	39,996
United States Treasury Note/Bond	4.375%	8/15/12	40	43
United States Treasury Note/Bond	1.375%	9/15/12	6,850	6,820
United States Treasury Note/Bond	4.250%	9/30/12	600	644

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	10/15/12	11,450	11,389
United States Treasury Note/Bond	1.375%	11/15/12	27,750	27,559
United States Treasury Note/Bond	4.000%	11/15/12	50	53
United States Treasury Note/Bond	3.375%	11/30/12	1,250	1,313
United States Treasury Note/Bond	1.125%	12/15/12	37,575	36,982
United States Treasury Note/Bond	3.875%	2/15/13	18,275	19,469
United States Treasury Note/Bond	3.500%	5/31/13	10,800	11,384
United States Treasury Note/Bond	3.375%	7/31/13	1,250	1,312
United States Treasury Note/Bond	3.125%	8/31/13	16,725	17,386
United States Treasury Note/Bond	3.125%	9/30/13	9,775	10,161
United States Treasury Note/Bond	2.750%	10/31/13	36,845	37,743
United States Treasury Note/Bond	4.250%	11/15/13	1,850	1,999
United States Treasury Note/Bond	2.000%	11/30/13	350	348
United States Treasury Note/Bond	1.500%	12/31/13	150	146
United States Treasury Note/Bond	1.750%	1/31/14	1,300	1,276
United States Treasury Note/Bond	4.000%	2/15/14	1,025	1,096
United States Treasury Note/Bond	1.875%	2/28/14	10,475	10,305
United States Treasury Note/Bond	1.750%	3/31/14	7,875	7,689
United States Treasury Note/Bond	1.875%	4/30/14	11,875	11,632
United States Treasury Note/Bond	4.750%	5/15/14	1,825	2,009
United States Treasury Note/Bond	2.625%	7/31/14	30,265	30,426
United States Treasury Note/Bond	2.375%	8/31/14	15,350	15,240
United States Treasury Note/Bond	2.375%	9/30/14	26,325	26,107
United States Treasury Note/Bond	2.375%	10/31/14	1,225	1,212
United States Treasury Note/Bond	2.125%	11/30/14	21,350	20,853
United States Treasury Note/Bond	2.625%	12/31/14	30,200	30,047
United States Treasury Note/Bond	4.000%	2/15/15	365	388
United States Treasury Note/Bond	4.125%	5/15/15	14,775	15,756
United States Treasury Note/Bond	10.625%	8/15/15	160	225
United States Treasury Note/Bond	4.500%	11/15/15	2,600	2,816
United States Treasury Note/Bond	9.875%	11/15/15	6,675	9,172
United States Treasury Note/Bond	9.250%	2/15/16	85	114
United States Treasury Note/Bond	2.625%	2/29/16	25,450	24,766
United States Treasury Note/Bond	2.375%	3/31/16	14,950	14,305
United States Treasury Note/Bond	2.625%	4/30/16	3,775	3,659
United States Treasury Note/Bond	5.125%	5/15/16	28,425	31,703
United States Treasury Note/Bond	3.250%	5/31/16	2,925	2,938
United States Treasury Note/Bond	4.875%	8/15/16	6,350	6,984
United States Treasury Note/Bond	3.000%	9/30/16	9,950	9,768
United States Treasury Note/Bond	3.125%	10/31/16	825	815
United States Treasury Note/Bond	7.500%	11/15/16	675	851
United States Treasury Note/Bond	2.750%	11/30/16	2,850	2,744
United States Treasury Note/Bond	4.625%	2/15/17	50	54
United States Treasury Note/Bond	4.500%	5/15/17	150	160
United States Treasury Note/Bond	8.750%	5/15/17	9,725	13,151
United States Treasury Note/Bond	4.750%	8/15/17	400	434
United States Treasury Note/Bond	8.875%	8/15/17	17,530	23,904
United States Treasury Note/Bond	4.250%	11/15/17	5,800	6,082
United States Treasury Note/Bond	3.500%	2/15/18	19,350	19,199
United States Treasury Note/Bond	3.875%	5/15/18	53,600	54,446
United States Treasury Note/Bond	9.125%	5/15/18	425	597
United States Treasury Note/Bond	4.000%	8/15/18	54,675	55,863
United States Treasury Note/Bond	9.000%	11/15/18	25	35
United States Treasury Note/Bond	8.875%	2/15/19	4,575	6,392
United States Treasury Note/Bond	3.625%	8/15/19	2,625	2,582
United States Treasury Note/Bond	8.125%	8/15/19	30	40

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.375%	11/15/19	34,225	32,936
United States Treasury Note/Bond	8.750%	8/15/20	14,015	19,831
United States Treasury Note/Bond	7.875%	2/15/21	9,155	12,311
United States Treasury Note/Bond	8.125%	5/15/21	35	48
United States Treasury Note/Bond	8.125%	8/15/21	5,550	7,615
United States Treasury Note/Bond	8.000%	11/15/21	580	790
United States Treasury Note/Bond	7.250%	8/15/22	2,545	3,299
United States Treasury Note/Bond	7.625%	11/15/22	95	127
United States Treasury Note/Bond	7.125%	2/15/23	1,550	1,989
United States Treasury Note/Bond	6.250%	8/15/23	32,045	38,289
United States Treasury Note/Bond	6.875%	8/15/25	1,625	2,063
United States Treasury Note/Bond	6.750%	8/15/26	155	196
United States Treasury Note/Bond	6.500%	11/15/26	25	31
United States Treasury Note/Bond	6.625%	2/15/27	10,405	12,998
United States Treasury Note/Bond	6.375%	8/15/27	2,000	2,443
United States Treasury Note/Bond	5.500%	8/15/28	8,700	9,699
United States Treasury Note/Bond	5.250%	11/15/28	275	298
United States Treasury Note/Bond	5.250%	2/15/29	225	244
United States Treasury Note/Bond	6.125%	8/15/29	4,685	5,627
United States Treasury Note/Bond	6.250%	5/15/30	2,155	2,634
United States Treasury Note/Bond	5.375%	2/15/31	160	177
United States Treasury Note/Bond	4.500%	2/15/36	8,500	8,378
United States Treasury Note/Bond	4.750%	2/15/37	23,175	23,700
United States Treasury Note/Bond	5.000%	5/15/37	1,655	1,759
United States Treasury Note/Bond	4.375%	2/15/38	7,850	7,542
United States Treasury Note/Bond	4.250%	5/15/39	12,350	11,594
United States Treasury Note/Bond	4.500%	8/15/39	9,320	9,117
				1,367,642
Agency Bonds and Notes (7.2%)
1 American Express Bank FSB	3.150%	12/9/11	975	1,009
1 Bank of America Corp.	2.100%	4/30/12	3,050	3,085
1 Bank of America Corp.	3.125%	6/15/12	1,500	1,557
1 Bank of America Corp.	2.375%	6/22/12	225	229
1 Bank of America NA	1.700%	12/23/10	750	757
1 Bank of the West	2.150%	3/27/12	675	684
1 Citibank NA	1.625%	3/30/11	550	555
1 Citibank NA	1.500%	7/12/11	600	603
1 Citibank NA	1.375%	8/10/11	550	552
1 Citibank NA	1.250%	9/22/11	300	300
1 Citibank NA	1.875%	5/7/12	1,225	1,234
1 Citibank NA	1.750%	12/28/12	1,200	1,193
1 Citigroup Funding Inc.	1.375%	5/5/11	1,925	1,936
1 Citigroup Funding Inc.	2.000%	3/30/12	550	555
1 Citigroup Funding Inc.	2.125%	7/12/12	725	732
1 Citigroup Funding Inc.	1.875%	10/22/12	1,019	1,017
1 Citigroup Funding Inc.	2.250%	12/10/12	275	277
1 Citigroup Inc.	2.875%	12/9/11	1,150	1,183
1 Citigroup Inc.	2.125%	4/30/12	2,650	2,683
Egypt Government AID Bonds	4.450%	9/15/15	350	365
2 Federal Farm Credit Bank	2.625%	4/21/11	850	870
2 Federal Farm Credit Bank	5.375%	7/18/11	1,125	1,198
2 Federal Farm Credit Bank	3.875%	8/25/11	825	862
2 Federal Farm Credit Bank	2.000%	1/17/12	1,325	1,342
2 Federal Farm Credit Bank	2.250%	4/24/12	375	381
2 Federal Farm Credit Bank	2.125%	6/18/12	850	861
2 Federal Farm Credit Bank	4.500%	10/17/12	1,325	1,419

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Federal Farm Credit Bank	1.875%	12/7/12	525	523
2	Federal Farm Credit Bank	3.875%	10/7/13	575	605
2	Federal Farm Credit Bank	2.625%	4/17/14	1,225	1,222
2	Federal Farm Credit Bank	3.000%	9/22/14	650	655
2	Federal Farm Credit Bank	4.875%	12/16/15	350	375
2	Federal Farm Credit Bank	5.125%	8/25/16	975	1,056
2	Federal Farm Credit Bank	4.875%	1/17/17	500	532
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	150	151
2	Federal Home Loan Banks	2.625%	3/11/11	4,375	4,467
2	Federal Home Loan Banks	1.625%	3/16/11	1,050	1,061
2	Federal Home Loan Banks	1.375%	5/16/11	875	881
2	Federal Home Loan Banks	3.125%	6/10/11	1,200	1,235
2	Federal Home Loan Banks	1.625%	7/27/11	575	581
2	Federal Home Loan Banks	5.375%	8/19/11	9,900	10,591
2	Federal Home Loan Banks	3.750%	9/9/11	300	313
2	Federal Home Loan Banks	3.625%	9/16/11	600	626
2	Federal Home Loan Banks	1.000%	12/28/11	200	199
2	Federal Home Loan Banks	1.875%	6/20/12	825	832
2	Federal Home Loan Banks	1.750%	8/22/12	700	701
2	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,490
2,3	Federal Home Loan Banks	2.000%	10/5/12	1,240	1,238
2,3	Federal Home Loan Banks	2.000%	11/9/12	475	473
2	Federal Home Loan Banks	1.750%	12/14/12	1,000	993
2	Federal Home Loan Banks	1.500%	1/16/13	1,150	1,135
2	Federal Home Loan Banks	3.375%	2/27/13	325	339
2	Federal Home Loan Banks	3.625%	5/29/13	150	157
2	Federal Home Loan Banks	5.375%	6/14/13	425	469
2	Federal Home Loan Banks	5.125%	8/14/13	1,625	1,788
2	Federal Home Loan Banks	4.000%	9/6/13	900	955
2	Federal Home Loan Banks	5.250%	9/13/13	2,075	2,283
2	Federal Home Loan Banks	4.500%	9/16/13	1,500	1,617
2	Federal Home Loan Banks	3.625%	10/18/13	1,275	1,336
2	Federal Home Loan Banks	4.875%	11/27/13	925	1,012
2	Federal Home Loan Banks	5.500%	8/13/14	2,925	3,278
2	Federal Home Loan Banks	5.375%	5/18/16	5,950	6,591
2	Federal Home Loan Banks	5.125%	10/19/16	300	326
2	Federal Home Loan Banks	4.750%	12/16/16	950	1,016
2	Federal Home Loan Banks	4.875%	5/17/17	300	322
2	Federal Home Loan Banks	5.000%	11/17/17	575	620
2	Federal Home Loan Banks	5.250%	12/11/20	1,175	1,255
2	Federal Home Loan Banks	5.625%	6/11/21	75	82
2	Federal Home Loan Banks	5.500%	7/15/36	1,325	1,360
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	900	918
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	1,475	1,534
2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	1,075	1,106
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,425	1,440
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	4,970	5,334
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	160	167
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	5,700	6,070
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	5,700	6,211
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,775	1,804
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,725	1,736
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,200	2,415
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	575	581
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,525	1,642
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,075	1,142

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	425	457
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,110
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	425	459
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	400	426
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	4,550	4,976
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	1,275	1,374
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	4,975	4,958
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,975	3,266
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	8,200	8,299
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	2,700	2,901
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	657
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	550	607
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	325	363
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	875	957
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	4,375	4,749
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	2,200	2,386
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,200	2,454
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,350	1,445
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	850	833
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	425	511
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,214	2,712
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	52	61
2 Federal National Mortgage Assn.	6.250%	2/1/11	210	220
2 Federal National Mortgage Assn.	1.750%	3/23/11	1,225	1,238
2 Federal National Mortgage Assn.	2.750%	4/11/11	9,650	9,878
2 Federal National Mortgage Assn.	5.125%	4/15/11	1,425	1,502
2 Federal National Mortgage Assn.	1.375%	4/28/11	1,850	1,863
2 Federal National Mortgage Assn.	6.000%	5/15/11	2,200	2,352
2 Federal National Mortgage Assn.	5.000%	10/15/11	825	881
2 Federal National Mortgage Assn.	1.000%	11/23/11	325	324
2 Federal National Mortgage Assn.	2.000%	1/9/12	3,500	3,552
2 Federal National Mortgage Assn.	0.875%	1/12/12	1,500	1,490
2 Federal National Mortgage Assn.	1.875%	4/20/12	12,475	12,596
2 Federal National Mortgage Assn.	4.875%	5/18/12	8,320	8,973
2 Federal National Mortgage Assn.	5.250%	8/1/12	315	337
2 Federal National Mortgage Assn.	1.750%	8/10/12	1,100	1,102
2 Federal National Mortgage Assn.	4.375%	9/15/12	475	508
2 Federal National Mortgage Assn.	3.625%	2/12/13	1,075	1,128
2 Federal National Mortgage Assn.	4.750%	2/21/13	450	486
2 Federal National Mortgage Assn.	4.375%	3/15/13	625	671
2 Federal National Mortgage Assn.	4.625%	5/1/13	1,950	2,050
2 Federal National Mortgage Assn.	3.875%	7/12/13	4,700	4,969
2 Federal National Mortgage Assn.	4.625%	10/15/13	4,700	5,094
2 Federal National Mortgage Assn.	2.875%	12/11/13	1,850	1,887
2 Federal National Mortgage Assn.	5.125%	1/2/14	225	237
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,150	1,160
2 Federal National Mortgage Assn.	2.750%	3/13/14	1,425	1,436
2 Federal National Mortgage Assn.	2.500%	5/15/14	3,000	2,987
2 Federal National Mortgage Assn.	3.000%	9/16/14	1,000	1,011
2 Federal National Mortgage Assn.	2.625%	11/20/14	875	866
2 Federal National Mortgage Assn.	5.000%	4/15/15	875	960
2 Federal National Mortgage Assn.	5.250%	9/15/16	2,975	3,277
2 Federal National Mortgage Assn.	4.875%	12/15/16	2,075	2,241
2 Federal National Mortgage Assn.	5.000%	2/13/17	6,450	6,997
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,200	2,434
2 Federal National Mortgage Assn.	6.250%	5/15/29	50	58

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,170
2	Federal National Mortgage Assn.	7.250%	5/15/30	3,825	4,902
2	Federal National Mortgage Assn.	5.625%	7/15/37	350	369
2	Financing Corp. Fico	9.800%	4/6/18	425	581
2	Financing Corp. Fico	9.650%	11/2/18	525	735
1	General Electric Capital Corp.	1.625%	1/7/11	1,325	1,337
1	General Electric Capital Corp.	3.000%	12/9/11	2,525	2,604
1	General Electric Capital Corp.	2.250%	3/12/12	2,700	2,745
1	General Electric Capital Corp.	2.200%	6/8/12	1,950	1,976
1	General Electric Capital Corp.	2.125%	12/21/12	825	829
1	General Electric Capital Corp.	2.625%	12/28/12	775	790
1	Goldman Sachs Group Inc.	1.700%	3/15/11	450	455
1	Goldman Sachs Group Inc.	1.625%	7/15/11	650	656
1	Goldman Sachs Group Inc.	2.150%	3/15/12	425	431
1	Goldman Sachs Group Inc.	3.250%	6/15/12	1,425	1,482
1	HSBC USA Inc.	3.125%	12/16/11	850	880
	Israel Government AID Bond	5.500%	9/18/23	200	213
	Israel Government AID Bond	5.500%	12/4/23	150	159
	Israel Government AID Bond	5.500%	4/26/24	1,000	1,062
1	JPMorgan Chase & Co.	1.650%	2/23/11	1,175	1,188
1	JPMorgan Chase & Co.	3.125%	12/1/11	375	388
1	JPMorgan Chase & Co.	2.200%	6/15/12	1,150	1,167
1	JPMorgan Chase & Co.	2.125%	6/22/12	800	812
1	JPMorgan Chase & Co.	2.125%	12/26/12	2,200	2,213
1	Morgan Stanley	2.900%	12/1/10	675	689
1	Morgan Stanley	3.250%	12/1/11	1,850	1,919
1	Morgan Stanley	1.950%	6/20/12	1,550	1,564
1	PNC Funding Corp.	2.300%	6/22/12	1,025	1,042
	Private Export Funding Corp.	3.050%	10/15/14	600	596
	Private Export Funding Corp.	4.375%	3/15/19	375	370
	Private Export Funding Corp.	4.300%	12/15/21	150	141
1	Regions Bank	3.250%	12/9/11	1,150	1,192
1	Sovereign Bank	2.750%	1/17/12	375	385
2	Tennessee Valley Authority	5.625%	1/18/11	1,750	1,840
2	Tennessee Valley Authority	5.500%	7/18/17	1,625	1,786
2	Tennessee Valley Authority	4.500%	4/1/18	375	385
2	Tennessee Valley Authority	6.750%	11/1/25	100	115
2	Tennessee Valley Authority	7.125%	5/1/30	1,475	1,810
2	Tennessee Valley Authority	4.650%	6/15/35	375	332
2	Tennessee Valley Authority	5.500%	6/15/38	150	149
2	Tennessee Valley Authority	5.250%	9/15/39	300	295
2	Tennessee Valley Authority	4.875%	1/15/48	125	112
2	Tennessee Valley Authority	5.375%	4/1/56	675	666
1	US Central Federal Credit Union	1.900%	10/19/12	525	525
1	Wells Fargo & Co.	3.000%	12/9/11	1,750	1,804
1	Wells Fargo & Co.	2.125%	6/15/12	775	786
1	Western Corporate Federal Credit Union	1.750%	11/2/12	250	249
					300,902
Conventional Mortgage-Backed Securities (31.1%)
2,3	Fannie Mae Pool	4.000%	9/1/10–1/1/40	35,901	35,762
2,3	Fannie Mae Pool	4.500%	6/1/10–1/1/40	83,701	85,467
2,3	Fannie Mae Pool	5.000%	4/1/10–1/1/40	149,671	154,984
2,3	Fannie Mae Pool	5.500%	11/1/16–1/1/40	173,513	182,566
2,3	Fannie Mae Pool	6.000%	11/1/13–1/1/40	131,528	140,074
2,3	Fannie Mae Pool	6.500%	1/1/12–1/1/39	36,735	39,472
2,3	Fannie Mae Pool	7.000%	7/1/14–11/1/38	12,066	13,248

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	7.500%	11/1/11–4/1/32	687	759
2,3	Fannie Mae Pool	8.000%	12/1/29–6/1/31	116	127
2,3	Fannie Mae Pool	8.500%	4/1/30–4/1/31	46	52
2,3	Fannie Mae Pool	9.000%	8/1/30	2	3
2,3	Fannie Mae Pool	9.500%	11/1/25	5	5
2,3	Freddie Mac Gold Pool	4.000%	7/1/10–1/1/40	21,775	21,776
2,3	Freddie Mac Gold Pool	4.500%	7/1/10–1/1/40	61,606	62,885
2,3	Freddie Mac Gold Pool	5.000%	10/1/11–1/1/40	105,128	108,687
2,3	Freddie Mac Gold Pool	5.500%	12/1/13–1/1/40	117,350	123,410
2,3	Freddie Mac Gold Pool	6.000%	4/1/13–1/1/40	71,372	76,042
2,3	Freddie Mac Gold Pool	6.500%	1/1/13–2/1/39	24,257	26,162
2,3	Freddie Mac Gold Pool	7.000%	2/1/11–2/1/37	5,175	5,644
2,3	Freddie Mac Gold Pool	7.500%	10/1/12–2/1/32	225	246
2,3	Freddie Mac Gold Pool	8.000%	6/1/12–11/1/31	199	218
2,3	Freddie Mac Gold Pool	8.500%	6/1/25–5/1/30	127	140
2,3	Freddie Mac Gold Pool	9.000%	2/1/25–9/1/30	7	8
3	Ginnie Mae I Pool	4.000%	9/15/18–8/15/39	4,124	3,992
3	Ginnie Mae I Pool	4.500%	8/15/18 –1/1/40	36,910	36,961
3	Ginnie Mae I Pool	5.000%	1/15/18 –1/1/40	35,912	37,030
3	Ginnie Mae I Pool	5.500%	2/15/17–1/1/40	45,927	48,238
3	Ginnie Mae I Pool	6.000%	5/15/14–11/15/38	16,106	17,101
3	Ginnie Mae I Pool	6.500%	5/15/13–12/15/38	7,614	8,168
3	Ginnie Mae I Pool	7.000%	10/15/10–9/15/36	1,998	2,195
3	Ginnie Mae I Pool	7.500%	5/15/23–10/15/31	301	332
3	Ginnie Mae I Pool	8.000%	7/15/25 –11/15/30	297	328
3	Ginnie Mae I Pool	8.500%	12/15/24–7/15/30	18	20
3	Ginnie Mae I Pool	9.000%	5/15/25–8/15/30	10	11
3	Ginnie Mae I Pool	9.500%	11/15/17	7	7
3	Ginnie Mae II Pool	4.500%	11/20/35–12/20/39	3,108	3,115
3	Ginnie Mae II Pool	5.000%	12/20/32–1/1/40	13,378	13,770
3	Ginnie Mae II Pool	5.500%	12/20/34–11/20/38	13,985	14,684
3	Ginnie Mae II Pool	6.000%	3/20/31–1/20/39	18,394	19,479
3	Ginnie Mae II Pool	6.500%	6/20/35–11/20/37	5,683	6,064
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	160	176
					1,289,408
Nonconventional Mortgage-Backed Securities (1.6%)
2,3	Fannie Mae Pool	2.701%	12/1/34	532	540
2,3	Fannie Mae Pool	2.799%	10/1/34	725	742
2,3	Fannie Mae Pool	2.808%	11/1/34	228	231
2,3	Fannie Mae Pool	3.126%	9/1/34	204	209
2,3	Fannie Mae Pool	3.973%	7/1/35	1,460	1,504
2,3	Fannie Mae Pool	4.132%	5/1/34	465	482
2,3	Fannie Mae Pool	4.413%	8/1/35	1,119	1,156
2,3	Fannie Mae Pool	4.421%	7/1/35	194	201
2,3	Fannie Mae Pool	4.485%	4/1/37	493	513
2,3	Fannie Mae Pool	4.498%	1/1/35	367	375
2,3	Fannie Mae Pool	4.505%	10/1/36	1,060	1,097
2,3	Fannie Mae Pool	4.508%	4/1/36	992	1,024
2,3	Fannie Mae Pool	4.549%	11/1/34	1,415	1,473
2,3	Fannie Mae Pool	4.605%	12/1/35	500	521
2,3	Fannie Mae Pool	4.610%	8/1/35	570	593
2,3	Fannie Mae Pool	4.613%	11/1/33	182	189
2,3	Fannie Mae Pool	4.629%	9/1/34	304	316
2,3	Fannie Mae Pool	4.721%	8/1/35	350	366
2,3	Fannie Mae Pool	4.766%	5/1/35	852	883

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	4.784%	6/1/34	515	536
2,3	Fannie Mae Pool	4.852%	9/1/35	705	738
2,3	Fannie Mae Pool	4.866%	7/1/35	793	819
2,3	Fannie Mae Pool	4.959%	7/1/35	373	388
2,3	Fannie Mae Pool	4.966%	10/1/35	1,060	1,107
2,3	Fannie Mae Pool	4.992%	11/1/33	171	180
2,3	Fannie Mae Pool	5.015%	12/1/33	240	252
2,3	Fannie Mae Pool	5.035%	2/1/36	182	189
2,3	Fannie Mae Pool	5.039%	11/1/35	1,354	1,409
2,3	Fannie Mae Pool	5.062%	8/1/37	2,234	2,338
2,3	Fannie Mae Pool	5.075%	12/1/35	975	1,023
2,3	Fannie Mae Pool	5.109%	1/1/36	554	579
2,3	Fannie Mae Pool	5.128%	12/1/35	985	1,031
2,3	Fannie Mae Pool	5.186%	3/1/37	686	718
2,3	Fannie Mae Pool	5.204%	8/1/38	45	47
2,3	Fannie Mae Pool	5.301%	7/1/38	125	130
2,3	Fannie Mae Pool	5.347%	12/1/35	714	746
2,3	Fannie Mae Pool	5.450%	2/1/36	864	903
2,3	Fannie Mae Pool	5.495%	5/1/37	528	543
2,3	Fannie Mae Pool	5.547%	1/1/37	776	817
2,3	Fannie Mae Pool	5.617%	7/1/36	367	383
2,3	Fannie Mae Pool	5.645%	3/1/37	641	675
2,3	Fannie Mae Pool	5.665%	6/1/36	248	262
2,3	Fannie Mae Pool	5.675%	3/1/37	1,059	1,117
2,3	Fannie Mae Pool	5.676%	2/1/37	446	468
2,3	Fannie Mae Pool	5.729%	3/1/37	3,112	3,287
2,3	Fannie Mae Pool	5.756%	1/1/36	435	461
2,3	Fannie Mae Pool	5.756%	4/1/37	3,655	3,836
2,3	Fannie Mae Pool	5.764%	4/1/36	843	890
2,3	Fannie Mae Pool	5.793%	4/1/37	1,063	1,121
2,3	Fannie Mae Pool	5.838%	9/1/36	328	344
2,3	Fannie Mae Pool	5.893%	11/1/36	546	578
2,3	Fannie Mae Pool	6.045%	6/1/36	74	78
2,3	Fannie Mae Pool	6.062%	8/1/37	360	376
2,3	Fannie Mae Pool	6.499%	9/1/37	492	522
2,3	Freddie Mac Non Gold Pool	2.691%	12/1/34	337	342
2,3	Freddie Mac Non Gold Pool	3.072%	9/1/34	201	207
2,3	Freddie Mac Non Gold Pool	3.160%	12/1/34	393	406
2,3	Freddie Mac Non Gold Pool	3.448%	12/1/36	237	244
2,3	Freddie Mac Non Gold Pool	4.358%	1/1/35	33	34
2,3	Freddie Mac Non Gold Pool	4.590%	4/1/35	763	784
2,3	Freddie Mac Non Gold Pool	4.594%	11/1/34	659	685
2,3	Freddie Mac Non Gold Pool	4.660%	7/1/35	296	306
2,3	Freddie Mac Non Gold Pool	4.688%	12/1/35	838	875
2,3	Freddie Mac Non Gold Pool	4.693%	6/1/37	941	974
2,3	Freddie Mac Non Gold Pool	4.738%	3/1/36	362	374
2,3	Freddie Mac Non Gold Pool	4.766%	1/1/37	442	461
2,3	Freddie Mac Non Gold Pool	4.789%	7/1/35	1,271	1,316
2,3	Freddie Mac Non Gold Pool	5.024%	5/1/35	415	432
2,3	Freddie Mac Non Gold Pool	5.260%	3/1/37	373	382
2,3	Freddie Mac Non Gold Pool	5.287%	3/1/36	849	888
2,3	Freddie Mac Non Gold Pool	5.329%	12/1/35	833	873
2,3	Freddie Mac Non Gold Pool	5.428%	3/1/37	468	491
2,3	Freddie Mac Non Gold Pool	5.435%	4/1/37	1,095	1,151
2,3	Freddie Mac Non Gold Pool	5.502%	2/1/36	344	359
2,3	Freddie Mac Non Gold Pool	5.568%	5/1/36	1,069	1,117

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Non Gold Pool	5.582%	4/1/37	853	894
2,3	Freddie Mac Non Gold Pool	5.656%	12/1/36	790	832
2,3	Freddie Mac Non Gold Pool	5.711%	11/1/36	330	346
2,3	Freddie Mac Non Gold Pool	5.714%	9/1/36	1,710	1,804
2,3	Freddie Mac Non Gold Pool	5.749%	4/1/37	1,632	1,701
2,3	Freddie Mac Non Gold Pool	5.770%	5/1/36	433	454
2,3	Freddie Mac Non Gold Pool	5.772%	3/1/37	366	387
2,3	Freddie Mac Non Gold Pool	5.796%	6/1/37	596	630
2,3	Freddie Mac Non Gold Pool	5.797%	3/1/37	259	272
2,3	Freddie Mac Non Gold Pool	5.878%	12/1/36	733	776
2,3	Freddie Mac Non Gold Pool	5.892%	5/1/37	1,395	1,472
2,3	Freddie Mac Non Gold Pool	5.973%	10/1/37	394	418
2,3	Freddie Mac Non Gold Pool	6.064%	8/1/37	524	554
2,3	Freddie Mac Non Gold Pool	6.105%	8/1/37	291	308
2,3	Freddie Mac Non Gold Pool	6.480%	2/1/37	1,036	1,106
					65,961
Total U.S. Government and Agency Obligations (Cost $2,976,637)					3,023,913
Asset-Backed/Commercial Mortgage-Backed Securities (3.5%)
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	1,236	1,278
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	214	213
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	300	294
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,045	996
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	500	417
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,585	1,497
3,4	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	25	19
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	875	844
3,4	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	875	856
3,4	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	40	33
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,275	1,186
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	250	197
3,4	Banc of America Commercial Mortgage Inc.	5.179%	9/10/47	100	88
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	800	745
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	100
3,4	Banc of America Commercial Mortgage Inc.	6.166%	2/10/51	1,525	1,366
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	1,180	1,220
3	Bear Stearns Commercial Mortgage Securities	5.462%	4/12/38	677	673
3,4	Bear Stearns Commercial Mortgage Securities	5.463%	4/12/38	250	191
3	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	125	128
3,4	Bear Stearns Commercial Mortgage Securities	5.758%	9/11/38	300	240
3	Bear Stearns Commercial Mortgage Securities	5.455%	3/11/39	1,685	1,638
3	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	705	701
3	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	205	211
3	Bear Stearns Commercial Mortgage Securities	5.666%	6/11/40	2,300	2,319
3	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	170	136
3	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	275	276
3	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,250	1,185
3	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	350	333
3	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	575	575
3	Bear Stearns Commercial Mortgage Securities	5.149%	10/12/42	615	610
3,4	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	220	178
3	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	700	698
3	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	2,725	2,313
3	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	500	427
3,4	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	450	329
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,150	1,188

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	425	444
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	2,695	2,797
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	200	217
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	600	618
3	Chase Issuance Trust	4.650%	12/17/12	575	591
3	Chase Issuance Trust	4.650%	3/15/15	2,300	2,443
3	Chase Issuance Trust	5.400%	7/15/15	425	462
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	435	458
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	850	916
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	225	227
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	189
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	225	225
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	45	39
3,4	Citigroup Commercial Mortgage Trust	5.725%	3/15/49	950	903
3,4	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	525	452
3,4	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	300	202
3,4	Citigroup Commercial Mortgage Trust	6.092%	12/10/49	100	76
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.224%	7/15/44	2,165	2,157
3,4	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.224%	7/15/44	500	433
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.886%	11/15/44	1,290	1,138
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.648%	10/15/48	500	383
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	1,450	1,454
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	1,025	878
3,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	293	307
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	1,151	1,092
3	Commercial Mortgage Pass Through Certificates	5.767%	6/10/46	1,690	1,664
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	175	176
3,4	Commercial Mortgage Pass Through Certificates	5.816%	12/10/49	1,225	1,112
3,4	Countrywide Home Loan
	Mortgage Pass Through Trust	4.065%	5/25/33	76	65
3,4	Credit Suisse First Boston
	Mortgage Securities Corp.	4.750%	1/15/37	525	509
3	Credit Suisse First Boston
	Mortgage Securities Corp.	4.877%	4/15/37	50	37
3	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	800	789
3,4	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	65	55

3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	2,025	1,950
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,325	1,143
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	64	50
3	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	2,425	2,360
3,4	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	375	306
3,4	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	2,050	1,643
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	100	55
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	425	350
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	60	42
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	425	351
3,4	CW Capital Cobalt Ltd.	5.820%	5/15/46	1,475	1,162

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	871	882
3	Discover Card Master Trust	5.650%	12/15/15	1,525	1,652
3	Discover Card Master Trust	5.650%	3/16/20	425	453
3,4	First Union Commercial Mortgage Trust	6.638%	10/15/35	369	372
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	1,075	1,114
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	250	246
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	35	35
3,4	GE Capital Commercial Mortgage Corp.	5.336%	3/10/44	1,625	1,539
3,4	GE Capital Commercial Mortgage Corp.	5.334%	11/10/45	320	264
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	147	150
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	100	98
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	245	249
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	450	441
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	100	87
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	475	487
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	875	888
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	325	327
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,310
3,4	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	290	244
3,4	Greenwich Capital Commercial Funding Corp.	5.918%	7/10/38	150	120
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	100	71
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	600	556
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	925	935
3,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	300	273
3,4	GS Mortgage Securities Corp. II	5.622%	4/10/38	275	219
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,600	1,514
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	2,815	2,898
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	525	553
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.260%	3/15/33	220	224
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.050%	12/12/34	250	257
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.824%	9/12/37	150	151
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.948%	9/12/37	40	32
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.404%	1/12/39	1,120	1,065
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.377%	6/12/41	1,615	1,626
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.780%	7/15/42	135	105
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.321%	1/12/43	25	19
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.160%	4/15/43	857	861
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.444%	12/12/44	200	154
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.221%	12/15/44	200	174
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.874%	4/15/45	1,600	1,524
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.875%	4/15/45	85	65
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.593%	5/12/45	400	327

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.440%	5/15/45	155	128
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.447%	5/15/45	350	350
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.803%	6/15/49	625	627
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.818%	6/15/49	600	533
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.794%	2/12/51	2,300	1,953
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.855%	2/12/51	600	598
3,4	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.882%	2/15/51	1,425	1,221
3,4	LB Commercial Conduit Mortgage Trust	5.950%	7/15/44	655	446
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	286	290
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,050	1,013
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	695	675
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	74	74
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	775	754
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	135	114
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,075	1,095
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	1,075	1,094
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	321
3,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,720	1,629
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	76
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	275	229
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	1,555	1,327
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	175	116
3,4	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	125	85
3,4	LB-UBS Commercial Mortgage Trust	5.263%	11/15/40	40	35
3,4	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	140	103
3,4	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	1,675	1,609
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,595	1,358
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	645	646
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	90	75
3	Merrill Lynch Mortgage Trust	5.655%	5/12/39	1,140	1,073
3,4	Merrill Lynch Mortgage Trust	5.656%	5/12/39	100	77
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	205	167
3,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	825	795
3,4	Merrill Lynch Mortgage Trust	5.828%	6/12/50	185	121
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	225	219
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	648
3,4	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.517%	2/12/39	25	13

3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.456%	7/12/46	160	109
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.378%	8/12/48	1,350	1,026
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.590%	9/12/49	675	668
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.700%	9/12/49	1,875	1,528
3	Morgan Stanley Capital I	4.970%	4/14/40	455	453
3,4	Morgan Stanley Capital I	5.110%	6/15/40	500	495
3	Morgan Stanley Capital I	5.270%	6/13/41	750	739

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	Morgan Stanley Capital I	5.810%	8/12/41	125	100
3	Morgan Stanley Capital I	5.360%	11/12/41	400	297
3	Morgan Stanley Capital I	4.970%	12/15/41	600	599
3	Morgan Stanley Capital I	5.168%	1/14/42	350	351
3,4	Morgan Stanley Capital I	5.649%	6/11/42	25	18
3,4	Morgan Stanley Capital I	5.649%	6/11/42	375	363
3	Morgan Stanley Capital I	4.989%	8/13/42	1,605	1,571
3	Morgan Stanley Capital I	5.230%	9/15/42	1,500	1,465
3	Morgan Stanley Capital I	5.769%	10/15/42	500	485
3,4	Morgan Stanley Capital I	5.774%	10/15/42	45	36
3,4	Morgan Stanley Capital I	5.207%	11/14/42	1,125	1,131
3,4	Morgan Stanley Capital I	5.207%	11/14/42	50	43
3	Morgan Stanley Capital I	6.280%	1/11/43	1,250	1,161
3	Morgan Stanley Capital I	5.332%	12/15/43	355	325
3,4	Morgan Stanley Capital I	5.385%	3/12/44	1,850	1,767
3,4	Morgan Stanley Capital I	5.773%	7/12/44	271	216
3	Morgan Stanley Capital I	4.660%	9/13/45	1,045	1,006
3,4	Morgan Stanley Capital I	5.691%	4/15/49	325	192
3,4	Morgan Stanley Capital I	5.544%	11/12/49	425	311
3	Morgan Stanley Capital I	5.809%	12/12/49	800	677
3	Morgan Stanley Capital I	5.090%	10/12/52	500	505
3,4	Morgan Stanley Capital I	5.204%	10/12/52	325	255
3	Morgan Stanley Capital I	4.770%	7/15/56	100	74
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	193	198
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	237	247
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	197	208
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	195	191
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,485	1,522
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	425	451
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	74	75
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	246	256
3	PSE&G Transition Funding LLC	6.890%	12/15/17	1,075	1,249
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	221	239
3,4	Salomon Brothers Mortgage Securities VII Inc.	3.688%	9/25/33	142	136
3	USAA Auto Owner Trust	4.710%	2/18/14	825	870
3,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	250	255
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	225	226
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	1,850	1,820
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	471	475
3,4	Wachovia Bank Commercial Mortgage Trust	5.237%	7/15/41	1,150	1,152
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	576
3,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	1,200	1,188
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	879	849
3,4	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	375	292
3,4	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	900	872
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	950	906
3,4	Wachovia Bank Commercial Mortgage Trust	5.209%	10/15/44	1,975	1,951
3,4	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	2,225	2,224
3,4	Wachovia Bank Commercial Mortgage Trust	5.315%	12/15/44	15	13
3,4	Wachovia Bank Commercial Mortgage Trust	5.956%	6/15/45	65	50
3,4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	1,100	997
3,4	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	305	202
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	650	616
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	800	599
3	World Omni Auto Receivables Trust	3.940%	10/15/12	1,075	1,096
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $145,344)					144,833

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corporate Bonds (19.1%)
Finance (7.0%)
Banking (4.7%)
Abbey National PLC	7.950%	10/26/29	550	613
American Express Bank FSB	5.550%	10/17/12	300	319
American Express Bank FSB	5.500%	4/16/13	875	929
American Express Bank FSB	6.000%	9/13/17	225	232
American Express Centurion Bank	5.550%	10/17/12	300	320
American Express Centurion Bank	5.950%	6/12/17	150	156
American Express Centurion Bank	6.000%	9/13/17	325	337
American Express Co.	7.250%	5/20/14	500	564
American Express Co.	5.500%	9/12/16	225	232
American Express Co.	6.150%	8/28/17	500	522
American Express Co.	7.000%	3/19/18	2,100	2,316
American Express Co.	8.125%	5/20/19	500	594
3 American Express Co.	6.800%	9/1/66	355	307
American Express Credit Corp.	5.000%	12/2/10	425	439
American Express Credit Corp.	5.875%	5/2/13	600	642
American Express Credit Corp.	7.300%	8/20/13	100	112
American Express Credit Corp.	5.125%	8/25/14	100	105
5 American Express Travel Related Services Co. Inc.	5.250%	11/21/11	550	574
Amsouth Bank	5.200%	4/1/15	325	280
Banco Santander Chile	2.875%	11/13/12	300	302
Bank of America Corp.	4.250%	10/1/10	350	359
Bank of America Corp.	4.375%	12/1/10	490	505
Bank of America Corp.	5.375%	8/15/11	525	554
Bank of America Corp.	5.375%	9/11/12	675	716
Bank of America Corp.	4.875%	9/15/12	675	706
Bank of America Corp.	4.875%	1/15/13	250	261
Bank of America Corp.	4.900%	5/1/13	675	699
Bank of America Corp.	7.375%	5/15/14	1,000	1,134
Bank of America Corp.	5.375%	6/15/14	150	156
Bank of America Corp.	5.125%	11/15/14	775	802
Bank of America Corp.	4.750%	8/1/15	225	228
Bank of America Corp.	5.250%	12/1/15	125	126
Bank of America Corp.	6.500%	8/1/16	350	377
Bank of America Corp.	5.750%	8/15/16	150	151
Bank of America Corp.	5.625%	10/14/16	425	432
Bank of America Corp.	5.420%	3/15/17	900	892
Bank of America Corp.	6.000%	9/1/17	50	52
Bank of America Corp.	5.750%	12/1/17	75	77
Bank of America Corp.	5.650%	5/1/18	3,125	3,179
Bank of America Corp.	7.625%	6/1/19	600	694
Bank of America Corp.	6.800%	3/15/28	400	391
Bank of America Corp.	6.500%	9/15/37	210	204
Bank of America NA	6.100%	6/15/17	400	407
Bank of America NA	6.000%	10/15/36	400	387
Bank of New York Mellon Corp.	4.950%	1/14/11	475	493
Bank of New York Mellon Corp.	4.950%	11/1/12	1,225	1,319
Bank of New York Mellon Corp.	5.125%	8/27/13	50	54
Bank of New York Mellon Corp.	4.300%	5/15/14	325	342
Bank of New York Mellon Corp.	4.950%	3/15/15	600	632
Bank of New York Mellon Corp.	5.450%	5/15/19	350	367
5 Bank of Scotland PLC	5.250%	2/21/17	700	696
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	300	324
Bank One Corp.	5.900%	11/15/11	445	476

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank One Corp.	5.250%	1/30/13	325	344
	Bank One Corp.	4.900%	4/30/15	350	361
	Bank One Corp.	7.625%	10/15/26	75	85
	Barclays Bank PLC	5.450%	9/12/12	150	162
	Barclays Bank PLC	2.500%	1/23/13	450	450
	Barclays Bank PLC	5.200%	7/10/14	225	240
	Barclays Bank PLC	5.000%	9/22/16	900	921
	Barclays Bank PLC	6.750%	5/22/19	400	449
	BB&T Capital Trust II	6.750%	6/7/36	450	419
	BB&T Corp.	6.500%	8/1/11	50	53
	BB&T Corp.	3.850%	7/27/12	225	233
	BB&T Corp.	4.750%	10/1/12	625	652
	BB&T Corp.	5.700%	4/30/14	150	162
	BB&T Corp.	5.200%	12/23/15	325	339
	BB&T Corp.	6.850%	4/30/19	125	142
	BB&T Corp.	5.250%	11/1/19	500	491
	Bear Stearns Cos. LLC	4.500%	10/28/10	175	181
	Bear Stearns Cos. LLC	5.350%	2/1/12	1,550	1,648
	Bear Stearns Cos. LLC	6.950%	8/10/12	205	229
	Bear Stearns Cos. LLC	5.700%	11/15/14	1,350	1,476
	Bear Stearns Cos. LLC	5.300%	10/30/15	175	186
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	562
	Bear Stearns Cos. LLC	6.400%	10/2/17	755	830
	Bear Stearns Cos. LLC	7.250%	2/1/18	775	893
	BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	100	100
	Branch Banking & Trust Co.	5.625%	9/15/16	300	296
	Capital One Bank USA NA	8.800%	7/15/19	1,100	1,307
	Capital One Capital III	7.686%	8/15/36	250	220
	Capital One Capital IV	6.745%	2/17/37	150	124
	Capital One Capital V	10.250%	8/15/39	100	117
	Capital One Capital VI	8.875%	5/15/40	75	80
	Capital One Financial Corp.	5.700%	9/15/11	175	185
	Capital One Financial Corp.	4.800%	2/21/12	75	78
	Capital One Financial Corp.	7.375%	5/23/14	350	396
	Capital One Financial Corp.	5.500%	6/1/15	200	209
	Capital One Financial Corp.	6.150%	9/1/16	400	403
	Capital One Financial Corp.	5.250%	2/21/17	500	492
	Charter One Bank NA	5.500%	4/26/11	425	435
3,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	100	98
	Citigroup Inc.	6.500%	1/18/11	575	601
	Citigroup Inc.	5.125%	2/14/11	175	180
	Citigroup Inc.	5.100%	9/29/11	1,100	1,140
	Citigroup Inc.	6.000%	2/21/12	125	132
	Citigroup Inc.	5.250%	2/27/12	875	910
	Citigroup Inc.	5.500%	8/27/12	310	322
	Citigroup Inc.	5.625%	8/27/12	1,350	1,390
	Citigroup Inc.	5.300%	10/17/12	650	680
	Citigroup Inc.	5.500%	4/11/13	230	239
	Citigroup Inc.	6.500%	8/19/13	1,025	1,093
	Citigroup Inc.	5.125%	5/5/14	350	352
	Citigroup Inc.	5.000%	9/15/14	3,259	3,149
	Citigroup Inc.	5.500%	10/15/14	800	811
	Citigroup Inc.	6.010%	1/15/15	1,350	1,387
	Citigroup Inc.	4.700%	5/29/15	125	121
	Citigroup Inc.	5.300%	1/7/16	150	147

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citigroup Inc.	6.000%	8/15/17	825	825
Citigroup Inc.	6.125%	11/21/17	875	888
Citigroup Inc.	6.125%	5/15/18	550	551
Citigroup Inc.	8.500%	5/22/19	925	1,072
Citigroup Inc.	6.625%	6/15/32	1,275	1,183
Citigroup Inc.	5.875%	2/22/33	750	630
Citigroup Inc.	6.000%	10/31/33	625	529
Citigroup Inc.	5.850%	12/11/34	175	151
Citigroup Inc.	5.875%	5/29/37	50	45
Citigroup Inc.	6.875%	3/5/38	400	399
Citigroup Inc.	8.125%	7/15/39	1,075	1,227
Comerica Bank	5.750%	11/21/16	825	796
Comerica Bank	5.200%	8/22/17	200	187
Compass Bank	6.400%	10/1/17	200	200
Compass Bank	5.900%	4/1/26	100	83
5 Corestates Capital I	8.000%	12/15/26	325	322
Countrywide Financial Corp.	6.250%	5/15/16	45	46
Countrywide Home Loans Inc.	4.000%	3/22/11	425	436
Credit Suisse	5.000%	5/15/13	325	346
Credit Suisse	5.500%	5/1/14	675	733
Credit Suisse	6.000%	2/15/18	500	525
Credit Suisse	5.300%	8/13/19	750	776
3 Credit Suisse	5.860%	5/15/49	350	311
Credit Suisse USA Inc.	4.875%	8/15/10	1,050	1,078
Credit Suisse USA Inc.	5.250%	3/2/11	400	419
Credit Suisse USA Inc.	5.500%	8/16/11	225	239
Credit Suisse USA Inc.	6.125%	11/15/11	325	352
Credit Suisse USA Inc.	6.500%	1/15/12	290	316
Credit Suisse USA Inc.	5.500%	8/15/13	1,475	1,593
Credit Suisse USA Inc.	5.125%	1/15/14	75	80
Credit Suisse USA Inc.	4.875%	1/15/15	1,080	1,133
Credit Suisse USA Inc.	5.125%	8/15/15	495	527
Credit Suisse USA Inc.	7.125%	7/15/32	600	706
Deutsche Bank AG	5.375%	10/12/12	1,025	1,107
Deutsche Bank AG	4.875%	5/20/13	750	798
Deutsche Bank AG	6.000%	9/1/17	1,425	1,554
Deutsche Bank Financial LLC	5.375%	3/2/15	500	520
FIA Card Services NA	6.625%	6/15/12	300	319
Fifth Third Bancorp	4.500%	6/1/18	300	244
Fifth Third Bancorp	8.250%	3/1/38	525	493
Fifth Third Bank	4.750%	2/1/15	300	286
First Tennessee Bank NA	5.050%	1/15/15	50	44
First Union Institutional Capital I	8.040%	12/1/26	75	75
Golden West Financial Corp.	4.750%	10/1/12	200	210
Goldman Sachs Capital I	6.345%	2/15/34	500	466
3 Goldman Sachs Capital II	5.793%	12/29/49	495	381
Goldman Sachs Group Inc.	4.500%	6/15/10	835	850
Goldman Sachs Group Inc.	6.875%	1/15/11	260	276
Goldman Sachs Group Inc.	6.600%	1/15/12	150	163
Goldman Sachs Group Inc.	5.300%	2/14/12	75	80
Goldman Sachs Group Inc.	3.625%	8/1/12	550	566
Goldman Sachs Group Inc.	5.700%	9/1/12	50	54
Goldman Sachs Group Inc.	5.450%	11/1/12	595	640
Goldman Sachs Group Inc.	5.250%	4/1/13	550	581
Goldman Sachs Group Inc.	4.750%	7/15/13	1,075	1,124
Goldman Sachs Group Inc.	5.250%	10/15/13	875	929

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	5.150%	1/15/14	1,100	1,166
Goldman Sachs Group Inc.	6.000%	5/1/14	1,100	1,205
Goldman Sachs Group Inc.	5.000%	10/1/14	1,125	1,184
Goldman Sachs Group Inc.	5.125%	1/15/15	1,800	1,892
Goldman Sachs Group Inc.	5.350%	1/15/16	1,075	1,118
Goldman Sachs Group Inc.	5.750%	10/1/16	300	317
Goldman Sachs Group Inc.	5.625%	1/15/17	775	797
Goldman Sachs Group Inc.	6.250%	9/1/17	875	939
Goldman Sachs Group Inc.	5.950%	1/18/18	1,800	1,900
Goldman Sachs Group Inc.	6.150%	4/1/18	660	707
Goldman Sachs Group Inc.	7.500%	2/15/19	125	146
Goldman Sachs Group Inc.	5.950%	1/15/27	1,160	1,117
Goldman Sachs Group Inc.	6.125%	2/15/33	150	154
Goldman Sachs Group Inc.	6.450%	5/1/36	535	527
Goldman Sachs Group Inc.	6.750%	10/1/37	1,630	1,664
5 HBOS PLC	6.750%	5/21/18	400	370
HSBC Bank PLC	6.950%	3/15/11	150	157
HSBC Bank USA NA	4.625%	4/1/14	500	522
HSBC Bank USA NA	5.875%	11/1/34	550	531
HSBC Bank USA NA	5.625%	8/15/35	625	573
HSBC Holdings PLC	7.350%	11/27/32	50	54
HSBC Holdings PLC	6.500%	5/2/36	145	152
HSBC Holdings PLC	6.500%	9/15/37	1,090	1,140
HSBC Holdings PLC	6.800%	6/1/38	160	173
5 ICICI Bank Ltd.	6.625%	10/3/12	325	342
JP Morgan Chase Capital XV	5.875%	3/15/35	760	673
JP Morgan Chase Capital XVII	5.850%	8/1/35	50	43
JP Morgan Chase Capital XX	6.550%	9/29/36	300	277
JP Morgan Chase Capital XXII	6.450%	2/2/37	1,175	1,079
JP Morgan Chase Capital XXV	6.800%	10/1/37	500	495
JPMorgan Chase & Co.	6.750%	2/1/11	610	646
JPMorgan Chase & Co.	4.500%	1/15/12	1,350	1,421
JPMorgan Chase & Co.	6.625%	3/15/12	175	191
JPMorgan Chase & Co.	5.375%	10/1/12	145	157
JPMorgan Chase & Co.	5.750%	1/2/13	475	511
JPMorgan Chase & Co.	4.750%	5/1/13	1,120	1,182
JPMorgan Chase & Co.	4.875%	3/15/14	885	923
JPMorgan Chase & Co.	5.125%	9/15/14	495	523
JPMorgan Chase & Co.	4.750%	3/1/15	1,050	1,099
JPMorgan Chase & Co.	5.250%	5/1/15	475	494
JPMorgan Chase & Co.	5.150%	10/1/15	750	778
JPMorgan Chase & Co.	6.125%	6/27/17	300	316
JPMorgan Chase & Co.	6.300%	4/23/19	1,750	1,936
JPMorgan Chase & Co.	6.400%	5/15/38	1,050	1,157
JPMorgan Chase Bank NA	5.875%	6/13/16	225	236
KeyBank NA	7.000%	2/1/11	125	130
KeyBank NA	5.500%	9/17/12	425	441
KeyBank NA	4.950%	9/15/15	350	327
KeyBank NA	5.450%	3/3/16	675	621
KeyCorp	6.500%	5/14/13	50	52
M&I Marshall & Ilsley Bank	4.850%	6/16/15	200	156
Manufacturers & Traders Trust Co.	6.625%	12/4/17	500	511
MBNA Corp.	7.500%	3/15/12	325	356
MBNA Corp.	6.125%	3/1/13	225	237
MBNA Corp.	5.000%	6/15/15	350	349
Mellon Funding Corp.	5.000%	12/1/14	150	160

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	300	317
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	500	537
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	235	247
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,275	1,385
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	225	231
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	200	210
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	2,125	2,167
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	25	25
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,025	1,006
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,225	1,282
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,105	2,271
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	325	309
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	875	801
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,015	1,118
	Morgan Stanley	4.000%	1/15/10	600	601
	Morgan Stanley	5.050%	1/21/11	50	52
	Morgan Stanley	5.625%	1/9/12	2,425	2,570
	Morgan Stanley	6.600%	4/1/12	215	233
	Morgan Stanley	5.750%	8/31/12	250	270
	Morgan Stanley	4.750%	4/1/14	2,690	2,707
	Morgan Stanley	6.000%	5/13/14	800	859
	Morgan Stanley	4.200%	11/20/14	1,350	1,349
	Morgan Stanley	6.000%	4/28/15	75	80
	Morgan Stanley	5.375%	10/15/15	400	417
	Morgan Stanley	5.750%	10/18/16	550	574
	Morgan Stanley	5.450%	1/9/17	600	609
	Morgan Stanley	5.550%	4/27/17	430	437
	Morgan Stanley	6.250%	8/28/17	50	53
	Morgan Stanley	5.950%	12/28/17	425	441
	Morgan Stanley	6.625%	4/1/18	2,655	2,880
	Morgan Stanley	7.300%	5/13/19	1,650	1,854
	Morgan Stanley	5.625%	9/23/19	550	554
	Morgan Stanley	6.250%	8/9/26	1,050	1,079
	Morgan Stanley	7.250%	4/1/32	525	607
	National City Bank	6.250%	3/15/11	400	417
	National City Corp.	4.900%	1/15/15	325	333
	National City Corp.	6.875%	5/15/19	225	243
5	Nationwide Building Society	5.500%	7/18/12	1,500	1,601
5	Northern Rock PLC	5.625%	6/22/17	2,950	2,827
	Northern Trust Co.	6.500%	8/15/18	50	55
	Northern Trust Corp.	5.500%	8/15/13	100	109
	Northern Trust Corp.	4.625%	5/1/14	225	240
	PNC Bank NA	4.875%	9/21/17	600	568
	PNC Funding Corp.	5.125%	12/14/10	125	130
	PNC Funding Corp.	5.250%	11/15/15	475	487
	PNC Funding Corp.	5.625%	2/1/17	100	100
	PNC Funding Corp.	6.700%	6/10/19	75	84
	Regions Financial Corp.	7.750%	11/10/14	425	426
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	1,425	1,411
5	Royal Bank of Scotland PLC	4.875%	8/25/14	700	703
	Santander Financial Issuances Ltd.	6.375%	2/15/11	200	208
	SouthTrust Corp.	5.800%	6/15/14	100	104
	Sovereign Bank	8.750%	5/30/18	270	311
3,5	Standard Chartered PLC	6.409%	12/31/49	300	243
	State Street Bank and Trust Co.	5.300%	1/15/16	125	127
	State Street Corp.	4.300%	5/30/14	400	416

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	490	548
SunTrust Bank	6.375%	4/1/11	100	104
SunTrust Bank	7.250%	3/15/18	125	130
SunTrust Banks Inc.	6.000%	9/11/17	350	347
SunTrust Banks Inc.	6.000%	2/15/26	475	385
SunTrust Capital VIII	6.100%	12/15/36	132	92
UBS AG	7.000%	10/15/15	300	318
UBS AG	5.875%	7/15/16	1,350	1,370
UBS AG	7.375%	6/15/17	75	79
UBS AG	5.875%	12/20/17	675	695
UBS AG	5.750%	4/25/18	475	485
UFJ Finance Aruba AEC	6.750%	7/15/13	1,350	1,482
Union Bank NA	5.950%	5/11/16	225	225
Union Planters Corp.	7.750%	3/1/11	500	490
UnionBanCal Corp.	5.250%	12/16/13	50	51
US Bank NA	6.375%	8/1/11	550	591
US Bank NA	6.300%	2/4/14	875	966
US Bank NA	4.950%	10/30/14	400	426
3 USB Capital IX	6.189%	4/15/49	300	241
USB Capital XIII Trust	6.625%	12/15/39	175	176
Wachovia Bank NA	4.875%	2/1/15	1,750	1,789
Wachovia Bank NA	5.000%	8/15/15	75	76
Wachovia Bank NA	6.000%	11/15/17	300	315
Wachovia Bank NA	5.850%	2/1/37	1,425	1,377
Wachovia Bank NA	6.600%	1/15/38	425	448
3 Wachovia Capital Trust III	5.800%	3/15/11	1,010	768
Wachovia Corp.	5.300%	10/15/11	175	186
Wachovia Corp.	4.875%	2/15/14	750	763
Wachovia Corp.	5.250%	8/1/14	225	233
Wachovia Corp.	5.625%	10/15/16	275	280
Wachovia Corp.	5.750%	6/15/17	1,450	1,510
Wachovia Corp.	7.500%	4/15/35	50	52
Wachovia Corp.	5.500%	8/1/35	475	425
Wachovia Corp.	6.550%	10/15/35	50	47
Wells Fargo & Co.	4.200%	1/15/10	775	776
Wells Fargo & Co.	4.875%	1/12/11	375	389
Wells Fargo & Co.	5.300%	8/26/11	450	476
Wells Fargo & Co.	5.125%	9/1/12	300	316
Wells Fargo & Co.	5.250%	10/23/12	1,275	1,364
Wells Fargo & Co.	4.375%	1/31/13	100	104
Wells Fargo & Co.	4.950%	10/16/13	100	104
Wells Fargo & Co.	5.625%	12/11/17	325	337
Wells Fargo & Co.	5.375%	2/7/35	325	302
Wells Fargo Bank NA	6.450%	2/1/11	500	525
Wells Fargo Bank NA	4.750%	2/9/15	1,275	1,304
Wells Fargo Bank NA	5.750%	5/16/16	1,500	1,536
Wells Fargo Bank NA	5.950%	8/26/36	350	337
Wells Fargo Capital X	5.950%	12/15/36	50	43
3 Wells Fargo Capital XIII	7.700%	12/29/49	400	388
3 Wells Fargo Capital XV	9.750%	12/29/49	425	459
Wells Fargo Financial Inc.	5.500%	8/1/12	300	321
Westpac Banking Corp.	2.250%	11/19/12	550	548
Westpac Banking Corp.	4.200%	2/27/15	825	838
Westpac Banking Corp.	4.875%	11/19/19	525	518

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	375	398
BlackRock Inc.	2.250%	12/10/12	300	299
BlackRock Inc.	3.500%	12/10/14	200	198
BlackRock Inc.	6.250%	9/15/17	225	242
BlackRock Inc.	5.000%	12/10/19	75	74
Charles Schwab Corp.	4.950%	6/1/14	700	740
Invesco Ltd.	5.375%	2/27/13	25	25
Jefferies Group Inc.	8.500%	7/15/19	325	348
Jefferies Group Inc.	6.450%	6/8/27	475	399
Jefferies Group Inc.	6.250%	1/15/36	400	317
Lazard Group LLC	6.850%	6/15/17	775	780
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	99
TD Ameritrade Holding Corp.	4.150%	12/1/14	175	173
TD Ameritrade Holding Corp.	5.600%	12/1/19	125	124

Finance Companies (0.9%)
Block Financial LLC	7.875%	1/15/13	100	111
GATX Corp.	4.750%	10/1/12	150	154
General Electric Capital Corp.	5.200%	2/1/11	125	130
General Electric Capital Corp.	6.125%	2/22/11	645	681
General Electric Capital Corp.	5.500%	4/28/11	325	342
General Electric Capital Corp.	5.000%	11/15/11	275	291
General Electric Capital Corp.	4.375%	11/21/11	100	104
General Electric Capital Corp.	5.875%	2/15/12	1,575	1,688
General Electric Capital Corp.	4.375%	3/3/12	675	701
General Electric Capital Corp.	6.000%	6/15/12	2,375	2,564
General Electric Capital Corp.	3.500%	8/13/12	900	917
General Electric Capital Corp.	5.250%	10/19/12	3,600	3,834
General Electric Capital Corp.	5.450%	1/15/13	500	533
General Electric Capital Corp.	4.800%	5/1/13	400	419
General Electric Capital Corp.	5.900%	5/13/14	325	354
General Electric Capital Corp.	5.500%	6/4/14	1,325	1,408
General Electric Capital Corp.	5.650%	6/9/14	350	375
General Electric Capital Corp.	3.750%	11/14/14	700	695
General Electric Capital Corp.	5.400%	2/15/17	1,075	1,092
General Electric Capital Corp.	5.625%	9/15/17	250	251
General Electric Capital Corp.	5.625%	5/1/18	325	332
General Electric Capital Corp.	6.000%	8/7/19	1,500	1,557
General Electric Capital Corp.	6.750%	3/15/32	1,350	1,376
General Electric Capital Corp.	6.150%	8/7/37	925	877
General Electric Capital Corp.	5.875%	1/14/38	3,050	2,829
General Electric Capital Corp.	6.875%	1/10/39	675	696
3 General Electric Capital Corp.	6.375%	11/15/67	725	631
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	50	41
HSBC Finance Corp.	5.250%	1/14/11	675	702
HSBC Finance Corp.	5.700%	6/1/11	1,150	1,202
HSBC Finance Corp.	6.375%	10/15/11	50	53
HSBC Finance Corp.	7.000%	5/15/12	645	702
HSBC Finance Corp.	5.900%	6/19/12	300	320
HSBC Finance Corp.	6.375%	11/27/12	295	323
HSBC Finance Corp.	4.750%	7/15/13	150	156
HSBC Finance Corp.	5.250%	1/15/14	375	393
HSBC Finance Corp.	5.000%	6/30/15	2,075	2,153
International Lease Finance Corp.	4.950%	2/1/11	825	767
International Lease Finance Corp.	5.450%	3/24/11	150	138

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
International Lease Finance Corp.	5.750%	6/15/11	1,075	984
International Lease Finance Corp.	5.300%	5/1/12	225	191
International Lease Finance Corp.	5.625%	9/20/13	225	176
International Lease Finance Corp.	5.650%	6/1/14	325	247
SLM Corp.	5.400%	10/25/11	1,800	1,799
SLM Corp.	5.000%	10/1/13	85	78
SLM Corp.	5.375%	5/15/14	110	100
SLM Corp.	5.050%	11/14/14	360	325
SLM Corp.	5.000%	4/15/15	10	9
SLM Corp.	5.625%	8/1/33	495	376

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	360	411
ACE INA Holdings Inc.	5.600%	5/15/15	125	137
ACE INA Holdings Inc.	5.700%	2/15/17	505	536
AEGON Funding Co. LLC	5.750%	12/15/20	50	46
Aegon NV	4.750%	6/1/13	200	204
Aetna Inc.	7.875%	3/1/11	50	53
Aetna Inc.	5.750%	6/15/11	125	131
Aetna Inc.	6.000%	6/15/16	50	52
Aetna Inc.	6.500%	9/15/18	275	295
Aetna Inc.	6.625%	6/15/36	875	880
Aflac Inc.	6.900%	12/17/39	75	74
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	1,060	1,097
Allstate Corp.	6.125%	2/15/12	225	244
Allstate Corp.	5.000%	8/15/14	575	607
Allstate Corp.	6.125%	12/15/32	225	223
Allstate Corp.	5.550%	5/9/35	100	94
3 Allstate Corp.	6.125%	5/15/37	150	132
3 Allstate Corp.	6.500%	5/15/57	200	167
Allstate Life Global Funding Trusts	5.375%	4/30/13	375	401
American Financial Group Inc.	9.875%	6/15/19	125	140
American International Group Inc.	5.375%	10/18/11	225	226
American International Group Inc.	4.950%	3/20/12	225	218
American International Group Inc.	4.250%	5/15/13	600	558
American International Group Inc.	5.050%	10/1/15	1,025	852
American International Group Inc.	5.600%	10/18/16	550	451
American International Group Inc.	5.850%	1/16/18	25	21
American International Group Inc.	6.250%	5/1/36	150	110
AON Corp.	8.205%	1/1/27	50	50
Arch Capital Group Ltd.	7.350%	5/1/34	350	339
Assurant Inc.	5.625%	2/15/14	225	228
Assurant Inc.	6.750%	2/15/34	465	416
AXA SA	8.600%	12/15/30	770	874
Axis Capital Holdings Ltd.	5.750%	12/1/14	75	76
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	100	103
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	100	104
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	775	831
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,450	1,511
Chubb Corp.	5.750%	5/15/18	150	160
Chubb Corp.	6.000%	5/11/37	550	569
Chubb Corp.	6.500%	5/15/38	125	137
3 Chubb Corp.	6.375%	3/29/67	125	116
CIGNA Corp.	7.875%	5/15/27	50	50
CIGNA Corp.	6.150%	11/15/36	475	415
Cincinnati Financial Corp.	6.920%	5/15/28	175	164

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cincinnati Financial Corp.	6.125%	11/1/34	150	133
CNA Financial Corp.	6.000%	8/15/11	100	102
CNA Financial Corp.	5.850%	12/15/14	750	739
CNA Financial Corp.	6.500%	8/15/16	200	194
CNA Financial Corp.	7.350%	11/15/19	25	25
Commerce Group Inc.	5.950%	12/9/13	50	50
Coventry Health Care Inc.	6.300%	8/15/14	700	685
Genworth Financial Inc.	5.750%	6/15/14	75	72
Genworth Financial Inc.	4.950%	10/1/15	50	46
Genworth Financial Inc.	8.625%	12/15/16	100	104
Genworth Financial Inc.	6.500%	6/15/34	150	122
Genworth Global Funding Trusts	5.125%	3/15/11	300	304
Hartford Financial Services Group Inc.	5.250%	10/15/11	275	284
Hartford Financial Services Group Inc.	5.500%	10/15/16	175	167
Hartford Financial Services Group Inc.	5.375%	3/15/17	125	121
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	97
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	473
HCC Insurance Holdings Inc.	6.300%	11/15/19	250	253
Humana Inc.	6.450%	6/1/16	175	177
Humana Inc.	6.300%	8/1/18	50	48
Humana Inc.	8.150%	6/15/38	300	286
5 Liberty Mutual Group Inc.	4.875%	2/1/10	100	100
Lincoln National Corp.	5.650%	8/27/12	50	52
Lincoln National Corp.	6.150%	4/7/36	675	594
Loews Corp.	6.000%	2/1/35	75	71
Markel Corp.	7.125%	9/30/19	125	128
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	400	423
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	325	339
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	300	368
MetLife Inc.	5.375%	12/15/12	150	160
MetLife Inc.	5.000%	11/24/13	100	105
MetLife Inc.	5.000%	6/15/15	500	529
MetLife Inc.	7.717%	2/15/19	125	146
MetLife Inc.	6.375%	6/15/34	350	375
MetLife Inc.	5.700%	6/15/35	125	124
MetLife Inc.	6.400%	12/15/36	435	381
5 Metropolitan Life Global Funding I	2.875%	9/17/12	200	202
5 Metropolitan Life Global Funding I	5.125%	6/10/14	775	820
OneBeacon US Holdings Inc.	5.875%	5/15/13	100	99
Principal Financial Group Inc.	7.875%	5/15/14	450	504
Principal Financial Group Inc.	6.050%	10/15/36	225	199
Principal Life Income Funding Trusts	5.300%	4/24/13	300	317
Principal Life Income Funding Trusts	5.100%	4/15/14	150	154
Progressive Corp.	6.375%	1/15/12	225	242
Progressive Corp.	6.625%	3/1/29	100	102
3 Progressive Corp.	6.700%	6/15/37	300	266
Protective Life Corp.	7.375%	10/15/19	100	100
Protective Life Corp.	8.450%	10/15/39	75	72
Protective Life Secured Trusts	4.850%	8/16/10	225	230
Prudential Financial Inc.	5.100%	12/14/11	35	37
Prudential Financial Inc.	5.800%	6/15/12	325	345
Prudential Financial Inc.	3.625%	9/17/12	300	307
Prudential Financial Inc.	5.150%	1/15/13	345	364
Prudential Financial Inc.	4.500%	7/15/13	100	101
Prudential Financial Inc.	4.750%	4/1/14	175	180

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	5.100%	9/20/14	375	391
Prudential Financial Inc.	6.200%	1/15/15	625	670
Prudential Financial Inc.	5.500%	3/15/16	50	51
Prudential Financial Inc.	6.100%	6/15/17	75	77
Prudential Financial Inc.	6.000%	12/1/17	225	231
Prudential Financial Inc.	5.750%	7/15/33	200	180
Prudential Financial Inc.	5.400%	6/13/35	200	171
Prudential Financial Inc.	5.900%	3/17/36	300	278
Prudential Financial Inc.	5.700%	12/14/36	225	203
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	225	224
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	200	197
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	152
Torchmark Corp.	6.375%	6/15/16	225	226
Transatlantic Holdings Inc.	8.000%	11/30/39	350	351
Travelers Cos. Inc.	5.500%	12/1/15	150	162
Travelers Cos. Inc.	6.250%	6/20/16	375	409
Travelers Cos. Inc.	5.750%	12/15/17	325	343
Travelers Cos. Inc.	5.900%	6/2/19	275	299
3 Travelers Cos. Inc.	6.250%	3/15/37	135	122
Travelers Cos. Inc.	6.250%	6/15/37	250	263
UnitedHealth Group Inc.	5.500%	11/15/12	50	54
UnitedHealth Group Inc.	4.875%	2/15/13	275	289
UnitedHealth Group Inc.	4.875%	4/1/13	250	263
UnitedHealth Group Inc.	5.000%	8/15/14	100	105
UnitedHealth Group Inc.	4.875%	3/15/15	250	259
UnitedHealth Group Inc.	6.000%	6/15/17	525	547
UnitedHealth Group Inc.	6.000%	11/15/17	100	104
UnitedHealth Group Inc.	5.800%	3/15/36	1,000	893
UnitedHealth Group Inc.	6.500%	6/15/37	150	147
UnitedHealth Group Inc.	6.625%	11/15/37	300	305
UnitedHealth Group Inc.	6.875%	2/15/38	325	337
Unum Group	7.125%	9/30/16	200	207
WellPoint Health Networks Inc.	6.375%	1/15/12	125	135
WellPoint Inc.	5.000%	1/15/11	475	493
WellPoint Inc.	6.000%	2/15/14	150	163
WellPoint Inc.	5.000%	12/15/14	225	234
WellPoint Inc.	5.250%	1/15/16	50	50
WellPoint Inc.	5.875%	6/15/17	20	21
WellPoint Inc.	5.950%	12/15/34	550	521
WellPoint Inc.	5.850%	1/15/36	725	678
Willis North America Inc.	5.625%	7/15/15	225	221
Willis North America Inc.	6.200%	3/28/17	370	355
XL Capital Ltd.	5.250%	9/15/14	475	473
XL Capital Ltd.	6.375%	11/15/24	50	45
XL Capital Ltd.	6.250%	5/15/27	400	361
3 XL Capital Ltd.	6.500%	12/15/49	225	171

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	500	536
CME Group Inc.	5.750%	2/15/14	175	191
ORIX Corp.	5.480%	11/22/11	325	326
XTRA Finance Corp.	5.150%	4/1/17	900	915

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.625%	12/1/19	150	147
Arden Realty LP	5.250%	3/1/15	50	52

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AvalonBay Communities Inc.	5.500%	1/15/12	66	69
AvalonBay Communities Inc.	5.750%	9/15/16	50	51
Boston Properties LP	6.250%	1/15/13	250	267
Boston Properties LP	5.625%	4/15/15	150	154
Brandywine Operating Partnership LP	5.750%	4/1/12	137	138
Brandywine Operating Partnership LP	5.400%	11/1/14	50	47
Brandywine Operating Partnership LP	5.700%	5/1/17	305	274
Camden Property Trust	5.700%	5/15/17	225	215
Duke Realty LP	6.250%	5/15/13	400	409
Duke Realty LP	7.375%	2/15/15	150	159
Duke Realty LP	5.950%	2/15/17	100	93
Duke Realty LP	8.250%	8/15/19	125	131
ERP Operating LP	6.625%	3/15/12	75	80
ERP Operating LP	5.500%	10/1/12	300	316
ERP Operating LP	5.125%	3/15/16	475	463
ERP Operating LP	5.375%	8/1/16	100	98
ERP Operating LP	5.750%	6/15/17	200	200
HCP Inc.	6.450%	6/25/12	775	806
HCP Inc.	5.650%	12/15/13	105	105
HCP Inc.	6.300%	9/15/16	165	162
HCP Inc.	6.700%	1/30/18	175	170
Health Care REIT Inc.	6.200%	6/1/16	725	709
Healthcare Realty Trust Inc.	6.500%	1/17/17	250	244
Hospitality Properties Trust	7.875%	8/15/14	200	207
Hospitality Properties Trust	5.125%	2/15/15	300	271
HRPT Properties Trust	6.250%	8/15/16	100	95
HRPT Properties Trust	6.250%	6/15/17	275	248
Kimco Realty Corp.	5.783%	3/15/16	50	50
Kimco Realty Corp.	6.875%	10/1/19	150	153
Liberty Property LP	5.125%	3/2/15	875	831
Liberty Property LP	5.500%	12/15/16	75	69
Mack-Cali Realty LP	7.750%	8/15/19	125	130
National Retail Properties Inc.	6.875%	10/15/17	200	193
Nationwide Health Properties Inc.	6.250%	2/1/13	300	307
ProLogis	5.625%	11/15/15	325	309
ProLogis	5.750%	4/1/16	225	211
ProLogis	5.625%	11/15/16	225	208
ProLogis	7.375%	10/30/19	100	99
Realty Income Corp.	6.750%	8/15/19	860	841
Regency Centers LP	6.750%	1/15/12	600	630
Simon Property Group LP	4.875%	8/15/10	125	127
Simon Property Group LP	5.600%	9/1/11	225	236
Simon Property Group LP	5.000%	3/1/12	150	155
Simon Property Group LP	5.300%	5/30/13	610	629
Simon Property Group LP	6.750%	5/15/14	775	826
Simon Property Group LP	5.750%	12/1/15	425	433
Simon Property Group LP	6.100%	5/1/16	50	51
Simon Property Group LP	5.875%	3/1/17	425	429
Simon Property Group LP	6.125%	5/30/18	425	432
Tanger Properties LP	6.150%	11/15/15	225	220
				289,620
Industrial (10.0%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	100	107
Airgas Inc.	4.500%	9/15/14	125	127
Alcoa Inc.	5.720%	2/23/19	790	764

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alcoa Inc.	5.870%	2/23/22	185	172
Alcoa Inc.	5.900%	2/1/27	450	402
Alcoa Inc.	5.950%	2/1/37	500	432
ArcelorMittal	5.375%	6/1/13	825	865
ArcelorMittal	9.000%	2/15/15	225	262
ArcelorMittal	6.125%	6/1/18	350	358
ArcelorMittal	9.850%	6/1/19	175	225
ArcelorMittal	7.000%	10/15/39	350	369
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	600	586
Barrick Gold Corp.	6.950%	4/1/19	150	170
Barrick Gold Finance Co.	4.875%	11/15/14	100	105
Barrick North America Finance LLC	6.800%	9/15/18	225	251
Barrick North America Finance LLC	7.500%	9/15/38	300	346
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	146
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	325	345
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	765	839
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	325	352
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	135	144
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	517
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	350	367
Commercial Metals Co.	6.500%	7/15/17	125	127
Commercial Metals Co.	7.350%	8/15/18	350	373
Cytec Industries Inc.	8.950%	7/1/17	100	119
Dow Chemical Co.	6.125%	2/1/11	675	705
Dow Chemical Co.	4.850%	8/15/12	550	578
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	675	768
Dow Chemical Co.	5.900%	2/15/15	1,675	1,802
Dow Chemical Co.	8.550%	5/15/19	700	835
Dow Chemical Co.	7.375%	11/1/29	500	543
Dow Chemical Co.	9.400%	5/15/39	125	167
Eastman Chemical Co.	7.250%	1/15/24	225	244
Eastman Chemical Co.	7.600%	2/1/27	125	137
EI du Pont de Nemours & Co.	4.750%	11/15/12	425	458
EI du Pont de Nemours & Co.	5.000%	1/15/13	50	54
EI du Pont de Nemours & Co.	5.000%	7/15/13	525	569
EI du Pont de Nemours & Co.	5.875%	1/15/14	225	249
EI du Pont de Nemours & Co.	5.250%	12/15/16	50	53
EI du Pont de Nemours & Co.	6.000%	7/15/18	1,275	1,394
EI du Pont de Nemours & Co.	6.500%	1/15/28	75	81
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	770	834
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	825	902
International Paper Co.	5.300%	4/1/15	225	231
International Paper Co.	9.375%	5/15/19	600	745
International Paper Co.	7.500%	8/15/21	1,325	1,479
International Paper Co.	7.300%	11/15/39	325	344
Lubrizol Corp.	8.875%	2/1/19	850	1,047
Lubrizol Corp.	6.500%	10/1/34	750	770
Monsanto Co.	7.375%	8/15/12	225	255
Newmont Mining Corp.	5.125%	10/1/19	900	903
Newmont Mining Corp.	5.875%	4/1/35	100	95
Newmont Mining Corp.	6.250%	10/1/39	275	276
Nucor Corp.	5.750%	12/1/17	100	107
Nucor Corp.	5.850%	6/1/18	325	350
Nucor Corp.	6.400%	12/1/37	225	243
Placer Dome Inc.	6.450%	10/15/35	425	426

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Plum Creek Timberlands LP	5.875%	11/15/15	225	230
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	775	840
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	299
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	300	294
PPG Industries Inc.	6.650%	3/15/18	675	735
Praxair Inc.	1.750%	11/15/12	125	124
Praxair Inc.	4.375%	3/31/14	375	396
Praxair Inc.	5.250%	11/15/14	325	355
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	150	151
Rio Tinto Alcan Inc.	6.450%	3/15/11	250	262
Rio Tinto Alcan Inc.	4.875%	9/15/12	300	317
Rio Tinto Alcan Inc.	4.500%	5/15/13	225	231
Rio Tinto Alcan Inc.	5.000%	6/1/15	50	51
Rio Tinto Alcan Inc.	6.125%	12/15/33	700	699
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	510	551
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	900	1,078
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	375	410
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	625	791
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	175	196
3 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	113	126
Sherwin-Williams Co.	3.125%	12/15/14	200	199
Southern Copper Corp.	7.500%	7/27/35	375	362
Vale Inco Ltd.	7.750%	5/15/12	100	109
Vale Inco Ltd.	5.700%	10/15/15	200	202
Vale Overseas Ltd.	6.250%	1/11/16	50	53
Vale Overseas Ltd.	6.250%	1/23/17	200	210
Vale Overseas Ltd.	8.250%	1/17/34	150	173
Vale Overseas Ltd.	6.875%	11/21/36	1,424	1,436
Valspar Corp.	7.250%	6/15/19	50	54
WMC Finance USA Ltd.	5.125%	5/15/13	425	455
Xstrata Canada Corp.	7.350%	6/5/12	125	135
Xstrata Canada Corp.	7.250%	7/15/12	425	459
Xstrata Canada Corp.	5.500%	6/15/17	400	386

Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	425	450
3M Co.	6.375%	2/15/28	275	305
5 Acuity Brands Lighting Inc.	6.000%	12/15/19	125	120
Allied Waste North America Inc.	7.125%	5/15/16	975	1,038
Bemis Co. Inc.	4.875%	4/1/12	200	207
Bemis Co. Inc.	5.650%	8/1/14	50	53
Black & Decker Corp.	7.125%	6/1/11	225	240
Boeing Capital Corp.	6.500%	2/15/12	875	956
Boeing Co.	1.875%	11/20/12	300	299
Boeing Co.	3.500%	2/15/15	600	603
Boeing Co.	4.875%	2/15/20	150	151
Boeing Co.	7.250%	6/15/25	375	419
Boeing Co.	8.750%	9/15/31	75	100
Boeing Co.	6.125%	2/15/33	50	52
Boeing Co.	5.875%	2/15/40	150	155
Caterpillar Financial Services Corp.	1.900%	12/17/12	1,100	1,093
Caterpillar Financial Services Corp.	4.250%	2/8/13	500	517
Caterpillar Financial Services Corp.	6.125%	2/17/14	975	1,088
Caterpillar Financial Services Corp.	4.750%	2/17/15	50	52
Caterpillar Financial Services Corp.	4.625%	6/1/15	125	129

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	7.150%	2/15/19	900	1,037
Caterpillar Inc.	7.300%	5/1/31	425	505
Caterpillar Inc.	7.375%	3/1/97	325	344
Cooper US Inc.	5.250%	11/15/12	225	242
CRH America Inc.	5.625%	9/30/11	225	236
CRH America Inc.	6.950%	3/15/12	350	378
CRH America Inc.	5.300%	10/15/13	200	209
CRH America Inc.	6.000%	9/30/16	475	494
Danaher Corp.	5.625%	1/15/18	150	161
Deere & Co.	6.950%	4/25/14	150	174
Deere & Co.	4.375%	10/16/19	350	351
Deere & Co.	5.375%	10/16/29	250	250
Deere & Co.	8.100%	5/15/30	500	637
Deere & Co.	7.125%	3/3/31	300	355
Dover Corp.	5.450%	3/15/18	350	369
Dover Corp.	6.600%	3/15/38	200	227
Eaton Corp.	5.600%	5/15/18	525	552
Embraer Overseas Ltd.	6.375%	1/24/17	125	126
Embraer Overseas Ltd.	6.375%	1/15/20	175	174
Emerson Electric Co.	7.125%	8/15/10	375	390
Emerson Electric Co.	4.500%	5/1/13	175	185
Emerson Electric Co.	5.250%	10/15/18	400	422
Emerson Electric Co.	4.875%	10/15/19	375	386
Emerson Electric Co.	4.250%	11/15/20	25	24
Emerson Electric Co.	5.250%	11/15/39	325	314
General Dynamics Corp.	4.250%	5/15/13	750	793
General Electric Co.	5.000%	2/1/13	1,325	1,403
General Electric Co.	5.250%	12/6/17	2,880	2,938
Goodrich Corp.	6.125%	3/1/19	550	601
Goodrich Corp.	6.800%	7/1/36	80	87
Harsco Corp.	5.750%	5/15/18	325	320
Honeywell International Inc.	6.125%	11/1/11	150	164
Honeywell International Inc.	5.625%	8/1/12	300	328
Honeywell International Inc.	4.250%	3/1/13	125	132
Honeywell International Inc.	3.875%	2/15/14	425	443
Honeywell International Inc.	5.300%	3/1/18	50	53
Honeywell International Inc.	5.000%	2/15/19	325	337
Honeywell International Inc.	5.700%	3/15/36	50	51
Illinois Tool Works Inc.	5.150%	4/1/14	375	409
Illinois Tool Works Inc.	6.250%	4/1/19	225	253
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	200	215
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	250	300
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	200	222
John Deere Capital Corp.	5.400%	10/17/11	625	667
John Deere Capital Corp.	5.350%	1/17/12	200	214
John Deere Capital Corp.	5.250%	10/1/12	550	592
John Deere Capital Corp.	4.950%	12/17/12	50	54
John Deere Capital Corp.	4.900%	9/9/13	150	161
John Deere Capital Corp.	5.500%	4/13/17	50	53
Joy Global Inc.	6.000%	11/15/16	100	102
5 L-3 Communications Corp.	5.200%	10/15/19	225	225
Lafarge SA	6.150%	7/15/11	50	52
Lafarge SA	6.500%	7/15/16	400	423
Lafarge SA	7.125%	7/15/36	325	343
Lockheed Martin Corp.	7.650%	5/1/16	625	750
Lockheed Martin Corp.	4.250%	11/15/19	75	73

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lockheed Martin Corp.	6.150%	9/1/36	325	346
	Lockheed Martin Corp.	5.500%	11/15/39	50	49
	Martin Marietta Materials Inc.	6.600%	4/15/18	375	386
	Northrop Grumman Systems Corp.	7.125%	2/15/11	450	477
	Northrop Grumman Systems Corp.	7.750%	3/1/16	125	149
	Northrop Grumman Systems Corp.	7.750%	2/15/31	100	123
	Parker Hannifin Corp.	5.500%	5/15/18	100	106
	Parker Hannifin Corp.	6.250%	5/15/38	100	108
	Raytheon Co.	5.500%	11/15/12	325	356
	Raytheon Co.	7.200%	8/15/27	225	267
	Republic Services Inc.	6.750%	8/15/11	150	158
5	Republic Services Inc.	5.250%	11/15/21	450	441
	Republic Services Inc.	6.086%	3/15/35	150	143
	Rockwell Automation Inc.	5.650%	12/1/17	125	133
	Rockwell Automation Inc.	6.700%	1/15/28	75	80
	Rockwell Automation Inc.	6.250%	12/1/37	325	337
	Rockwell Collins Inc.	5.250%	7/15/19	50	53
	Roper Industries Inc.	6.625%	8/15/13	600	655
	Roper Industries Inc.	6.250%	9/1/19	50	52
3,5	Systems 2001 AT LLC	7.156%	12/15/11	23	24
	Tyco International Finance SA	6.750%	2/15/11	1,200	1,261
	Tyco International Ltd./
	Tyco International Finance SA	7.000%	12/15/19	500	563
	United Technologies Corp.	6.350%	3/1/11	450	477
	United Technologies Corp.	6.100%	5/15/12	125	137
	United Technologies Corp.	4.875%	5/1/15	125	135
	United Technologies Corp.	5.375%	12/15/17	300	321
	United Technologies Corp.	6.125%	2/1/19	725	803
	United Technologies Corp.	7.500%	9/15/29	150	183
	United Technologies Corp.	5.400%	5/1/35	225	224
	Vulcan Materials Co.	6.300%	6/15/13	150	160
	Vulcan Materials Co.	7.000%	6/15/18	300	325
	Waste Management Inc.	6.375%	11/15/12	100	110
	Waste Management Inc.	5.000%	3/15/14	775	820
	Waste Management Inc.	6.375%	3/11/15	150	167
	Waste Management Inc.	7.375%	3/11/19	125	145
	Waste Management Inc.	7.000%	7/15/28	80	87
	Waste Management Inc.	6.125%	11/30/39	350	352

	Communication (2.3%)
	America Movil SAB de CV	5.500%	3/1/14	100	107
	America Movil SAB de CV	5.750%	1/15/15	650	688
	America Movil SAB de CV	6.375%	3/1/35	300	312
	America Movil SAB de CV	6.125%	11/15/37	325	325
5	American Tower Corp.	4.625%	4/1/15	75	76
	AT&T Corp.	7.300%	11/15/11	1,375	1,516
	AT&T Corp.	8.000%	11/15/31	1,475	1,803
	AT&T Inc.	6.250%	3/15/11	175	185
	AT&T Inc.	5.875%	2/1/12	385	417
	AT&T Inc.	5.875%	8/15/12	615	674
	AT&T Inc.	4.950%	1/15/13	460	492
	AT&T Inc.	4.850%	2/15/14	675	721
	AT&T Inc.	5.100%	9/15/14	1,885	2,038
	AT&T Inc.	5.625%	6/15/16	520	557
	AT&T Inc.	5.800%	2/15/19	950	1,017
	AT&T Inc.	6.450%	6/15/34	425	436

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	6.500%	9/1/37	1,750	1,813
AT&T Inc.	6.300%	1/15/38	525	534
AT&T Inc.	6.400%	5/15/38	425	440
AT&T Inc.	6.550%	2/15/39	375	396
AT&T Mobility LLC	6.500%	12/15/11	950	1,034
AT&T Mobility LLC	7.125%	12/15/31	645	726
Bellsouth Capital Funding Corp.	7.875%	2/15/30	300	341
BellSouth Corp.	5.200%	9/15/14	25	27
BellSouth Corp.	5.200%	12/15/16	225	232
BellSouth Corp.	6.875%	10/15/31	200	208
BellSouth Corp.	6.550%	6/15/34	225	225
BellSouth Corp.	6.000%	11/15/34	230	222
BellSouth Telecommunications Inc.	6.375%	6/1/28	735	730
British Telecommunications PLC	9.125%	12/15/10	640	685
British Telecommunications PLC	5.150%	1/15/13	290	302
British Telecommunications PLC	5.950%	1/15/18	325	330
British Telecommunications PLC	9.625%	12/15/30	875	1,121
CBS Corp.	6.625%	5/15/11	570	597
CBS Corp.	5.625%	8/15/12	210	218
CBS Corp.	7.875%	7/30/30	255	275
CBS Corp.	5.500%	5/15/33	75	63
Cellco Partnership/Verizon Wireless Capital LLC	3.750%	5/20/11	200	206
Cellco Partnership/Verizon Wireless Capital LLC	5.250%	2/1/12	550	583
Cellco Partnership/Verizon Wireless Capital LLC	7.375%	11/15/13	1,300	1,495
Cellco Partnership/Verizon Wireless Capital LLC	5.550%	2/1/14	1,225	1,335
Cellco Partnership/Verizon Wireless Capital LLC	8.500%	11/15/18	600	749
CenturyTel Inc.	6.150%	9/15/19	50	52
CenturyTel Inc.	6.875%	1/15/28	75	70
CenturyTel Inc.	7.600%	9/15/39	275	284
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	15	17
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	75	98
Comcast Cable Communications LLC	6.750%	1/30/11	1,550	1,637
Comcast Cable Communications LLC	8.875%	5/1/17	275	331
Comcast Corp.	5.500%	3/15/11	315	329
Comcast Corp.	5.300%	1/15/14	675	722
Comcast Corp.	6.500%	1/15/15	110	123
Comcast Corp.	5.900%	3/15/16	125	134
Comcast Corp.	6.500%	1/15/17	100	111
Comcast Corp.	6.300%	11/15/17	50	55
Comcast Corp.	5.700%	5/15/18	325	343
Comcast Corp.	5.700%	7/1/19	450	471
Comcast Corp.	6.500%	11/15/35	3,300	3,411
Comcast Corp.	6.400%	5/15/38	75	77
COX Communications Inc.	7.125%	10/1/12	200	221
COX Communications Inc.	5.450%	12/15/14	760	815
Deutsche Telekom International Finance BV	5.875%	8/20/13	350	378
Deutsche Telekom International Finance BV	4.875%	7/8/14	425	447
Deutsche Telekom International Finance BV	5.750%	3/23/16	370	395
Deutsche Telekom International Finance BV	6.000%	7/8/19	575	612
Deutsche Telekom International Finance BV	8.750%	6/15/30	950	1,232
5 DirecTV Holdings LLC/
DirecTV Financing Co. Inc.	4.750%	10/1/14	200	203
DirecTV Holdings LLC/
DirecTV Financing Co. Inc.	7.625%	5/15/16	100	109
5 DirecTV Holdings LLC/
DirecTV Financing Co. Inc.	5.875%	10/1/19	1,950	1,970

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Embarq Corp.	7.082%	6/1/16	1,175	1,286
Embarq Corp.	7.995%	6/1/36	500	544
France Telecom SA	7.750%	3/1/11	1,075	1,156
France Telecom SA	4.375%	7/8/14	75	79
France Telecom SA	8.500%	3/1/31	675	897
Grupo Televisa SA	6.625%	3/18/25	275	272
5 Grupo Televisa SA	6.625%	1/15/40	75	74
GTE Corp.	8.750%	11/1/21	75	93
Koninklijke KPN NV	8.375%	10/1/30	225	284
McGraw-Hill Cos. Inc.	5.375%	11/15/12	325	343
McGraw-Hill Cos. Inc.	5.900%	11/15/17	350	358
New Cingular Wireless Services Inc.	7.875%	3/1/11	615	661
New Cingular Wireless Services Inc.	8.125%	5/1/12	325	367
New Cingular Wireless Services Inc.	8.750%	3/1/31	440	569
News America Holdings Inc.	8.000%	10/17/16	365	432
News America Holdings Inc.	8.150%	10/17/36	75	84
News America Inc.	5.300%	12/15/14	375	407
News America Inc.	6.550%	3/15/33	325	337
News America Inc.	6.200%	12/15/34	1,125	1,120
News America Inc.	6.400%	12/15/35	1,475	1,516
Omnicom Group Inc.	5.900%	4/15/16	25	26
Qwest Corp.	7.875%	9/1/11	325	340
Qwest Corp.	8.875%	3/15/12	325	350
Qwest Corp.	7.500%	10/1/14	300	310
Qwest Corp.	6.500%	6/1/17	225	219
Qwest Corp.	7.500%	6/15/23	300	282
Qwest Corp.	6.875%	9/15/33	300	259
Reed Elsevier Capital Inc.	4.625%	6/15/12	50	52
Reed Elsevier Capital Inc.	7.750%	1/15/14	225	254
Reed Elsevier Capital Inc.	8.625%	1/15/19	225	276
Rogers Communications Inc.	6.375%	3/1/14	1,400	1,548
Rogers Communications Inc.	5.500%	3/15/14	400	432
Rogers Communications Inc.	6.800%	8/15/18	975	1,090
RR Donnelley & Sons Co.	4.950%	4/1/14	50	49
RR Donnelley & Sons Co.	5.500%	5/15/15	75	74
RR Donnelley & Sons Co.	8.600%	8/15/16	600	649
TCI Communications Inc.	8.750%	8/1/15	300	359
TCI Communications Inc.	7.875%	2/15/26	155	175
Telecom Italia Capital SA	6.200%	7/18/11	765	811
Telecom Italia Capital SA	5.250%	11/15/13	220	232
Telecom Italia Capital SA	6.175%	6/18/14	25	27
Telecom Italia Capital SA	4.950%	9/30/14	135	140
Telecom Italia Capital SA	5.250%	10/1/15	1,775	1,861
Telecom Italia Capital SA	7.175%	6/18/19	125	140
Telecom Italia Capital SA	6.375%	11/15/33	1,285	1,268
Telecom Italia Capital SA	6.000%	9/30/34	25	23
Telecom Italia Capital SA	7.200%	7/18/36	305	328
Telecom Italia Capital SA	7.721%	6/4/38	45	52
Telefonica Emisiones SAU	5.984%	6/20/11	400	424
Telefonica Emisiones SAU	4.949%	1/15/15	575	619
Telefonica Emisiones SAU	6.421%	6/20/16	950	1,058
Telefonica Emisiones SAU	5.877%	7/15/19	325	348
Telefonica Emisiones SAU	7.045%	6/20/36	505	576
Telefonica Europe BV	8.250%	9/15/30	175	219
Telefonos de Mexico SAB de CV	5.500%	1/27/15	1,275	1,320
TELUS Corp.	8.000%	6/1/11	350	379

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Thomson Reuters Corp.	6.200%	1/5/12	200	216
Thomson Reuters Corp.	5.950%	7/15/13	165	181
Thomson Reuters Corp.	5.700%	10/1/14	475	522
Thomson Reuters Corp.	6.500%	7/15/18	50	56
Thomson Reuters Corp.	4.700%	10/15/19	275	272
Thomson Reuters Corp.	5.500%	8/15/35	100	96
Time Warner Cable Inc.	5.400%	7/2/12	250	267
Time Warner Cable Inc.	6.200%	7/1/13	775	848
Time Warner Cable Inc.	8.250%	2/14/14	150	175
Time Warner Cable Inc.	7.500%	4/1/14	175	202
Time Warner Cable Inc.	3.500%	2/1/15	175	173
Time Warner Cable Inc.	5.850%	5/1/17	650	682
Time Warner Cable Inc.	6.750%	7/1/18	1,275	1,406
Time Warner Cable Inc.	8.750%	2/14/19	400	488
Time Warner Cable Inc.	8.250%	4/1/19	225	268
Time Warner Cable Inc.	5.000%	2/1/20	425	413
Time Warner Cable Inc.	6.550%	5/1/37	550	562
Time Warner Cable Inc.	6.750%	6/15/39	925	969
Time Warner Entertainment Co. LP	10.150%	5/1/12	150	172
Time Warner Entertainment Co. LP	8.875%	10/1/12	300	345
Time Warner Entertainment Co. LP	8.375%	3/15/23	150	179
Time Warner Entertainment Co. LP	8.375%	7/15/33	875	1,043
United States Cellular Corp.	6.700%	12/15/33	150	147
Verizon Communications Inc.	5.350%	2/15/11	100	105
Verizon Communications Inc.	5.250%	4/15/13	350	379
Verizon Communications Inc.	4.900%	9/15/15	425	456
Verizon Communications Inc.	5.550%	2/15/16	950	1,016
Verizon Communications Inc.	8.750%	11/1/18	375	475
Verizon Communications Inc.	6.350%	4/1/19	650	720
Verizon Communications Inc.	5.850%	9/15/35	1,050	1,021
Verizon Communications Inc.	6.400%	2/15/38	480	507
Verizon Communications Inc.	6.900%	4/15/38	60	67
Verizon Communications Inc.	8.950%	3/1/39	1,225	1,669
Verizon Communications Inc.	7.350%	4/1/39	800	931
Verizon Global Funding Corp.	6.875%	6/15/12	1,500	1,667
Verizon Global Funding Corp.	7.375%	9/1/12	300	339
Verizon Global Funding Corp.	7.750%	12/1/30	625	739
Verizon Maryland Inc.	5.125%	6/15/33	55	43
Verizon New England Inc.	6.500%	9/15/11	325	349
Verizon New England Inc.	7.875%	11/15/29	810	882
Verizon New York Inc.	6.875%	4/1/12	135	147
Verizon New York Inc.	7.375%	4/1/32	100	106
Verizon Pennsylvania Inc.	5.650%	11/15/11	375	398
Verizon Virginia Inc.	4.625%	3/15/13	125	130
Vodafone Group PLC	5.350%	2/27/12	825	881
Vodafone Group PLC	5.000%	12/16/13	800	846
Vodafone Group PLC	5.375%	1/30/15	350	376
Vodafone Group PLC	5.750%	3/15/16	200	216
Vodafone Group PLC	5.625%	2/27/17	425	453
Vodafone Group PLC	7.875%	2/15/30	375	450
Vodafone Group PLC	6.250%	11/30/32	550	554
Vodafone Group PLC	6.150%	2/27/37	125	129
Washington Post Co.	7.250%	2/1/19	150	165
WPP Finance UK	5.875%	6/15/14	200	203
WPP Finance UK	8.000%	9/15/14	75	84

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Consumer Cyclical (1.0%)
AutoZone Inc.	5.750%	1/15/15	375	402
Best Buy Co. Inc.	6.750%	7/15/13	200	220
Costco Wholesale Corp.	5.500%	3/15/17	850	913
CVS Caremark Corp.	5.750%	8/15/11	350	372
CVS Caremark Corp.	4.875%	9/15/14	100	106
CVS Caremark Corp.	6.125%	8/15/16	350	377
CVS Caremark Corp.	5.750%	6/1/17	200	211
CVS Caremark Corp.	6.250%	6/1/27	800	814
3 CVS Caremark Corp.	6.302%	6/1/37	300	258
CVS Caremark Corp.	6.125%	9/15/39	400	394
Daimler Finance North America LLC	7.300%	1/15/12	1,675	1,820
Daimler Finance North America LLC	6.500%	11/15/13	1,075	1,180
Daimler Finance North America LLC	8.500%	1/18/31	500	608
Darden Restaurants Inc.	5.625%	10/15/12	275	294
Darden Restaurants Inc.	6.200%	10/15/17	200	212
Darden Restaurants Inc.	6.800%	10/15/37	200	207
Historic TW Inc.	9.125%	1/15/13	1,000	1,163
Historic TW Inc.	9.150%	2/1/23	125	153
Historic TW Inc.	6.625%	5/15/29	700	734
Home Depot Inc.	5.250%	12/16/13	925	990
Home Depot Inc.	5.400%	3/1/16	1,375	1,435
Johnson Controls Inc.	5.250%	1/15/11	100	104
Johnson Controls Inc.	6.000%	1/15/36	125	107
Kohl's Corp.	6.250%	12/15/17	150	165
Kohl's Corp.	6.000%	1/15/33	100	101
Kohl's Corp.	6.875%	12/15/37	150	170
Lowe's Cos. Inc.	5.600%	9/15/12	100	110
Lowe's Cos. Inc.	5.400%	10/15/16	425	456
Lowe's Cos. Inc.	6.100%	9/15/17	200	222
Lowe's Cos. Inc.	6.875%	2/15/28	200	224
Lowe's Cos. Inc.	5.800%	10/15/36	375	383
Marriott International Inc	4.625%	6/15/12	125	126
Marriott International Inc.	5.625%	2/15/13	175	180
Marriott International Inc.	6.200%	6/15/16	175	178
Marriott International Inc.	6.375%	6/15/17	175	181
McDonald's Corp.	6.000%	4/15/11	200	212
McDonald's Corp.	5.300%	3/15/17	50	54
McDonald's Corp.	5.800%	10/15/17	300	333
McDonald's Corp.	5.350%	3/1/18	400	430
McDonald's Corp.	5.000%	2/1/19	150	159
McDonald's Corp.	6.300%	10/15/37	175	192
McDonald's Corp.	5.700%	2/1/39	200	205
Nordstrom Inc.	6.250%	1/15/18	75	81
Nordstrom Inc.	6.950%	3/15/28	75	81
Nordstrom Inc.	7.000%	1/15/38	125	139
PACCAR Financial Corp.	1.950%	12/17/12	275	272
PACCAR Inc.	6.875%	2/15/14	200	227
Staples Inc.	7.750%	4/1/11	875	940
Staples Inc.	9.750%	1/15/14	800	976
Target Corp.	6.350%	1/15/11	125	132
Target Corp.	5.875%	3/1/12	350	380
Target Corp.	5.125%	1/15/13	425	462
Target Corp.	4.000%	6/15/13	160	166
Target Corp.	6.000%	1/15/18	425	468
Target Corp.	7.000%	7/15/31	1,025	1,170

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Target Corp.	6.350%	11/1/32	50	54
Target Corp.	6.500%	10/15/37	75	83
Target Corp.	7.000%	1/15/38	325	379
Time Warner Cos. Inc.	7.570%	2/1/24	40	44
Time Warner Cos. Inc.	6.950%	1/15/28	80	86
Time Warner Inc.	6.750%	4/15/11	350	371
Time Warner Inc.	6.875%	5/1/12	225	246
Time Warner Inc.	7.625%	4/15/31	610	713
Time Warner Inc.	7.700%	5/1/32	770	900
TJX Cos. Inc.	6.950%	4/15/19	850	983
Toll Brothers Finance Corp.	5.950%	9/15/13	16	16
Toll Brothers Finance Corp.	5.150%	5/15/15	125	119
Toll Brothers Finance Corp.	6.750%	11/1/19	100	96
Toyota Motor Credit Corp.	4.350%	12/15/10	225	233
Toyota Motor Credit Corp.	5.450%	5/18/11	125	132
VF Corp.	5.950%	11/1/17	200	216
VF Corp.	6.450%	11/1/37	150	157
Viacom Inc.	6.250%	4/30/16	100	110
Viacom Inc.	6.125%	10/5/17	550	593
Viacom Inc.	5.625%	9/15/19	750	778
Wal-Mart Stores Inc.	4.550%	5/1/13	1,100	1,169
Wal-Mart Stores Inc.	7.250%	6/1/13	300	345
Wal-Mart Stores Inc.	3.200%	5/15/14	275	279
Wal-Mart Stores Inc.	4.500%	7/1/15	1,600	1,707
Wal-Mart Stores Inc.	5.375%	4/5/17	100	108
Wal-Mart Stores Inc.	5.800%	2/15/18	175	196
Wal-Mart Stores Inc.	5.875%	4/5/27	1,075	1,159
Wal-Mart Stores Inc.	7.550%	2/15/30	375	469
Wal-Mart Stores Inc.	5.250%	9/1/35	150	149
Wal-Mart Stores Inc.	6.500%	8/15/37	1,350	1,552
Wal-Mart Stores Inc.	6.200%	4/15/38	45	50
Walgreen Co.	4.875%	8/1/13	325	348
Walgreen Co.	5.250%	1/15/19	625	665
Walt Disney Co.	5.700%	7/15/11	550	588
Walt Disney Co.	6.375%	3/1/12	300	329
Walt Disney Co.	4.500%	12/15/13	325	345
Walt Disney Co.	5.625%	9/15/16	600	652
Walt Disney Co.	5.875%	12/15/17	400	432
Western Union Co.	5.400%	11/17/11	100	107
Western Union Co.	6.500%	2/26/14	625	701
Western Union Co.	5.930%	10/1/16	225	244
Western Union Co.	6.200%	11/17/36	150	151
Yum! Brands Inc.	8.875%	4/15/11	150	163
Yum! Brands Inc.	7.700%	7/1/12	100	112
Yum! Brands Inc.	6.875%	11/15/37	650	705

Consumer Noncyclical (2.3%)
Abbott Laboratories	3.750%	3/15/11	300	310
Abbott Laboratories	5.600%	5/15/11	50	53
Abbott Laboratories	5.150%	11/30/12	250	274
Abbott Laboratories	4.350%	3/15/14	425	449
Abbott Laboratories	5.875%	5/15/16	450	499
Abbott Laboratories	5.600%	11/30/17	750	820
Abbott Laboratories	5.125%	4/1/19	825	864
Abbott Laboratories	6.150%	11/30/37	350	378
Abbott Laboratories	6.000%	4/1/39	100	107

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allergan Inc.	5.750%	4/1/16	50	54
Altria Group Inc.	8.500%	11/10/13	1,150	1,332
Altria Group Inc.	9.700%	11/10/18	1,050	1,301
Altria Group Inc.	9.250%	8/6/19	675	822
Altria Group Inc.	9.950%	11/10/38	300	396
Altria Group Inc.	10.200%	2/6/39	775	1,037
AmerisourceBergen Corp.	5.625%	9/15/12	100	107
AmerisourceBergen Corp.	5.875%	9/15/15	955	1,042
Amgen Inc.	4.850%	11/18/14	325	350
Amgen Inc.	5.850%	6/1/17	975	1,069
Amgen Inc.	5.700%	2/1/19	300	324
Amgen Inc.	6.375%	6/1/37	300	328
Amgen Inc.	6.400%	2/1/39	215	236
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	300	317
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	200	214
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	575	550
5 Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	1,050	1,059
5 Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	600	608
5 Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,100	1,118
5 Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	50	52
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	533
Archer-Daniels-Midland Co.	7.000%	2/1/31	200	231
Archer-Daniels-Midland Co.	5.935%	10/1/32	600	609
Archer-Daniels-Midland Co.	5.375%	9/15/35	150	145
Archer-Daniels-Midland Co.	6.450%	1/15/38	150	167
AstraZeneca PLC	5.400%	9/15/12	300	328
AstraZeneca PLC	5.400%	6/1/14	525	576
AstraZeneca PLC	5.900%	9/15/17	650	720
AstraZeneca PLC	6.450%	9/15/37	950	1,065
Baxter FinCo BV	4.750%	10/15/10	375	387
Baxter International Inc.	5.900%	9/1/16	275	305
Baxter International Inc.	6.250%	12/1/37	500	543
Becton Dickinson and Co.	5.000%	5/15/19	50	52
Biogen Idec Inc.	6.000%	3/1/13	525	565
Biogen Idec Inc.	6.875%	3/1/18	775	827
Bottling Group LLC	4.625%	11/15/12	1,025	1,103
Bottling Group LLC	5.000%	11/15/13	125	135
Bottling Group LLC	6.950%	3/15/14	675	782
Bottling Group LLC	5.500%	4/1/16	225	243
Bristol-Myers Squibb Co.	5.250%	8/15/13	425	463
Bristol-Myers Squibb Co.	5.450%	5/1/18	125	135
Bristol-Myers Squibb Co.	5.875%	11/15/36	600	629
Bristol-Myers Squibb Co.	6.875%	8/1/97	75	82
Bunge Ltd. Finance Corp.	5.350%	4/15/14	375	383
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	99
Bunge Ltd. Finance Corp.	8.500%	6/15/19	125	142
Campbell Soup Co.	6.750%	2/15/11	575	613
Cardinal Health Inc.	5.650%	6/15/12	9	10
5 CareFusion Corp.	4.125%	8/1/12	50	52
5 CareFusion Corp.	5.125%	8/1/14	125	131
5 CareFusion Corp.	6.375%	8/1/19	75	81
Cia de Bebidas das Americas	10.500%	12/15/11	400	461
Cia de Bebidas das Americas	8.750%	9/15/13	295	343
Clorox Co.	4.200%	1/15/10	25	25
Clorox Co.	5.450%	10/15/12	625	675
Clorox Co.	3.550%	11/1/15	225	224

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Coca-Cola Co.	5.350%	11/15/17	550	597
Coca-Cola Co.	4.875%	3/15/19	550	575
Coca-Cola Enterprises Inc.	5.000%	8/15/13	425	459
Coca-Cola Enterprises Inc.	7.375%	3/3/14	125	146
Coca-Cola Enterprises Inc.	4.250%	3/1/15	375	395
Coca-Cola Enterprises Inc.	4.500%	8/15/19	75	75
Coca-Cola Enterprises Inc.	8.500%	2/1/22	225	288
Coca-Cola Enterprises Inc.	7.000%	10/1/26	550	640
Coca-Cola Enterprises Inc.	6.950%	11/15/26	225	255
Coca-Cola Enterprises Inc.	6.750%	9/15/28	100	113
ConAgra Foods Inc.	7.125%	10/1/26	200	217
ConAgra Foods Inc.	7.000%	10/1/28	50	53
ConAgra Foods Inc.	8.250%	9/15/30	100	120
Covidien International Finance SA	6.000%	10/15/17	500	539
Covidien International Finance SA	6.550%	10/15/37	325	363
CR Bard Inc.	6.700%	12/1/26	325	346
Delhaize Group SA	5.875%	2/1/14	250	268
Diageo Capital PLC	5.200%	1/30/13	150	161
Diageo Capital PLC	7.375%	1/15/14	900	1,040
Diageo Capital PLC	5.750%	10/23/17	475	512
Diageo Finance BV	5.300%	10/28/15	50	54
Diageo Investment Corp.	9.000%	8/15/11	775	862
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	175	175
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	200	200
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	75	82
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	225	254
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	50	59
Eli Lilly & Co.	3.550%	3/6/12	425	442
Eli Lilly & Co.	6.000%	3/15/12	400	437
Eli Lilly & Co.	5.500%	3/15/27	500	505
Express Scripts Inc.	5.250%	6/15/12	250	266
Express Scripts Inc.	6.250%	6/15/14	275	301
Express Scripts Inc.	7.250%	6/15/19	100	114
Fortune Brands Inc.	5.125%	1/15/11	500	515
Fortune Brands Inc.	3.000%	6/1/12	425	422
Fortune Brands Inc.	6.375%	6/15/14	200	214
Fortune Brands Inc.	5.875%	1/15/36	100	86
Genentech Inc.	4.750%	7/15/15	225	240
Genentech Inc.	5.250%	7/15/35	100	96
General Mills Inc.	6.000%	2/15/12	1,508	1,632
General Mills Inc.	5.650%	9/10/12	25	27
General Mills Inc.	5.250%	8/15/13	500	540
General Mills Inc.	5.200%	3/17/15	135	145
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,025	1,095
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	400	422
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	650	700
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,125	1,251
Hasbro Inc.	6.300%	9/15/17	425	449
Hershey Co.	5.450%	9/1/16	50	52
HJ Heinz Finance Co.	6.625%	7/15/11	475	509
HJ Heinz Finance Co.	6.750%	3/15/32	375	393
Hospira Inc.	5.900%	6/15/14	50	54
Hospira Inc.	6.400%	5/15/15	75	83
Johnson & Johnson	5.550%	8/15/17	225	249
Johnson & Johnson	5.150%	7/15/18	100	107
Johnson & Johnson	6.950%	9/1/29	50	60

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Johnson & Johnson	4.950%	5/15/33	600	585
Johnson & Johnson	5.950%	8/15/37	500	553
Johnson & Johnson	5.850%	7/15/38	125	135
Kellogg Co.	4.250%	3/6/13	175	185
Kellogg Co.	4.150%	11/15/19	475	464
Kimberly-Clark Corp.	5.625%	2/15/12	275	295
Kimberly-Clark Corp.	4.875%	8/15/15	375	404
Kimberly-Clark Corp.	6.125%	8/1/17	125	138
Koninklijke Philips Electronics NV	4.625%	3/11/13	200	210
Koninklijke Philips Electronics NV	5.750%	3/11/18	475	505
Koninklijke Philips Electronics NV	6.875%	3/11/38	425	482
Kraft Foods Inc.	5.625%	11/1/11	875	931
Kraft Foods Inc.	6.250%	6/1/12	50	54
Kraft Foods Inc.	6.750%	2/19/14	150	167
Kraft Foods Inc.	6.500%	8/11/17	400	434
Kraft Foods Inc.	6.500%	11/1/31	925	932
Kraft Foods Inc.	7.000%	8/11/37	875	932
Kraft Foods Inc.	6.875%	2/1/38	300	315
Kraft Foods Inc.	6.875%	1/26/39	150	158
Kroger Co.	6.800%	4/1/11	550	584
Kroger Co.	6.200%	6/15/12	225	245
Kroger Co.	6.400%	8/15/17	10	11
Kroger Co.	6.800%	12/15/18	425	475
Kroger Co.	6.150%	1/15/20	370	396
Kroger Co.	7.700%	6/1/29	625	731
Kroger Co.	8.000%	9/15/29	500	599
Laboratory Corp. of America Holdings	5.625%	12/15/15	150	157
Lorillard Tobacco Co.	8.125%	6/23/19	525	577
McKesson Corp.	7.750%	2/1/12	200	221
McKesson Corp.	5.250%	3/1/13	625	664
5 Mead Johnson Nutrition Co.	3.500%	11/1/14	75	74
5 Mead Johnson Nutrition Co.	4.900%	11/1/19	150	147
5 Mead Johnson Nutrition Co.	5.900%	11/1/39	175	171
Medco Health Solutions Inc.	7.250%	8/15/13	625	694
Medtronic Inc.	4.750%	9/15/15	575	620
Merck & Co. Inc.	1.875%	6/30/11	400	405
Merck & Co. Inc.	4.375%	2/15/13	150	159
Merck & Co. Inc.	5.300%	12/1/13	225	248
Merck & Co. Inc.	4.750%	3/1/15	425	459
Merck & Co. Inc.	4.000%	6/30/15	300	315
Merck & Co. Inc.	5.000%	6/30/19	250	262
Merck & Co. Inc.	6.400%	3/1/28	550	602
Merck & Co. Inc.	5.950%	12/1/28	100	107
Merck & Co. Inc.	6.500%	12/1/33	515	583
Merck & Co. Inc.	6.550%	9/15/37	450	516
Merck & Co. Inc.	5.850%	6/30/39	250	267
Novant Health Inc.	5.850%	11/1/19	325	323
Novartis Capital Corp.	4.125%	2/10/14	1,150	1,206
Novartis Securities Investment Ltd.	5.125%	2/10/19	850	887
Pepsi Bottling Group Inc.	7.000%	3/1/29	200	233
PepsiAmericas Inc.	5.750%	7/31/12	225	245
PepsiAmericas Inc.	4.375%	2/15/14	50	52
PepsiAmericas Inc.	5.000%	5/15/17	250	263
PepsiCo Inc.	5.150%	5/15/12	200	216
PepsiCo Inc.	4.650%	2/15/13	125	134
PepsiCo Inc.	3.750%	3/1/14	650	674

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PepsiCo Inc.	5.000%	6/1/18	750	783
PepsiCo Inc.	7.900%	11/1/18	775	950
Pfizer Inc.	4.450%	3/15/12	1,450	1,535
Pfizer Inc.	5.350%	3/15/15	950	1,041
Pfizer Inc.	6.200%	3/15/19	1,325	1,475
Pfizer Inc.	7.200%	3/15/39	1,300	1,600
Pharmacia Corp.	6.600%	12/1/28	325	361
Philip Morris International Inc.	4.875%	5/16/13	650	691
Philip Morris International Inc.	6.875%	3/17/14	600	683
Philip Morris International Inc.	5.650%	5/16/18	230	242
Philip Morris International Inc.	6.375%	5/16/38	505	546
3 Procter & Gamble - Esop	9.360%	1/1/21	409	511
Procter & Gamble Co.	4.950%	8/15/14	425	462
Procter & Gamble Co.	3.500%	2/15/15	300	307
Procter & Gamble Co.	4.700%	2/15/19	225	230
Procter & Gamble Co.	6.450%	1/15/26	1,000	1,129
Procter & Gamble Co.	5.800%	8/15/34	225	238
Quest Diagnostics Inc.	6.400%	7/1/17	65	72
Quest Diagnostics Inc.	6.950%	7/1/37	470	524
Reynolds American Inc.	7.250%	6/1/12	500	544
Reynolds American Inc.	7.250%	6/15/37	365	368
Safeway Inc.	6.500%	3/1/11	1,150	1,213
Safeway Inc.	5.800%	8/15/12	100	109
Safeway Inc.	6.350%	8/15/17	100	109
Safeway Inc.	7.250%	2/1/31	400	457
St. Jude Medical Inc.	3.750%	7/15/14	475	483
St. Jude Medical Inc.	4.875%	7/15/19	75	76
Sysco Corp.	4.200%	2/12/13	50	52
Sysco Corp.	5.250%	2/12/18	850	900
Sysco Corp.	5.375%	9/21/35	225	224
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	325	343
5 Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	124
5 Thermo Fisher Scientific Inc.	3.250%	11/18/14	125	124
Unilever Capital Corp.	7.125%	11/1/10	775	816
Unilever Capital Corp.	3.650%	2/15/14	275	283
Unilever Capital Corp.	4.800%	2/15/19	125	128
UST Inc.	5.750%	3/1/18	225	221
Watson Pharmaceuticals Inc.	5.000%	8/15/14	600	614
Whirlpool Corp.	5.500%	3/1/13	800	825
Wyeth	6.950%	3/15/11	275	295
Wyeth	5.500%	2/15/16	75	81
Wyeth	6.450%	2/1/24	75	84
Wyeth	6.500%	2/1/34	775	852
Wyeth	6.000%	2/15/36	175	182
Wyeth	5.950%	4/1/37	1,050	1,100
Zimmer Holdings Inc.	5.750%	11/30/39	125	123

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	175	195
Anadarko Finance Co.	6.750%	5/1/11	550	584
Anadarko Finance Co.	7.500%	5/1/31	10	11
Anadarko Petroleum Corp.	7.625%	3/15/14	350	402
Anadarko Petroleum Corp.	5.750%	6/15/14	100	108
Anadarko Petroleum Corp.	5.950%	9/15/16	500	537
Anadarko Petroleum Corp.	6.450%	9/15/36	725	755
Anadarko Petroleum Corp.	7.950%	6/15/39	125	154

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Apache Corp.	6.250%	4/15/12	350	382
Apache Corp.	5.250%	4/15/13	100	107
Apache Corp.	6.000%	9/15/13	225	247
Apache Corp.	5.625%	1/15/17	50	54
Apache Corp.	6.900%	9/15/18	525	615
Apache Corp.	6.000%	1/15/37	150	159
Apache Finance Canada Corp.	7.750%	12/15/29	50	61
Baker Hughes Inc.	6.875%	1/15/29	75	83
BJ Services Co.	6.000%	6/1/18	50	54
BP Capital Markets PLC	5.250%	11/7/13	750	817
BP Capital Markets PLC	3.625%	5/8/14	900	920
BP Capital Markets PLC	4.750%	3/10/19	1,050	1,071
Burlington Resources Finance Co.	6.680%	2/15/11	325	345
Burlington Resources Finance Co.	6.500%	12/1/11	425	465
Burlington Resources Finance Co.	7.200%	8/15/31	100	112
Burlington Resources Finance Co.	7.400%	12/1/31	650	744
Canadian Natural Resources Ltd.	5.150%	2/1/13	50	53
Canadian Natural Resources Ltd.	4.900%	12/1/14	1,075	1,131
Canadian Natural Resources Ltd.	7.200%	1/15/32	575	648
Canadian Natural Resources Ltd.	6.450%	6/30/33	425	442
Canadian Natural Resources Ltd.	6.500%	2/15/37	300	316
Canadian Natural Resources Ltd.	6.250%	3/15/38	150	155
Canadian Natural Resources Ltd.	6.750%	2/1/39	25	28
5 Cenovus Energy Inc.	4.500%	9/15/14	1,050	1,077
5 Cenovus Energy Inc.	5.700%	10/15/19	475	481
5 Cenovus Energy Inc.	6.750%	11/15/39	1,525	1,607
Chevron Corp.	3.450%	3/3/12	425	443
Chevron Corp.	3.950%	3/3/14	500	526
Chevron Corp.	4.950%	3/3/19	625	658
Conoco Funding Co.	6.350%	10/15/11	550	601
Conoco Funding Co.	7.250%	10/15/31	75	87
ConocoPhillips	4.750%	2/1/14	300	322
ConocoPhillips	5.750%	2/1/19	1,000	1,097
ConocoPhillips	6.000%	1/15/20	75	83
ConocoPhillips	6.500%	2/1/39	450	500
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	675	726
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	425	423
ConocoPhillips Holding Co.	6.950%	4/15/29	225	255
Devon Energy Corp.	5.625%	1/15/14	500	544
Devon Energy Corp.	7.950%	4/15/32	75	95
Devon Financing Corp. ULC	6.875%	9/30/11	600	651
Devon Financing Corp. ULC	7.875%	9/30/31	400	497
Devon OEI Operating Inc.	7.250%	10/1/11	50	55
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	225	240
Diamond Offshore Drilling Inc.	5.700%	10/15/39	175	172
EnCana Corp.	4.750%	10/15/13	75	79
EnCana Corp.	7.200%	11/1/31	200	216
EnCana Corp.	6.500%	8/15/34	550	590
EnCana Corp.	6.625%	8/15/37	625	683
EnCana Holdings Finance Corp.	5.800%	5/1/14	325	356
EOG Resources Inc.	6.125%	10/1/13	350	387
Halliburton Co.	6.150%	9/15/19	150	168
Halliburton Co.	6.700%	9/15/38	600	672
Halliburton Co.	7.450%	9/15/39	650	803
Hess Corp.	8.125%	2/15/19	600	724

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hess Corp.	7.875%	10/1/29	670	798
Husky Energy Inc.	6.250%	6/15/12	75	81
Husky Energy Inc.	5.900%	6/15/14	325	354
Husky Energy Inc.	7.250%	12/15/19	350	404
Husky Energy Inc.	6.800%	9/15/37	300	314
Kerr-McGee Corp.	6.875%	9/15/11	375	404
Kerr-McGee Corp.	6.950%	7/1/24	585	636
Kerr-McGee Corp.	7.875%	9/15/31	350	399
Lasmo USA Inc.	7.300%	11/15/27	55	65
Marathon Global Funding Corp.	6.000%	7/1/12	225	243
Marathon Oil Corp.	6.125%	3/15/12	200	216
Marathon Oil Corp.	6.600%	10/1/37	145	154
Nabors Industries Inc.	6.150%	2/15/18	100	104
Nabors Industries Inc.	9.250%	1/15/19	600	737
Nexen Inc.	5.050%	11/20/13	150	158
Nexen Inc.	5.650%	5/15/17	225	234
Nexen Inc.	7.875%	3/15/32	100	116
Nexen Inc.	7.500%	7/30/39	950	1,068
Noble Energy Inc.	8.000%	4/1/27	275	307
Occidental Petroleum Corp.	4.250%	3/15/10	425	428
Occidental Petroleum Corp.	6.750%	1/15/12	150	164
PC Financial Partnership	5.000%	11/15/14	450	467
Petro-Canada	4.000%	7/15/13	100	103
Petro-Canada	6.050%	5/15/18	425	454
Petro-Canada	7.875%	6/15/26	150	173
Petro-Canada	7.000%	11/15/28	125	134
Petro-Canada	5.350%	7/15/33	125	113
Petro-Canada	5.950%	5/15/35	150	143
Questar Market Resources Inc.	6.050%	9/1/16	150	153
Questar Market Resources Inc.	6.800%	3/1/20	150	157
Rowan Cos. Inc.	7.875%	8/1/19	150	167
Shell International Finance BV	5.625%	6/27/11	275	293
Shell International Finance BV	4.950%	3/22/12	200	214
Shell International Finance BV	4.000%	3/21/14	625	654
Shell International Finance BV	3.250%	9/22/15	750	751
Shell International Finance BV	5.200%	3/22/17	175	188
Shell International Finance BV	4.300%	9/22/19	1,125	1,113
Shell International Finance BV	6.375%	12/15/38	925	1,029
Smith International Inc.	9.750%	3/15/19	700	887
Statoil ASA	3.875%	4/15/14	75	78
Statoil ASA	2.900%	10/15/14	25	25
Statoil ASA	5.250%	4/15/19	425	451
Statoil ASA	7.250%	9/23/27	675	796
Statoil ASA	7.150%	1/15/29	125	147
Suncor Energy Inc.	6.100%	6/1/18	200	215
Suncor Energy Inc.	5.950%	12/1/34	100	99
Suncor Energy Inc.	6.500%	6/15/38	725	762
Suncor Energy Inc.	6.850%	6/1/39	700	778
Sunoco Inc.	4.875%	10/15/14	50	50
Sunoco Inc.	5.750%	1/15/17	150	153
Talisman Energy Inc.	5.125%	5/15/15	50	52
Talisman Energy Inc.	7.750%	6/1/19	325	381
Talisman Energy Inc.	5.850%	2/1/37	650	617
Tosco Corp.	8.125%	2/15/30	675	820
Total Capital SA	3.125%	10/2/15	25	25
Transocean Inc.	5.250%	3/15/13	125	134

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Transocean Inc.	6.000%	3/15/18	375	400
Transocean Inc.	7.500%	4/15/31	200	232
Transocean Inc.	6.800%	3/15/38	160	178
Valero Energy Corp.	6.875%	4/15/12	375	403
Valero Energy Corp.	9.375%	3/15/19	400	477
Valero Energy Corp.	7.500%	4/15/32	475	486
Valero Energy Corp.	6.625%	6/15/37	675	630
Weatherford International Inc.	6.350%	6/15/17	350	367
Weatherford International Inc.	6.800%	6/15/37	100	100
Weatherford International Ltd.	5.500%	2/15/16	40	41
Weatherford International Ltd.	9.625%	3/1/19	375	468
Weatherford International Ltd.	6.500%	8/1/36	425	405
Weatherford International Ltd.	7.000%	3/15/38	350	355
XTO Energy Inc.	5.900%	8/1/12	200	218
XTO Energy Inc.	6.250%	4/15/13	225	251
XTO Energy Inc.	5.750%	12/15/13	725	806
XTO Energy Inc.	4.900%	2/1/14	375	403
XTO Energy Inc.	5.000%	1/31/15	50	54
XTO Energy Inc.	5.300%	6/30/15	100	110
XTO Energy Inc.	6.250%	8/1/17	750	852
XTO Energy Inc.	6.500%	12/15/18	950	1,090
XTO Energy Inc.	6.100%	4/1/36	50	54

Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	200	213

Technology (0.7%)
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	50	52
Agilent Technologies Inc.	6.500%	11/1/17	950	1,007
Amphenol Corp.	4.750%	11/15/14	425	425
Analog Devices Inc.	5.000%	7/1/14	250	262
Avnet Inc.	6.625%	9/15/16	235	240
BMC Software Inc.	7.250%	6/1/18	150	163
CA Inc.	5.375%	12/1/19	575	581
Cisco Systems Inc.	5.250%	2/22/11	1,250	1,312
Cisco Systems Inc.	2.900%	11/17/14	450	452
Cisco Systems Inc.	5.500%	2/22/16	600	662
Cisco Systems Inc.	4.950%	2/15/19	325	335
Cisco Systems Inc.	4.450%	1/15/20	75	74
Cisco Systems Inc.	5.900%	2/15/39	1,750	1,766
Cisco Systems Inc.	5.500%	1/15/40	375	360
Corning Inc.	6.625%	5/15/19	50	54
Dell Inc.	4.700%	4/15/13	350	369
Dell Inc.	5.650%	4/15/18	200	210
Dell Inc.	5.875%	6/15/19	125	133
Dell Inc.	6.500%	4/15/38	250	255
Electronic Data Systems LLC	6.000%	8/1/13	325	361
Equifax Inc.	4.450%	12/1/14	50	50
Equifax Inc.	6.300%	7/1/17	100	103
Equifax Inc.	7.000%	7/1/37	125	124
Fiserv Inc.	6.125%	11/20/12	325	354
Fiserv Inc.	6.800%	11/20/17	450	495
Harris Corp.	5.000%	10/1/15	225	233
Hewlett-Packard Co.	2.250%	5/27/11	125	127
Hewlett-Packard Co.	4.250%	2/24/12	325	342

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	4.500%	3/1/13	325	346
Hewlett-Packard Co.	6.125%	3/1/14	950	1,062
Hewlett-Packard Co.	4.750%	6/2/14	500	534
Hewlett-Packard Co.	5.400%	3/1/17	425	452
Hewlett-Packard Co.	5.500%	3/1/18	975	1,035
IBM International Group Capital LLC	5.050%	10/22/12	325	351
International Business Machines Corp.	4.950%	3/22/11	150	157
International Business Machines Corp.	7.500%	6/15/13	325	378
International Business Machines Corp.	5.700%	9/14/17	2,325	2,543
International Business Machines Corp.	7.000%	10/30/25	200	231
International Business Machines Corp.	6.220%	8/1/27	500	531
International Business Machines Corp.	5.875%	11/29/32	100	103
International Business Machines Corp.	5.600%	11/30/39	600	606
International Game Technology	7.500%	6/15/19	100	109
Intuit Inc.	5.400%	3/15/12	200	213
Intuit Inc.	5.750%	3/15/17	100	104
Lexmark International Inc.	5.900%	6/1/13	125	128
Lexmark International Inc.	6.650%	6/1/18	325	320
Microsoft Corp.	2.950%	6/1/14	400	405
Microsoft Corp.	4.200%	6/1/19	50	50
Microsoft Corp.	5.200%	6/1/39	450	441
Motorola Inc.	5.375%	11/15/12	225	229
Motorola Inc.	7.500%	5/15/25	50	48
Motorola Inc.	6.500%	9/1/25	25	22
Motorola Inc.	6.500%	11/15/28	100	86
Motorola Inc.	6.625%	11/15/37	250	216
Nokia Oyj	5.375%	5/15/19	225	231
Nokia Oyj	6.625%	5/15/39	175	190
Oracle Corp.	5.000%	1/15/11	500	522
Oracle Corp.	4.950%	4/15/13	1,750	1,888
Oracle Corp.	5.250%	1/15/16	500	540
Oracle Corp.	5.750%	4/15/18	425	461
Oracle Corp.	5.000%	7/8/19	875	905
Oracle Corp.	6.125%	7/8/39	450	474
Pitney Bowes Inc.	3.875%	6/15/13	225	231
Pitney Bowes Inc.	4.750%	1/15/16	1,200	1,246
Science Applications International Corp.	6.250%	7/1/12	50	55
Science Applications International Corp.	5.500%	7/1/33	50	45
Xerox Capital Trust I	8.000%	2/1/27	225	222
Xerox Corp.	7.125%	6/15/10	425	437
Xerox Corp.	6.875%	8/15/11	125	134
Xerox Corp.	5.500%	5/15/12	290	307
Xerox Corp.	7.625%	6/15/13	125	128
Xerox Corp.	8.250%	5/15/14	400	462
Xerox Corp.	4.250%	2/15/15	50	50
Xerox Corp.	6.400%	3/15/16	295	312
Xerox Corp.	6.750%	2/1/17	200	215
Xerox Corp.	6.350%	5/15/18	375	394
Xerox Corp.	5.625%	12/15/19	75	75

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	150	168
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	225	243
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	1,025	1,089
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	225	247
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	325	343

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	6.375%	10/15/11	200	217
Canadian National Railway Co.	4.400%	3/15/13	125	131
Canadian National Railway Co.	5.850%	11/15/17	50	54
Canadian National Railway Co.	6.250%	8/1/34	125	135
Canadian National Railway Co.	6.200%	6/1/36	275	298
Canadian Pacific Railway Co.	7.125%	10/15/31	75	79
Canadian Pacific Railway Co.	5.950%	5/15/37	100	95
Con-way Inc.	6.700%	5/1/34	225	176
3 Continental Airlines Inc.	6.648%	9/15/17	660	631
3 Continental Airlines Inc.	5.983%	4/19/22	105	101
CSX Corp.	6.750%	3/15/11	525	557
CSX Corp.	6.300%	3/15/12	200	216
CSX Corp.	5.600%	5/1/17	50	52
CSX Corp.	7.900%	5/1/17	425	492
CSX Corp.	6.250%	3/15/18	475	515
CSX Corp.	7.375%	2/1/19	1,250	1,436
CSX Corp.	6.150%	5/1/37	225	229
3 Delta Air Lines Inc.	7.750%	12/17/19	100	103
3 Delta Air Lines Inc.	6.821%	8/10/22	712	684
Norfolk Southern Corp.	6.750%	2/15/11	875	923
Norfolk Southern Corp.	5.750%	1/15/16	300	318
Norfolk Southern Corp.	7.700%	5/15/17	125	147
Norfolk Southern Corp.	5.750%	4/1/18	75	80
Norfolk Southern Corp.	5.900%	6/15/19	400	430
Norfolk Southern Corp.	7.050%	5/1/37	30	36
Norfolk Southern Corp.	7.900%	5/15/97	150	175
Norfolk Southern Railway Co.	9.750%	6/15/20	283	377
Ryder System Inc.	5.950%	5/2/11	68	70
Ryder System Inc.	5.850%	3/1/14	150	157
Ryder System Inc.	7.200%	9/1/15	225	244
Ryder System Inc.	5.850%	11/1/16	50	50
Southwest Airlines Co.	6.500%	3/1/12	475	496
Southwest Airlines Co.	5.750%	12/15/16	200	194
Southwest Airlines Co.	5.125%	3/1/17	50	47
3 Southwest Airlines Co. 2007-1
Pass Through Trust 3	6.150%	8/1/22	343	343
Union Pacific Corp.	6.125%	1/15/12	50	54
Union Pacific Corp.	6.500%	4/15/12	125	136
Union Pacific Corp.	5.450%	1/31/13	550	592
Union Pacific Corp.	5.375%	5/1/14	325	348
Union Pacific Corp.	5.750%	11/15/17	200	213
Union Pacific Corp.	5.700%	8/15/18	225	236
Union Pacific Corp.	7.875%	1/15/19	625	752
Union Pacific Corp.	6.625%	2/1/29	250	270
3 Union Pacific Railroad Co. 2007-3
Pass Through Trust	6.176%	1/2/31	121	127
United Parcel Service Inc.	3.875%	4/1/14	300	312
United Parcel Service Inc.	5.500%	1/15/18	150	161
United Parcel Service Inc.	5.125%	4/1/19	225	239
United Parcel Service Inc.	6.200%	1/15/38	300	333
				415,571
Utilities (2.1%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	150	154
Alabama Power Co.	5.500%	10/15/17	375	395
Alabama Power Co.	6.000%	3/1/39	25	27

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Water Capital Corp.	6.593%	10/15/37	375	372
Arizona Public Service Co.	4.650%	5/15/15	150	151
Baltimore Gas & Electric Co.	5.900%	10/1/16	225	240
Baltimore Gas & Electric Co.	6.350%	10/1/36	100	103
Carolina Power & Light Co.	6.500%	7/15/12	650	717
Carolina Power & Light Co.	5.125%	9/15/13	325	350
Carolina Power & Light Co.	5.300%	1/15/19	350	364
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	450	480
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	257
CenterPoint Energy Inc.	6.500%	5/1/18	70	71
Cleveland Electric Illuminating Co.	7.880%	11/1/17	75	88
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	892
Columbus Southern Power Co.	5.850%	10/1/35	225	213
Commonwealth Edison Co.	6.150%	3/15/12	150	162
Commonwealth Edison Co.	5.950%	8/15/16	500	544
Commonwealth Edison Co.	6.150%	9/15/17	700	761
Commonwealth Edison Co.	5.800%	3/15/18	150	160
Commonwealth Edison Co.	5.900%	3/15/36	100	100
Connecticut Light & Power Co.	6.350%	6/1/36	600	650
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	80
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	134
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	650	679
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	227
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	25	24
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	125	129
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	175	187
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	400	434
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	225	222
Consolidated Natural Gas Co.	6.250%	11/1/11	600	647
Consolidated Natural Gas Co.	5.000%	12/1/14	375	401
Constellation Energy Group Inc.	7.000%	4/1/12	25	27
Constellation Energy Group Inc.	4.550%	6/15/15	625	625
Constellation Energy Group Inc.	7.600%	4/1/32	150	162
Consumers Energy Co.	5.000%	2/15/12	150	158
Consumers Energy Co.	5.375%	4/15/13	75	80
Consumers Energy Co.	5.500%	8/15/16	300	321
Detroit Edison Co.	6.125%	10/1/10	125	130
Detroit Edison Co.	5.700%	10/1/37	150	145
Dominion Resources Inc.	4.750%	12/15/10	300	310
Dominion Resources Inc.	6.250%	6/30/12	110	119
Dominion Resources Inc.	5.700%	9/17/12	80	86
Dominion Resources Inc.	6.000%	11/30/17	475	514
Dominion Resources Inc.	6.400%	6/15/18	290	319
Dominion Resources Inc.	6.300%	3/15/33	50	51
Dominion Resources Inc.	5.250%	8/1/33	75	78
Dominion Resources Inc.	5.950%	6/15/35	225	225
3 Dominion Resources Inc.	6.300%	9/30/66	150	133
DTE Energy Co.	7.050%	6/1/11	75	80
Duke Energy Carolinas LLC	6.250%	1/15/12	525	569
Duke Energy Carolinas LLC	6.450%	10/15/32	400	434
Duke Energy Carolinas LLC	6.100%	6/1/37	600	639
Duke Energy Carolinas LLC	6.000%	1/15/38	50	53
Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
Duke Energy Carolinas LLC	5.300%	2/15/40	150	145
Duke Energy Corp.	3.950%	9/15/14	300	306
Duke Energy Indiana Inc.	5.000%	9/15/13	225	235

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Duke Energy Indiana Inc.	6.350%	8/15/38	375	410
Duke Energy Ohio Inc.	5.700%	9/15/12	100	109
Duke Energy Ohio Inc.	2.100%	6/15/13	425	420
El Paso Electric Co.	6.000%	5/15/35	50	45
Energy East Corp.	6.750%	6/15/12	225	245
Energy East Corp.	6.750%	7/15/36	325	362
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	475	496
Entergy Louisiana LLC	6.500%	9/1/18	100	106
Exelon Corp.	4.900%	6/15/15	225	233
Exelon Corp.	5.625%	6/15/35	20	18
Exelon Generation Co. LLC	5.200%	10/1/19	375	375
Exelon Generation Co. LLC	6.250%	10/1/39	375	381
FirstEnergy Corp.	6.450%	11/15/11	53	57
FirstEnergy Corp.	7.375%	11/15/31	30	33
FirstEnergy Solutions Corp.	4.800%	2/15/15	750	765
Florida Power & Light Co.	5.550%	11/1/17	100	108
Florida Power & Light Co.	5.950%	10/1/33	175	182
Florida Power & Light Co.	5.625%	4/1/34	325	325
Florida Power & Light Co.	4.950%	6/1/35	75	68
Florida Power & Light Co.	5.400%	9/1/35	1,100	1,065
Florida Power & Light Co.	5.650%	2/1/37	300	299
Florida Power & Light Co.	5.850%	5/1/37	225	233
Florida Power Corp.	4.800%	3/1/13	325	345
Florida Power Corp.	5.650%	6/15/18	225	242
Florida Power Corp.	6.350%	9/15/37	650	700
FPL Group Capital Inc.	5.625%	9/1/11	100	107
FPL Group Capital Inc.	5.350%	6/15/13	300	323
3 FPL Group Capital Inc.	6.350%	10/1/66	100	92
3 FPL Group Capital Inc.	6.650%	6/15/67	275	255
Georgia Power Co.	5.700%	6/1/17	325	351
Illinois Power Co.	6.125%	11/15/17	150	158
Indiana Michigan Power Co.	7.000%	3/15/19	350	390
Indiana Michigan Power Co.	6.050%	3/15/37	1,000	982
3 Integrys Energy Group Inc.	6.110%	12/1/66	350	290
Interstate Power & Light Co.	6.250%	7/15/39	150	155
Jersey Central Power & Light Co.	5.625%	5/1/16	200	208
Jersey Central Power & Light Co.	5.650%	6/1/17	200	206
Kansas City Power & Light Co.	6.050%	11/15/35	75	70
MidAmerican Energy Co.	5.650%	7/15/12	150	162
MidAmerican Energy Co.	5.950%	7/15/17	475	501
MidAmerican Energy Co.	6.750%	12/30/31	325	364
MidAmerican Energy Co.	5.750%	11/1/35	125	124
Midamerican Energy Holdings Co.	5.875%	10/1/12	400	436
Midamerican Energy Holdings Co.	5.000%	2/15/14	75	79
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,525	1,553
Midamerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,236
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,425	1,570
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	225	227
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	225	245
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	550	585
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	300	311
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	100	118
Nevada Power Co.	7.125%	3/15/19	850	955
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	575	573
Nisource Finance Corp.	5.400%	7/15/14	75	78
Nisource Finance Corp.	5.250%	9/15/17	225	222

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nisource Finance Corp.	5.450%	9/15/20	250	242
Northern States Power Co.	5.250%	3/1/18	75	79
Northern States Power Co.	6.250%	6/1/36	50	55
NSTAR Electric Co.	4.875%	4/15/14	75	80
NSTAR Electric Co.	5.625%	11/15/17	450	479
5 Oglethorpe Power Corp.	5.950%	11/1/39	100	99
Ohio Edison Co.	6.400%	7/15/16	200	216
Ohio Power Co.	5.750%	9/1/13	100	106
Ohio Power Co.	6.000%	6/1/16	150	161
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	300	324
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	485	530
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	425	469
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	155	178
Pacific Gas & Electric Co.	4.200%	3/1/11	100	103
Pacific Gas & Electric Co.	4.800%	3/1/14	975	1,040
Pacific Gas & Electric Co.	5.625%	11/30/17	125	133
Pacific Gas & Electric Co.	8.250%	10/15/18	475	580
Pacific Gas & Electric Co.	6.050%	3/1/34	1,295	1,356
Pacific Gas & Electric Co.	5.800%	3/1/37	700	710
PacifiCorp	6.900%	11/15/11	225	247
PacifiCorp	7.700%	11/15/31	100	123
PacifiCorp	5.250%	6/15/35	50	47
PacifiCorp	6.250%	10/15/37	750	809
Peco Energy Co.	5.350%	3/1/18	100	106
Pennsylvania Electric Co.	6.050%	9/1/17	100	105
Pennsylvania Electric Co.	5.200%	4/1/20	125	124
Pennsylvania Electric Co.	6.150%	10/1/38	125	121
Pepco Holdings Inc.	6.450%	8/15/12	350	376
Pepco Holdings Inc.	7.450%	8/15/32	75	79
Potomac Electric Power Co.	6.500%	11/15/37	400	442
PPL Electric Utilities Corp.	6.250%	5/15/39	525	552
PPL Energy Supply LLC	6.400%	11/1/11	600	647
PPL Energy Supply LLC	6.300%	7/15/13	100	107
PPL Energy Supply LLC	6.200%	5/15/16	226	237
Progress Energy Inc.	7.100%	3/1/11	630	667
Progress Energy Inc.	6.050%	3/15/14	300	327
Progress Energy Inc.	5.625%	1/15/16	225	239
Progress Energy Inc.	7.050%	3/15/19	75	84
Progress Energy Inc.	4.875%	12/1/19	1,000	980
Progress Energy Inc.	7.750%	3/1/31	150	177
Progress Energy Inc.	7.000%	10/30/31	25	27
PSEG Power LLC	7.750%	4/15/11	375	401
PSEG Power LLC	6.950%	6/1/12	475	519
PSEG Power LLC	5.000%	4/1/14	175	183
PSEG Power LLC	5.500%	12/1/15	1,200	1,267
PSEG Power LLC	8.625%	4/15/31	50	65
Public Service Co. of Colorado	7.875%	10/1/12	825	947
Public Service Co. of Colorado	5.500%	4/1/14	100	108
Public Service Co. of Colorado	5.125%	6/1/19	800	829
Public Service Co. of Colorado	6.250%	9/1/37	50	55
Public Service Co. of Oklahoma	5.150%	12/1/19	100	100
Public Service Co. of Oklahoma	6.625%	11/15/37	300	311
Puget Sound Energy Inc.	5.483%	6/1/35	50	48
Puget Sound Energy Inc.	6.274%	3/15/37	300	318
Puget Sound Energy Inc.	5.757%	10/1/39	150	148
San Diego Gas & Electric Co.	5.300%	11/15/15	100	110

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	5.350%	5/15/35	50	48
San Diego Gas & Electric Co.	6.125%	9/15/37	25	27
San Diego Gas & Electric Co.	6.000%	6/1/39	50	53
SCANA Corp.	6.875%	5/15/11	600	638
Sierra Pacific Power Co.	6.000%	5/15/16	200	215
Sierra Pacific Power Co.	6.750%	7/1/37	300	318
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	113
South Carolina Electric & Gas Co.	6.050%	1/15/38	50	53
Southern California Edison Co.	5.000%	1/15/14	500	541
Southern California Edison Co.	4.650%	4/1/15	25	27
Southern California Edison Co.	5.000%	1/15/16	50	53
Southern California Edison Co.	6.650%	4/1/29	100	109
Southern California Edison Co.	6.000%	1/15/34	100	104
Southern California Edison Co.	5.750%	4/1/35	100	101
Southern California Edison Co.	5.350%	7/15/35	100	95
Southern California Edison Co.	5.550%	1/15/36	100	99
Southern California Edison Co.	5.625%	2/1/36	50	50
Southern California Edison Co.	5.550%	1/15/37	500	501
Southern Co.	5.300%	1/15/12	600	641
Southern Co.	4.150%	5/15/14	300	309
Southern Power Co.	6.250%	7/15/12	75	82
Southern Power Co.	4.875%	7/15/15	325	340
Tampa Electric Co.	6.100%	5/15/18	275	293
Tampa Electric Co.	6.550%	5/15/36	175	182
Toledo Edison Co.	6.150%	5/15/37	125	124
TransAlta Corp.	4.750%	1/15/15	25	25
TransAlta Corp.	6.650%	5/15/18	100	105
Union Electric Co.	5.400%	2/1/16	125	128
United Utilities PLC	5.375%	2/1/19	350	348
Virginia Electric and Power Co.	5.100%	11/30/12	225	244
Virginia Electric and Power Co.	5.400%	1/15/16	425	444
Virginia Electric and Power Co.	5.000%	6/30/19	800	807
Virginia Electric and Power Co.	6.000%	5/15/37	250	263
Virginia Electric and Power Co.	6.350%	11/30/37	100	110
Wisconsin Electric Power Co.	6.000%	4/1/14	575	644
Wisconsin Electric Power Co.	4.250%	12/15/19	25	25
Wisconsin Electric Power Co.	5.625%	5/15/33	75	74
Wisconsin Energy Corp.	6.500%	4/1/11	175	185
3 Wisconsin Energy Corp.	6.250%	5/15/67	775	683
Wisconsin Power & Light Co.	5.000%	7/15/19	75	75
Wisconsin Power & Light Co.	6.375%	8/15/37	250	267
Xcel Energy Inc.	5.613%	4/1/17	56	58
Xcel Energy Inc.	6.500%	7/1/36	200	212

Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/11	125	131
Atmos Energy Corp.	4.950%	10/15/14	540	564
Atmos Energy Corp.	8.500%	3/15/19	100	121
Boardwalk Pipelines LP	5.500%	2/1/17	50	50
CenterPoint Energy Resources Corp.	7.875%	4/1/13	325	364
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	310
DCP Midstream LLC	8.125%	8/16/30	100	109
El Paso Natural Gas Co.	5.950%	4/15/17	125	128
Enbridge Energy Partners LP	9.875%	3/1/19	600	760
Energy Transfer Partners LP	5.650%	8/1/12	600	645
Energy Transfer Partners LP	8.500%	4/15/14	50	58

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	5.950%	2/1/15	75	80
Energy Transfer Partners LP	6.125%	2/15/17	125	130
Energy Transfer Partners LP	9.000%	4/15/19	675	810
Energy Transfer Partners LP	6.625%	10/15/36	225	225
Enterprise Products Operating LLC	4.950%	6/1/10	300	305
Enterprise Products Operating LLC	4.600%	8/1/12	250	262
Enterprise Products Operating LLC	9.750%	1/31/14	500	597
Enterprise Products Operating LLC	5.600%	10/15/14	1,100	1,176
Enterprise Products Operating LLC	6.300%	9/15/17	325	351
Enterprise Products Operating LLC	6.650%	4/15/18	225	245
Enterprise Products Operating LLC	6.875%	3/1/33	50	53
EQT Corp.	8.125%	6/1/19	325	379
KeySpan Corp.	8.000%	11/15/30	50	59
Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	106
Kinder Morgan Energy Partners LP	7.125%	3/15/12	250	272
Kinder Morgan Energy Partners LP	5.850%	9/15/12	420	450
Kinder Morgan Energy Partners LP	5.000%	12/15/13	235	245
Kinder Morgan Energy Partners LP	5.125%	11/15/14	200	208
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	323
Kinder Morgan Energy Partners LP	6.000%	2/1/17	110	119
Kinder Morgan Energy Partners LP	5.950%	2/15/18	125	133
Kinder Morgan Energy Partners LP	6.850%	2/15/20	350	391
Kinder Morgan Energy Partners LP	7.300%	8/15/33	200	218
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	93
Kinder Morgan Energy Partners LP	6.500%	2/1/37	90	91
Kinder Morgan Energy Partners LP	6.500%	9/1/39	25	25
Magellan Midstream Partners LP	5.650%	10/15/16	50	51
Magellan Midstream Partners LP	6.550%	7/15/19	250	271
National Grid PLC	6.300%	8/1/16	300	327
NuStar Logistics LP	7.650%	4/15/18	325	353
Oneok Inc.	5.200%	6/15/15	200	207
Oneok Inc.	6.000%	6/15/35	100	94
ONEOK Partners LP	5.900%	4/1/12	400	422
ONEOK Partners LP	6.150%	10/1/16	325	339
ONEOK Partners LP	6.650%	10/1/36	1,000	1,014
ONEOK Partners LP	6.850%	10/15/37	300	314
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	625	657
Plains All American Pipeline LP/
PAA Finance Corp.	6.500%	5/1/18	75	80
Plains All American Pipeline LP/
PAA Finance Corp.	8.750%	5/1/19	125	148
Southern California Gas Co.	5.750%	11/15/35	150	154
5 Southern Natural Gas Co.	5.900%	4/1/17	880	896
Southern Natural Gas Co.	8.000%	3/1/32	320	370
Spectra Energy Capital LLC	5.500%	3/1/14	150	154
Spectra Energy Capital LLC	6.750%	2/15/32	75	76
Texas Gas Transmission LLC	4.600%	6/1/15	425	433
TransCanada PipeLines Ltd.	4.000%	6/15/13	650	665
TransCanada PipeLines Ltd.	6.500%	8/15/18	600	674
TransCanada PipeLines Ltd.	7.125%	1/15/19	50	59
TransCanada PipeLines Ltd.	5.600%	3/31/34	550	530
TransCanada PipeLines Ltd.	5.850%	3/15/36	350	348
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	106
TransCanada PipeLines Ltd.	7.625%	1/15/39	50	61
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	225	208
Williams Cos. Inc.	7.125%	9/1/11	325	345

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Williams Cos. Inc.	7.625%	7/15/19	600	666
Williams Cos. Inc.	7.500%	1/15/31	303	327
Williams Cos. Inc.	7.750%	6/15/31	160	175
Williams Cos. Inc.	8.750%	3/15/32	569	681
				87,509
Total Corporate Bonds (Cost $765,785)				792,700
Sovereign Bonds (U.S. Dollar-Denominated) (3.6%)
African Development Bank	1.000%	11/23/11	300	298
African Development Bank	1.750%	10/1/12	250	249
African Development Bank	3.000%	5/27/14	1,000	995
Asian Development Bank	2.125%	3/15/12	300	305
Asian Development Bank	3.625%	9/5/13	825	869
Asian Development Bank	2.750%	5/21/14	800	799
Asian Development Bank	5.500%	6/27/16	750	830
Asian Development Bank	5.593%	7/16/18	750	811
Brazilian Government International Bond	11.000%	1/11/12	275	325
Brazilian Government International Bond	10.250%	6/17/13	150	185
Brazilian Government International Bond	7.875%	3/7/15	425	496
Brazilian Government International Bond	6.000%	1/17/17	950	1,017
3 Brazilian Government International Bond	8.000%	1/15/18	1,369	1,561
Brazilian Government International Bond	5.875%	1/15/19	1,975	2,098
Brazilian Government International Bond	8.875%	10/14/19	700	900
Brazilian Government International Bond	8.875%	4/15/24	300	389
Brazilian Government International Bond	8.750%	2/4/25	725	935
Brazilian Government International Bond	10.125%	5/15/27	800	1,174
Brazilian Government International Bond	8.250%	1/20/34	225	286
Brazilian Government International Bond	7.125%	1/20/37	775	887
Brazilian Government International Bond	11.000%	8/17/40	1,950	2,598
Brazilian Government International Bond	5.625%	1/7/41	600	563
Canada Mortgage & Housing Corp.	4.800%	10/1/10	25	26
Chile Government International Bond	7.125%	1/11/12	350	390
Chile Government International Bond	5.500%	1/15/13	125	138
China Development Bank Corp.	4.750%	10/8/14	225	231
China Development Bank Corp.	5.000%	10/15/15	75	81
China Government International Bond	4.750%	10/29/13	150	159
Corp Andina de Fomento	8.125%	6/4/19	825	942
Corp. Andina de Fomento	5.200%	5/21/13	150	158
Corp. Andina de Fomento	5.750%	1/12/17	800	799
Development Bank of Japan	4.250%	6/9/15	75	78
Eksportfinans ASA	3.000%	11/17/14	600	591
Eksportfinans ASA	5.500%	5/25/16	350	377
Eksportfinans ASA	5.500%	6/26/17	375	398
European Investment Bank	3.250%	2/15/11	1,475	1,504
European Investment Bank	5.250%	6/15/11	1,950	2,056
European Investment Bank	3.125%	7/15/11	950	980
European Investment Bank	2.000%	2/10/12	4,000	4,044
European Investment Bank	1.750%	9/14/12	250	249
European Investment Bank	2.875%	3/15/13	600	604
European Investment Bank	3.250%	5/15/13	1,225	1,248
European Investment Bank	4.250%	7/15/13	2,525	2,660
European Investment Bank	4.625%	5/15/14	1,325	1,424
European Investment Bank	3.125%	6/4/14	2,525	2,560
European Investment Bank	4.875%	2/16/16	1,200	1,285
European Investment Bank	5.125%	9/13/16	125	137
European Investment Bank	4.875%	1/17/17	1,525	1,631

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
European Investment Bank	5.125%	5/30/17	1,325	1,435
Export Development Canada	2.375%	3/19/12	675	688
Export Development Canada	1.750%	9/24/12	1,100	1,096
Export Development Canada	3.125%	4/24/14	225	229
Export-Import Bank of Korea	5.125%	2/14/11	625	642
Export-Import Bank of Korea	5.500%	10/17/12	725	756
Export-Import Bank of Korea	8.125%	1/21/14	700	814
Export-Import Bank of Korea	5.875%	1/14/15	200	215
Export-Import Bank of Korea	5.125%	3/16/15	175	179
Financement-Quebec	5.000%	10/25/12	225	240
Hydro Quebec	6.300%	5/11/11	550	587
Hydro Quebec	7.500%	4/1/16	575	680
Hydro Quebec	8.050%	7/7/24	600	735
Inter-American Development Bank	8.500%	3/15/11	225	243
Inter-American Development Bank	1.500%	6/23/11	150	151
Inter-American Development Bank	4.750%	10/19/12	675	724
Inter-American Development Bank	3.000%	4/22/14	1,300	1,308
Inter-American Development Bank	4.250%	9/14/15	50	52
Inter-American Development Bank	4.250%	9/10/18	1,475	1,512
Inter-American Development Bank	3.875%	9/17/19	1,700	1,684
Inter-American Development Bank	7.000%	6/15/25	325	386
International Bank for
Reconstruction & Development	3.125%	11/15/11	225	231
International Bank for
Reconstruction & Development	2.000%	4/2/12	3,750	3,791
International Bank for
Reconstruction & Development	3.500%	10/8/13	575	599
International Bank for
Reconstruction & Development	8.875%	3/1/26	200	276
International Finance Corp.	3.500%	5/15/13	400	408
International Finance Corp.	3.000%	4/22/14	925	924
Israel Government International Bond	4.625%	6/15/13	100	106
Israel Government International Bond	5.500%	11/9/16	675	725
Israel Government International Bond	5.125%	3/26/19	900	914
Italian Republic	6.000%	2/22/11	1,225	1,291
Italian Republic	3.500%	7/15/11	475	490
Italian Republic	5.625%	6/15/12	250	272
Italian Republic	2.125%	10/5/12	200	200
Italian Republic	4.750%	1/25/16	1,875	1,947
Italian Republic	5.250%	9/20/16	1,525	1,625
Italian Republic	6.875%	9/27/23	1,350	1,524
Italian Republic	5.375%	6/15/33	775	759
Japan Bank for International Cooperation	4.750%	5/25/11	100	105
Japan Bank for International Cooperation	2.125%	11/5/12	1,400	1,395
Japan Bank for International Cooperation	4.375%	11/26/12	425	451
Japan Bank for International Cooperation	4.250%	6/18/13	400	423
Japan Finance Organization for Municipalities	5.875%	3/14/11	675	713
Japan Finance Organization for Municipalities	4.625%	4/21/15	250	262
Japan Finance Organization for Municipalities	5.000%	5/16/17	50	53
Korea Development Bank	5.300%	1/17/13	425	444
Korea Development Bank	5.750%	9/10/13	550	577
Korea Development Bank	8.000%	1/23/14	400	455
Korea Electric Power Corp.	7.750%	4/1/13	600	662
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	1,600	1,635
Kreditanstalt fuer Wiederaufbau	4.625%	1/20/11	225	233
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	300	308

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	300	303
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	1,425	1,478
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	875	904
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	500	506
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,175	1,186
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	824
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	3,325	3,370
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	625	638
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	950	989
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	125	132
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	475	470
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	1,165	1,270
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	650	661
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	600	616
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,125	4,364
Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	644
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,425	1,421
Landwirtschaftliche Rentenbank	3.250%	3/15/13	1,175	1,195
Landwirtschaftliche Rentenbank	4.125%	7/15/13	400	419
Landwirtschaftliche Rentenbank	4.875%	11/16/15	125	134
Malaysia Government International Bond	7.500%	7/15/11	900	976
Mexico Government International Bond	8.375%	1/14/11	300	323
Mexico Government International Bond	7.500%	1/14/12	103	114
Mexico Government International Bond	6.375%	1/16/13	2,066	2,270
Mexico Government International Bond	6.625%	3/3/15	347	386
Mexico Government International Bond	11.375%	9/15/16	50	69
Mexico Government International Bond	5.625%	1/15/17	1,900	1,993
Mexico Government International Bond	8.300%	8/15/31	500	619
Mexico Government International Bond	6.750%	9/27/34	2,052	2,175
Nordic Investment Bank	2.625%	10/6/14	225	222
Nordic Investment Bank	5.000%	2/1/17	1,000	1,069
Oesterreichische Kontrollbank AG	2.875%	3/15/11	200	202
Oesterreichische Kontrollbank AG	3.125%	10/14/11	2,225	2,276
Oesterreichische Kontrollbank AG	1.875%	3/21/12	475	475
Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	130
Oesterreichische Kontrollbank AG	5.000%	4/25/17	325	339
Ontario Electricity Financial Corp.	7.450%	3/31/13	300	341
Pemex Project Funding Master Trust	9.125%	10/13/10	40	42
Pemex Project Funding Master Trust	5.750%	3/1/18	1,400	1,410
Pemex Project Funding Master Trust	6.625%	6/15/35	1,231	1,168
Pemex Project Funding Master Trust	6.625%	6/15/38	350	325
Peruvian Government International Bond	9.875%	2/6/15	475	600
Peruvian Government International Bond	7.125%	3/30/19	1,550	1,783
Peruvian Government International Bond	7.350%	7/21/25	200	229
3 Peruvian Government International Bond	6.550%	3/14/37	300	312
Petrobras International Finance Co.	6.125%	10/6/16	1,013	1,087
Petrobras International Finance Co.	5.875%	3/1/18	100	101
Petrobras International Finance Co.	8.375%	12/10/18	650	769
Petrobras International Finance Co.	7.875%	3/15/19	1,050	1,212
Petrobras International Finance Co.	5.750%	1/20/20	300	303
Petrobras International Finance Co.	6.875%	1/20/40	300	305
Petroleos Mexicanos	8.000%	5/3/19	125	144
Poland Government International Bond	6.250%	7/3/12	600	649
Poland Government International Bond	5.250%	1/15/14	425	455
Poland Government International Bond	6.375%	7/15/19	975	1,060
Province of Manitoba Canada	4.900%	12/6/16	950	996

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Province of Nova Scotia Canada	5.750%	2/27/12	100	107
Province of Ontario Canada	2.750%	2/22/11	1,075	1,094
Province of Ontario Canada	3.375%	5/20/11	900	927
Province of Ontario Canada	5.000%	10/18/11	225	239
Province of Ontario Canada	1.875%	11/19/12	1,250	1,242
Province of Ontario Canada	4.100%	6/16/14	900	938
Province of Ontario Canada	4.750%	1/19/16	400	419
Province of Ontario Canada	5.450%	4/27/16	1,050	1,142
Province of Ontario Canada	4.000%	10/7/19	1,000	954
Province of Quebec Canada	4.875%	5/5/14	300	319
Province of Quebec Canada	4.600%	5/26/15	125	130
Province of Quebec Canada	5.125%	11/14/16	1,075	1,157
Province of Quebec Canada	4.625%	5/14/18	225	228
Province of Quebec Canada	7.500%	9/15/29	750	940
Province of Saskatchewan Canada	7.375%	7/15/13	100	114
Region of Lombardy Italy	5.804%	10/25/32	325	318
Republic of Korea	4.250%	6/1/13	675	695
Republic of Korea	5.750%	4/16/14	900	978
Republic of Korea	7.125%	4/16/19	475	546
Republic of Korea	5.625%	11/3/25	100	101
South Africa Government International Bond	7.375%	4/25/12	425	467
South Africa Government International Bond	6.875%	5/27/19	825	926
South Africa Government International Bond	5.875%	5/30/22	175	179
Svensk Exportkredit AB	4.000%	6/15/10	200	203
Svensk Exportkredit AB	3.250%	9/16/14	775	775
Svensk Exportkredit AB	5.125%	3/1/17	175	185
United Mexican States	5.875%	2/17/14	275	299
United Mexican States	5.950%	3/19/19	1,650	1,745
Total Sovereign Bonds (Cost $143,841)				147,294
Taxable Municipal Bonds (0.4%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	50	47
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	350	336
Board of Trustees of The Leland
Stanford Junior University	3.625%	5/1/14	550	566
Board of Trustees of The Leland
Stanford Junior University	4.250%	5/1/16	150	153
California GO	5.250%	4/1/14	225	228
California GO	6.200%	10/1/19	675	657
California GO	7.500%	4/1/34	1,275	1,247
California GO	5.650%	4/1/39	225	233
California GO	7.300%	10/1/39	175	165
California GO	7.350%	11/1/39	1,200	1,169
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev.	5.491%	11/1/39	100	97
Chicago IL Board of Educ. GO	6.138%	12/1/39	50	50
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	200	201
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	339
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	74
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	350	349
Connecticut GO	5.850%	3/15/32	425	430

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas County Hosp. Dist. GO	5.621%	8/15/44	100	98
Dartmouth College	4.750%	6/1/19	50	51
Denver CO City & County School Dist.	5.664%	12/1/33	75	73
District of Columbia Income Tax Rev.	5.591%	12/1/34	75	73
Georgia GO	4.503%	11/1/25	350	336
Howard Hughes Medical Institute	3.450%	9/1/14	225	228
Illinois GO	4.950%	6/1/23	1,350	1,263
Illinois GO	5.100%	6/1/33	2,400	2,006
Illinois State Tollway Highway Auth.
Toll Highway Rev.	5.851%	12/1/34	100	97
Johns Hopkins University	5.250%	7/1/19	425	439
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	300	286
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	100	106
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	350	343
Los Angeles CA USD GO	5.750%	7/1/34	300	276
Maryland Transp. Auth. Rev.	5.888%	7/1/43	100	101
Massachusetts GO	5.456%	12/1/39	300	289
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	150	148
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	125	119
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	75	76
Missouri Highways & Transp.
Comm. State Road Rev.	5.445%	5/1/33	100	96
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	500	538
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	140	141
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	675	761
New York City NY GO	5.985%	12/1/36	100	98
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	100	97
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	125	121
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	150	168
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	325	322
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	210
Oregon (Taxable Pension) GO	5.762%	6/1/23	100	102
Oregon (Taxable Pension) GO	5.892%	6/1/27	200	201
Oregon GO	4.759%	6/30/28	125	103
Oregon GO	5.528%	6/30/28	50	48
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	175	174
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	250	255
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	285	225
Univ. of California Regents	6.583%	5/15/49	150	150
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	96
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	100	101
Utah GO	4.554%	7/1/24	150	147
Washington GO	5.481%	8/1/39	50	48
Wisconsin GO	4.800%	5/1/13	125	135
Wisconsin GO	5.700%	5/1/26	125	121
Total Taxable Municipal Bonds (Cost $17,844)				17,217

Institutional Total Bond Market Index Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
6 Vanguard Market Liquidity Fund
(Cost $170,921)	0.187%	170,920,676	170,921
Total Investments (103.6%) (Cost $4,220,372)			4,296,878
Other Assets and Liabilities (-3.6%)
Other Assets			400,728
Liabilities			(548,878)
			(148,150)
Net Assets (100%)
Applicable to 79,762,331 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			4,148,728
Net Asset Value Per Share			$52.01

At December 31, 2009, net assets consisted of:
			Amount
			($000)
Paid-in Capital			4,074,386
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(2,164)
Unrealized Appreciation (Depreciation)			76,506
Net Assets			4,148,728

• See Note A in Notes to Financial Statements.

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate security.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities was $20,812,000, representing 0.5% of net assets.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

USD—United School District.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Assets and Liabilities
As of December 31, 2009

Market Value
($000)
Assets
Investments in Securities, at Value	4,296,878
Receivables for Investment Securities Sold	103,619
Receivables for Capital Shares Issued	261,038
Other Assets	36,071
Total Assets	4,697,606
Liabilities
Payables for Investment Securities Purchased	396,406
Payables for Capital Shares Redeemed	146,801
Other Liabilities	5,671
Total Liabilities	548,878
Net Assets	4,148,728

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Interest[1]	204,896
Total Income	204,896
Expenses
The Vanguard Group—Note B
Management and Administrative	2,409
Total Expenses	2,409
Net Investment Income	202,487
Realized Net Gain (Loss)
Investment Securities Sold	38,799
Swap Contracts	1,751
Realized Net Gain (Loss)	40,550
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	239,784
1 Interest income from an affiliated company of the fund was $639,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	202,487	372,841
Realized Net Gain (Loss)	40,550	13,983
Change in Unrealized Appreciation (Depreciation)	(3,253)	(18,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	239,784	368,607
Distributions
Net Investment Income	(209,736)	(351,110)
Realized Capital Gain[1]	(21,216)	—
Total Distributions	(230,952)	(351,110)
Capital Share Transactions
Issued	2,582,590	3,315,056
Issued in Lieu of Cash Distributions	190,116	322,797
Redeemed	(6,069,982)	(3,816,520)
Net Increase (Decrease) from Capital Share Transactions	(3,297,276)	(178,667)
Total Increase (Decrease)	(3,288,444)	(161,170)
Net Assets
Beginning of Period	7,437,172	7,598,342
End of Period[2]	4,148,728	7,437,172

1	Includes fiscal 2009 short-term gain distributions totaling $21,216,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2	Net Assets—End of Period includes undistributed net investment income of $0 and $5,025,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$51.33	$51.19	$50.32	$50.79	$51.79
Investment Operations
Net Investment Income	2.176	2.508	2.596	2.540	2.263
Net Realized and Unrealized Gain (Loss)
on Investments	.859	(.008)	.830	(.429)	(1.007)
Total from Investment Operations	3.035	2.500	3.426	2.111	1.256
Distributions
Dividends from Net Investment Income	(2.205)	(2.360)	(2.556)	(2.581)	(2.256)
Distributions from Realized Capital Gains	(.150)	—	—	—	—
Total Distributions	(2.355)	(2.360)	(2.556)	(2.581)	(2.256)
Net Asset Value, End of Period	$52.01	$51.33	$51.19	$50.32	$50.79

Total Return	6.06%	5.05%	7.01%	4.30%	2.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,149	$7,437	$7,598	$4,826	$2,861
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	4.30%	4.88%	5.17%	5.08%	4.47%
Portfolio Turnover Rate[1]	104%	88%	62%	63%	68%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counter-party may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls

Institutional Total Bond Market Index Fund

are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity

Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,023,913	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	144,833	—
Corporate Bonds	—	792,700	—
Sovereign Bonds	—	147,294	—
Taxable Municipal Bonds	—	17,217	—
Temporary Cash Investments	170,921	—	—
Total	170,921	4,125,957	—

Institutional Total Bond Market Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $1,751,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended December 31, 2009, the fund realized $39,508,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $747,000 to offset future net capital gains through December 31, 2017.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction was deferred for tax pur-poses until it was used to offset future inflation adjustments that increase taxable income. The difference became permanent when the securities were sold. During the year ended December 31, 2009, the fund realized gains of $473,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

At December 31, 2009, the cost of investment securities for tax purposes was $4,221,801,000. Net unrealized appreciation of investment securities for tax purposes was $75,077,000, consisting of unrealized gains of $109,958,000 on securities that had risen in value since their purchase and $34,881,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2009, the fund purchased $467,267,000 of investment securities and sold $1,290,427,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,303,560,000 and $7,630,124,000, respectively.

F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2009	2008
	Shares	Shares
	(000)	(000)
Issued	50,225	65,984
Issued in Lieu of Cash Distributions	3,710	6,374
Redeemed	(119,063)	(75,914)
Net Increase (Decrease) in Shares Outstanding	(65,128)	(3,556)

Institutional Total Bond Market Index Fund

G. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

As of the close of business on February 5, 2010, all the net assets of the fund were acquired by Vanguard Total Bond Market Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees and shareholders at a meeting held on February 3, 2010. The acquisition was accomplished by a tax-free exchange of 403,613,000 of the Total Bond Market Index Fund’s capital shares for the 80,272,000 shares of the fund outstanding as of the close of business on February 5, 2010. Shares of the fund were exchanged for new Institutional Plus Shares of Total Bond Market Index Fund. The fund’s net assets of $4,235,240,000, including $134,921,000 of unrealized appreciation, were combined with Total Bond Market Index Fund’s net assets of $70,363,886,000, resulting in combined net assets of $74,599,126,000 immediately following the acquisition of the fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Bond Market Index Fund:

In our opinion, the accompanying statement of net assets and statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Bond Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2010

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Bond Market Index Fund	6/30/2009	12/31/2009	Period
Based on Actual Fund Return	$1,000.00	$1,039.02	$0.26
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce;

Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and the Columbus Community Education Coalition; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services); Deputy Chairman of the Federal Reserve Bank of Cleveland; Trustee of University Hospitals of Cleveland, The Cleveland Museum of Art, and Case Western Reserve University.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companiesserved by The Vanguard Group

(1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller

Michael S. Miller
James M. Norris
Glenn W. Reed
George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3370 022010

Vanguard Institutional Total Stock Market Index Fund Annual Report

  For the fiscal year ended December 31, 2009, the broad U.S. stock market returned about 29%, with all market sectors producing positive results.
  The Institutional Total Stock Market Index Fund, which invests in large-, mid-, and small-capitalization stocks, closely tracked its broad-market benchmark.
  The index’s biggest gains came from the information technology and consumer discretionary sectors.

Contents
Your Fund’s Total Returns.........	1
Chairman’s Letter......................	2
Results of Proxy Voting............	7
Fund Profile..............................	8
Performance Summary.............	9
Financial Statements.................	11
About Your Fund’s Expenses......	56
Glossary.....................................	58

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	28.84%
Institutional Plus Shares	28.92
MSCI US Broad Market Index	28.76
Multi-Cap Core Funds Average	30.88
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available for a minimum initial investment of $100 million. Institutional Plus Shares are available for a minimum investment of $200 million.

Your Fund’s Performance at a Glance
December 31, 2008 , Through December 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$19.68	$24.80	$0.483	$0.000
Institutional Plus Shares	19.68	24.81	0.487	0.000

1

Chairman’s Letter

Dear Shareholder,

At the start of 2009, the United States was in the midst of the biggest economic crisis in decades and stock prices had fallen to historic lows. However, in mid-March, the market staged an impressive rally and stock prices began to soar. As of December 31, the broad U.S. stock market had gained nearly 29%. All sectors of the market posted positive returns for the period.

Vanguard Institutional Total Stock Market Index Fund—which holds both growth and value stocks of all market capitalizations—closely tracked the performance of the MSCI US Broad Market Index, which returned 28.76% in the period. The average return of the fund’s peer group, multi-cap core funds, was 30.88%.

Impressive stock returns masked lingering uncertainties

The U.S. market’s gain for the 12 months ended December 31 was its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in

2

the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Bond markets calmed down, money market funds endured

Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2009
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.43%	-5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	-6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	-5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	-3.04	6.30

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup Three-Month U.S. Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

3

Growth in all sectors boosted the fund’s return

The Institutional Total Stock Market Index Fund, a reflection of the broad U.S. market, saw a huge turn of fortune in 2009, as the stock market experienced a historic comeback. After one of the worst global recessions in decades, the economy began to show signs of recovery as government stimulus programs took hold and investors slowly regained confidence.

The recovery was broad-based, and all ten market sectors posted gains for the year—in stark contrast to 2008, when all ten recorded losses. The biggest gains came from the information technology and consumer discretionary sectors.

Information technology stocks returned more than 60% for the year, adding about 11 percentage points to the index’s return. After being hit hard during the financial crisis, technology stocks spiked significantly when corporations and consumers resumed spending on computer hardware, software, and electronics. In the consumer discretionary sector, retailers, media companies, hotels, and restaurants started to bounce back as consumers slowly began opening their wallets again. The sector added more than 4 percentage points to the fund’s total return for the year.

The financial sector—the area of the market that was hit hardest by the global credit crisis—was also one of the fund’s top performers for the period. Financial companies, including big banks, investment firms, and insurance companies, began to win back investors’ confidence as their balance sheets showed signs of improvement. Health care and energy stocks were also noteworthy contributors for the period.

Recent volatility has taken a toll on long-term results

Since their inception in 2001, the Institutional Shares of Vanguard Institutional Total Stock Market Index Fund have recorded an average annual return of 2.90%, almost 1 percentage point better than the average result for the fund’s multi-cap core peers—many of which are actively managed.

As a group, institutional funds often have access to lower management fees than those available to retail funds, but the Institutional Total Stock Market Index Fund’s combination of low costs and market-like returns has proved a tough foe for even its most attractively priced actively managed peers. This is a testament, in part, to the indexing strategy. Without excellent execution, however, a good strategy is worth little. Vanguard Quantitative Equity Group, the fund’s advisor, has more than 30 years of index-tracking experience.

4

These long-tenured professionals have developed sophisticated portfolio construction and trading methodologies to help Vanguard deliver sound index fund management in a variety of different marketplaces and market environments.

While equity returns for the decade were undoubtedly disappointing, it’s worthwhile to consider the investing environment, which included the bursting of the technology stock bubble and three straight years of negative returns from 2000 through 2002 as well as the global financial crisis of 2008–2009. We believe the reasons for long-term equity investing remain sound. History indicates that both the U.S. economy and stock market have been resilient over the years and have overcome many crises, including the

Great Depression and two World Wars. The inherent risk in equity investments is, paradoxically, both why they sometimes generate poor returns and why we expect them to outperform less risky assets over time.

A solid core holding in all market weathers

The unpredictability that underlies the stock market was abundantly clear in 2009. After returning about –37% for 2008, the worst calendar-year result since 1931, the broad U.S. stock market continued its sharp decline during the first two months of 2009. In March, even as credit markets hit another rough patch and economic reports signaled the deepening of the recession, the stock market began a recovery that lasted through year-end.

Total Returns
Inception Through December 31, 2009
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares (Returns since inception:
8/31/2001)	2.90%
Spliced Institutional Total Stock Market Index	2.83
Multi-Cap Core Funds Average	1.92

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter. Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The Institutional Total Stock Market Index Fund’s history of tightly tracking its benchmark index over long periods and its long-term record versus its peers offer strong evidence that indexing is effective. At Vanguard, we believe that the best way for your organization to withstand the inevitable market volatility and pursue long-term investment success is to maintain a carefully chosen portfolio of stocks, bonds, and short-term reserves tailored to the circumstances of your institution. We believe the Institutional Total Stock Market Index Fund is a sensible investment for a core holding in an institutional portfolio.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of its funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

January 13, 2010

6

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	800,870,883	12,470,067	98.5%
Charles D. Ellis	789,425,633	23,915,317	97.1%
Emerson U. Fullwood	804,990,098	8,350,851	99.0%
Rajiv L. Gupta	802,591,507	10,749,443	98.7%
Amy Gutmann	805,052,646	8,288,304	99.0%
JoAnn Heffernan Heisen	802,450,398	10,890,552	98.7%
F. William McNabb III	803,031,309	10,309,641	98.7%
André F. Perold	802,741,071	10,599,879	98.7%
Alfred M. Rankin, Jr.	802,368,637	10,972,313	98.7%
Peter F. Volanakis	805,004,858	8,336,092	99.0%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Institutional Total Stock Market Index Fund
2a	337,275,080	14,899,556	130,492	5,520,366	94.3%
2b	337,237,388	14,922,391	145,350	5,520,365	94.2%
2c	337,260,619	14,899,723	144,786	5,520,366	94.3%
2d	337,257,239	14,897,411	150,476	5,520,368	94.3%
2e	337,262,198	14,897,623	145,309	5,520,364	94.3%
2f	337,269,468	14,908,149	127,511	5,520,366	94.3%
2g	337,256,740	14,908,812	139,576	5,520,366	94.3%

7

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2009

Share-Class Characteristics
Institutional			Institutional
	Shares		Plus Shares
Ticker Symbol	VITNX		VITPX
Expense Ratio[1]	0.045%		0.025%
30-Day SEC Yield	1.73%		1.75%

Portfolio Characteristics
			MSCI US
			Broad Market
	Fund		Index
Number of Stocks	3,240		3,560
Median Market Cap	$30.0	B	$30.0	B
Price/Earnings Ratio	35.4	x	35.4	x
Price/Book Ratio	2.1	x	2.1	x
Return on Equity	19.4%		19.3%
Earnings Growth Rate	8.4%		8.4%
Dividend Yield	1.8%		1.8%
Foreign Holdings	0.0%		0.0%
Turnover Rate	13%		—
Short-Term Reserves	0.2%		—

Sector Diversification (% of equity exposure)

		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	10.2%	10.2%
Consumer Staples	9.8	9.8
Energy	11.0	11.0
Financials	15.2	15.3
Health Care	12.6	12.6
Industrials	11.0	10.9
Information Technology	19.6	19.6
Materials	3.9	3.9
Telecommunication
Services	2.9	2.9
Utilities	3.8	3.8

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7%
Microsoft Corp.	Systems Software	2.0
Apple Inc.	Computer
	Hardware	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Procter & Gamble Co.	Household
	Products	1.4
International Business	Computer
Machines Corp.	Hardware	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
General Electric Co.	Industrial
	Conglomerates	1.3
Chevron Corp.	Integrated Oil &
	Gas	1.3
Top Ten		15.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2009. For the fiscal year ended December 31, 2009, the expense ratios were 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares.

8

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2001, Through December 31, 2009

Initial Investment of $100,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2009
				Final Value
	One	Five	Since	of a $100,000,000
	Year	Years	Inception	Investment
Institutional Total Stock Market Index
Fund Institutional Shares	28.84%	1.07%	2.90%	$126,866,913
Spliced Institutional Total Stock Market
Index	28.76	1.01	2.83	126,188,760

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception.

			Since		Final Value
	One	Five	Inception	of a $	200,000,000
	Year	Years	(5/31/2001)		Investment
Institutional Total Stock Market
Index Fund Institutional Plus Shares	28.92%	1.10%	1.71%		$231,269,198
Spliced Institutional Total Stock
Market Index	28.76	1.01	1.60		229,281,384
Performance for the fund’s Institutional Plus Shares and comparative standards is calculated since the Institutional Plus Shares’ inception.

See Financial Highlights for dividend and capital gains information.

9

Institutional Total Stock Market Index Fund

Institutional Total Stock Market Index Fund Institutional Shares Spliced Institutional Total Stock Market Index

10

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.2%)
	McDonald’s Corp.	1,083,621	67,661
	Walt Disney Co.	1,775,477	57,259
	Home Depot Inc.	1,691,070	48,923
*	Amazon.com Inc.	343,072	46,150
	Comcast Corp. Class A	2,537,471	42,782
	Target Corp.	709,223	34,305
	Time Warner Inc.	1,177,229	34,304
	Lowe’s Cos. Inc.	1,466,610	34,304
	News Corp. Class A	2,236,829	30,622
*	DIRECTV Class A	902,315	30,092
*	Ford Motor Co.	2,815,331	28,153
	NIKE Inc. Class B	368,629	24,355
	Johnson Controls Inc.	667,240	18,176
	Staples Inc.	717,383	17,640
*	Starbucks Corp.	732,177	16,884
*	Viacom Inc. Class B	545,850	16,228
	Yum! Brands Inc.	463,250	16,200
*	Kohl’s Corp.	288,193	15,542
	TJX Cos. Inc.	421,076	15,390
	Time Warner Cable Inc.	350,067	14,489
	Best Buy Co. Inc.	351,631	13,875
*	Carnival Corp.	435,442	13,799
	Omnicom Group Inc.	308,690	12,085
	Coach Inc.	315,917	11,540
	McGraw-Hill Cos. Inc.	312,761	10,481
	Gap Inc.	484,658	10,154
*	Bed Bath & Beyond Inc.	260,101	10,048
*	priceline.com Inc.	39,936	8,726
	CBS Corp. Class B	585,610	8,228
	Marriott International Inc.
	Class A	300,941	8,201
*	Apollo Group Inc. Class A	129,610	7,852
	H&R Block Inc.	333,023	7,533
	Mattel Inc.	357,529	7,143
	Macy’s Inc.	418,379	7,012
	Starwood Hotels &
	Resorts Worldwide Inc.	185,978	6,801
	VF Corp.	88,753	6,500

			Market
			Value•
		Shares	($000)
	Fortune Brands Inc.	149,578	6,462
	Cablevision Systems Corp.
	Class A	245,311	6,334
*	Liberty Media Corp.-
	Interactive	564,034	6,114
	Nordstrom Inc.	161,527	6,070
	Sherwin-Williams Co.	98,234	6,056
	Genuine Parts Co.	158,812	6,028
	Whirlpool Corp.	73,600	5,937
	Harley-Davidson Inc.	233,186	5,876
	JC Penney Co. Inc.	211,234	5,621
	International Game
	Technology	294,759	5,533
	Ross Stores Inc.	125,893	5,377
*	CarMax Inc.	219,254	5,317
	Tiffany & Co.	123,547	5,313
	Ltd Brands Inc.	272,298	5,239
*	O’Reilly Automotive Inc.	136,054	5,186
*	AutoZone Inc.	32,071	5,069
*	Expedia Inc.	196,305	5,047
*	Las Vegas Sands Corp.	328,638	4,910
	Virgin Media Inc.	277,879	4,677
	Darden Restaurants Inc.	131,753	4,621
*,^	Sears Holdings Corp.	55,287	4,614
	Polo Ralph Lauren Corp.
	Class A	56,486	4,574
*	Urban Outfitters Inc.	125,398	4,388
	DISH Network Corp.
	Class A	207,175	4,303
*	Dollar Tree Inc.	89,015	4,299
	Wynn Resorts Ltd.	73,449	4,277
	Newell Rubbermaid Inc.	276,441	4,149
*	Discovery
	Communications Inc.
	Class A	134,195	4,116
	Hasbro Inc.	125,205	4,014
	Black & Decker Corp.	59,861	3,881
	BorgWarner Inc.	115,968	3,852
	Advance Auto Parts Inc.	95,081	3,849

11

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.	140,404	3,724
	Scripps Networks
	Interactive Inc. Class A	89,558	3,717
^	Garmin Ltd.	119,696	3,675
	Autoliv Inc.	84,714	3,673
	Family Dollar Stores Inc.	131,819	3,669
	DeVry Inc.	63,847	3,622
*	ITT Educational
	Services Inc.	37,495	3,598
	Wyndham Worldwide Corp.	178,169	3,594
*	Interpublic Group
	of Cos. Inc.	483,538	3,569
*	Royal Caribbean
	Cruises Ltd.	138,145	3,492
	Gannett Co. Inc.	233,931	3,474
*	GameStop Corp. Class A	155,818	3,419
	Pulte Homes Inc.	341,837	3,418
	PetSmart Inc.	124,729	3,329
*	NVR Inc.	4,636	3,295
*	Goodyear Tire &
	Rubber Co.	228,798	3,226
	Comcast Corp.	199,815	3,199
	American Eagle
	Outfitters Inc.	185,621	3,152
	DR Horton Inc.	284,378	3,091
	Abercrombie & Fitch Co.	87,335	3,044
	Leggett & Platt Inc.	148,093	3,021
	Strayer Education Inc.	13,951	2,964
	Tupperware Brands Corp.	62,927	2,931
*	Liberty Global Inc. Class A	130,859	2,867
*	Chipotle Mexican Grill Inc.
	Class A	31,531	2,780
*	Mohawk Industries Inc.	58,016	2,762
*	Marvel Entertainment Inc.	50,874	2,751
	Jarden Corp.	88,398	2,732
*	DreamWorks Animation
	SKG Inc. Class A	67,400	2,693
*	NetFlix Inc.	48,821	2,692
	Washington Post Co.
	Class B	6,060	2,664
*	Liberty Global Inc.	118,861	2,597
*	Toll Brothers Inc.	136,323	2,564
*	Chico’s FAS Inc.	177,178	2,489
*	LKQ Corp.	125,902	2,466
	Gentex Corp.	137,748	2,459
	RadioShack Corp.	124,946	2,436
*	MGM Mirage	263,633	2,404
*	Big Lots Inc.	82,403	2,388
	Guess? Inc.	55,156	2,333
*	Sirius XM Radio Inc.	3,879,866	2,328
	Harman International
	Industries Inc.	65,798	2,321
*	Aeropostale Inc.	67,179	2,287
*	Liberty Media Corp.-Starz	49,520	2,285
*	Hanesbrands Inc.	94,499	2,278

*	Lamar Advertising Co.
	Class A	72,669	2,259
*	J Crew Group Inc.	50,104	2,242
*	AutoNation Inc.	115,245	2,207
*	Dick’s Sporting Goods Inc.	87,336	2,172
*	Liberty Media Corp.-Capital	89,849	2,146
*	Bally Technologies Inc.	51,752	2,137
	Phillips-Van Heusen Corp.	51,496	2,095
	Service Corp. International	250,297	2,050
*	WMS Industries Inc.	50,490	2,020
*	Panera Bread Co. Class A	29,794	1,995
*	Career Education Corp.	85,030	1,982
*	Warnaco Group Inc.	45,879	1,936
	Wendy’s/Arby’s Group Inc.
	Class A	399,207	1,872
	Williams-Sonoma Inc.	89,900	1,868
	John Wiley & Sons Inc.
	Class A	43,982	1,842
*	Penn National Gaming Inc.	66,301	1,802
	Burger King Holdings Inc.	94,731	1,783
*	Office Depot Inc.	275,947	1,780
	Foot Locker Inc.	155,665	1,734
*	Tractor Supply Co.	32,558	1,724
*	New York Times Co.
	Class A	136,049	1,682
*	TRW Automotive
	Holdings Corp.	69,479	1,659
	WABCO Holdings Inc.	63,767	1,645
*	Tempur-Pedic
	International Inc.	67,284	1,590
*	Fossil Inc.	46,474	1,560
	Brinker International Inc.	102,856	1,535
	Lennar Corp. Class A	119,427	1,525
	Sotheby’s	66,793	1,501
*	Carter’s Inc.	56,965	1,495
*	Brink’s Home Security
	Holdings Inc.	45,524	1,486
*	Collective Brands Inc.	64,642	1,472
*	Dana Holding Corp.	134,425	1,457
	Jones Apparel Group Inc.	84,842	1,363
	Wolverine World Wide Inc.	49,612	1,350
	Polaris Industries Inc.	30,812	1,344
*	Deckers Outdoor Corp.	13,141	1,337
*	Dress Barn Inc.	57,725	1,333
	Aaron’s Inc.	46,639	1,293
*	Gymboree Corp.	29,491	1,283
*	Cheesecake Factory Inc.	57,828	1,248
	Regal Entertainment Group
	Class A	84,244	1,216
	MDC Holdings Inc.	37,885	1,176
*	Lululemon Athletica Inc.	38,699	1,165
*	Rent-A-Center Inc.	65,659	1,163
	Hillenbrand Inc.	61,647	1,161
*	Eastman Kodak Co.	270,556	1,142
*	Corinthian Colleges Inc.	82,738	1,139
*	Jack in the Box Inc.	57,707	1,135

12

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Brunswick Corp.	89,065	1,132
	Thor Industries Inc.	35,994	1,130
*	Hyatt Hotels Corp. Class A	37,829	1,128
	Cooper Tire & Rubber Co.	55,827	1,119
	KB Home	81,035	1,109
	Meredith Corp.	35,813	1,105
*	ArvinMeritor Inc.	98,546	1,102
	Matthews International Corp.
	Class A	30,448	1,079
*	Tenneco Inc.	60,070	1,065
*	Capella Education Co.	14,115	1,063
	Choice Hotels
	International Inc.	33,250	1,053
	Dillard’s Inc. Class A	56,195	1,037
	Men’s Wearhouse Inc.	49,225	1,037
	Weight Watchers
	International Inc.	35,061	1,022
*	Scientific Games Corp.
	Class A	69,362	1,009
*	Charming Shoppes Inc.	155,552	1,006
*	Skechers U.S.A. Inc.
	Class A	34,156	1,005
*	OfficeMax Inc.	76,281	968
*	Vail Resorts Inc.	25,607	968
*	Jo-Ann Stores Inc.	26,677	967
*	HSN Inc.	47,710	963
	Interactive Data Corp.	37,760	955
*	Morningstar Inc.	19,638	949
	Scholastic Corp.	31,719	946
	Pool Corp.	48,856	932
*,^	Under Armour Inc. Class A	33,866	924
*	Life Time Fitness Inc.	36,977	922
*	Blue Nile Inc.	14,533	920
*	Gaylord Entertainment Co.	46,562	920
*	Saks Inc.	138,517	909
	Bob Evans Farms Inc.	31,295	906
*	Iconix Brand Group Inc.	71,336	902
*	Valassis
	Communications Inc.	48,624	888
	Regis Corp.	56,776	884
	Cracker Barrel Old
	Country Store Inc.	22,714	863
	Ryland Group Inc.	43,791	863
	NutriSystem Inc.	27,654	862
	Arbitron Inc.	36,556	856
*	PF Chang’s China Bistro Inc.	22,170	840
*	Coinstar Inc.	30,201	839
*	Childrens Place
	Retail Stores Inc.	25,064	827
*	Fuel Systems Solutions Inc.	19,777	816
^	Buckle Inc.	27,594	808
*	AnnTaylor Stores Corp.	58,896	803
	International Speedway Corp.
	Class A	27,708	788
*	Orient-Express Hotels Ltd.
	Class A	77,433	785

			Market
			Value•
		Shares	($000)
*	Timberland Co. Class A	43,376	778
*	JOS A Bank Clothiers Inc.	18,407	777
	American Greetings Corp.
	Class A	35,538	774
*	American Public
	Education Inc.	22,201	763
^	Barnes & Noble Inc.	39,670	757
*	Buffalo Wild Wings Inc.	18,692	753
	Finish Line Inc. Class A	59,831	751
	Belo Corp. Class A	136,485	742
*	CEC Entertainment Inc.	22,933	732
*	Liz Claiborne Inc.	125,389	706
*	American Axle &
	Manufacturing
	Holdings Inc.	87,063	698
*	CROCS Inc.	118,519	681
*	Live Nation Inc.	79,510	677
*	Group 1 Automotive Inc.	23,751	673
	National CineMedia Inc.	40,252	667
*	Lions Gate
	Entertainment Corp.	114,557	666
	Brown Shoe Co. Inc.	65,112	643
*	99 Cents Only Stores	48,369	632
*	Asbury Automotive
	Group Inc.	53,947	622
*	Clear Channel Outdoor
	Holdings Inc. Class A	59,512	618
*	Penske Auto Group Inc.	40,266	611
*	Cabela’s Inc.	42,173	601
*	BJ’s Restaurants Inc.	31,905	600
*	Hibbett Sports Inc.	27,083	596
	Big 5 Sporting Goods Corp.	34,175	587
*	G-III Apparel Group Ltd.	26,530	575
	Cato Corp. Class A	28,544	573
*	CTC Media Inc.	37,849	564
*	Steven Madden Ltd.	13,430	554
*	Pre-Paid Legal Services Inc.	13,364	549
*	Sonic Corp.	54,517	549
*	Helen of Troy Ltd.	22,393	548
	Christopher & Banks Corp.	71,856	548
*	California Pizza Kitchen Inc.	39,921	537
	Churchill Downs Inc.	14,283	533
	Ameristar Casinos Inc.	34,508	526
*	Maidenform Brands Inc.	31,094	519
*	America’s Car-Mart Inc.	19,487	513
*	Pinnacle Entertainment Inc.	56,160	504
*	Papa John’s International Inc.	20,945	489
	Ethan Allen Interiors Inc.	36,112	485
*	Universal Technical
	Institute Inc.	23,644	478
	Callaway Golf Co.	63,049	475
	Harte-Hanks Inc.	43,240	466
*	Genesco Inc.	16,961	466
*	AFC Enterprises Inc.	56,708	463
*	Ticketmaster
	Entertainment Inc.	37,436	457

13

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CKE Restaurants Inc.	53,653	454
	K-Swiss Inc. Class A	44,900	446
*	Steiner Leisure Ltd.	11,193	445
*	Boyd Gaming Corp.	53,129	445
*	Drew Industries Inc.	21,443	443
	Stewart Enterprises Inc.
	Class A	85,095	438
*	Peet’s Coffee & Tea Inc.	13,073	436
	Unifirst Corp.	8,937	430
	Bebe Stores Inc.	68,525	430
*	Sally Beauty Holdings Inc.	54,898	420
*	Beazer Homes USA Inc.	86,676	420
*	Ascent Media Corp. Class A	16,187	413
*	Arctic Cat Inc.	43,949	403
*	Amerigon Inc.	50,640	402
*	Exide Technologies	55,403	394
*	Meritage Homes Corp.	19,954	386
*	Winnebago Industries	30,586	373
*	Texas Roadhouse Inc.
	Class A	32,851	369
*	Pacific Sunwear Of California	91,880	366
*	Modine Manufacturing Co.	30,875	366
*	Interval Leisure Group Inc.	29,280	365
	Haverty Furniture Cos. Inc.	26,570	365
	Blyth Inc.	10,662	360
	Cinemark Holdings Inc.	24,788	356
	Monro Muffler Brake Inc.	10,557	353
*	La-Z-Boy Inc.	36,944	352
*	True Religion Apparel Inc.	18,992	351
*	Hovnanian Enterprises Inc.
	Class A	91,158	350
	Fred’s Inc. Class A	34,245	349
	Cherokee Inc.	19,226	343
*	Domino’s Pizza Inc.	40,333	338
*	Volcom Inc.	20,033	335
*	Standard Pacific Corp.	86,688	324
	Columbia Sportswear Co.	8,121	317
*	Audiovox Corp. Class A	44,054	312
*	MarineMax Inc.	33,690	310
	CPI Corp.	24,629	302
*,^	Brookfield Homes Corp.	37,318	299
*	DineEquity Inc.	12,283	298
*	Standard Motor
	Products Inc.	34,960	298
*	Kirkland’s Inc.	17,131	298
*	Denny’s Corp.	134,245	294
	Oxford Industries Inc.	14,152	293
*	Overstock.com Inc.	21,395	290
	CSS Industries Inc.	14,838	288
*	O’Charleys Inc.	43,633	286
*	Ruby Tuesday Inc.	39,678	286
*	Cavco Industries Inc.	7,936	285
	National Presto
	Industries Inc.	2,595	283
*	Retail Ventures Inc.	31,829	283
*	Jakks Pacific Inc.	23,309	282

			Market
			Value•
		Shares	($000)
*	Alloy Inc.	36,292	282
	PetMed Express Inc.	15,794	278
*	Unifi Inc.	71,192	276
	Ambassadors Group Inc.	20,541	273
	Stage Stores Inc.	22,045	272
	World Wrestling
	Entertainment Inc.
	Class A	17,739	272
*	Shutterfly Inc.	15,257	272
	PEP Boys-Manny
	Moe & Jack	32,022	271
*	Federal Mogul Corp.	15,554	269
*	RC2 Corp.	17,934	265
*	HOT Topic Inc.	40,325	256
*	Furniture Brands
	International Inc.	45,759	250
*	Drugstore.Com Inc.	79,869	247
	Lennar Corp. Class B	24,500	241
*	Landry’s Restaurants Inc.	11,282	240
*	AH Belo Corp. Class A	41,521	239
*	Red Robin Gourmet
	Burgers Inc.	13,019	233
*	Shuffle Master Inc.	28,268	233
*	DSW Inc. Class A	9,000	233
*,^	Blockbuster Inc. Class A	345,251	231
*	Build-A-Bear Workshop Inc.	47,226	231
	Systemax Inc.	14,469	227
*	Carriage Services Inc.
	Class A	57,154	225
*	Entravision
	Communications Corp.
	Class A	64,225	218
*	Wet Seal Inc. Class A	63,178	218
*	Citi Trends Inc.	7,881	218
*	Ulta Salon Cosmetics &
	Fragrance Inc.	11,905	216
*	Krispy Kreme
	Doughnuts Inc.	73,070	216
*	Learning Tree
	International Inc.	17,883	214
*	Pier 1 Imports Inc.	41,411	211
	Sonic Automotive Inc.
	Class A	20,119	209
	Marcus Corp.	16,048	206
*	Mediacom
	Communications Corp.
	Class A	45,523	203
*	RCN Corp.	18,677	203
	Superior Industries
	International Inc.	12,893	197
*	Carmike Cinemas Inc.	25,465	193
*	Knology Inc.	17,561	192
*	hhgregg Inc.	8,586	189
*	Quiksilver Inc.	93,233	188
	Movado Group Inc.	19,250	187
	Marine Products Corp.	37,869	187

14

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Coldwater Creek Inc.	40,771	182
*	Perry Ellis International Inc.	11,978	180
	Books-A-Million Inc.	26,571	179
*	Isle of Capri Casinos Inc.	23,807	178
*	Lithia Motors Inc. Class A	21,630	178
*	Leapfrog Enterprises Inc.	45,463	178
*	Valuevision Media Inc.
	Class A	36,883	177
*	Entercom Communications
	Corp. Class A	24,735	175
*	Fisher Communications Inc.	10,632	173
*	K12 Inc.	8,520	173
*	Lincoln Educational
	Services Corp.	7,914	171
*	Core-Mark Holding Co. Inc.	5,149	170
*	Cache Inc.	36,890	169
*	Martha Stewart Living
	Omnimedia Class A	33,957	168
*	Dorman Products Inc.	10,525	165
*	CKX Inc.	31,017	163
*	Gaiam Inc. Class A	20,924	161
	McClatchy Co. Class A	45,433	161
*	iRobot Corp.	8,361	147
*	Select Comfort Corp.	22,497	147
	Jackson Hewitt
	Tax Service Inc.	33,332	147
*	Stamps.com Inc.	16,013	144
*	Universal Electronics Inc.	6,148	143
*	EW Scripps Co. Class A	20,460	142
	Bon-Ton Stores Inc.	14,510	142
*	Fuqi International Inc.	7,784	140
*	Multimedia Games Inc.	23,244	140
*	Warner Music Group Corp.	24,636	139
*,^	Quantum Fuel
	Systems Technologies
	Worldwide Inc.	125,153	139
*	1-800-Flowers.com Inc.
	Class A	52,007	138
*	AC Moore Arts & Crafts Inc.	46,240	136
	Speedway Motorsports Inc.	7,697	136
*	Kenneth Cole
	Productions Inc. Class A	13,837	134
*	Bluegreen Corp.	55,088	133
*	Talbots Inc.	14,765	132
	Journal Communications Inc.
	Class A	33,154	129
*	ChinaCast Education Corp.	17,000	129
*	Cumulus Media Inc. Class A	56,253	128
*	Lumber Liquidators Inc.	4,625	124
*	Steak N Shake Co.	374	121
*	Dolan Media Co.	11,737	120
*	Gander Mountain Co.	23,201	118
*	Benihana Inc. Class A	31,213	118
*	Morgans Hotel Group Co.	25,940	118
*	Bassett Furniture
	Industries Inc.	33,302	117

			Market
			Value•
		Shares	($000)
*	Stanley Furniture Co. Inc.	11,489	117
*	Princeton Review Inc.	28,495	116
*,^	Conn’s Inc.	19,627	115
*	Smith & Wesson
	Holding Corp.	27,010	110
*	Tuesday Morning Corp.	42,595	110
	Dover Downs Gaming &
	Entertainment Inc.	28,470	108
	Hooker Furniture Corp.	8,400	104
*	Lee Enterprises Inc.	29,094	101
*	Midas Inc.	11,909	101
*	Media General Inc. Class A	12,780	100
*	dELiA*s Inc.	53,372	100
	Sturm Ruger & Co. Inc.	10,247	99
*	Rentrak Corp.	5,600	99
*	Nautilus Inc.	48,102	98
*	Caribou Coffee Co. Inc.	12,577	97
	News Corp. Class B	6,073	97
*	Luby’s Inc.	25,857	95
	Sinclair Broadcast
	Group Inc. Class A	23,450	94
*	Steinway Musical
	Instruments	5,874	93
*	Stein Mart Inc.	8,688	93
*	Borders Group Inc.	77,377	91
*	Zumiez Inc.	7,082	90
*	Kid Brands Inc.	20,250	89
*	Harris Interactive Inc.	73,072	87
*	M/I Homes Inc.	8,173	85
*	New York & Co. Inc.	19,325	83
	Weyco Group Inc.	3,422	81
*	Cost Plus Inc.	78,228	80
*	Shoe Carnival Inc.	3,817	78
*	West Marine Inc.	9,677	78
*	Casual Male Retail
	Group Inc.	33,081	77
*	Shiloh Industries Inc.	14,359	76
*	Strattec Security Corp.	4,111	76
*	Gray Television Inc.	48,812	74
*	Destination Maternity Corp.	3,852	73
*	Zale Corp.	26,866	73
*	Emmis Communications
	Corp. Class A	63,231	73
*	LodgeNet Interactive Corp.	12,943	72
*	Bridgepoint Education Inc.	4,682	70
*	Navarre Corp.	32,814	70
*	Town Sports International
	Holdings Inc.	29,558	69
*	Grand Canyon Education Inc.	3,600	68
*	Playboy Enterprises Inc.
	Class B	20,792	67
*	Radio One Inc.	22,460	65
*	Monarch Casino & Resort Inc.	8,027	65
	Primedia Inc.	17,570	63
*	Sealy Corp.	19,178	61
*	Rex Stores Corp.	4,209	59

15

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Spartan Motors Inc.	10,012	56
*	Salem Communications
	Corp. Class A	9,254	55
*	Century Casinos Inc.	19,979	54
*	Carrols Restaurant
	Group Inc.	7,300	52
*	Beasley Broadcasting
	Group Inc. Class A	14,447	51
*	Jamba Inc.	28,900	49
*	Cosi Inc.	77,053	46
	Flexsteel Industries	4,500	46
*	LIN TV Corp. Class A	9,610	43
	Skyline Corp.	2,242	41
*	Wonder Auto Technology Inc.	3,400	40
*	Orbitz Worldwide Inc.	5,400	40
*	Stoneridge Inc.	4,152	37
*	Empire Resorts Inc.	17,520	37
*	Bidz.com Inc.	18,299	37
*	4Kids Entertainment Inc.	22,543	36
	Heelys Inc.	16,400	36
*	Global Traffic Network Inc.	8,486	35
*	Youbet.com Inc.	11,828	34
*	Duckwall-ALCO Stores Inc.	2,152	33
	Hallwood Group Inc.	800	31
*	Raser Technologies Inc.	23,723	29
*	FGX International
	Holdings Ltd.	1,400	27
*	Lifetime Brands Inc.	3,800	27
*	Escalade Inc.	10,730	26
*	Einstein Noah
	Restaurant Group Inc.	2,600	26
*	Lodgian Inc.	16,897	25
*	EDCI Holdings Inc.	4,094	24
*	Lazare Kaplan
	International Inc.	9,594	24
*	Reading International Inc.
	Class A	5,900	24
*	MAXXAM Inc.	9	23
*	Dixie Group Inc.	8,586	23
*	Famous Dave’s Of
	America Inc.	3,695	22
*	Benihana Inc. Class A	5,006	21
*	Emerson Radio Corp.	8,900	21
*	Palm Harbor Homes Inc.	9,203	19
*	MTR Gaming Group Inc.	14,457	19
*	McCormick & Schmick’s
	Seafood Restaurants Inc.	2,500	17
*	Daily Journal Corp.	260	15
*	Red Lion Hotels Corp.	2,812	14
*	Trans World Entertainment	8,888	13
*	Orleans Homebuilders Inc.	8,178	13
*	Spanish Broadcasting
	System Inc.	16,763	13
*	Blockbuster Inc. Class B	21,904	13
*	Nexstar Broadcasting
	Group Inc. Class A	2,995	12

			Market
			Value•
		Shares	($000)
*	Hastings Entertainment Inc.	2,708	12

*	Saga Communications Inc.

	Class A	825	10
*	Outdoor Channel Holdings Inc.	1,667	10
	Dover Motorsports Inc.	4,394	9
*	Johnson Outdoors Inc. Class A	900	9
	Collectors Universe	800	7
*	Hollywood Media Corp.	5,340	7
*	Lakes Entertainment Inc.	2,600	7
*	Great Wolf Resorts Inc.	2,310	5
*	US Auto Parts Network Inc.	1,000	5
*	Radio One Inc. Class A	1,680	5
*	Craftmade International Inc.	2,548	5
	Sport Supply Group Inc.	300	4
*	Atrinsic Inc.	5,453	4
*	Ruth’s Hospitality Group Inc.	1,000	2
*	Cosi Inc. Rights Exp.
	1/6/2010	77,053	2
	Gaming Partners
	International Corp.	282	2
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 3/2/2012	332	—
			1,244,494
Consumer Staples (9.8%)
	Procter & Gamble Co.	2,898,324	175,725
	Wal-Mart Stores Inc.	2,320,952	124,055
	Coca-Cola Co.	2,070,981	118,046
	PepsiCo Inc.	1,546,975	94,056
	Philip Morris
	International Inc.	1,920,790	92,563
	CVS Caremark Corp.	1,433,065	46,159
	Colgate-Palmolive Co.	494,945	40,660
	Altria Group Inc.	2,056,301	40,365
	Kraft Foods Inc.	1,464,577	39,807
	Walgreen Co.	985,244	36,178
	Kimberly-Clark Corp.	411,688	26,229
	Costco Wholesale Corp.	431,809	25,550
	General Mills Inc.	323,333	22,895
	Archer-Daniels-Midland Co.	573,915	17,969
	Sysco Corp.	587,089	16,403
	Kellogg Co.	266,422	14,174
	HJ Heinz Co.	313,295	13,397
	Avon Products Inc.	424,305	13,366
	Lorillard Inc.	164,128	13,168
	Kroger Co.	614,846	12,623
	ConAgra Foods Inc.	440,477	10,153
	Reynolds American Inc.	173,858	9,209
	Mead Johnson Nutrition Co.
	Class A	203,321	8,885
	Safeway Inc.	414,203	8,818
	Clorox Co.	138,617	8,456
	Bunge Ltd.	131,870	8,417
	Sara Lee Corp.	657,503	8,008
	JM Smucker Co.	118,115	7,294

16

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	252,752	7,153
	Campbell Soup Co.	208,951	7,063
	Molson Coors Brewing Co.
	Class B	151,151	6,826
	Coca-Cola Enterprises Inc.	290,838	6,166
	Pepsi Bottling Group Inc.	150,279	5,635
	Hershey Co.	157,397	5,633
	Estee Lauder Cos. Inc.
	Class A	112,013	5,417
	Brown-Forman Corp.
	Class B	79,267	4,246
	McCormick & Co. Inc.	117,487	4,245
	Church & Dwight Co. Inc.	69,929	4,227
*	Energizer Holdings Inc.	65,624	4,021
*	Whole Foods Market Inc.	139,694	3,835
	Tyson Foods Inc. Class A	290,812	3,568
*	Ralcorp Holdings Inc.	56,215	3,357
*	Dean Foods Co.	179,701	3,242
*	Constellation Brands Inc.
	Class A	196,068	3,123
*	Hansen Natural Corp.	76,737	2,947
*	Green Mountain
	Coffee Roasters Inc.	34,736	2,830
	Hormel Foods Corp.	73,564	2,829
	SUPERVALU Inc.	211,801	2,692
	Alberto-Culver Co. Class B	88,120	2,581
	Herbalife Ltd.	61,590	2,499
*	NBTY Inc.	55,678	2,424
*	Smithfield Foods Inc.	148,766	2,260
	Del Monte Foods Co.	197,835	2,243
	Corn Products
	International Inc.	74,494	2,177
	Flowers Foods Inc.	83,372	1,981
*	Central European
	Distribution Corp.	65,165	1,851
	PepsiAmericas Inc.	62,367	1,825
*	BJ’s Wholesale Club Inc.	55,657	1,821
*	Chattem Inc.	17,505	1,633
	Casey’s General Stores Inc.	50,540	1,613
	Nu Skin Enterprises Inc.
	Class A	50,702	1,362
*	TreeHouse Foods Inc.	32,052	1,246
	Universal Corp.	25,299	1,154
*	United Natural Foods Inc.	40,755	1,090
	Ruddick Corp.	41,167	1,059
*	Fresh Del Monte
	Produce Inc.	45,002	995
	Lancaster Colony Corp.	19,610	975
*	Rite Aid Corp.	628,235	949
*	American Italian Pasta Co.	23,295	810
*	Chiquita Brands
	International Inc.	44,120	796
*	Bare Escentuals Inc.	64,802	793
	Sanderson Farms Inc.	16,925	714
	Andersons Inc.	26,882	694

			Market
			Value•
		Shares	($000)
*	Medifast Inc.	22,362	684
	Vector Group Ltd.	46,359	649
	Lance Inc.	24,490	644
*	Darling International Inc.	76,640	642
	J&J Snack Foods Corp.	15,732	629
*	Hain Celestial Group Inc.	36,356	618
	Cal-Maine Foods Inc.	17,664	602
*	Winn-Dixie Stores Inc.	57,521	578
	Tootsie Roll Industries Inc.	20,239	554
	Coca-Cola Bottling Co.
	Consolidated	9,640	521
	Diamond Foods Inc.	12,632	449
	Nash Finch Co.	11,939	443
	WD-40 Co.	13,545	438
*	Great Atlantic &
	Pacific Tea Co.	36,212	427
*	Central Garden and
	Pet Co. Class A	39,898	397
*	Central Garden and Pet Co.	36,886	395
*,^	American Oriental
	Bioengineering Inc.	80,961	376
*	Boston Beer Co. Inc.
	Class A	7,839	365
*	Pantry Inc.	26,671	362
	Inter Parfums Inc.	28,460	346
*	Prestige Brands
	Holdings Inc.	43,870	345

*	Alliance One

	International Inc.	70,342	343
	Ingles Markets Inc. Class A	21,650	328
*	John B. Sanfilippo & Son Inc.	20,611	321
*	Elizabeth Arden Inc.	19,328	279
*,^	American Dairy Inc.	12,468	270
*	Heckmann Corp.	54,100	270
*	Smart Balance Inc.	44,578	267
	Alico Inc.	8,259	235
	B&G Foods Inc. Class A	25,592	235
	Weis Markets Inc.	6,287	229
	Pricesmart Inc.	11,006	225
*	Lifeway Foods Inc.	15,308	182
	Imperial Sugar Co.	10,200	178
	Arden Group Inc.	1,822	174
*	Zhongpin Inc.	10,800	169
	Spartan Stores Inc.	11,601	166
*	National Beverage Corp.	11,297	157
*	Revlon Inc. Class A	8,572	146
	Mannatech Inc.	44,016	137
	Farmer Bros Co.	6,656	131
*	USANA Health Sciences Inc.	3,935	126
*	Omega Protein Corp.	28,743	125
*	Harbinger Group Inc.	17,400	122
*	Reddy Ice Holdings Inc.	26,460	114
*	Susser Holdings Corp.	13,075	112
	Griffin Land & Nurseries Inc.	3,583	104
*	Overhill Farms Inc.	19,000	92
17

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	HQ Sustainable Maritime
	Industries Inc.	12,000	84
*	Star Scientific Inc.	94,615	66
	Oil-Dri Corp. of America	4,218	65
*	Parlux Fragrances Inc.	20,700	43
*	Female Health Co.	8,774	42
*	MGP Ingredients Inc.	4,834	37
*	Nutraceutical
	International Corp.	2,905	36
*	Physicians Formula
	Holdings Inc.	11,700	32
*	Inventure Group Inc.	10,712	25
*	Bridgford Foods Corp.	2,000	22
*	Diedrich Coffee Inc.	600	21
*	Seneca Foods Corp. Class A	800	19
	Tasty Baking Co.	1,568	11
	Calavo Growers Inc.	498	8
	Village Super Market Inc.
	Class A	200	5
*	Jones Soda Co.	12,240	5
	Schiff Nutrition
	International Inc.	484	4
			1,195,454
Energy (10.9%)
	Exxon Mobil Corp.	4,771,763	325,387
	Chevron Corp.	1,991,347	153,314
	Schlumberger Ltd.	1,189,103	77,399
	ConocoPhillips	1,398,830	71,438
	Occidental
	Petroleum Corp.	805,071	65,493
	Apache Corp.	333,392	34,396
	Devon Energy Corp.	418,670	30,772
	Anadarko Petroleum Corp.	487,136	30,407
	Halliburton Co.	895,185	26,936
*	Transocean Ltd.	318,821	26,398
	XTO Energy Inc.	547,358	25,469
	EOG Resources Inc.	250,273	24,352
	Marathon Oil Corp.	702,877	21,944
	National Oilwell Varco Inc.	415,233	18,308
	Hess Corp.	292,377	17,689
*	Southwestern Energy Co.	342,242	16,496
	Chesapeake Energy Corp.	605,559	15,672
	Spectra Energy Corp.	641,480	13,157
*	Weatherford
	International Ltd.	722,284	12,936
	Baker Hughes Inc.	307,831	12,461
	Noble Energy Inc.	172,390	12,278
	Williams Cos. Inc.	579,158	12,209
	Peabody Energy Corp.	265,957	12,024
	Noble Corp.	259,956	10,580
*	Cameron
	International Corp.	242,954	10,156
	Murphy Oil Corp.	180,057	9,759
	Valero Energy Corp.	559,465	9,371
	Consol Energy Inc.	179,643	8,946
	Range Resources Corp.	156,297	7,791

			Market
			Value•
		Shares	($000)
*	Ultra Petroleum Corp.	150,587	7,508
*	Petrohawk Energy Corp.	299,257	7,179
*	FMC Technologies Inc.	121,867	7,049
	El Paso Corp.	697,411	6,856
	Diamond Offshore
	Drilling Inc.	69,139	6,805
	Smith International Inc.	245,747	6,677
*	Newfield Exploration Co.	131,756	6,355
*	Nabors Industries Ltd.	282,248	6,178
*	Pride International Inc.	172,900	5,517
	Pioneer Natural
	Resources Co.	114,281	5,505
	BJ Services Co.	290,176	5,397
*	Alpha Natural
	Resources Inc.	119,162	5,169
	Cabot Oil & Gas Corp.	103,076	4,493
	Cimarex Energy Co.	83,107	4,402
	Helmerich & Payne Inc.	105,023	4,188
*	Kinder Morgan
	Management LLC	74,896	4,092
	EXCO Resources Inc.	178,536	3,790
*	Plains Exploration &
	Production Co.	136,409	3,773
*	Denbury Resources Inc.	248,103	3,672
*	Whiting Petroleum Corp.	50,679	3,621
	Arch Coal Inc.	161,628	3,596
	Massey Energy Co.	85,089	3,575
*	Oceaneering
	International Inc.	54,825	3,208
	Sunoco Inc.	116,591	3,043
*	Concho Resources Inc.	63,816	2,865
*	Dresser-Rand Group Inc.	82,162	2,597
*	Rowan Cos. Inc.	113,419	2,568
	Core Laboratories NV	21,718	2,565
	Southern Union Co.	111,574	2,533
*	Encore Acquisition Co.	52,671	2,529
	Tidewater Inc.	51,713	2,480
*	Forest Oil Corp.	106,465	2,369
	Patterson-UTI Energy Inc.	153,060	2,349
*	Atlas Energy Inc.	73,703	2,224
	St Mary Land &
	Exploration Co.	62,419	2,137
*	Atwood Oceanics Inc.	57,747	2,070
*	Oil States International Inc.	49,861	1,959
*	Unit Corp.	45,225	1,922
*	Superior Energy
	Services Inc.	78,182	1,899
	Tesoro Corp.	139,886	1,895
*	Comstock Resources Inc.	46,542	1,888
*	Quicksilver Resources Inc.	118,926	1,785
*	Dril-Quip Inc.	31,042	1,753
*	Arena Resources Inc.	38,099	1,643
	World Fuel Services Corp.	56,530	1,514
*	SEACOR Holdings Inc.	19,233	1,467
*	Continental Resources Inc.	34,184	1,466
*	SandRidge Energy Inc.	154,635	1,458

18

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CARBO Ceramics Inc.	19,830	1,352
*	Brigham Exploration Co.	99,573	1,349
*	Patriot Coal Corp.	85,657	1,324
*	Bill Barrett Corp.	41,147	1,280
*	Exterran Holdings Inc.	59,555	1,277
	Frontier Oil Corp.	104,863	1,263
*	Gran Tierra Energy Inc.	211,960	1,215
*	Mariner Energy Inc.	101,514	1,179
*	Helix Energy Solutions
	Group Inc.	98,918	1,162
	Overseas Shipholding
	Group Inc.	25,735	1,131
	Lufkin Industries Inc.	15,030	1,100
*	Key Energy Services Inc.	124,459	1,094
	Holly Corp.	42,511	1,090
*	Bristow Group Inc.	28,271	1,087
	Berry Petroleum Co.
	Class A	36,443	1,062
*	Rosetta Resources Inc.	52,585	1,048
	Penn Virginia Corp.	45,114	960
*	Carrizo Oil & Gas Inc.	34,687	919
*	BPZ Resources Inc.	95,621	908
*	CNX Gas Corp.	30,039	887
*	Swift Energy Co.	36,750	881
*	Tetra Technologies Inc.	76,072	843
*	ATP Oil & Gas Corp.	45,412	830
*	Clean Energy Fuels Corp.	53,479	824
*	Complete Production
	Services Inc.	61,210	796
*	ION Geophysical Corp.	132,576	785
*	Cal Dive International Inc.	101,456	767
*	Enbridge Energy
	Management LLC	14,281	759
*	James River Coal Co.	40,365	748
*	Cobalt International
	Energy Inc.	53,705	743
*	Stone Energy Corp.	40,634	733
*	Global Industries Ltd.	102,555	731
*	International Coal Group Inc.	187,841	725
*	Contango Oil & Gas Co.	13,116	617
*	McMoRan Exploration Co.	76,390	613
*	Parker Drilling Co.	121,003	599
	General Maritime Corp.	84,240	589
*	Goodrich Petroleum Corp.	23,069	562
*	Gulfmark Offshore Inc.	19,014	538
*	Hornbeck Offshore
	Services Inc.	21,600	503
*	Pioneer Drilling Co.	62,709	495
*	Oilsands Quest Inc.	430,658	495
*	Hercules Offshore Inc.	103,316	494
*	Willbros Group Inc.	28,800	486
*	Allis-Chalmers Energy Inc.	126,617	477
*	Matrix Service Co.	40,074	427
*	USEC Inc.	108,108	416
*	Clayton Williams Energy Inc.	10,911	382
	Vaalco Energy Inc.	83,943	382

			Market
			Value•
		Shares	($000)
*	Seahawk Drilling Inc.	15,785	356
*	Newpark Resources Inc.	82,326	348
	Gulf Island Fabrication Inc.	16,184	340
*	Basic Energy Services Inc.	38,009	338
	Energy XXI Bermuda Ltd.	139,861	323
*	GMX Resources Inc.	23,054	317
*	Approach Resources Inc.	39,048	301
	W&T Offshore Inc.	25,526	299
	Delek US Holdings Inc.	41,823	285
*	Venoco Inc.	21,297	278
*	Dawson Geophysical Co.	11,220	259
*	American Oil & Gas Inc.	61,693	259
	Alon USA Energy Inc.	37,062	254
*	Petroquest Energy Inc.	39,386	241
*	Western Refining Inc.	50,739	239
*	T 3 Energy Services Inc.	9,304	237
*	Delta Petroleum Corp.	225,048	234
*	Harvest Natural
	Resources Inc.	43,588	231
*	Abraxas Petroleum Corp.	115,876	223
*	Natural Gas Services
	Group Inc.	11,400	215
	RPC Inc.	20,231	210
*	Bronco Drilling Co. Inc.	41,040	208
	Crosstex Energy Inc.	33,324	202
*	Petroleum Development Corp. 10,985		200
*	FX Energy Inc.	67,836	193
*	Endeavour
	International Corp.	165,325	179
*	Tesco Corp.	12,700	164
*	CREDO Petroleum Corp.	16,623	155
*	CVR Energy Inc.	21,126	145
*	PHI Inc.	6,963	144
*	Bolt Technology Corp.	12,231	135
	Toreador Resources Corp.	12,850	127
*	OYO Geospace Corp.	2,929	126
*	Geokinetics Inc.	11,700	113
*	Gastar Exploration Ltd.	21,500	103
*	Gulfport Energy Corp.	8,672	99
*	Double Eagle Petroleum Co.	19,340	84
*	ENGlobal Corp.	26,500	83
*	Cheniere Energy Inc.	31,466	76
*	Syntroleum Corp.	28,304	75
*	Union Drilling Inc.	12,040	75
*	Superior Well Services Inc.	4,900	70
*	Rentech Inc.	56,482	69
*	Evergreen Energy Inc.	187,936	64
*	Warren Resources Inc.	26,047	64
*	HKN Inc.	16,344	60
*	Northern Oil And Gas Inc.	5,000	59
*	Callon Petroleum Co.	37,149	56
*	Rex Energy Corp.	4,500	54
*	Mitcham Industries Inc.	6,904	51
*	Boots & Coots Inc.	27,400	45
*	Kodiak Oil & Gas Corp.	17,400	39
*,^	Sulphco Inc.	53,850	36

19

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Westmoreland Coal Co.	3,998	36
*	Gasco Energy Inc.	64,680	34
*	Trico Marine Services Inc.	4,901	22
*	Pacific Ethanol Inc.	26,820	19
*	Meridian Resource Corp.	72,640	19
	Panhandle Oil and Gas Inc.
	Class A	600	16
*	Verenium Corp.	2,894	13
*	GeoGlobal Resources Inc.	5,959	12
*	Cano Petroleum Inc.	12,200	12
*	Barnwell Industries Inc.	2,002	9
*	RAM Energy Resources Inc.	3,700	8
*	Uranium Resources Inc.	7,500	6
*	TGC Industries Inc.	287	1
			1,335,395
Financials (15.2%)
	JPMorgan Chase & Co.	3,904,697	162,709
	Wells Fargo & Co.	4,821,880	130,143
	Bank of America Corp.	8,590,254	129,369
	Goldman Sachs
	Group Inc.	482,260	81,425
	Citigroup Inc.	21,047,529	69,667
	American Express Co.	1,062,520	43,053
	US Bancorp	1,898,074	42,726
	Morgan Stanley	1,214,582	35,952
	Bank of New York
	Mellon Corp.	1,194,344	33,406
*	Berkshire Hathaway Inc.
	Class B	9,763	32,081
	MetLife Inc.	812,857	28,735
	Travelers Cos. Inc.	563,575	28,100
	PNC Financial Services
	Group Inc.	458,072	24,182
	Prudential Financial Inc.	457,716	22,776
	Simon Property Group Inc.	282,945	22,579
	Aflac Inc.	464,386	21,478
	State Street Corp.	490,974	21,377
	CME Group Inc.	59,369	19,945
	Charles Schwab Corp.	979,979	18,443
	Capital One Financial Corp.	451,903	17,326
	BB&T Corp.	676,999	17,175
	Chubb Corp.	347,639	17,097
	Franklin Resources Inc.	160,156	16,872
	ACE Ltd.	333,930	16,830
	Allstate Corp.	506,216	15,207
	T Rowe Price Group Inc.	254,452	13,550
	Loews Corp.	344,222	12,512
*	Progressive Corp.	640,525	11,523
	Marsh & McLennan
	Cos. Inc.	520,680	11,497
	Northern Trust Corp.	215,926	11,315
	Vornado Realty Trust	161,191	11,274
	Public Storage	126,302	10,287
	SunTrust Banks Inc.	495,842	10,061
	Ameriprise Financial Inc.	253,642	9,846
	Invesco Ltd.	413,609	9,716

			Market
			Value•
		Shares	($000)
	AON Corp.	245,630	9,417
	Annaly Capital
	Management Inc.	540,699	9,381
	Boston Properties Inc.	137,795	9,242
	Equity Residential	272,311	9,199
	Hartford Financial
	Services Group Inc.	381,693	8,878
	HCP Inc.	289,195	8,832
	Discover Financial Services	534,320	7,860
	Principal Financial
	Group Inc.	316,900	7,618
	Lincoln National Corp.	300,355	7,473
	Fifth Third Bancorp	751,776	7,330
	Host Hotels & Resorts Inc.	617,906	7,211
*	IntercontinentalExchange Inc.	61,888	6,950
	Ventas Inc.	155,833	6,816
	NYSE Euronext	258,454	6,539
	AvalonBay Communities Inc.	79,576	6,534
	Hudson City Bancorp Inc.	469,222	6,442
	Unum Group	329,645	6,435
	Regions Financial Corp.	1,182,599	6,256
	XL Capital Ltd. Class A	340,102	6,234
	Plum Creek Timber Co. Inc.	162,051	6,119
	ProLogis	440,550	6,031
	New York Community
	Bancorp Inc.	399,947	5,803
	People’s United
	Financial Inc.	346,061	5,779
*	Genworth Financial Inc.
	Class A	478,146	5,427
	Kimco Realty Corp.	399,860	5,410
	Moody’s Corp.	199,780	5,354
	BlackRock Inc.	22,786	5,291
	Health Care REIT Inc.	119,055	5,277
*	SLM Corp.	464,532	5,235
	Everest Re Group Ltd.	60,607	5,193
^	M&T Bank Corp.	76,330	5,106
*	TD Ameritrade
	Holding Corp.	262,159	5,081
	PartnerRe Ltd.	66,692	4,979
	KeyCorp	874,430	4,853
*	Leucadia National Corp.	193,637	4,607
	Comerica Inc.	150,328	4,445
	Willis Group Holdings Ltd.	167,161	4,410
	Legg Mason Inc.	142,236	4,290
*	Berkshire Hathaway Inc.
	Class A	43	4,266
	Federal Realty
	Investment Trust	60,686	4,110
	Cincinnati Financial Corp.	153,840	4,037
	SL Green Realty Corp.	76,439	3,840
	Axis Capital Holdings Ltd.	134,624	3,825
	Nationwide Health
	Properties Inc.	106,696	3,754
	AMB Property Corp.	145,736	3,724
	Torchmark Corp.	82,444	3,623

20

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Digital Realty Trust Inc.	71,878	3,614
*,^	American International
	Group Inc.	120,321	3,607
	Liberty Property Trust	111,114	3,557
	WR Berkley Corp.	143,371	3,533
	Assurant Inc.	117,226	3,456
	Reinsurance Group of
	America Inc. Class A	72,343	3,447
	Macerich Co.	94,190	3,386
	Eaton Vance Corp.	110,533	3,361
	Rayonier Inc.	78,969	3,329
	RenaissanceRe
	Holdings Ltd.	62,049	3,298
*	CB Richard Ellis Group Inc.
	Class A	242,013	3,284
*	MSCI Inc. Class A	99,548	3,166
*	Markel Corp.	9,266	3,150
	HCC Insurance Holdings Inc.	111,780	3,127
	Regency Centers Corp.	87,946	3,083
*	Arch Capital Group Ltd.	42,488	3,040
	First American Corp.	90,404	2,993
*	First Horizon National Corp.	220,603	2,956
	Fidelity National
	Financial Inc. Class A	218,028	2,935
	Transatlantic Holdings Inc.	56,234	2,930
	Hospitality Properties Trust	122,026	2,893
*	NASDAQ OMX Group Inc.	141,804	2,811
*	Affiliated Managers
	Group Inc.	41,503	2,795
	Alexandria Real Estate
	Equities Inc.	43,154	2,774
	Senior Housing
	Properties Trust	126,733	2,772
	Assured Guaranty Ltd.	126,048	2,743
	Commerce Bancshares Inc.	70,298	2,722
	Duke Realty Corp.	222,801	2,712
	Camden Property Trust	63,833	2,705
	Mack-Cali Realty Corp.	78,146	2,702
^	Realty Income Corp.	103,996	2,695
	Cullen/Frost Bankers Inc.	53,392	2,670
*	St Joe Co.	92,260	2,665
	White Mountains
	Insurance Group Ltd.	7,943	2,642
	Waddell & Reed
	Financial Inc.	85,847	2,622
	Marshall & Ilsley Corp.	477,466	2,602
	First Niagara Financial
	Group Inc.	182,864	2,544
	Federated Investors Inc.
	Class B	92,136	2,534
*	AmeriCredit Corp.	133,065	2,534
	Jones Lang LaSalle Inc.	41,775	2,523
	Validus Holdings Ltd.	92,921	2,503
	UDR Inc.	150,357	2,472
	Chimera Investment Corp.	634,256	2,461
	Huntington Bancshares Inc.	673,998	2,460

			Market
			Value•
		Shares	($000)
*	Jefferies Group Inc.	103,287	2,451
	Janus Capital Group Inc.	181,979	2,448
	Old Republic
	International Corp.	239,570	2,405
	Essex Property Trust Inc.	28,247	2,363
	Highwoods Properties Inc.	70,766	2,360
	Raymond James
	Financial Inc.	98,181	2,334
	SEI Investments Co.	133,132	2,332
	Arthur J Gallagher & Co.	100,978	2,273
	Hanover Insurance
	Group Inc.	51,073	2,269
	Bank of Hawaii Corp.	47,839	2,251
	Weingarten Realty
	Investors	113,662	2,249
	Brown & Brown Inc.	119,774	2,152
	Corporate Office
	Properties Trust SBI	58,063	2,127
	Aspen Insurance
	Holdings Ltd.	82,901	2,110
	Washington Federal Inc.	108,339	2,095
	MFA Financial Inc.	272,657	2,004
	City National Corp.	43,633	1,990
	StanCorp Financial
	Group Inc.	48,961	1,959
*	E*Trade Financial Corp.	1,115,720	1,953
	Allied World
	Assurance Co.
	Holdings Ltd.	42,194	1,944
	Valley National Bancorp	135,178	1,910
	Taubman Centers Inc.	53,104	1,907
	Platinum Underwriters
	Holdings Ltd.	49,733	1,904
	American Financial
	Group Inc.	75,395	1,881
	Apartment Investment &
	Management Co.	117,131	1,865
	Endurance Specialty
	Holdings Ltd.	49,039	1,826
	Greenhill & Co. Inc.	22,685	1,820
	BancorpSouth Inc.	74,873	1,757
	BRE Properties Inc.	52,953	1,752
	National Retail
	Properties Inc.	80,548	1,709
*	SVB Financial Group	40,927	1,706
	Prosperity Bancshares Inc.	41,694	1,687
	Apollo Investment Corp.	176,010	1,677
*	ProAssurance Corp.	31,040	1,667
	FirstMerit Corp.	82,026	1,652
*	Alleghany Corp.	5,870	1,620
	Omega Healthcare
	Investors Inc.	83,159	1,617
	Westamerica
	Bancorporation	29,134	1,613
	Washington Real Estate
	Investment Trust	58,474	1,611

21

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Stifel Financial Corp.	26,889	1,593
	Home Properties Inc.	33,203	1,584
	TCF Financial Corp.	115,958	1,579
	Tanger Factory
	Outlet Centers	39,950	1,558
	Zions Bancorporation	120,354	1,544
	BioMed Realty Trust Inc.	97,733	1,542
	Fulton Financial Corp.	176,731	1,541
	Brandywine Realty Trust	129,172	1,473
	American Campus
	Communities Inc.	52,394	1,472
	Entertainment
	Properties Trust	41,740	1,472
	Equity Lifestyle
	Properties Inc.	28,886	1,458
	Popular Inc.	640,133	1,447
	HRPT Properties Trust	222,350	1,439
*	Forest City Enterprises Inc.
	Class A	120,833	1,423
	Montpelier Re Holdings Ltd.	82,040	1,421
	Protective Life Corp.	85,070	1,408
	Douglas Emmett Inc.	96,681	1,378
*	Knight Capital Group Inc.
	Class A	89,194	1,374
	Mid-America Apartment
	Communities Inc.	28,208	1,362
	LaSalle Hotel Properties	63,915	1,357
	Trustmark Corp.	60,004	1,353
	Ares Capital Corp.	107,568	1,339
	Kilroy Realty Corp.	43,384	1,331
	Associated Banc-Corp	120,801	1,330
*,^	Federal National
	Mortgage Assn.	1,116,647	1,318
*	Signature Bank	40,789	1,301
	BOK Financial Corp.	27,256	1,295
	Healthcare Realty Trust Inc.	59,899	1,285
	CBL & Associates
	Properties Inc.	131,646	1,273
	Developers Diversified
	Realty Corp.	137,280	1,271
	Hancock Holding Co.	29,025	1,271
	Potlatch Corp.	39,728	1,267
	Erie Indemnity Co. Class A	30,762	1,200
	UMB Financial Corp.	30,460	1,199
*	Conseco Inc.	235,647	1,178
	East West Bancorp Inc.	74,024	1,170
	NewAlliance Bancshares Inc.	95,833	1,151
	Northwest Bancshares Inc.	99,847	1,130
	Umpqua Holdings Corp.	84,268	1,130
	TFS Financial Corp.	92,792	1,127
	Unitrin Inc.	50,456	1,113
	Zenith National
	Insurance Corp.	37,318	1,111
	Max Capital Group Ltd.	48,774	1,088
	Redwood Trust Inc.	74,513	1,077
	Mercury General Corp.	27,418	1,076

			Market
			Value•
		Shares	($000)
	Delphi Financial Group Inc.	47,623	1,065
	Old National Bancorp	84,785	1,054
	Iberiabank Corp.	19,423	1,045
	Cash America
	International Inc.	29,871	1,044
	Franklin Street
	Properties Corp.	70,818	1,035
	Astoria Financial Corp.	82,938	1,031
	DCT Industrial Trust Inc.	204,471	1,026
	CapitalSource Inc.	257,268	1,021
	Hatteras Financial Corp.	36,238	1,013
	EastGroup Properties Inc.	26,167	1,002
	Tower Group Inc.	42,667	999
*	Piper Jaffray Cos.	19,689	996
	International
	Bancshares Corp.	51,716	979
	RLI Corp.	18,285	974
	Sovran Self Storage Inc.	27,215	972
*,^	Federal Home Loan
	Mortgage Corp.	658,896	969
	Extra Space Storage Inc.	83,524	965
	American National
	Insurance Co.	7,995	955
	PS Business Parks Inc.	19,067	954
	CVB Financial Corp.	109,974	950
	Post Properties Inc.	48,439	949
	First Financial Bancorp	64,735	943
	DiamondRock
	Hospitality Co.	109,125	924
	First Financial
	Bankshares Inc.	16,817	912
	MB Financial Inc.	46,100	909
	Equity One Inc.	56,015	906
	FNB Corp.	133,337	905
*	Allied Capital Corp.	248,665	898
*	Argo Group International
	Holdings Ltd.	30,785	897
	Capstead Mortgage Corp.	65,352	892
	Community Bank
	System Inc.	45,884	886
	Synovus Financial Corp.	429,762	881
*	PHH Corp.	54,168	873
*	Investment Technology
	Group Inc.	44,218	871
	Selective Insurance Group	52,902	870
	Acadia Realty Trust	51,447	868
	National Health
	Investors Inc.	23,417	866
	Glacier Bancorp Inc.	62,539	858
	Whitney Holding Corp.	94,110	857
*	KBW Inc.	31,281	856
	Wilmington Trust Corp.	69,270	855
	Sunstone Hotel
	Investors Inc.	94,473	839
	American Capital
	Agency Corp.	31,156	827

22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^	United Bankshares Inc.	41,364	826
	PacWest Bancorp	40,748	821
	Wintrust Financial Corp.	25,971	800
*	Dollar Financial Corp.	33,704	797
	Medical Properties Trust Inc.	79,357	794
*	MF Global Ltd.	113,707	790
	NBT Bancorp Inc.	38,708	788
	American Capital Ltd.	319,946	781
	Webster Financial Corp.	65,578	778
*	MGIC Investment Corp.	134,060	775
*	World Acceptance Corp.	21,358	765
	First Midwest Bancorp Inc.	68,637	747
	National Penn
	Bancshares Inc.	128,114	742
	City Holding Co.	22,910	741
	Employers Holdings Inc.	47,895	735
	Chemical Financial Corp.	31,139	734
*	Interactive Brokers
	Group Inc.	40,787	723
	Brookline Bancorp Inc.	71,610	710
	Columbia Banking
	System Inc.	43,350	701
	Anworth Mortgage
	Asset Corp.	99,725	698
	First Citizens
	BancShares Inc. Class A	4,255	698
*	Ocwen Financial Corp.	72,430	693
	Capitol Federal Financial	21,875	688
	Home Bancshares Inc.	28,525	687
*	Navigators Group Inc.	14,531	685
	optionsXpress Holdings Inc.	44,092	681
*	Portfolio Recovery
	Associates Inc.	14,868	667
*	MBIA Inc.	165,958	661
	Financial Federal Corp.	23,553	648
	American Equity Investment
	Life Holding Co.	86,696	645
	Park National Corp.	10,936	644
	Bank of the Ozarks Inc.	21,883	641
	Boston Private Financial
	Holdings Inc.	109,198	630
	Independent Bank Corp.	29,611	619
	First Commonwealth
	Financial Corp.	131,316	611
	Radian Group Inc.	82,413	602
	Evercore Partners Inc.
	Class A	19,642	597
	Colonial Properties Trust	50,295	590
*	Investors Bancorp Inc.	53,223	582
	Trustco Bank Corp.	92,265	581
*	Ezcorp Inc. Class A	33,246	572
	Saul Centers Inc.	17,315	567
	Infinity Property &
	Casualty Corp.	13,684	556
	Provident Financial
	Services Inc.	52,100	555

			Market
			Value•
		Shares	($000)
^	Prospect Capital Corp.	46,953	555
	BlackRock Kelso
	Capital Corp.	64,983	554
	Duff & Phelps Corp. Class A	30,090	549
	Cohen & Steers Inc.	23,862	545
*	Pico Holdings Inc.	16,624	544
	American Physicians
	Capital Inc.	17,932	544
	Susquehanna
	Bancshares Inc.	91,696	540
	Cathay General Bancorp	70,036	529
*	Forestar Group Inc.	23,786	523
*	Ashford Hospitality
	Trust Inc.	111,253	516
	FBL Financial Group Inc.
	Class A	27,873	516
	Berkshire Hills Bancorp Inc.	24,933	516
*	Alexander’s Inc.	1,687	514
*	Hilltop Holdings Inc.	43,532	507
	Community Trust
	Bancorp Inc.	20,691	506
	Dime Community
	Bancshares	43,104	505
	Investors Real Estate Trust	55,708	501
*	AMERISAFE Inc.	27,846	500
	Bank Mutual Corp.	71,957	498
*	Ambac Financial Group Inc.	590,774	490
*	First Cash Financial
	Services Inc.	21,867	485
	Calamos Asset
	Management Inc.
	Class A	42,000	484
	Arrow Financial Corp.	19,269	482
	Safety Insurance Group Inc.	13,230	479
	DuPont Fabros
	Technology Inc.	26,447	476
*	Broadpoint Gleacher
	Securities Inc.	105,893	472
	Provident New York Bancorp	55,261	466
*	Beneficial Mutual
	Bancorp Inc.	46,444	457
	Bancfirst Corp.	12,276	455
*	Texas Capital
	Bancshares Inc.	32,563	455
	Sterling Bancshares Inc.	87,860	451
	Associated Estates
	Realty Corp.	39,983	451
	Horace Mann
	Educators Corp.	36,039	451
	Inland Real Estate Corp.	54,734	446
	Cousins Properties Inc.	57,731	441
	Advance America Cash
	Advance Centers Inc.	79,007	439
*	Encore Capital Group Inc.	25,226	439
	BGC Partners Inc. Class A	92,843	429
	Phoenix Cos. Inc.	152,103	423

23

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Amtrust Financial
	Services Inc.	35,468	419
	Harleysville Group Inc.	13,056	415
	GAMCO Investors Inc.	8,532	412
	Camden National Corp.	12,379	405
	S&T Bancorp Inc.	23,431	399
	Harleysville National Corp.	61,673	397
	Capital Southwest Corp.	5,032	397
	Northfield Bancorp Inc.	28,905	391
	BankFinancial Corp.	39,427	390
	Hercules Technology
	Growth Capital Inc.	37,116	386
	PrivateBancorp Inc. Class A	42,963	385
*	Altisource Portfolio
	Solutions SA	18,264	383
	Ames National Corp.	18,000	380
*	FPIC Insurance Group Inc.	9,614	371
	Southside Bancshares Inc.	18,609	365
	Baldwin & Lyons Inc.	14,729	362
	Cardinal Financial Corp.	41,327	361
	Cedar Shopping Centers Inc.	53,098	361
	Ameris Bancorp	50,075	359
	Presidential Life Corp.	38,731	354
*	Enstar Group Ltd.	4,850	354
	Getty Realty Corp.	15,026	354
*	United America
	Indemnity Ltd. Class A	43,942	348
	Gladstone Capital Corp.	44,785	345
*	Citizens Inc.	52,626	344
	U-Store-It Trust	46,744	342
	Republic Bancorp Inc.
	Class A	16,432	339
	Renasant Corp.	24,667	335
	Kearny Financial Corp.	32,558	328
	Flushing Financial Corp.	29,062	327
	Agree Realty Corp.	14,023	327
*	International Assets
	Holding Corp.	22,346	325
	Abington Bancorp Inc.	47,077	324
	United Fire & Casualty Co.	17,619	321
	LTC Properties Inc.	11,775	315
	ViewPoint Financial Group	21,833	315
	Capital City Bank Group Inc.	22,509	312
	Lexington Realty Trust	51,107	311
	MarketAxess Holdings Inc.	22,227	309
*	Citizens Republic
	Bancorp Inc.	444,457	307
*	MCG Capital Corp.	70,444	304
*	Cowen Group Inc. Class A	51,197	303
	Simmons First
	National Corp. Class A	10,883	303
	First Financial Holdings Inc.	23,144	301
*	Riskmetrics Group Inc.	18,881	300
*	Strategic Hotels &
	Resorts Inc.	160,573	299
	Oriental Financial Group Inc.	27,644	299

			Market
			Value•
		Shares	($000)
*,^	iStar Financial Inc.	114,565	293
	First BanCorp	125,149	288
	First Busey Corp.	72,274	281
	National Western Life
	Insurance Co. Class A	1,612	280
	Nelnet Inc. Class A	16,237	280
	GFI Group Inc.	60,017	274
*	Avatar Holdings Inc.	15,983	272
	Bancorp Rhode Island Inc.	10,511	270
*	Pinnacle Financial
	Partners Inc.	18,936	269
*	LaBranche & Co. Inc.	94,409	268
	SWS Group Inc.	21,891	265
*	FBR Capital Markets Corp.	42,822	265
	WesBanco Inc.	21,268	262
	Walter Investment
	Management Corp.	18,302	262
	US Global Investors Inc.
	Class A	21,126	260
*	Greenlight Capital Re Ltd.
	Class A	10,752	253
	Meadowbrook Insurance
	Group Inc.	33,455	248
*	TradeStation Group Inc.	30,577	241
^	Banner Corp.	89,836	241
	Bryn Mawr Bank Corp.	15,734	237
	BRT Realty Trust	46,295	236
	Pennsylvania Real Estate
	Investment Trust	27,759	235
	Compass Diversified
	Holdings	18,347	234
	SCBT Financial Corp.	8,441	234
	American National
	Bankshares Inc.	10,649	233
*	Asset Acceptance
	Capital Corp.	34,066	231
	Parkway Properties Inc.	10,986	229
	Heartland Financial USA Inc.	15,845	227
	First Industrial Realty
	Trust Inc.	43,370	227
	Alliance Financial Corp.	8,325	226
	Nara Bancorp Inc.	19,829	225
	Consolidated-Tomoka
	Land Co.	6,367	222
^	Life Partners Holdings Inc.	10,450	221
	Donegal Group Inc. Class A	14,079	219
*	National Financial
	Partners Corp.	26,105	211
	SY Bancorp Inc.	9,875	211
	CoBiz Financial Inc.	44,119	210
	EMC Insurance Group Inc.	9,739	209
*	Credit Acceptance Corp.	4,960	209
*	United Community Banks Inc.	61,281	208
	Clifton Savings Bancorp Inc.	21,524	202
*	PMA Capital Corp. Class A	31,932	201
24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Flagstone Reinsurance
	Holdings Ltd.	17,819	195
*	Arbor Realty Trust Inc.	96,126	191
	First Merchants Corp.	32,178	191
	Stewart Information
	Services Corp.	16,796	189
	CompuCredit Holdings Corp.	56,824	189
	Sanders Morris
	Harris Group Inc.	34,402	189
	Education Realty Trust Inc.	38,992	189
	1st Source Corp.	11,673	188
	Lakeland Financial Corp.	10,847	187
	First Potomac Realty Trust	14,444	182
*	FelCor Lodging Trust Inc.	50,358	181
	Medallion Financial Corp.	22,087	180
*	Marlin Business
	Services Corp.	22,538	179
*	eHealth Inc.	10,617	174
	First Bancorp	12,323	172
	Universal Health Realty
	Income Trust	5,334	171
*	Arlington Asset
	Investment Corp.
	Class A	11,149	170
	ESSA Bancorp Inc.	14,509	170
*	CNA Surety Corp.	11,374	169
	First Financial Corp.	5,468	167
*	Safeguard Scientifics Inc.	15,832	163
	OneBeacon Insurance
	Group Ltd. Class A	11,566	159
	Trico Bancshares	9,567	159
*	GLG Partners Inc.	49,442	159
	First Mercury Financial Corp.	11,473	157
	Great Southern Bancorp Inc.	7,353	157
	Maiden Holdings Ltd.	21,319	156
	First Community
	Bancshares Inc.	12,944	156
	Cogdell Spencer Inc.	27,300	155
*	Tejon Ranch Co.	5,274	154
	BankAtlantic Bancorp Inc.
	Class A	117,578	153
	PMI Group Inc.	60,473	152
	Fifth Street Finance Corp.	14,031	151
	StellarOne Corp.	14,873	148
	Center Bancorp Inc.	16,521	147
	Westfield Financial Inc.	17,819	147
	Sierra Bancorp	19,076	146
	First of Long Island Corp.	5,666	143
	Danvers Bancorp Inc.	10,898	142
*	AmeriServ Financial Inc.	83,468	139
	NYMAGIC Inc.	8,297	138
	Sun Communities Inc.	6,804	134
	Lakeland Bancorp Inc.	20,733	132
^	TowneBank	11,296	132
	State Auto Financial Corp.	7,086	131
	Suffolk Bancorp	4,408	131

			Market
			Value•
		Shares	($000)
	Enterprise Financial
	Services Corp.	16,823	130
	Rewards Network Inc.	9,974	126
	Urstadt Biddle Properties Inc.
	Class A	8,198	125
	MVC Capital Inc.	10,560	125
	Tompkins Financial Corp.	3,024	122
	Federal Agricultural
	Mortgage Corp.	16,837	118
*,^	Cohen & Co. Inc.	23,178	114
	Washington Trust
	Bancorp Inc.	7,226	113
	German American
	Bancorp Inc.	6,816	111
	American Physicians
	Service Group Inc.	4,797	111
*,^	Amcore Financial Inc.	88,192	109
	Asta Funding Inc.	14,455	102
^	Capitol Bancorp Ltd.	52,169	102
*	First Marblehead Corp.	46,816	100
*	American Safety Insurance
	Holdings Ltd.	6,800	98
	OceanFirst Financial Corp.	8,624	97
*	Western Alliance Bancorp	25,685	97
	Oritani Financial Corp.	6,931	95
	CapLease Inc.	21,720	95
	NorthStar Realty
	Finance Corp.	27,684	95
*	Crawford & Co. Class B	23,931	94
^	Bridge Bancorp Inc.	3,894	94
	Merchants Bancshares Inc.	4,126	93
*	American
	Independence Corp.	20,279	92
	Resource America Inc.
	Class A	22,502	91
	Century Bancorp Inc. Class A	4,105	90
*	Penson Worldwide Inc.	9,728	88
	Gladstone Investment Corp.	19,136	87
	Univest Corp. of Pennsylvania	4,943	87
*	Guaranty Bancorp	65,579	87
	First Defiance Financial Corp.	7,612	86
	Kite Realty Group Trust	20,750	84
*	Reis Inc.	13,650	84
*	Ladenburg Thalmann
	Financial Services Inc.	129,695	83
	Sandy Spring Bancorp Inc.	9,250	82
*	HFF Inc. Class A	13,063	82
	Cascade Financial Corp.	36,647	81
	Oppenheimer Holdings Inc.
	Class A	2,406	80
	Investors Title Co.	2,504	78
*	Metro Bancorp Inc.	5,972	75
	Student Loan Corp.	1,609	75
*	Republic First Bancorp Inc.	17,473	75
	Financial Institutions Inc.	6,247	74
	Center Financial Corp.	15,249	70

25

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Central Pacific Financial Corp.	53,485	70
^	BancTrust Financial Group Inc.	24,403	70
	WSFS Financial Corp.	2,698	69

*	Affirmative Insurance

	Holdings Inc.	16,500	67
	First Financial Northwest Inc.	10,000	66
	Centerstate Banks Inc.	6,471	65
*	Gramercy Capital Corp.	24,868	64
*	Virtus Investment
	Partners Inc.	4,016	64
*	Newcastle Investment Corp.	30,001	63
	South Financial Group Inc.	96,177	62
	Pacific Capital Bancorp NA	64,227	62
	Mission West Properties Inc.	8,567	62
	CFS Bancorp Inc.	18,970	61
	K-Fed Bancorp	6,943	61
*,^	Capital Trust Inc. Class A	46,239	59
*	First Acceptance Corp.	28,851	56
	Winthrop Realty Trust	5,127	56
	Union Bankshares Corp.	4,439	55
*	SeaBright Insurance
	Holdings Inc.	4,633	53
	Eastern Virginia
	Bankshares Inc.	7,487	53
^	City Bank	30,530	53
	Sterling Bancorp	7,171	51
*	Cape Bancorp Inc.	7,560	51
	Glimcher Realty Trust	18,562	50
	Bar Harbor Bankshares	1,800	49
	LSB Corp.	4,999	49
	Monmouth Real Estate
	Investment Corp. Class A	6,436	48
*	NewStar Financial Inc.	12,108	47
*	Hanmi Financial Corp.	39,333	47
	ESB Financial Corp.	3,558	47
	Ramco-Gershenson
	Properties Trust	4,805	46
*	Firstcity Financial Corp.	6,000	45
*	Meridian Interstate
	Bancorp Inc.	4,724	41
	First Place Financial Corp.	14,747	41
*	Tree.com Inc.	4,454	41
	Colony Bankcorp Inc.	8,706	40
	Wilshire Bancorp Inc.	4,798	39
	Comm Bancorp Inc.	1,769	39
	Capital Bank Corp.	10,018	39
	Government Properties
	Income Trust	1,655	38
*	Primus Guaranty Ltd.	12,300	38
*	Maguire Properties Inc.	24,623	37
^	W Holding Co. Inc.	1,569	36
*	RAIT Financial Trust	26,606	35
	Shore Bancshares Inc.	2,379	34
	Atlantic Coast Federal Corp.	22,599	34
	PennantPark Investment Corp.	3,800	34
	VIST Financial Corp.	6,411	33

			Market
			Value•
		Shares	($000)
	Westwood Holdings
	Group Inc.	916	33
	Diamond Hill Investment
	Group Inc.	512	33
	First South Bancorp Inc.	3,129	32
	Cadence Financial Corp.	18,300	32
	MainSource Financial
	Group Inc.	6,687	32
*	Consumer Portfolio
	Services Inc.	27,451	31
	Hersha Hospitality Trust	9,885	31
	One Liberty Properties Inc.	3,442	30
*	Crawford & Co. Class A	9,000	30
	Ameriana Bancorp	11,143	30
	Peoples Bancorp Inc.	3,062	30
	Citizens & Northern Corp.	3,103	30
	Southwest Bancorp Inc.	4,254	30
	NGP Capital Resources Co.	3,600	29
*,^	Anchor Bancorp
	Wisconsin Inc.	46,214	29
	PMC Commercial Trust	3,875	29
^	Old Second Bancorp Inc.	4,202	29
^	Cascade Bancorp	41,579	29
	Pulaski Financial Corp.	4,191	28
	Kansas City Life
	Insurance Co.	900	27
	UMH Properties Inc.	3,070	26
*	First Keystone Financial Inc.	2,063	24
*	Bank of Florida Corp.	27,322	22
	Heritage Financial Corp.	1,610	22
	Meta Financial Group Inc.	1,049	22
	Peapack Gladstone
	Financial Corp.	1,726	22
*	Grubb & Ellis Co.	16,894	22
*,^	Sterling Financial Corp.	32,946	20
	Heritage Commerce Corp.	5,040	20
*,^	Frontier Financial Corp.	5,756	20
*	Bancorp Inc.	2,757	19
*	NewBridge Bancorp	8,425	19
	Rome Bancorp Inc.	2,312	18
^	Green Bankshares Inc.	5,147	18
*	Stratus Properties Inc.	1,599	18
*	Sun Bancorp Inc.	4,671	18
	Citizens South Banking Corp.	3,809	17
	West Bancorporation Inc.	3,478	17
	Smithtown Bancorp Inc.	2,863	17
	Gladstone Commercial Corp.	1,223	16
	Camco Financial Corp.	8,512	16
*	Virginia Commerce Bancorp	4,186	16
*	Waterstone Financial Inc.	7,200	15
	North Valley Bancorp	6,436	13
	Bank of Marin Bancorp	400	13
	HopFed Bancorp Inc.	1,305	12
	Farmers Capital Bank Corp.	1,180	12
	Mercantile Bank Corp.	4,011	12
	Wainwright Bank & Trust Co.	1,613	12

26

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Deerfield Capital Corp.	2,543	12
	TF Financial Corp.	616	12
	National Interstate Corp.	660	11
*	United Community
	Financial Corp.	7,545	11
	First United Corp.	1,815	11
	Resource Capital Corp.	2,172	11
	First M&F Corp.	4,667	10
	West Coast Bancorp	4,749	10
*	Macatawa Bank Corp.	4,554	10
*	Pacific Mercantile Bancorp	3,238	10
*	BCSB Bancorp Inc.	1,195	10
*	Maui Land &
	Pineapple Co. Inc.	1,676	9
	Premierwest Bancorp	6,453	9
*	First State Bancorporation	19,054	8
*	HMN Financial Inc.	1,711	7
	Jefferson Bancshares Inc.	1,600	7
	Seacoast Banking Corp.
	of Florida	4,404	7
	Firstbank Corp.	820	7
	Independent Bank Corp.	9,627	7
	Preferred Bank	3,847	7
	Federal Agricultural
	Mortgage Corp. Class A	1,021	7
	Provident Financial
	Holdings Inc.	2,290	6
	Middleburg Financial Corp.	500	6
	Codorus Valley Bancorp Inc.	1,184	6
*	Nicholas Financial Inc.	800	6
*	Unity Bancorp Inc.	1,310	5
*	Bank of Granite Corp.	9,915	5
	Northrim BanCorp Inc.	256	4
*	Superior Bancorp	1,211	4
	First Financial Service Corp.	438	4
	Wayne Savings
	Bancshares Inc.	673	4
*	AMV Liquidating Trust	34,500	4
	Integra Bank Corp.	4,988	4
	First Federal Bancshares
	of Arkansas Inc.	1,606	4
*	TierOne Corp.	5,200	4
	Peoples Financial Corp.	166	3
	Indiana Community Bancorp	438	3
	HF Financial Corp.	347	3
	Thomas Properties Group Inc.	1,100	3
	Timberland Bancorp Inc.	706	3
	MutualFirst Financial Inc.	500	3
*	Midwest Banc Holdings Inc.	6,867	2
*	Northern States Financial Corp.	599	2
	State Bancorp Inc.	330	2
*	Royal Bancshares of
	Pennsylvania Inc.	1,768	2
	Parkvale Financial Corp.	316	2
	FNB United Corp.	1,696	2

			Market
			Value•
		Shares	($000)
^	Hampton Roads
	Bankshares Inc.	900	2
	United Security Bancshares	86	1
	21st Century Holding Co.	282	1
	Princeton National
	Bancorp Inc.	100	1
	Kohlberg Capital Corp.	200	1
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	1
	MetroCorp Bancshares Inc.	159	1
*	American Realty Investors Inc.	40	1
	Brooklyn Federal Bancorp Inc.	44	—
*	ZipRealty Inc.	100	—
	Teton Advisors Inc. Class B	143	—
*	TIB Financial Corp.	394	—
			1,852,540
Health Care (12.5%)
	Johnson & Johnson	2,736,270	176,243
	Pfizer Inc.	8,006,943	145,646
	Merck & Co. Inc.	3,032,850	110,820
	Abbott Laboratories	1,535,003	82,875
*	Amgen Inc.	1,008,343	57,042
	Medtronic Inc.	1,101,712	48,453
	Bristol-Myers Squibb Co.	1,699,601	42,915
*	Gilead Sciences Inc.	897,918	38,862
	Eli Lilly & Co.	1,026,856	36,669
	UnitedHealth Group Inc.	1,153,987	35,174
	Baxter International Inc.	598,383	35,113
*	Medco Health
	Solutions Inc.	470,435	30,066
*	WellPoint Inc.	471,603	27,490
*	Celgene Corp.	455,426	25,358
	Covidien PLC	498,967	23,896
*	Express Scripts Inc.	258,912	22,383
*	Thermo Fisher
	Scientific Inc.	405,390	19,333
	Allergan Inc.	302,028	19,031
	Becton Dickinson and Co.	237,842	18,756
	McKesson Corp.	264,402	16,525
*	Biogen Idec Inc.	286,848	15,346
	Stryker Corp.	296,296	14,924
	Aetna Inc.	433,963	13,757
*	Boston Scientific Corp.	1,497,562	13,478
*	Genzyme Corp.	268,731	13,171
*	St Jude Medical Inc.	345,649	12,713
*	Zimmer Holdings Inc.	212,960	12,588
	Cardinal Health Inc.	358,014	11,542
*	Intuitive Surgical Inc.	37,702	11,436
*	Forest Laboratories Inc.	299,918	9,630
	CIGNA Corp.	271,165	9,564
	Quest Diagnostics Inc.	157,052	9,483
*	Life Technologies Corp.	175,198	9,151
*	Vertex Pharmaceuticals Inc.	191,319	8,198
*	Hospira Inc.	160,158	8,168

27

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Laboratory Corp. of
	America Holdings	107,697	8,060
	AmerisourceBergen Corp.
	Class A	295,555	7,705
	CR Bard Inc.	97,097	7,564
*	Humana Inc.	168,611	7,400
*	DaVita Inc.	103,525	6,081
*	Waters Corp.	95,182	5,898
*	Varian Medical Systems Inc.	124,684	5,841
*	Cerner Corp.	68,563	5,652
*	Mylan Inc.	303,772	5,599
*	Human Genome
	Sciences Inc.	179,296	5,486
	DENTSPLY International Inc.	140,223	4,932
*	Edwards Lifesciences Corp.	56,141	4,876
*	Henry Schein Inc.	89,568	4,711
*	Cephalon Inc.	74,168	4,629
*	CareFusion Corp.	179,262	4,483
	Beckman Coulter Inc.	68,104	4,457
*	Alexion Pharmaceuticals Inc.	87,537	4,274
*	Millipore Corp.	55,207	3,994
*	Watson Pharmaceuticals Inc. 100,095		3,965
*	ResMed Inc.	75,312	3,937
	IMS Health Inc.	181,784	3,828
*	Illumina Inc.	123,692	3,791
*	Hologic Inc.	255,426	3,704
*	Coventry Health Care Inc.	149,131	3,622
*	Mettler-Toledo
	International Inc.	33,556	3,523
*	Covance Inc.	63,849	3,484
*	Dendreon Corp.	130,316	3,425
*	Community Health
	Systems Inc.	92,476	3,292
*	Warner Chilcott PLC
	Class A	112,843	3,213
*	Inverness Medical
	Innovations Inc.	76,031	3,156
*	IDEXX Laboratories Inc.	58,601	3,132
	Perrigo Co.	77,872	3,102
*	King Pharmaceuticals Inc.	246,961	3,030
	Omnicare Inc.	118,941	2,876
*	Mednax Inc.	46,095	2,771
	Universal Health
	Services Inc. Class B	90,552	2,762
*	Tenet Healthcare Corp.	477,735	2,575
*	Patterson Cos. Inc.	91,290	2,554
*	Lincare Holdings Inc.	67,630	2,510
*	United Therapeutics Corp.	47,548	2,503
*	Myriad Genetics Inc.	95,801	2,500
	Pharmaceutical Product
	Development Inc.	106,002	2,485
*	Valeant Pharmaceuticals
	International	76,909	2,445
*	Health Net Inc.	104,271	2,428
	Techne Corp.	35,399	2,427
	PerkinElmer Inc.	116,471	2,398

			Market
			Value•
		Shares	($000)
*	Endo Pharmaceuticals
	Holdings Inc.	116,641	2,392
*	Charles River Laboratories
	International Inc.	65,993	2,223
*	Gen-Probe Inc.	50,278	2,157
	Teleflex Inc.	39,835	2,147
*	VCA Antech Inc.	84,672	2,110
*	Kinetic Concepts Inc.	53,362	2,009
*	Amylin Pharmaceuticals Inc.	141,556	2,009
*	BioMarin Pharmaceutical Inc.	100,424	1,889
*	Bio-Rad Laboratories Inc.
	Class A	18,957	1,829
*	Health Management
	Associates Inc. Class A	247,984	1,803
*	OSI Pharmaceuticals Inc.	58,005	1,800
*	Onyx Pharmaceuticals Inc.	61,188	1,795
	Owens & Minor Inc.	41,818	1,795
	Cooper Cos. Inc.	44,902	1,712
*	LifePoint Hospitals Inc.	52,044	1,692
*	Healthsouth Corp.	88,889	1,668
	STERIS Corp.	58,854	1,646
	Medicis Pharmaceutical
	Corp. Class A	59,459	1,608
*	WellCare Health Plans Inc.	42,175	1,550
*	Thoratec Corp.	56,931	1,533
*	Emergency Medical
	Services Corp. Class A	28,066	1,520
*	Varian Inc.	29,070	1,498
*	Regeneron
	Pharmaceuticals Inc.	61,955	1,498
*	Masimo Corp.	49,184	1,496
*	Magellan Health
	Services Inc.	35,422	1,443
*	American Medical
	Systems Holdings Inc.	74,525	1,438
	Hill-Rom Holdings Inc.	59,919	1,437
*	Haemonetics Corp.	25,750	1,420
*	AMERIGROUP Corp.	52,635	1,419
*	Immucor Inc.	70,057	1,418
*	Salix Pharmaceuticals Ltd.	55,211	1,402
*	Auxilium Pharmaceuticals Inc.	46,033	1,380
*	Catalyst Health Solutions Inc.	37,461	1,366
*,^	Amedisys Inc.	27,583	1,339
*	PSS World Medical Inc.	59,274	1,338
*	Allscripts-Misys Healthcare
	Solutions Inc.	65,040	1,316
*	Dionex Corp.	17,686	1,306
*	Brookdale Senior Living Inc.	71,693	1,304
	West Pharmaceutical
	Services Inc.	33,070	1,296
*	HMS Holdings Corp.	26,131	1,272
*	NuVasive Inc.	38,032	1,216
	Quality Systems Inc.	18,483	1,161
*	Sirona Dental Systems Inc.	36,078	1,145
*	Psychiatric Solutions Inc.	53,855	1,139
*	Cubist Pharmaceuticals Inc.	58,098	1,102

28

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Chemed Corp.	22,886	1,098
*	Medivation Inc.	28,277	1,065
*	Isis Pharmaceuticals Inc.	93,881	1,042
*	Eclipsys Corp.	56,114	1,039
*	Align Technology Inc.	57,235	1,020
*	athenahealth Inc.	22,042	997
*	Centene Corp.	45,863	971
*	Incyte Corp. Ltd.	105,153	958
*	Acorda Therapeutics Inc.	37,923	956
	Invacare Corp.	38,322	956
*	Par Pharmaceutical Cos. Inc.	35,265	954
*	Cepheid Inc.	76,330	953
*	Exelixis Inc.	128,261	945
*	Conmed Corp.	40,940	933
*	ev3 Inc.	68,085	908
*	AMAG Pharmaceuticals Inc.	23,878	908
*	Savient Pharmaceuticals Inc.	66,231	901
*	Alkermes Inc.	94,454	889
*	Alnylam Pharmaceuticals Inc.	49,659	875
*	Healthspring Inc.	49,664	875
	Meridian Bioscience Inc.	40,583	875
*	Nektar Therapeutics	93,044	867
*	Seattle Genetics Inc.	83,996	853
*	Gentiva Health Services Inc.	30,961	836
*	Volcano Corp.	47,658	828
	PDL BioPharma Inc.	119,885	822
*	Parexel International Corp.	58,154	820
*	Cyberonics Inc.	40,075	819
*	Celera Corp.	118,340	818
*	Conceptus Inc.	43,126	809
*	Wright Medical Group Inc.	40,970	776
*	Abaxis Inc.	30,112	769
*	Allos Therapeutics Inc.	116,081	763
	Analogic Corp.	19,752	761
*,^	Enzon Pharmaceuticals Inc.	69,718	734
*	Bio-Reference Labs Inc.	18,612	729
*	Cell Therapeutics Inc.	637,779	727
*	Integra LifeSciences
	Holdings Corp.	19,324	711
*	Amsurg Corp. Class A	32,222	710
*	Geron Corp.	126,007	699
*	Vivus Inc.	76,081	699
*	Martek Biosciences Corp.	36,739	696
*	Theravance Inc.	51,754	676
	Computer Programs &
	Systems Inc.	14,526	669
*	Healthways Inc.	35,638	654
*	Affymax Inc.	26,268	650
*	Natus Medical Inc.	43,833	648
*	Phase Forward Inc.	40,989	629
*	Kindred Healthcare Inc.	34,073	629
*	Viropharma Inc.	71,669	601
*	Halozyme Therapeutics Inc.	101,188	594
*	Air Methods Corp.	17,155	577
*	MedAssets Inc.	26,654	565
*	BioScrip Inc.	67,312	563

			Market
			Value•
		Shares	($000)
*	Affymetrix Inc.	95,466	558
*	Impax Laboratories Inc.	40,875	556
*	Luminex Corp.	37,110	554
	Landauer Inc.	8,804	541
*	AMN Healthcare
	Services Inc.	59,586	540
*,^	MannKind Corp.	61,340	537
*	Bruker Corp.	44,520	537
*	ABIOMED Inc.	61,333	536
*	Arena Pharmaceuticals Inc.	150,899	536
*	Medicines Co.	63,007	526
*	Assisted Living
	Concepts Inc. Class A	19,727	520
*	Cantel Medical Corp.	25,669	518
*	Genomic Health Inc.	25,889	506
*	AMICAS Inc.	91,649	499
*	InterMune Inc.	37,402	488
*	RehabCare Group Inc.	16,015	487
*	Emeritus Corp.	25,927	486
*	Merit Medical Systems Inc.	25,133	485
*	Almost Family Inc.	12,240	484
*	Momenta
	Pharmaceuticals Inc.	38,342	484
*	Clinical Data Inc.	26,300	480
*	Immunogen Inc.	59,965	471
*	Corvel Corp.	14,041	471
*	PharMerica Corp.	29,556	469
*	Ariad Pharmaceuticals Inc.	205,447	468
*	Hanger Orthopedic
	Group Inc.	33,845	468
*	Cadence
	Pharmaceuticals Inc.	47,971	464
*	XenoPort Inc.	24,550	456
*	Greatbatch Inc.	23,353	449
*	Curis Inc.	137,305	446
*	American Dental
	Partners Inc.	34,134	440
*,^	BioCryst
	Pharmaceuticals Inc.	68,034	440
*	Cross Country
	Healthcare Inc.	43,804	434
*	ICU Medical Inc.	11,836	431
*	Emergent Biosolutions Inc.	31,678	431
*	Orthofix International NV	13,889	430
*	Facet Biotech Corp.	24,208	426
*	Accuray Inc.	74,837	420
*	Universal American Corp.	34,737	406
*	ATS Medical Inc.	125,131	404
*	inVentiv Health Inc.	24,020	388
*	Array Biopharma Inc.	137,494	386
*	Alphatec Holdings Inc.	70,472	376
*	Allied Healthcare
	International Inc.	127,012	370
*	Akorn Inc.	205,127	367
*	AVANIR
	Pharmaceuticals Inc.	191,215	363

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Atrion Corp.	2,308	359
*	Albany Molecular
	Research Inc.	39,452	358
*	Abraxis Bioscience Inc.	8,353	339
*	Kensey Nash Corp.	13,231	337
*	LHC Group Inc.	9,997	336
*,^	AVI BioPharma Inc.	229,679	335
*	CryoLife Inc.	52,153	335
*	Rigel Pharmaceuticals Inc.	34,789	331
*	Cypress Bioscience Inc.	57,335	330
*	Zoll Medical Corp.	12,185	326
*	Inspire Pharmaceuticals Inc.	56,736	313
*	Exactech Inc.	17,833	309
*	Capital Senior Living Corp.	61,232	307
*	SurModics Inc.	13,410	304
*	Anika Therapeutics Inc.	39,233	299
*	Alliance HealthCare
	Services Inc.	52,420	299
*	Neogen Corp.	12,588	297
*	Genoptix Inc.	8,344	296
*	Anadys Pharmaceuticals Inc.	134,872	285
	America Service Group Inc.	17,781	282
*	Questcor
	Pharmaceuticals Inc.	59,339	282
*	Depomed Inc.	82,966	278
*	Arqule Inc.	74,924	276
*	Continucare Corp.	63,099	276
*	eResearchTechnology Inc.	44,910	270
*	Quidel Corp.	19,515	269
*	Odyssey HealthCare Inc.	17,024	265
*	Cerus Corp.	131,438	262
*	Accelrys Inc.	45,418	260
*	Pharmasset Inc.	12,410	257
*	KV Pharmaceutical Co.
	Class A	69,948	257
*	Cutera Inc.	29,629	252
*	Sequenom Inc.	55,150	228
*	MWI Veterinary Supply Inc.	5,979	225
*	Dyax Corp.	66,289	225
*	Zymogenetics Inc.	34,713	222
*	Durect Corp.	87,225	215
*	Medical Action Industries Inc.	13,400	215
*	IPC The Hospitalist Co. Inc.	6,324	210
*	Five Star Quality Care Inc.	59,524	207
*	Cynosure Inc. Class A	17,900	206
*	DexCom Inc.	25,208	204
*	Molina Healthcare Inc.	8,837	202
*	Symmetry Medical Inc.	25,069	202
*	SonoSite Inc.	8,482	200
*	Insulet Corp.	14,000	200
*	Sun Healthcare Group Inc.	21,255	195
*	Candela Corp.	60,532	183
*	Allion Healthcare Inc.	27,890	183
*	Targacept Inc.	8,620	180
*	Ligand Pharmaceuticals Inc.
	Class B	82,454	179

			Market
			Value•
		Shares	($000)
*	Omnicell Inc.	15,060	176
*	Cytokinetics Inc.	60,413	176
*	BioMimetic Therapeutics Inc.	14,542	174
*	Optimer Pharmaceuticals Inc.	15,349	173
	National Healthcare Corp.	4,638	168
*	Biodel Inc.	38,126	165
*,^	Discovery Laboratories Inc.	259,554	163
*	Adolor Corp.	111,517	163
*	Endologix Inc.	30,806	163
*	Pain Therapeutics Inc.	29,876	160
*,^	GTx Inc.	38,110	160
*	OraSure Technologies Inc.	31,409	160
*	Celldex Therapeutics Inc.	34,038	159
*	Res-Care Inc.	13,626	153
*	Immunomedics Inc.	47,045	151
*	Antigenics Inc.	235,293	151
*	Caliper Life Sciences Inc.	58,415	150
*	Alexza Pharmaceuticals Inc.	60,905	146
*	BMP Sunstone Corp.	25,593	146
*	Caraco Pharmaceutical
	Laboratories Ltd.	24,070	145
*	Triple-S Management Corp.
	Class B	8,176	144
*	BioClinica Inc.	33,629	143
*	IRIS International Inc.	11,438	141
*	Nabi Biopharmaceuticals	28,374	139
*	Columbia Laboratories Inc.	126,396	137
*	Acadia Pharmaceuticals Inc.	101,568	134
*	Palomar Medical
	Technologies Inc.	13,230	133
*	NPS Pharmaceuticals Inc.	38,805	132
*	Opko Health Inc.	69,547	127
*	US Physical Therapy Inc.	7,364	125
*	Angiodynamics Inc.	7,692	124
*	Protalix BioTherapeutics Inc.	18,675	124
*	Merge Healthcare Inc.	35,735	120
*	Novavax Inc.	44,611	119
*	Pozen Inc.	19,561	117
*	Micromet Inc.	17,349	116
*	Harvard Bioscience Inc.	32,348	116
*	Chelsea Therapeutics
	International Inc.	41,466	112
*	Biolase Technology Inc.	57,602	109
*	Myriad Pharmaceuticals Inc.	21,508	108
*	Clarient Inc.	39,851	106
*	Cambrex Corp.	18,866	105
*	Maxygen Inc.	17,251	105
*	Kendle International Inc.	5,707	105
*	GenVec Inc.	86,742	104
*	CytRx Corp.	91,582	103
*	Sunrise Senior Living Inc.	31,787	102
*	LCA-Vision Inc.	19,487	100
*	Orthovita Inc.	28,262	99
*	Spectranetics Corp.	14,143	98
*	Medcath Corp.	12,390	98
*	Rochester Medical Corp.	8,732	97

30

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Idenix Pharmaceuticals Inc.	42,528	91
*	Vital Images Inc.	7,125	90
*	Bovie Medical Corp.	11,000	86
*	Matrixx Initiatives Inc.	19,418	82
*	Insmed Inc.	104,650	81
*	Enzo Biochem Inc.	14,711	79
*	RTI Biologics Inc.	20,090	77
*	Progenics
	Pharmaceuticals Inc.	17,277	77
*	BioSphere Medical Inc.	27,491	75
*	Providence Service Corp.	4,531	72
*	Nighthawk Radiology
	Holdings Inc.	15,154	69
*	PDI Inc.	13,965	67
*	Corcept Therapeutics Inc.	23,958	67
*	Icad Inc.	42,953	65
*	Aastrom Biosciences Inc.	204,553	63
*	Sangamo Biosciences Inc.	9,647	57
*	Cardiac Science Corp.	25,269	56
*,^	Cytori Therapeutics Inc.	9,200	56
*	Idera Pharmaceuticals Inc.	10,285	53
*	HealthTronics Inc.	19,398	51
*	Osiris Therapeutics Inc.	7,100	51
*	Hi-Tech Pharmacal Co. Inc.	1,800	51
*	Animal Health
	International Inc.	20,454	49
*	Ardea Biosciences Inc.	3,492	49
*	ADVENTRX
	Pharmaceuticals Inc.	137,900	48
*	Vanda Pharmaceuticals Inc.	4,252	48
*	Vascular Solutions Inc.	5,686	48
*	ISTA Pharmaceuticals Inc.	9,776	45
*	Hooper Holmes Inc.	42,124	44
*	Lexicon Pharmaceuticals Inc.	25,762	44
*	Neurocrine Biosciences Inc.	15,959	43
*	Santarus Inc.	9,196	43
*	National Dentex Corp.	3,944	40
*	SuperGen Inc.	14,785	39
*	Rural/Metro Corp.	6,345	38
*,^	Hemispherx Biopharma Inc.	65,582	37
*	Penwest Pharmaceuticals Co.	13,587	35
*	Staar Surgical Co.	11,213	35
*,^	Biosante Pharmaceuticals Inc.	23,828	35
	Psychemedics Corp.	4,628	34
*	MiddleBrook
	Pharmaceuticals Inc.	66,191	34
*	Metabolix Inc.	3,000	33
*	Stereotaxis Inc.	8,300	33
	Ensign Group Inc.	2,100	32
*	Infinity Pharmaceuticals Inc.	5,218	32
*	Somanetics Corp.	1,801	32
*	American Caresource
	Holdings Inc.	12,800	31
*	Sciclone
	Pharmaceuticals Inc.	13,095	31

			Market
			Value•
		Shares	($000)
*	Spectrum
	Pharmaceuticals Inc.	6,800	30
*	CPEX Pharmaceuticals Inc.	2,615	30
*	Micrus Endovascular Corp.	1,927	29
*	MAKO Surgical Corp.	2,600	29
*	Osteotech Inc.	8,935	29
*	Peregrine
	Pharmaceuticals Inc.	9,467	28
*	Arrowhead Research Corp.	52,360	28
*	Digirad Corp.	13,188	28
*	Synovis Life Technologies Inc.	2,100	27
*	CardioNet Inc.	4,400	26
*	Vical Inc.	7,842	26
*	Transcend Services Inc.	1,200	26
*	Chindex International Inc.	1,800	25
*	Hansen Medical Inc.	8,149	25
*	Theragenics Corp.	18,231	24
*	TomoTherapy Inc.	6,200	24
*	Orexigen Therapeutics Inc.	3,200	24
*	Repligen Corp.	5,551	23
*	Pharmacyclics Inc.	7,259	23
*	StemCells Inc.	17,974	23
*	Skilled Healthcare Group Inc.	3,000	22
*	ThermoGenesis Corp.	37,607	22
*	AtriCure Inc.	3,400	21
*	XOMA Ltd.	28,554	20
*	SIGA Technologies Inc.	3,397	20
*	Entremed Inc.	23,118	19
*	Telik Inc.	21,589	17
*	Mediware Information
	Systems	2,170	15
	Trimeris Inc.	5,826	15
*	OXiGENE Inc.	11,910	14
*	ARCA Biopharma Inc.	3,931	13
*	Javelin Pharmaceuticals Inc.	9,800	13
*	Orthologic Corp.	14,989	11
*	Orchid Cellmark Inc.	6,213	11
*	Dynavax Technologies Corp.	7,379	11
*	NMT Medical Inc.	3,896	10
	Young Innovations Inc.	377	9
*	Metropolitan Health
	Networks Inc.	4,186	8
*	RXi Pharmaceuticals Corp.	1,626	7
*	BioForm Medical Inc.	2,150	7
*	OTIX Global Inc.	8,644	7
*	RadNet Inc.	2,600	5
*	IVAX Diagnostics Inc.	10,266	5
*	Strategic Diagnostics Inc.	3,632	5
*	Dialysis Corp. Of America	665	5
*	Cardica Inc.	2,775	3
*	NovaMed Inc.	620	2
*	EpiCept Corp.	3,977	2
*	Interleukin Genetics Inc.	2,262	2
*	Combinatorx Inc.	2,231	2
*	Heska Corp.	2,582	1
31

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	GTC Biotherapeutics Inc.	1,272	1
*	Quigley Corp.	400	1
			1,533,053
Industrials (10.9%)
	General Electric Co.	10,549,427	159,613
	United Technologies Corp.	887,715	61,616
	3M Co.	658,610	54,447
	United Parcel Service Inc.
	Class B	697,352	40,007
	Boeing Co.	685,235	37,092
	Caterpillar Inc.	616,786	35,151
	Burlington Northern
	Santa Fe Corp.	337,600	33,294
	Union Pacific Corp.	500,802	32,001
	Emerson Electric Co.	746,313	31,793
	Honeywell International Inc.	709,289	27,804
	FedEx Corp.	294,720	24,594
	Lockheed Martin Corp.	324,394	24,443
	Deere & Co.	420,017	22,719
	General Dynamics Corp.	324,946	22,152
	Danaher Corp.	269,809	20,290
	Illinois Tool Works Inc.	422,278	20,265
	Raytheon Co.	386,717	19,924
	Norfolk Southern Corp.	364,966	19,131
	CSX Corp.	389,349	18,880
	Tyco International Ltd.	470,914	16,802
	Northrop Grumman Corp.	300,174	16,765
	Waste Management Inc.	465,008	15,722
	Precision Castparts Corp.	139,362	15,379
	PACCAR Inc.	343,015	12,441
	Ingersoll-Rand PLC	317,323	11,341
	Republic Services Inc.
	Class A	376,847	10,669
	L-3 Communications
	Holdings Inc.	115,887	10,076
	Eaton Corp.	156,443	9,953
	CH Robinson
	Worldwide Inc.	167,329	9,827
*	Delta Air Lines Inc.	772,947	8,796
	Cummins Inc.	190,608	8,741
	Rockwell Collins Inc.	156,558	8,667
	Parker Hannifin Corp.	159,649	8,602
	ITT Corp.	172,309	8,571
	Southwest Airlines Co.	737,159	8,426
	Fluor Corp.	178,937	8,059
	Goodrich Corp.	123,374	7,927
	Dover Corp.	185,176	7,705
	Expeditors International
	of Washington Inc.	210,762	7,320
	Cooper Industries PLC	165,715	7,066
	Rockwell Automation Inc.	141,279	6,637
*,^	First Solar Inc.	46,367	6,278
	WW Grainger Inc.	62,182	6,021
	Fastenal Co.	132,777	5,529
*	McDermott International Inc.	228,797	5,493

			Market
			Value•
		Shares	($000)
	Flowserve Corp.	55,731	5,268
	Joy Global Inc.	101,622	5,243
	Textron Inc.	269,176	5,063
	Masco Corp.	358,075	4,945
	Roper Industries Inc.	90,363	4,732
	Pitney Bowes Inc.	206,094	4,691
*	Jacobs Engineering
	Group Inc.	123,503	4,645
	RR Donnelley & Sons Co.	204,000	4,543
*	Stericycle Inc.	80,460	4,439
	Dun & Bradstreet Corp.	52,606	4,438
	Manpower Inc.	77,921	4,253
	Pall Corp.	117,189	4,242
	Bucyrus International Inc.
	Class A	74,709	4,211
*	Iron Mountain Inc.	181,693	4,135
*	Quanta Services Inc.	196,673	4,099
	AMETEK Inc.	106,896	4,088
	Equifax Inc.	125,651	3,881
	Robert Half
	International Inc.	143,645	3,840
*	URS Corp.	83,905	3,735
*	Foster Wheeler AG	125,836	3,705
	Avery Dennison Corp.	100,959	3,684
	Stanley Works	71,165	3,666
	Cintas Corp.	136,786	3,563
	Oshkosh Corp.	87,123	3,226
*	Kansas City Southern	95,643	3,184
	Donaldson Co. Inc.	73,048	3,107
	KBR Inc.	159,295	3,027
	Pentair Inc.	92,987	3,003
*	AGCO Corp.	92,150	2,980
*	Alliant Techsystems Inc.	32,731	2,889
	JB Hunt Transport
	Services Inc.	88,462	2,855
*	Corrections Corp.
	of America	114,884	2,820
*	IHS Inc. Class A	50,234	2,753
*	Verisk Analytics Inc. Class A	90,300	2,734
	SPX Corp.	48,783	2,668
*	Waste Connections Inc.	79,824	2,661
*	Copart Inc.	71,089	2,604
	Harsco Corp.	80,072	2,581
*	AMR Corp.	329,320	2,546
	IDEX Corp.	80,160	2,497
*	Continental Airlines Inc.
	Class B	138,202	2,477
*	Navistar International Corp.	63,311	2,447
	Hubbell Inc. Class B	51,568	2,439
*	FTI Consulting Inc.	51,685	2,437
	Snap-On Inc.	57,557	2,432
*	Aecom Technology Corp.	88,107	2,423
*	Shaw Group Inc.	83,317	2,395
	Ryder System Inc.	55,855	2,300
	Lincoln Electric Holdings Inc.	42,551	2,275

32

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	BE Aerospace Inc.	96,351	2,264
*	Covanta Holding Corp.	123,788	2,239
	Gardner Denver Inc.	51,913	2,209
*	Hertz Global Holdings Inc.	183,646	2,189
*	UAL Corp.	166,980	2,156
*	Terex Corp.	107,899	2,137
	Carlisle Cos. Inc.	61,423	2,104
	Kennametal Inc.	81,052	2,101
*	Monster Worldwide Inc.	120,196	2,091
*	Spirit Aerosystems
	Holdings Inc. Class A	104,625	2,078
	MSC Industrial Direct Co.
	Class A	43,928	2,065
	Towers Watson & Co.
	Class A	42,584	2,024
	Landstar System Inc.	51,433	1,994
*	Owens Corning	76,825	1,970
	Timken Co.	82,498	1,956
*	Thomas & Betts Corp.	52,484	1,878
*	GrafTech International Ltd.	120,365	1,872
	Regal-Beloit Corp.	35,866	1,863
	Nordson Corp.	30,347	1,857
	TransDigm Group Inc.	38,800	1,843
	Wabtec Corp.	45,042	1,839
	Lennox International Inc.	47,115	1,839
*	Kirby Corp.	51,291	1,786
*	EMCOR Group Inc.	66,148	1,779
	Con-way Inc.	49,164	1,716
	Graco Inc.	60,008	1,714
*	American
	Superconductor Corp.	41,690	1,705
	CLARCOR Inc.	51,045	1,656
*	Tetra Tech Inc.	60,248	1,637
	Woodward Governor Co.	60,765	1,566
	Acuity Brands Inc.	43,296	1,543
*	General Cable Corp.	52,056	1,531
	Toro Co.	35,674	1,492
	Brady Corp. Class A	48,486	1,455
	Valmont Industries Inc.	18,478	1,450
	Crane Co.	46,621	1,428
	Curtiss-Wright Corp.	45,473	1,424
	Alexander & Baldwin Inc.	40,851	1,398
*	Clean Harbors Inc.	23,429	1,397
	Trinity Industries Inc.	79,219	1,382
	Watsco Inc.	27,995	1,371
	UTi Worldwide Inc.	94,699	1,356
*	United Stationers Inc.	23,584	1,341
*	Avis Budget Group Inc.	101,312	1,329
	GATX Corp.	46,132	1,326
*	JetBlue Airways Corp.	241,071	1,314
*	Teledyne Technologies Inc.	34,135	1,309
	Manitowoc Co. Inc.	131,023	1,306
*,^	SunPower Corp. Class A	55,070	1,304
*	MPS Group Inc.	93,209	1,281
	Baldor Electric Co.	44,626	1,254

			Market
			Value•
		Shares	($000)
*	Genesee & Wyoming Inc.
	Class A	38,353	1,252
*	Hexcel Corp.	96,405	1,251
	Actuant Corp. Class A	67,082	1,243
*	Esterline Technologies Corp.	29,982	1,222
*	Alaska Air Group Inc.	35,313	1,220
	Knight Transportation Inc.	62,239	1,201
*	Moog Inc. Class A	40,976	1,198
	Granite Construction Inc.	35,191	1,185
	Kaydon Corp.	33,108	1,184
*	Geo Group Inc.	51,173	1,120
*	WESCO International Inc.	39,879	1,077
	Simpson
	Manufacturing Co. Inc.	39,600	1,065
	HNI Corp.	38,452	1,062
	Brink’s Co.	43,279	1,053
*	AAR Corp.	44,801	1,030
	AO Smith Corp.	23,652	1,026
	Belden Inc.	46,551	1,020
*	HUB Group Inc. Class A	37,380	1,003
*	EnerSys	45,753	1,001
	Mueller Water Products Inc.
	Class A	191,253	994
*	USG Corp.	69,230	973
	Briggs & Stratton Corp.	50,668	948
	Skywest Inc.	55,641	941
	ESCO Technologies Inc.	26,219	940
	Mueller Industries Inc.	37,401	929
	Werner Enterprises Inc.	46,633	923
	Mine Safety Appliances Co.	34,690	920
	ABM Industries Inc.	44,204	913
*	Resources Connection Inc.	42,960	912
*	SYKES Enterprises Inc.	35,637	908
	Watts Water
	Technologies Inc. Class A	29,317	906
	Heartland Express Inc.	59,172	904
	Herman Miller Inc.	56,494	903
*	Insituform Technologies Inc.
	Class A	39,306	893
	Healthcare Services
	Group Inc.	41,348	887
*	SunPower Corp. Class B	42,055	881
	Albany International Corp.	39,020	876
	Rollins Inc.	45,187	871
*	Orbital Sciences Corp.	56,822	867
*	Old Dominion
	Freight Line Inc.	27,965	859
	Applied Industrial
	Technologies Inc.	38,170	842
	Otter Tail Corp.	33,949	842
*	Middleby Corp.	17,010	834
	Triumph Group Inc.	16,949	818
	American Science &
	Engineering Inc.	10,586	803
*	Armstrong World
	Industries Inc.	20,442	796

33

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Franklin Electric Co. Inc.	26,987	785
	Corporate Executive
	Board Co.	34,337	784
*	CoStar Group Inc.	18,499	773
	Barnes Group Inc.	45,490	769
*	MasTec Inc.	61,303	766
	Deluxe Corp.	51,207	757
*	Advisory Board Co.	24,672	756
*	Beacon Roofing Supply Inc.	46,130	738
	Aircastle Ltd.	73,886	728
*	US Airways Group Inc.	150,087	726
*	Layne Christensen Co.	25,040	719
*	Navigant Consulting Inc.	48,125	715
*	Macquarie
	Infrastructure Co. LLC	57,182	702
	Arkansas Best Corp.	23,708	698
	Forward Air Corp.	27,840	697
*	ATC Technology Corp.	29,020	692
	Badger Meter Inc.	17,325	690
	Administaff Inc.	28,409	670
*	ACCO Brands Corp.	90,912	662
*	II-VI Inc.	20,739	659
	EnergySolutions Inc.	77,519	658
*,^	Allegiant Travel Co. Class A	13,832	652
*	Blount International Inc.	64,532	652
*	Astec Industries Inc.	24,182	651
	Robbins & Myers Inc.	27,301	642
	Universal Forest
	Products Inc.	17,133	631
*,^	Genco Shipping &
	Trading Ltd.	27,963	626
*	Consolidated Graphics Inc.	17,826	624
*	CBIZ Inc.	81,031	624
*	AZZ Inc.	18,984	621
	Raven Industries Inc.	19,488	619
*	Korn/Ferry International	36,502	602
	Comfort Systems USA Inc.	48,469	598
*	AirTran Holdings Inc.	114,337	597
	Kaman Corp.	25,683	593
	Cubic Corp.	15,756	588
	Knoll Inc.	56,337	582
*	Altra Holdings Inc.	46,684	577
*,^	Evergreen Solar Inc.	362,748	548
*	Acacia Research-Acacia
	Technologies	59,763	544
*	Ceradyne Inc.	27,994	538
*	Atlas Air Worldwide
	Holdings Inc.	14,434	538
*,^	Energy Conversion
	Devices Inc.	50,715	536
	Quanex Building
	Products Corp.	31,461	534
*	Mobile Mini Inc.	37,671	531
*	Chart Industries Inc.	31,868	527
	Ampco-Pittsburgh Corp.	16,367	516
*	GenCorp Inc.	72,514	508

			Market
			Value•
		Shares	($000)
*	Michael Baker Corp.	12,128	502
*	Cornell Cos. Inc.	21,621	491

*	Dollar Thrifty Automotive

	Group Inc.	18,809	482
	G&K Services Inc. Class A	19,003	478
	Ameron International Corp.	7,497	476
*	Griffon Corp.	38,628	472
	CIRCOR International Inc.	18,683	470
*	Huron Consulting Group Inc.	20,149	464
	Apogee Enterprises Inc.	32,853	460
*	Marten Transport Ltd.	25,623	460
*	TrueBlue Inc.	30,502	452
*	M&F Worldwide Corp.	11,401	450
	Dynamic Materials Corp.	21,983	441
	Applied Signal
	Technology Inc.	22,582	436
*	Tutor Perini Corp.	23,950	433
*	FuelCell Energy Inc.	113,930	428
*	Orion Marine Group Inc.	19,889	419
	American Ecology Corp.	24,441	416
	AAON Inc.	21,271	415
*	Dycom Industries Inc.	51,293	412
	Interface Inc. Class A	49,377	410
*	EnerNOC Inc.	13,377	407
*	Colfax Corp.	33,740	406
*	On Assignment Inc.	56,765	406
*,^	Broadwind Energy Inc.	50,004	405
*	GeoEye Inc.	14,243	397
*	United Rentals Inc.	40,244	395
	HEICO Corp. Class A	10,879	391
	Ducommun Inc.	20,417	382
	Cascade Corp.	13,847	381
*	Celadon Group Inc.	34,555	375
	Ennis Inc.	22,309	375
	CDI Corp.	28,343	367
	International
	Shipholding Corp.	11,809	367
*	DynCorp International Inc.
	Class A	24,786	356
*	CRA International Inc.	13,235	353
	Greenbrier Cos. Inc.	33,819	351
	Heidrick & Struggles
	International Inc.	11,140	348
*	Trex Co. Inc.	17,726	347
*	Cenveo Inc.	39,080	342
	American Railcar
	Industries Inc.	30,581	337
*	Interline Brands Inc.	19,453	336
	Lindsay Corp.	8,406	335
*	China BAK Battery Inc.	118,917	331
*	H&E Equipment
	Services Inc.	31,465	330
	Bowne & Co. Inc.	48,889	327

*	APAC Customer

	Services Inc.	54,276	323
*	American Reprographics Co.	45,756	321

34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Tredegar Corp.	19,501	308
*	Advanced Battery
	Technologies Inc.	76,773	307
	Gibraltar Industries Inc.	19,471	306
*	Kforce Inc.	24,373	305
	American Woodmark Corp.	15,430	304
*	Amerco Inc.	6,045	301
*	EnPro Industries Inc.	11,077	293
*	Northwest Pipe Co.	10,891	293
*	Powell Industries Inc.	9,238	291
	Standex International Corp.	14,478	291
*	Hawaiian Holdings Inc.	41,383	290
*	ICT Group Inc.	17,578	287
	Alamo Group Inc.	16,566	284
	McGrath Rentcorp	12,580	281
*	Ladish Co. Inc.	18,441	278
	Seaboard Corp.	204	275
*	RBC Bearings Inc.	11,257	274
	Steelcase Inc. Class A	42,852	273
	Graham Corp.	12,900	267
	Encore Wire Corp.	12,628	266
*	Miller Industries Inc.	23,159	263
*	Polypore International Inc.	22,083	263
*	Force Protection Inc.	48,955	255
	Diamond Management &
	Technology Consultants Inc.
	Class A	34,547	255
	John Bean Technologies Corp. 14,868		253
*	DigitalGlobe Inc.	10,413	252
*	COMSYS IT Partners Inc.	27,425	244
*	Aerovironment Inc.	8,358	243
	Aceto Corp.	46,552	240
*	School Specialty Inc.	10,033	235
*	Rush Enterprises Inc.
	Class A	19,569	233
*	LB Foster Co. Class A	7,748	231
*	Exponent Inc.	8,248	230
*	Air Transport
	Services Group Inc.	86,695	229
*	Stanley Inc.	8,302	228
	Houston Wire & Cable Co.	18,879	225
	Gorman-Rupp Co.	8,011	221
	Courier Corp.	15,462	220
*	Argon ST Inc.	10,082	219
	Tennant Co.	8,314	218
	Great Lakes Dredge &
	Dock Corp.	33,390	216
*	RSC Holdings Inc.	30,424	214
*	United Capital Corp.	8,877	211
*	Republic Airways
	Holdings Inc.	28,594	211
*	Kelly Services Inc. Class A	17,600	210
*,^	Capstone Turbine Corp.	161,626	208
*	Flow International Corp.	67,513	208
	Viad Corp.	9,995	206
*	Dynamex Inc.	11,256	204

			Market
			Value•
		Shares	($000)
	Titan International Inc.	24,257	197
*	American Commercial
	Lines Inc.	10,671	196
*	GP Strategies Corp.	25,900	195
	TAL International Group Inc.	14,700	194
*	Flanders Corp.	43,451	194
*	ICF International Inc.	7,116	191
*	Kratos Defense & Security
	Solutions Inc.	17,702	187
*	Columbus McKinnon Corp.	13,464	184
	LSI Industries Inc.	23,206	183
*	Harbin Electric Inc.	8,900	183
*	Herley Industries Inc.	12,997	181
	Pacer International Inc.	56,698	179
*,^	Microvision Inc.	56,255	178
	NACCO Industries Inc.
	Class A	3,562	177
*	Pinnacle Airlines Corp.	25,710	177
*	Taser International Inc.	40,319	177
	Federal Signal Corp.	29,198	176
*	Active Power Inc.	159,376	175
	Barrett Business
	Services Inc.	14,235	175
*	Eagle Bulk Shipping Inc.	35,296	175
*	Commercial Vehicle
	Group Inc.	29,130	174
*	Power-One Inc.	40,101	174
*	Furmanite Corp.	43,935	167
*	Casella Waste Systems Inc.
	Class A	41,353	166
*	MYR Group Inc.	9,154	165
*	UQM Technologies Inc.	24,104	165
*	Ener1 Inc.	25,510	162
*	Team Inc.	8,564	161
*	PAM Transportation
	Services Inc.	15,285	158
*	PowerSecure
	International Inc.	21,502	155
*,^	Builders FirstSource Inc.	39,526	152
*	Fuel Tech Inc.	18,500	151
	Kimball International Inc.
	Class B	16,424	140
*	Sterling Construction Co. Inc.	7,103	136
*	Lydall Inc.	25,901	135
*,^	Ascent Solar
	Technologies Inc.	25,100	133
	Sauer-Danfoss Inc.	11,064	133
	Horizon Lines Inc. Class A	23,792	132
*	Kadant Inc.	8,297	132
	Sun Hydraulics Corp.	5,001	131
*	Intersections Inc.	26,006	127
*,^	China Fire & Security
	Group Inc.	9,400	127
*	NN Inc.	31,792	126
*	Amrep Corp.	9,002	123
*	ExpressJet Holdings Inc.	25,542	123

35

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Covenant Transportation
	Group Inc. Class A	29,175	123
	Hardinge Inc.	22,327	123
*	Spherion Corp.	21,844	123
*	LaBarge Inc.	10,000	120
*	BlueLinx Holdings Inc.	43,233	120
	Met-Pro Corp.	11,172	119
*	Hudson Highland Group Inc.	24,935	118
	Todd Shipyards Corp.	6,829	114
*	DXP Enterprises Inc.	8,744	114
*	Pike Electric Corp.	11,260	104
	Insteel Industries Inc.	7,400	96
*	Quixote Corp.	14,944	95
*	Willis Lease Finance Corp.	6,149	92
*	Saia Inc.	6,115	91
	Lawson Products Inc.	4,805	85
*,^	C&D Technologies Inc.	54,659	85
*	Waste Services Inc.	9,297	85
*	Park-Ohio Holdings Corp.	14,701	83
	Multi-Color Corp.	6,796	83
	Frozen Food Express
	Industries	24,405	81
*	Vicor Corp.	8,386	78
*	Plug Power Inc.	109,686	78
*	Tecumseh Products Co.
	Class A	6,472	76
*	Thermadyne Holdings Corp.	10,400	76
*	3D Systems Corp.	6,557	74
*	SmartHeat Inc.	5,100	74
*	Innovative Solutions &
	Support Inc.	16,018	74
*	Protection One Inc.	11,226	72
*	GT Solar International Inc.	12,966	72
	HEICO Corp.	1,623	72
*	Quality Distribution Inc.	18,134	72
*,^	Ocean Power
	Technologies Inc.	7,600	68
	FreightCar America Inc.	3,443	68
*	Magnetek Inc.	43,974	68
	Preformed Line
	Products Co.	1,500	66
*	LMI Aerospace Inc.	4,860	65
*	Allied Defense Group Inc.	13,400	64
*	Ceco Environmental Corp.	15,932	63
*	Astronics Corp.	7,165	61
*	K-Tron International Inc.	562	61
	LS Starrett Co. Class A	6,936	61
*	Beacon Power Corp.	122,700	61
*	Fushi Copperweld Inc.	5,739	58
*	Innerworkings Inc.	9,500	56
	Chase Corp.	4,696	55
	Schawk Inc. Class A	3,900	53
*	Metalico Inc.	10,223	50
*	PMFG Inc.	3,100	50
*	NCI Building Systems Inc.	27,194	49
*	Franklin Covey Co.	7,729	49

			Market
			Value•
		Shares	($000)
*	Hill International Inc.	7,800	49
*	Energy Recovery Inc.	7,014	48
*	WCA Waste Corp.	11,166	48
*	Titan Machinery Inc.	4,100	47
*,^	Akeena Solar Inc.	37,733	47
*	Innotrac Corp.	28,417	46
*	Volt Information
	Sciences Inc.	4,579	46
*,^	YRC Worldwide Inc.	53,784	45
*,^	Valence Technology Inc.	47,372	43
*	Perma-Fix Environmental
	Services	18,664	42
*	Ultralife Corp.	9,557	41
*	PRG-Schultz International Inc.	6,968	41
*,^	Arotech Corp.	23,278	39
*	TBS International Ltd.
	Class A	5,000	37
*	Hurco Cos. Inc.	2,300	34
*	Standard Parking Corp.	1,934	31
	Sypris Solutions Inc.	10,878	31
	Standard Register Co.	5,673	29
*	Advanced Environmental
	Recycling Technologies Inc.
	Class A	78,462	25
*	TRC Cos. Inc.	7,654	23
	Eastern Co.	1,500	20
*	Wabash National Corp.	10,509	20
*	LECG Corp.	6,536	20
*	Orion Energy Systems Inc.	4,313	19
*	USA Truck Inc.	1,500	19
	Virco Manufacturing	5,113	19
*,^	Document Security
	Systems Inc.	6,900	17
*	Applied Energetics Inc.	50,645	17
*,^	Builders FirstSource Inc.
	Rights Exp. 1/14/2010	63,681	16
*	China Architectural
	Engineering Inc.	14,042	15
	Superior Uniform Group Inc.	1,093	11
	Omega Flex Inc.	600	8
	Twin Disc Inc.	600	6
*	Wuhan General Group
	China Inc.	2,400	5
*	AT Cross Co. Class A	907	5
*	Mesa Air Group Inc.	25,176	3
*	US Home Systems Inc.	1,157	3
*	Argan Inc.	200	3
*	Integrated Electrical
	Services Inc.	200	1
	Universal Truckload
	Services Inc.	57	1
*	BMC Industries Inc.	4,603	—
			1,330,472
Information Technology (19.3%)
	Microsoft Corp.	7,962,738	242,784
*	Apple Inc.	889,464	187,552

36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	International Business
	Machines Corp.	1,301,615	170,381
*	Google Inc. Class A	240,257	148,955
*	Cisco Systems Inc.	5,726,985	137,104
	Hewlett-Packard Co.	2,369,387	122,047
	Intel Corp.	5,557,297	113,369
	Oracle Corp.	3,983,674	97,759
	QUALCOMM Inc.	1,650,534	76,354
	Visa Inc. Class A	456,798	39,952
*	EMC Corp.	2,007,369	35,069
	Texas Instruments Inc.	1,252,541	32,641
	Corning Inc.	1,543,635	29,808
*	eBay Inc.	1,089,158	25,639
	Accenture PLC Class A	609,961	25,313
	Mastercard Inc. Class A	98,004	25,087
*	Dell Inc.	1,745,780	25,069
*	Yahoo! Inc.	1,323,881	22,215
	Automatic Data
	Processing Inc.	498,688	21,354
*	Adobe Systems Inc.	521,395	19,177
	Applied Materials Inc.	1,323,884	18,455
	Motorola Inc.	2,279,691	17,690
*	Symantec Corp.	809,173	14,476
*	Juniper Networks Inc.	520,845	13,891
*	Broadcom Corp. Class A	433,348	13,629
*	Cognizant Technology
	Solutions Corp. Class A	291,381	13,200
	Western Union Co.	697,073	13,140
*	NetApp Inc.	334,083	11,489
	Tyco Electronics Ltd.	455,826	11,191
*	Marvell Technology
	Group Ltd.	523,089	10,854
*	Agilent Technologies Inc.	341,278	10,604
*	NVIDIA Corp.	544,737	10,176
	Paychex Inc.	322,839	9,892
*	Western Digital Corp.	223,481	9,867
*	Intuit Inc.	305,154	9,371
	CA Inc.	416,668	9,358
	Analog Devices Inc.	289,698	9,149
	Seagate Technology	492,056	8,951
*	Micron Technology Inc.	841,536	8,887
*	Computer Sciences Corp.	150,734	8,672
*	Salesforce.com Inc.	110,992	8,188
	Amphenol Corp. Class A	170,501	7,874
*	Citrix Systems Inc.	181,985	7,572
*	Fiserv Inc.	153,628	7,448
	Fidelity National
	Information Services Inc.	313,443	7,347
*	BMC Software Inc.	183,043	7,340
	Xerox Corp.	863,771	7,308
*	Sun Microsystems Inc.	749,391	7,022
	Xilinx Inc.	274,430	6,877
	Linear Technology Corp.	220,996	6,749
	Altera Corp.	292,492	6,619
*	SanDisk Corp.	226,013	6,552
*	McAfee Inc.	156,376	6,344

			Market
			Value•
		Shares	($000)
*	Activision Blizzard Inc.	569,103	6,323
	Harris Corp.	131,872	6,271
	Maxim Integrated
	Products Inc.	304,655	6,185
	KLA-Tencor Corp.	169,924	6,144
*	Flextronics
	International Ltd.	806,759	5,897
*	Autodesk Inc.	228,740	5,812
*	Red Hat Inc.	187,156	5,783
*	Electronic Arts Inc.	322,057	5,717
*	Advanced Micro
	Devices Inc.	563,763	5,457
*	Cree Inc.	95,894	5,406
*	Affiliated Computer
	Services Inc. Class A	90,474	5,400
*	Teradata Corp.	171,047	5,376
	Microchip Technology Inc.	181,934	5,287
*	Lam Research Corp.	126,185	4,948
*	FLIR Systems Inc.	150,931	4,938
*	VeriSign Inc.	191,580	4,644
*	Avnet Inc.	150,153	4,529
*	Akamai Technologies Inc.	171,810	4,352
	Global Payments Inc.	80,366	4,329
*	F5 Networks Inc.	78,203	4,143
*	Equinix Inc.	38,398	4,076
*	LSI Corp.	647,820	3,893
	Lender Processing
	Services Inc.	95,561	3,886
*	SAIC Inc.	202,659	3,838
*	ANSYS Inc.	87,743	3,813
	National
	Semiconductor Corp.	235,007	3,610
*	ON Semiconductor Corp.	399,419	3,519
*	Hewitt Associates Inc.
	Class A	83,255	3,518
*	Arrow Electronics Inc.	118,814	3,518
*	Sybase Inc.	80,480	3,493
*	Alliance Data Systems Corp.	52,795	3,410
*	Rovi Corp.	101,465	3,234
*	Synopsys Inc.	143,376	3,194
	Broadridge Financial
	Solutions Inc.	139,583	3,149
	Jabil Circuit Inc.	181,086	3,145
*	Nuance
	Communications Inc.	200,840	3,121
*	MEMC Electronic
	Materials Inc.	223,084	3,038
*	Brocade Communications
	Systems Inc.	396,512	3,025
*	Trimble Navigation Ltd.	119,034	3,000
	Factset Research
	Systems Inc.	44,724	2,946
*	3Com Corp.	390,512	2,929
	Total System Services Inc.	166,742	2,880
*	Itron Inc.	39,832	2,691

37

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Varian Semiconductor
	Equipment Associates Inc.	73,088	2,622
*	Ingram Micro Inc.	146,375	2,554
*	Dolby Laboratories Inc.
	Class A	53,120	2,535
*	AOL Inc.	107,409	2,500
*	MICROS Systems Inc.	80,308	2,492
*	CommScope Inc.	93,064	2,469
*	Rambus Inc.	99,672	2,432
*	Skyworks Solutions Inc.	170,949	2,426
	Solera Holdings Inc.	66,059	2,379
*	Tech Data Corp.	50,285	2,346
*	VistaPrint NV	40,607	2,301
*	Informatica Corp.	88,279	2,283
*	Novellus Systems Inc.	97,676	2,280
*	Atheros
	Communications Inc.	66,166	2,266
*	QLogic Corp.	118,933	2,244
*	VMware Inc. Class A	52,878	2,241
	Molex Inc. Class A	114,597	2,192
*	Tellabs Inc.	375,219	2,131
*	Polycom Inc.	83,864	2,094
*	Silicon Laboratories Inc.	42,532	2,056
*	Lexmark International Inc.
	Class A	77,950	2,025
*	Atmel Corp.	429,904	1,982
*	IAC/InterActiveCorp	95,587	1,958
*	PMC-Sierra Inc.	225,060	1,949
*	Parametric Technology Corp.	116,192	1,899
	Diebold Inc.	66,250	1,885
	Intersil Corp. Class A	122,746	1,883
*	WebMD Health Corp.	48,887	1,882
*	Teradyne Inc.	174,250	1,870
	Jack Henry & Associates Inc.	79,833	1,846
*	Concur Technologies Inc.	41,471	1,773
*	NCR Corp.	158,935	1,769
*	Sohu.com Inc.	30,645	1,755
*	JDS Uniphase Corp.	212,399	1,752
*	DST Systems Inc.	39,798	1,733
*	Compuware Corp.	237,520	1,717
*	NeuStar Inc. Class A	74,444	1,715
	National Instruments Corp.	57,958	1,707
*	TIBCO Software Inc.	175,904	1,694
*	Zebra Technologies Corp.	59,114	1,676
*	Cypress
	Semiconductor Corp.	155,186	1,639
*	Unisys Corp.	42,474	1,638
*	Cadence Design
	Systems Inc.	264,670	1,585
*	International Rectifier Corp.	71,482	1,581
*,^	Palm Inc.	154,882	1,555
*	CACI International Inc.
	Class A	30,166	1,474
*	Novell Inc.	347,220	1,441
*	Microsemi Corp.	80,841	1,435
*	Arris Group Inc.	125,368	1,433

			Market
			Value•
		Shares	($000)
*	Vishay Intertechnology Inc.	171,260	1,430
*	Anixter International Inc.	29,920	1,409
*	Gartner Inc.	77,042	1,390
*	Blackboard Inc.	30,354	1,378
*	MercadoLibre Inc.	26,536	1,376
*	Cybersource Corp.	66,413	1,336
*	Convergys Corp.	123,237	1,325
	ADTRAN Inc.	56,734	1,279
*	Riverbed Technology Inc.	55,538	1,276
	Plantronics Inc.	48,560	1,262
*	Veeco Instruments Inc.	38,094	1,259
*	VeriFone Holdings Inc.	75,997	1,245
*	Fairchild Semiconductor
	International Inc. Class A	123,310	1,232
*	Benchmark Electronics Inc.	64,827	1,226
*	RF Micro Devices Inc.	255,255	1,218
*	Progress Software Corp.	40,010	1,169
*	InterDigital Inc.	43,821	1,163
*	Wright Express Corp.	36,277	1,156
*	Tessera Technologies Inc.	49,232	1,146
*	Quest Software Inc.	62,142	1,143
*	Mentor Graphics Corp.	128,390	1,134
*	Genpact Ltd.	75,684	1,128
*	Blue Coat Systems Inc.	39,456	1,126
*	Plexus Corp.	39,234	1,118
*	TiVo Inc.	109,189	1,112
*	Ariba Inc.	88,590	1,109
*	FormFactor Inc.	49,796	1,084
*	Integrated Device
	Technology Inc.	167,452	1,083
*	Cymer Inc.	28,208	1,083
*	Mantech International Corp.
	Class A	21,863	1,056
*	Digital River Inc.	38,720	1,045
*,^	Synaptics Inc.	34,087	1,045
*	Semtech Corp.	61,066	1,039
	Fair Isaac Corp.	48,739	1,039
	Blackbaud Inc.	43,900	1,037
*	GSI Commerce Inc.	40,058	1,017
*	JDA Software Group Inc.	39,735	1,012
*	Acxiom Corp.	75,158	1,009
*	Rackspace Hosting Inc.	48,364	1,008
*	Euronet Worldwide Inc.	45,937	1,008
*	Ciena Corp.	92,170	999
*	Comtech
	Telecommunications Corp.	28,276	991
	Power Integrations Inc.	26,445	962
*	Coherent Inc.	32,065	953
	Syntel Inc.	24,908	947
*	CommVault Systems Inc.	39,546	937
*	Tekelec	61,063	933
*	CSG Systems
	International Inc.	48,237	921
*	Viasat Inc.	28,767	914
*	AsiaInfo Holdings Inc.	30,000	914
38

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	j2 Global
	Communications Inc.	44,868	913
*	Emulex Corp.	83,322	908
*	TriQuint Semiconductor Inc.	151,013	906
*	Sanmina-SCI Corp.	82,043	905
*	Cavium Networks Inc.	37,677	898
*	Netlogic Microsystems Inc.	19,165	887
	Earthlink Inc.	106,086	882
*	ValueClick Inc.	86,957	880
	MAXIMUS Inc.	17,563	878
*	FEI Co.	37,549	877
*	Sapient Corp.	105,383	872
*	MicroStrategy Inc. Class A	9,248	870
*	Littelfuse Inc.	26,995	868
*	Lawson Software Inc.	130,424	867
*	Avago Technologies Ltd.	47,403	867
*	Amkor Technology Inc.	120,178	860
*	Tyler Technologies Inc.	42,696	850
*	SRA International Inc.
	Class A	43,609	833
*	ACI Worldwide Inc.	47,928	822
*	Art Technology Group Inc.	182,138	821
*	MKS Instruments Inc.	46,811	815
*	DTS Inc.	23,806	814
*	Cabot Microelectronics Corp.	24,622	812
*	Brooks Automation Inc.	94,354	810
*	Take-Two Interactive
	Software Inc.	80,488	809
*	Advanced Energy
	Industries Inc.	53,233	803
*	Hittite Microwave Corp.	19,562	797
*	EchoStar Corp. Class A	39,166	789
	Cognex Corp.	43,910	778
*	Aruba Networks Inc.	72,430	772
*	Manhattan Associates Inc.	31,859	766
*	Websense Inc.	43,717	763
*	DealerTrack Holdings Inc.	40,378	759
*	Infinera Corp.	82,762	734
*	Advent Software Inc.	18,023	734
*	Checkpoint Systems Inc.	48,034	733
*	Omnivision
	Technologies Inc.	50,397	732
*	Brightpoint Inc.	99,530	732
*	Verigy Ltd.	56,679	729
*	Scansource Inc.	26,715	713
*	Applied Micro Circuits Corp.	95,292	712
*	Bottomline Technologies Inc.	39,639	696
*	Harmonic Inc.	108,482	687
*	ATMI Inc.	36,324	676
*	ArcSight Inc.	25,924	663
*	Monolithic Power
	Systems Inc.	27,593	661
*	Epicor Software Corp.	86,241	657
*	ModusLink Global
	Solutions Inc.	69,810	657
	Black Box Corp.	23,075	654

			Market
			Value•
		Shares	($000)
*	Entegris Inc.	123,530	652
*	ADC
	Telecommunications Inc.	102,810	638
*	Forrester Research Inc.	24,541	637
*	Rofin-Sinar Technologies Inc.	26,763	632
*	Adaptec Inc.	187,725	629
*	Cirrus Logic Inc.	90,487	617
	NIC Inc.	66,883	611
*	Intermec Inc.	47,403	610
*,^	STEC Inc.	36,867	602
*	L-1 Identity Solutions Inc.	80,417	602
*	TeleTech Holdings Inc.	29,755	596
*	i2 Technologies Inc.	31,000	593
*	Echelon Corp.	49,933	577
*	DG FastChannel Inc.	20,444	571
*	Taleo Corp. Class A	24,019	565
*	Insight Enterprises Inc.	49,437	565
*	Netgear Inc.	25,919	562
	CTS Corp.	57,214	550
*	FARO Technologies Inc.	25,371	544
*	Harris Stratex Networks Inc.	78,605	543
	Cohu Inc.	37,775	527
	United Online Inc.	72,685	523
	AVX Corp.	41,244	523
*	Oclaro Inc.	348,687	513
*	EPIQ Systems Inc.	36,555	511
*	Avid Technology Inc.	39,936	510
*	Electronics for Imaging Inc.	38,785	505
*	Constant Contact Inc.	31,484	504
*	Anadigics Inc.	119,130	503
*	Rogers Corp.	16,401	497
*	Electro Scientific
	Industries Inc.	45,659	494
*	Net 1 UEPS
	Technologies Inc.	25,410	493
*	Kulicke & Soffa
	Industries Inc.	90,964	490
*	SuccessFactors Inc.	29,449	488
*	Diodes Inc.	23,694	485
*	Actel Corp.	40,665	483
*	Netscout Systems Inc.	32,677	478
*	Ceva Inc.	36,858	474
*	KVH Industries Inc.	32,029	472
	MTS Systems Corp.	16,301	468
	Pegasystems Inc.	13,733	467
*	Ebix Inc.	9,471	462
*	Sonus Networks Inc.	218,943	462
*	Knot Inc.	45,091	454
	Molex Inc.	21,054	454
	Agilysys Inc.	49,801	453
	Park Electrochemical Corp.	16,392	453
*	RealNetworks Inc.	120,642	448
*	Cogent Inc.	42,911	446
*	Multi-Fineline Electronix Inc.	15,523	440
*	Ultimate Software Group Inc.	14,816	435
*	Actuate Corp.	101,183	433

39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Axcelis Technologies Inc.	303,237	428
*	Double-Take Software Inc.	42,775	427
*	TNS Inc.	16,597	426
*	Interactive Intelligence Inc.	22,392	413
*	SolarWinds Inc.	17,700	407
*	Sycamore Networks Inc.	19,362	405
*	Anaren Inc.	26,484	399
*	Internet Capital Group Inc.	58,611	390
*	Ciber Inc.	112,590	388
*	Hypercom Corp.	121,962	387
*	SYNNEX Corp.	12,568	385
*	Comverge Inc.	33,735	379
*	Hutchinson Technology Inc.	36,235	372
*	Quantum Corp.	126,581	371
*	Computer Task Group Inc.	45,724	366
*	Zoran Corp.	32,825	363
*	Cogo Group Inc.	49,000	361
*	Acme Packet Inc.	32,715	360
*	Digi International Inc.	39,209	358
*	Imation Corp.	40,897	357
*	Cray Inc.	55,404	356
*	SAVVIS Inc.	25,154	353
*	SonicWALL Inc.	46,317	352
*	Advanced Analogic
	Technologies Inc.	89,104	351
*	Radiant Systems Inc.	32,979	343
*	Extreme Networks	117,515	337
	Bel Fuse Inc. Class B	15,679	337
*	Lattice Semiconductor Corp.	122,992	332
	Heartland Payment
	Systems Inc.	25,191	331
*	Infospace Inc.	37,825	324
*	comScore Inc.	18,468	324
*	LTX-Credence Corp.	180,861	322
*	DivX Inc.	56,604	319
*	Novatel Wireless Inc.	39,233	313
*	Kopin Corp.	74,406	311
	Electro Rent Corp.	26,803	309
*	RightNow Technologies Inc.	17,355	301
*	infoGROUP Inc.	37,322	299
*	Integrated Silicon
	Solution Inc.	52,648	297
*	Dice Holdings Inc.	45,307	297
*	Sonic Solutions Inc.	24,739	293
	Micrel Inc.	35,633	292
*	FalconStor Software Inc.	71,636	291
*	THQ Inc.	57,256	289
	Methode Electronics Inc.	32,925	286
*	Liquidity Services Inc.	28,012	282
*	Finisar Corp.	31,420	280
*	Sourcefire Inc.	10,474	280
*	IXYS Corp.	37,753	280
*	Limelight Networks Inc.	71,232	280
	Daktronics Inc.	29,888	275
	Keynote Systems Inc.	25,186	275
*	Sigma Designs Inc.	24,899	266

			Market
			Value•
		Shares	($000)
*	California Micro
	Devices Corp.	56,393	266
*	Compellent Technologies Inc.	11,635	264
*	Standard Microsystems Corp.	12,640	263
*	Mercury Computer
	Systems Inc.	23,375	257
*	Global Cash Access
	Holdings Inc.	34,342	257
*	DDi Corp.	52,401	256
*	ActivIdentity Corp.	106,709	251
*	ExlService Holdings Inc.	13,560	246
*	Exar Corp.	34,490	245
*	Loral Space &
	Communications Inc.	7,630	241
*	TTM Technologies Inc.	20,797	240
*	DSP Group Inc.	41,552	234
*	NVE Corp.	5,662	234
*	Isilon Systems Inc.	34,077	234
*	Switch & Data
	Facilities Co. Inc.	11,513	233
*	EMS Technologies Inc.	16,026	232
*	Stratasys Inc.	13,400	232
*	MoneyGram
	International Inc.	80,296	231
*	Hackett Group Inc.	81,930	228
	Renaissance Learning Inc.	19,631	223
*	Emcore Corp.	206,703	221
*	BigBand Networks Inc.	62,211	214
*	Kenexa Corp.	16,286	213
*	Globecomm Systems Inc.	26,984	211
*	TeleCommunication
	Systems Inc. Class A	21,624	209
*	China Security &
	Surveillance Technology Inc.	27,396	209
*	Conexant Systems Inc.	90,185	209
	iGate Corp.	20,828	208
*	Immersion Corp.	44,631	204
*	Internap Network
	Services Corp.	41,979	197
*	Intevac Inc.	17,050	196
*	Volterra Semiconductor Corp.	9,648	184
*	Gerber Scientific Inc.	36,466	184
*	Openwave Systems Inc.	80,502	184
*	FSI International Inc.	62,208	183
*	Oplink Communications Inc.	11,154	183
*	Callidus Software Inc.	60,415	182
*	OSI Systems Inc.	6,677	182
*	Maxwell Technologies Inc.	9,989	178
*	Integral Systems Inc.	20,283	176
*	Perficient Inc.	20,733	175
*	Universal Display Corp.	13,749	170
*	S1 Corp.	25,446	166
*	Chordiant Software Inc.	60,010	165
*	LaserCard Corp.	28,524	165
*	Netezza Corp.	16,838	163
	Imergent Inc.	26,593	161

40

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Silicon Graphics
	International Corp.	23,021	161
*	Lionbridge Technologies Inc.	70,099	161
*	LivePerson Inc.	23,085	161
*	Newport Corp.	17,430	160
*	CalAmp Corp.	45,896	158
*	Dot Hill Systems Corp.	81,746	155
*	Virage Logic Corp.	26,890	148
*	Synchronoss
	Technologies Inc.	9,156	145
*	IPG Photonics Corp.	8,444	141
*	Nanometrics Inc.	12,155	138
*	Mindspeed
	Technologies Inc.	29,313	137
*	Ixia	18,337	136
*	Vocus Inc.	7,529	136
*	LoopNet Inc.	13,515	134
*	3PAR Inc.	11,163	132
*	Supertex Inc.	4,234	126
*	Ultratech Inc.	8,439	125
*	LoJack Corp.	30,792	124
*	Terremark Worldwide Inc.	18,078	124
*	Airvana Inc.	16,201	123
*	American Technology Corp.	82,441	122
*	MIPS Technologies Inc.
	Class A	27,892	122
*	Network Equipment
	Technologies Inc.	29,565	120
	American Software Inc.
	Class A	19,899	119
*	Move Inc.	71,496	119
*	Silicon Image Inc.	45,871	118
*	Measurement
	Specialties Inc.	11,379	114
*	PC-Tel Inc.	19,282	114
*	StarTek Inc.	15,179	114
	Technitrol Inc.	25,898	113
*	Radisys Corp.	11,734	112
	Opnet Technologies Inc.	8,782	107
*	Edgewater Technology Inc.	35,278	106
	Cass Information
	Systems Inc.	3,441	105
*	SMART Modular
	Technologies WWH Inc.	16,486	104
*	Hughes Communications Inc.	3,935	102
*	Autobytel Inc.	100,903	101
*	NetSuite Inc.	6,300	101
	Marchex Inc. Class B	19,772	100
*	ShoreTel Inc.	17,242	100
*	Silicon Storage
	Technology Inc.	38,496	99
*	VASCO Data Security
	International Inc.	15,503	97
*	Smith Micro Software Inc.	10,254	94
*	Saba Software Inc.	22,394	93
*	Pericom Semiconductor Corp.	7,966	92

			Market
			Value•
		Shares	($000)
*	Authentidate Holding Corp.	84,076	88
*	Presstek Inc.	40,414	86
*	Entropic Communications Inc.	28,035	86
*	Cyberoptics Corp.	12,617	85
*	AuthenTec Inc.	37,634	83
*	Super Micro Computer Inc.	7,457	83
*	Utstarcom Inc.	37,662	82
*	Cinedigm Digital
	Cinema Corp. Class A	66,166	82
*	Spectrum Control Inc.	8,322	79
*	Seachange International Inc.	11,978	79
*	Aware Inc.	27,498	77
*	support.com Inc.	28,656	76
*	Concurrent Computer Corp.	18,716	75
*	China Information Security
	Technology Inc.	11,907	73
*	Zygo Corp.	10,741	72
*	Magma Design
	Automation Inc.	31,132	72
*	Powerwave
	Technologies Inc.	55,133	69
*	NU Horizons
	Electronics Corp.	16,256	67
*	Internet Brands Inc. Class A	8,358	65
*	Evolving Systems Inc.	10,456	65
*	Dynamics Research Corp.	6,159	65
*	Rudolph Technologies Inc.	9,446	63
*	Symmetricom Inc.	12,104	63
*	On2 Technologies Inc.	101,265	62
*	Symyx Technologies Inc.	11,194	62
*	Mattson Technology Inc.	17,005	61
*	Information Services
	Group Inc.	18,500	59
*	SRS Labs Inc.	7,958	58
*	Web.com Group Inc.	8,564	56
*	Photronics Inc.	12,399	55
*	Online Resources Corp.	10,489	55
*	PC Connection Inc.	7,935	54
	TheStreet.com Inc.	22,202	53
*	PROS Holdings Inc.	5,100	53
	Ipass Inc.	48,300	50
*	Ness Technologies Inc.	9,900	49
*	MoSys Inc.	12,209	48
*	Geeknet Inc.	39,329	47
*	NCI Inc. Class A	1,600	44
*	Trident Microsystems Inc.	23,681	44
*	QuickLogic Corp.	20,338	43
*	GSE Systems Inc.	7,184	39
*	Planar Systems Inc.	13,595	39
*	Wave Systems Corp.
	Class A	27,132	39
*	DemandTec Inc.	4,299	38
*	PLATO Learning Inc.	8,094	35
	QAD Inc.	5,641	34
*	Transwitch Corp.	16,332	34
*	PLX Technology Inc.	10,154	33

41

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Merix Corp.	13,354	33
*	Rimage Corp.	1,873	32
*	WebMediaBrands Inc.	36,066	32
*	Datalink Corp.	6,944	30
*	TechTeam Global Inc.	3,948	30
*	Analysts International Corp.	43,421	29
*	Ditech Networks Inc.	22,501	29
	Bel Fuse Inc. Class A	1,477	29
*	Phoenix Technologies Ltd.	10,207	28
*	EndWave Corp.	11,401	28
*	White Electronic
	Designs Corp.	5,637	26
*	Telular Corp.	7,011	26
*	Orbcomm Inc.	9,500	26
*	Looksmart Ltd.	24,938	25
*	RAE Systems Inc.	22,642	25
*	PAR Technology Corp.	4,300	25
	Keithley Instruments Inc.	5,060	24
*	Bsquare Corp.	9,265	23
*	Lantronix Inc.	6,945	23
*	PDF Solutions Inc.	5,752	22
*	Tollgrade
	Communications Inc.	3,588	22
*	Zhone Technologies Inc.	51,901	21
*	CPI International Inc.	1,600	21
*	Pixelworks Inc.	6,860	21
*	Rainmaker Systems Inc.	13,990	21
*	China TransInfo
	Technology Corp.	2,500	20
*	Convera Corp. Class A	81,202	20
*	ID Systems Inc.	6,074	20
*	Digital Angel Corp.	25,038	19
*	Superconductor
	Technologies Inc.	7,694	18
*	Comarco Inc.	6,117	17
*	Westell Technologies Inc.
	Class A	12,309	15
	Richardson Electronics Ltd.	2,516	15
*	Opnext Inc.	7,514	14
*	Network Engines Inc.	10,019	13
*	Parkervision Inc.	7,288	13
*	X-Rite Inc.	5,944	13
*	SCM Microsystems Inc.	5,161	12
*	Ramtron International Corp.	6,348	11
*	Techwell Inc.	800	11
*	Vertro Inc.	24,139	10
*	Transact Technologies Inc.	1,434	10
*	Digital Ally Inc.	4,500	9
*	Research Frontiers Inc.	2,434	9
*	Zix Corp.	4,904	8
*	EF Johnson
	Technologies Inc.	7,007	8
*	Elixir Gaming
	Technologies Inc.	27,761	7
*	eLoyalty Corp.	859	6
*	Nextwave Wireless Inc.	12,200	5

			Market
			Value•
		Shares	($000)
	Selectica Inc.	16,188	4
*	iGO Inc.	1,228	2
*	Frequency Electronics Inc.	283	1
*	LeCroy Corp.	387	1
*	Management
	Network Group Inc.	2,896	1
*	Ikanos Communications Inc.	600	1
*	ICx Technologies Inc.	100	1
*	Wireless Telecom Group Inc.	1,279	1
*	Allen Organ Co.
	Escrow Shares	283	1
			2,364,455
Materials (3.9%)
	Monsanto Co.	542,105	44,317
*	Freeport-McMoRan
	Copper & Gold Inc.	408,949	32,835
	Dow Chemical Co.	1,135,574	31,376
	EI du Pont de
	Nemours & Co.	897,217	30,209
	Praxair Inc.	304,600	24,462
	Newmont Mining Corp.	476,465	22,542
	Air Products &
	Chemicals Inc.	208,577	16,907
	Alcoa Inc.	967,963	15,604
	Nucor Corp.	312,827	14,593
	International Paper Co.	408,580	10,942
	Ecolab Inc.	235,409	10,495
	PPG Industries Inc.	163,990	9,600
	Mosaic Co.	154,797	9,246
	Weyerhaeuser Co.	210,168	9,067
	United States Steel Corp.	142,531	7,856
	Vulcan Materials Co.	124,326	6,548
	Sigma-Aldrich Corp.	121,239	6,126
	Cliffs Natural Resources Inc.	130,345	6,008
*	Owens-Illinois Inc.	167,383	5,502
	Lubrizol Corp.	67,326	4,911
	MeadWestvaco Corp.	170,108	4,870
	Ball Corp.	88,895	4,596
	Celanese Corp. Class A	142,705	4,581
	Eastman Chemical Co.	72,273	4,354
	CF Industries Holdings Inc.	45,810	4,159
*	Crown Holdings Inc.	159,213	4,073
	Walter Energy Inc.	52,648	3,965
	Martin Marietta
	Materials Inc.	44,308	3,962
	Allegheny Technologies Inc.	87,700	3,926
	FMC Corp.	68,791	3,836
	Nalco Holding Co.	137,502	3,508
	Airgas Inc.	73,361	3,492
	Sealed Air Corp.	158,360	3,462
	Steel Dynamics Inc.	192,617	3,413
	International Flavors &
	Fragrances Inc.	78,730	3,239
	Terra Industries Inc.	99,683	3,209
	Bemis Co. Inc.	107,673	3,192
*	Pactiv Corp.	131,482	3,174

42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Sonoco Products Co.	99,367	2,906
	Reliance Steel &
	Aluminum Co.	65,712	2,840
	Ashland Inc.	70,645	2,799
	Albemarle Corp.	72,991	2,655
	RPM International Inc.	129,039	2,623
	Valspar Corp.	94,876	2,575
	Aptargroup Inc.	67,696	2,419
	Packaging Corp.
	of America	102,651	2,362
	AK Steel Holding Corp.	109,502	2,338
*	Domtar Corp.	41,700	2,311
	Compass Minerals
	International Inc.	32,518	2,185
	Temple-Inland Inc.	100,487	2,121
	Huntsman Corp.	166,835	1,884
	Rock-Tenn Co. Class A	36,617	1,846
*	WR Grace & Co.	72,201	1,830
	Royal Gold Inc.	38,641	1,820
	Scotts Miracle-Gro Co.
	Class A	45,833	1,802
	Cytec Industries Inc.	48,523	1,767
	Commercial Metals Co.	112,818	1,766
	Cabot Corp.	65,087	1,707
	Silgan Holdings Inc.	26,889	1,556
*	Solutia Inc.	119,498	1,518
*	Titanium Metals Corp.	117,641	1,473
*	Hecla Mining Co.	236,937	1,464
	NewMarket Corp.	12,147	1,394
	Olin Corp.	78,605	1,377
*	Coeur d’Alene Mines Corp.	75,679	1,367
	Greif Inc. Class A	24,454	1,320
*	Intrepid Potash Inc.	44,742	1,305
	Sensient Technologies Corp.	48,920	1,287
	Schweitzer-Mauduit
	International Inc.	17,549	1,235
	Carpenter Technology Corp.	43,722	1,178
	HB Fuller Co.	48,625	1,106
	Eagle Materials Inc.	41,349	1,077
	Schnitzer Steel Industries Inc.	22,135	1,056
*	Rockwood Holdings Inc.	44,618	1,051
	Arch Chemicals Inc.	34,007	1,050
	Minerals Technologies Inc.	19,012	1,036
*	OM Group Inc.	30,682	963
*	Allied Nevada Gold Corp.	62,463	942
*	Century Aluminum Co.	58,114	941
	Balchem Corp.	26,386	884
	AMCOL International Corp.	30,784	875
*	Louisiana-Pacific Corp.	124,400	868
	Texas Industries Inc.	24,039	841
	Worthington Industries Inc.	63,407	829
*	Calgon Carbon Corp.	53,602	745
*	RTI International Metals Inc.	28,409	715
*	Buckeye Technologies Inc.	63,535	620
	Ferro Corp.	75,121	619

			Market
			Value•
		Shares	($000)
*	Clearwater Paper Corp.	11,234	618
	Glatfelter	49,041	596
*	Brush Engineered
	Materials Inc.	29,625	549
	Koppers Holdings Inc.	17,995	548
*	Graphic Packaging
	Holding Co.	149,571	519
	Kaiser Aluminum Corp.	10,901	454
	Deltic Timber Corp.	9,556	441
	Innophos Holdings Inc.	18,709	430
	American Vanguard Corp.	51,614	428
*	PolyOne Corp.	56,660	423
*	Stillwater Mining Co.	38,336	363
*	US Energy Corp. Wyoming	59,038	350
	Westlake Chemical Corp.	13,796	344
	A Schulman Inc.	16,922	341
	Stepan Co.	5,267	341
	Neenah Paper Inc.	23,778	332
	AM Castle & Co.	23,627	323
	Zep Inc.	18,632	323
*	Headwaters Inc.	49,154	320
	Myers Industries Inc.	34,683	316
*	Omnova Solutions Inc.	49,972	306
*	Horsehead Holding Corp.	23,554	300
	Olympic Steel Inc.	9,204	300
	Haynes International Inc.	8,633	285
	Wausau Paper Corp.	24,064	279
	Hawkins Inc.	11,452	250
*	Zoltek Cos. Inc.	26,084	248
	Spartech Corp.	24,140	248
	Innospec Inc.	24,208	244
	Quaker Chemical Corp.	10,875	224
*	Landec Corp.	34,836	217
*	General Moly Inc.	96,245	200
*	US Gold Corp.	63,862	158
*	Mercer International Inc.	49,123	151
*	LSB Industries Inc.	10,487	148
*	China Green Agriculture Inc.	9,400	138
*	AEP Industries Inc.	3,419	131
*,^	Altair Nanotechnologies Inc.	140,448	124
*	Bway Holding Co.	5,722	110
	Penford Corp.	10,007	87
*	Boise Inc.	15,652	83
*	Ampal American Israel
	Class A	30,549	82
*	US Concrete Inc.	82,936	75
*	American Pacific Corp.	9,521	74
*,^	Flotek Industries Inc.	48,352	65
*	General Steel Holdings Inc.	14,370	63
*	Universal Stainless & Alloy	3,011	57
*	Nanophase
	Technologies Corp.	45,851	40
*	Georgia Gulf Corp.	1,935	34
	ICO Inc.	4,163	30
*	China Precision Steel Inc.	14,137	29

43

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	China Direct Industries Inc.	23,899	28
*	United States Lime &
	Minerals Inc.	600	21
*	ADA-ES Inc.	3,100	19
*	Senomyx Inc.	4,700	18
*	Verso Paper Corp.	2,500	7
			478,637
Telecommunication Services (2.9%)
	AT&T Inc.	5,858,161	164,204
	Verizon
	Communications Inc.	2,820,519	93,444
*	American Tower Corp.
	Class A	392,021	16,939
*	Crown Castle
	International Corp.	289,450	11,300
	CenturyTel Inc.	295,467	10,699
*	Sprint Nextel Corp.	2,890,619	10,580
	Qwest Communications
	International Inc.	1,543,152	6,497
*	NII Holdings Inc.	165,194	5,547
	Windstream Corp.	434,960	4,780
*	SBA Communications
	Corp. Class A	104,305	3,563
	Telephone & Data
	Systems Inc.	89,306	3,029
*	tw telecom inc Class A	149,106	2,556
*	Level 3
	Communications Inc.	1,628,680	2,492
	Frontier
	Communications Corp.	311,826	2,435
*	MetroPCS
	Communications Inc.	247,277	1,887
*	Syniverse Holdings Inc.	65,055	1,137
*	Leap Wireless
	International Inc.	61,587	1,081
*	Cincinnati Bell Inc.	249,712	861
	Atlantic Tele-Network Inc.	14,340	789
*	United States Cellular Corp.	18,477	784
	NTELOS Holdings Corp.	34,231	610
*	AboveNet Inc.	8,559	557
*	Neutral Tandem Inc.	21,849	497
*	Premiere Global
	Services Inc.	58,706	484
	Alaska Communications
	Systems Group Inc.	56,014	447
	Shenandoah
	Telecommunications Co.	21,717	442
*	Cogent Communications
	Group Inc.	40,662	401
	Consolidated
	Communications
	Holdings Inc.	22,508	394
*	Cbeyond Inc.	20,336	320
*	PAETEC Holding Corp.	72,817	302

			Market
			Value•
		Shares	($000)
	Iowa Telecommunications
	Services Inc.	17,711	297
*	General Communication Inc.
	Class A	45,071	288
*	Global Crossing Ltd.	20,176	287
	Telephone & Data
	Systems Inc.-
	Special Common Shares	7,633	231
	USA Mobility Inc.	20,773	229
	HickoryTech Corp.	22,563	199
*	Vonage Holdings Corp.	121,632	170
*	8x8 Inc.	70,343	106
*	Arbinet Corp.	42,059	104
*	SureWest
	Communications	9,822	98
*	ICO Global
	Communications
	Holdings Ltd.	74,963	81
*	TerreStar Corp.	82,047	77
*	FiberTower Corp.	16,179	68
*	IDT Corp. Class B	9,967	48
*	IDT Corp.	552	2
			351,343
Utilities (3.8%)
	Exelon Corp.	654,357	31,979
	Southern Co.	790,452	26,338
	Dominion Resources Inc.	591,151	23,008
	Duke Energy Corp.	1,287,701	22,161
	FPL Group Inc.	388,200	20,505
	Public Service
	Enterprise Group Inc.	502,556	16,710
	American Electric
	Power Co. Inc.	473,587	16,476
	PG&E Corp.	368,276	16,444
	Entergy Corp.	194,419	15,911
	FirstEnergy Corp.	303,062	14,077
	Sempra Energy	231,517	12,960
	Consolidated Edison Inc.	273,128	12,408
	PPL Corp.	374,225	12,091
	Progress Energy Inc.	277,557	11,383
	Edison International	307,799	10,705
	Xcel Energy Inc.	453,079	9,614
*	AES Corp.	663,308	8,829
	Questar Corp.	173,250	7,202
	DTE Energy Co.	163,663	7,134
	Ameren Corp.	232,172	6,489
	Constellation Energy
	Group Inc.	179,612	6,317
*	NRG Energy Inc.	263,929	6,231
	Wisconsin Energy Corp.	116,127	5,787
	EQT Corp.	123,772	5,436
	CenterPoint Energy Inc.	365,729	5,307
	Northeast Utilities	174,420	4,498
	Oneok Inc.	99,513	4,435
	SCANA Corp.	115,850	4,365

44

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	NiSource Inc.	273,756	4,210
	MDU Resources
	Group Inc.	173,847	4,103
	Allegheny Energy Inc.	168,675	3,961
	NSTAR	106,443	3,917
	American Water
	Works Co. Inc.	173,839	3,896
*	Calpine Corp.	351,340	3,865
	Pepco Holdings Inc.	219,702	3,702
	Pinnacle West Capital Corp.	100,499	3,676
	National Fuel Gas Co.	72,055	3,603
	CMS Energy Corp.	228,226	3,574
	OGE Energy Corp.	95,966	3,540
	Alliant Energy Corp.	109,926	3,326
	TECO Energy Inc.	202,406	3,283
	Integrys Energy Group Inc.	76,001	3,191
	DPL Inc.	115,189	3,179
	Energen Corp.	67,767	3,172
	NV Energy Inc.	233,124	2,886
	AGL Resources Inc.	77,151	2,814
	Atmos Energy Corp.	91,721	2,697
	Great Plains Energy Inc.	135,211	2,622
	UGI Corp.	107,830	2,608
	ITC Holdings Corp.	49,740	2,591
	Aqua America Inc.	135,379	2,371
	Westar Energy Inc.	108,508	2,357
*	Mirant Corp.	144,925	2,213
*	RRI Energy Inc.	350,305	2,004
	Piedmont Natural
	Gas Co. Inc.	73,682	1,971
	Hawaiian Electric
	Industries Inc.	91,873	1,920
	Vectren Corp.	77,277	1,907
	Nicor Inc.	44,926	1,891
	WGL Holdings Inc.	50,199	1,684
	Cleco Corp.	60,823	1,662
	New Jersey
	Resources Corp.	41,896	1,567
	Portland General Electric Co.	75,290	1,537
	IDACORP Inc.	47,298	1,511
	Southwest Gas Corp.	44,624	1,273
	Northwest Natural Gas Co.	26,434	1,191
	Avista Corp.	54,377	1,174
	Unisource Energy Corp.	36,123	1,163
	South Jersey Industries Inc.	29,701	1,134
	PNM Resources Inc.	86,354	1,092

			Market
			Value•
		Shares	($000)
	Black Hills Corp.	38,580	1,027
	Allete Inc.	28,818	942
	NorthWestern Corp.	35,885	934
*	El Paso Electric Co.	45,147	916
*	Dynegy Inc. Class A	502,998	910
	Laclede Group Inc.	25,062	846
	MGE Energy Inc.	22,995	822
	Ormat Technologies Inc.	20,562	778
	UIL Holdings Corp.	26,952	757
	American States Water Co.	20,109	712
	California Water
	Service Group	18,768	691
	CH Energy Group Inc.	15,832	673
	Empire District Electric Co.	33,018	619
	Connecticut Water
	Service Inc.	17,283	428
	SJW Corp.	17,108	386
	Central Vermont
	Public Service Corp.	14,906	310
	Southwest Water Co.	51,788	305
	Chesapeake Utilities Corp.	8,911	286
	Consolidated Water Co. Ltd.	11,813	169
*	Cadiz Inc.	13,055	156
	Maine & Maritimes Corp.	3,424	119
	Middlesex Water Co.	6,752	119
*	China Natural Gas Inc.	3,800	42
	Unitil Corp.	1,343	31
	York Water Co.	1,850	27
*	Synthesis Energy
	Systems Inc.	15,100	14
	Artesian Resources Corp.
	Class A	619	11
	Pennichuck Corp.	102	2
*	Purecycle Corp.	100	—
			463,870
Total Common Stocks
(Cost $12,470,323)			12,149,713
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
2	Sealy Corp., 8.000%
	(Cost $55)	430	37
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market
	Liquidity Fund, 0.187%	110,261,835	110,262

45

Institutional Total Stock Market Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae
	Discount Notes,
	0.200%, 2/24/10	3,000	2,999
5,6	Federal Home Loan
	Bank Discount Notes,
	0.275%, 2/19/10	3,000	3,000
			5,999
Total Temporary Cash Investments
(Cost $116,260)			116,261
Total Investments (100.4%)
(Cost $12,586,638)			12,266,011
Other Assets and Liabilities (-0.4%)
Other Assets			35,804
Liabilities[4]			(81,502)
			(45,698)
Net Assets (100%)			12,220,313

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	12,947,331
Undistributed Net Investment Income	1,838
Accumulated Net Realized Losses	(408,730)
Unrealized Appreciation (Depreciation)
Investment Securities	(320,627)
Futures Contracts	501
Net Assets	12,220,313

Institutional Shares—Net Assets
Applicable to 68,539,814 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,699,998
Net Asset Value Per Share—
Institutional Shares	$24.80

Institutional Plus Shares—Net Assets
Applicable to 424,104,077 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,520,315
Net Asset Value Per Share—
Institutional Plus Shares	$24.81

• See Note A in Notes to Financial Statements. * Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,466,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2 Non-income-producing security—new issue that has not paid a dividend as of December 31, 2009.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $32,811,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	222,426
Interest[1]	319
Security Lending	6,345
Total Income	229,090
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	728
Management and Administrative—Institutional Plus Shares	1,984
Total Expenses	2,712
Net Investment Income	226,378
Realized Net Gain (Loss)
Investment Securities Sold	(139,699)
Futures Contracts	16,845
Realized Net Gain (Loss)	(122,854)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,713,666
Futures Contracts	(3,052)
Change in Unrealized Appreciation (Depreciation)	2,710,614
Net Increase (Decrease) in Net Assets Resulting from Operations	2,814,138
1 Interest income from an affiliated company of the fund was $243,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,378	197,362
Realized Net Gain (Loss)	(122,854)	(175,332)
Change in Unrealized Appreciation (Depreciation)	2,710,614	(4,021,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,814,138	(3,999,926)
Distributions
Net Investment Income
Institutional Shares	(37,609)	(29,244)
Institutional Plus Shares	(188,293)	(168,295)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(225,902)	(197,539)
Capital Share Transactions
Institutional Shares	66,331	465,565
Institutional Plus Shares	1,829,292	1,597,986
Net Increase (Decrease) from Capital Share Transactions	1,895,623	2,063,551
Total Increase (Decrease)	4,483,859	(2,133,914)
Net Assets
Beginning of Period	7,736,454	9,870,368
End of Period[1]	12,220,313	7,736,454
1 Net Assets—End of Period includes undistributed net investment income of $1,838,000 and $1,362,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.68	$31.89	$30.71	$27.00	$25.83
Investment Operations
Net Investment Income	.483	.550	.547	.501	.398
Net Realized and Unrealized Gain (Loss)
on Investments	5.120	(12.208)	1.179	3.710	1.169
Total from Investment Operations	5.603	(11.658)	1.726	4.211	1.567
Distributions
Dividends from Net Investment Income	(.483)	(.552)	(.546)	(.501)	(.397)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.483)	(.552)	(.546)	(.501)	(.397)
Net Asset Value, End of Period	$24.80	$19.68	$31.89	$30.71	$27.00

Total Return	28.84%	-36.90%	5.60%	15.74%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,700	$1,106	$1,271	$939	$129
Ratio of Total Expenses to
Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.12%	1.81%	1.81%	1.77%
Portfolio Turnover Rate[1]	13%	13%	10%	8%	21%[2]

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.68	$31.89	$30.71	$27.00	$25.83
Investment Operations
Net Investment Income	.487	.556	.553	.506	.404
Net Realized and Unrealized Gain (Loss)
on Investments	5.130	(12.209)	1.179	3.710	1.169
Total from Investment Operations	5.617	(11.653)	1.732	4.216	1.573
Distributions
Dividends from Net Investment Income	(.487)	(.557)	(.552)	(.506)	(.403)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.487)	(.557)	(.552)	(.506)	(.403)
Net Asset Value, End of Period	$24.81	$19.68	$31.89	$30.71	$27.00

Total Return	28.92%	-36.89%	5.62%	15.76%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,520	$6,631	$8,599	$4,615	$3,587
Ratio of Total Expenses to
Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.14%	1.83%	1.83%	1.80%
Portfolio Turnover Rate[1]	13%	13%	10%	8%	21%[2]

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for

U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

51

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,149,659	25	29
Convertible Preferred Stocks	37	—	—
Temporary Cash Investments	110,262	5,999	—
Futures Contracts—Liabilities[1]	(660)	—	—
Total	12,259,298	6,024	29
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2009:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2008	—
Transfers into Level 3	45
Change in Unrealized Appreciation (Depreciation)	(16)
Balance as of December 31, 2009	29

52

Institutional Total Stock Market Index Fund

D. At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	98	27,212	139
E-mini S&P 500 Index	March 2010	455	25,268	75
Russell 2000 Mini Index	March 2010	138	8,610	246
S&P MidCap 400 Index	March 2010	6	2,175	41

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2009, the fund had $1,838,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $389,387,000 to offset future net capital gains of $26,053,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, $96,976,000 through December 31, 2016, and $207,385,000 through December 31, 2017. In addition, the fund realized losses of $8,450,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $12,597,030,000. Net unrealized depreciation of investment securities for tax purposes was $331,019,000, consisting of unrealized gains of $1,361,978,000 on securities that had risen in value since their purchase and $1,692,997,000 in unrealized losses on securities that had fallen in value since their purchase.

53

Institutional Total Stock Market Index Fund

F. During the year ended December 31, 2009, the fund purchased $3,162,562,000 of investment securities and sold $1,227,607,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	616,126	36,199	620,253	22,203
Issued in Lieu of Cash Distributions	35,139	1,632	26,476	1,072
Redeemed	(584,934)	(25,497)	(181,164)	(6,927)
Net Increase (Decrease)—Institutional Shares	66,331	12,334	465,565	16,348
Institutional Plus Shares
Issued	3,248,471	159,817	3,068,668	128,801
Issued in Lieu of Cash Distributions	164,499	7,560	156,894	6,415
Redeemed	(1,583,678)	(80,238)	(1,627,576)	(67,899)
Net Increase (Decrease)—Institutional Plus Shares	1,829,292	87,139	1,597,986	67,317

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 10, 2010, for potential recognition or disclosure in these financial statements.

54

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional

Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2010

Special 2009 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $213,545,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 92.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2009	12/31/2009	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,234.05	$0.25
Institutional Plus Shares	1,000.00	1,234.04	0.14
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.98	$0.23
Institutional Plus Shares	1,000.00	1,025.08	0.13

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

57

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

58

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

59

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal

Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education

Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and the Columbus Community Education Coalition; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services); Deputy Chairman of the Federal Reserve Bank of Cleveland; Trustee of University Hospitals of Cleveland, The Cleveland Museum of Art, and Case Western Reserve University.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller

Michael S. Miller
James M. Norris
Glenn W. Reed
George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the  Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

© 2010 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q8710 022010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2009: $67,500

Fiscal Year Ended December 31, 2008: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2009: $3,354,640

Fiscal Year Ended December 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2009: $876,210

Fiscal Year Ended December 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

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(c) Tax Fees.

Fiscal Year Ended December 31, 2009: $423,070

Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2009: $0

Fiscal Year Ended December 31, 2008: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence.

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At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2009: $423,070

Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

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Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: February 22, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.

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